UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-07572
                                    --------------------------

                         Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)

                                                              Principal
                                                               Amount                     Value

---------------------------------------------------------------------------------------------------------
BONDS (55.07%)
ADVANCED MATERIALS & PRODUCTS (0.07%)
 Hexcel
                                                               $                      $
  9.75%; 01/15/09                                                  350,000                 367,500
AEROSPACE & DEFENSE (0.16%)
 Dunlop Standard Aerospace Holdings
  11.88%; 05/15/09                                                 630,000                 667,800
 Northrop Grumman
  7.75%; 02/15/31                                                  100,000                 117,714
 Rockwell International
  6.63%; 06/01/05                                                   75,000                  77,286
                                                                                           862,800
AEROSPACE & DEFENSE EQUIPMENT (0.15%)
 K&F Industries
  9.25%; 10/15/07                                                  519,000                 531,975
 Lockheed Martin
  7.65%; 05/01/16                                                  250,000                 293,219
                                                                                           825,194
AGRICULTURAL OPERATIONS (0.41%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                1,590,000               1,577,587
  5.35%; 04/15/14                                                  600,000                 581,066
  5.88%; 05/15/13                                                  145,000                 147,002
                                                                                         2,305,655
AIRLINES (0.13%)
 Southwest Airlines
  5.10%; 05/01/06                                                   60,889                  62,377
  5.50%; 11/01/06                                                  650,000                 675,529
                                                                                           737,906
ASSET BACKED SECURITIES (1.32%)
 Bear Stearns Asset Backed Securities /1/
  2.05%; 03/25/34                                                1,000,000                 999,968
 Chase Funding Mortgage Loan Asset Backed
   Certificates /1/
  1.74%; 09/25/33                                                1,550,000               1,549,952
  1.95%; 09/25/33                                                  795,000                 794,975
 Countrywide Asset Backed
  Certificates
  1.95%; 02/25/34 /1/                                            2,285,713               2,288,163
  3.61%; 04/25/30                                                  590,000                 588,949
 Master Adjustable Rate Mortgages Trust /1/
  2.55%; 03/25/34                                                1,100,000               1,107,960
                                                                                         7,329,967
AUTO-CARS & LIGHT TRUCKS (0.75%)
 DaimlerChrysler Holding
  2.71%; 08/08/06 /1/                                            1,250,000               1,262,870
  4.05%; 06/04/08                                                  965,000                 956,184
  6.90%; 09/01/04                                                  330,000                 331,120
  7.25%; 01/18/06                                                  550,000                 582,766
 Ford Motor
  7.45%; 07/16/31                                                  235,000                 223,508
 General Motors
  8.25%; 07/15/23                                                  560,000                 581,859
 Hyundai Motor Manufacturing /5/
  5.30%; 12/19/08                                                  225,000                 224,456
                                                                                         4,162,763

                                                                Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.55%)
 Collins & Aikman Products
                                                              $                      $
  10.75%; 12/31/11                                                250,000                 255,000
 Delco Remy International
  8.63%; 12/15/07                                                 400,000                 404,500
 Delphi /1/ /5/
  1.96%; 12/01/04                                                 625,000                 625,000
 Lear /5/
  5.75%; 08/01/14                                                 830,000                 835,643
  7.96%; 05/15/05                                                 285,000                 296,609
 Tenneco Automotive
  11.63%; 10/15/09                                                575,000                 616,688
                                                                                        3,033,440
AUTOMOBILE SEQUENTIAL (0.70%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                 680,000                 690,749
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                 376,959                 382,083
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                 750,000                 754,933
 Honda Auto Receivables Owner Trust
  4.22%; 04/16/07                                               1,500,000               1,516,194
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                 250,000                 250,960
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                 294,937                 297,535
                                                                                        3,892,454
BEVERAGES-NON-ALCOHOLIC (0.08%)
 Bottling Group
  4.63%; 11/15/12                                                 110,000                 107,954
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                                 345,000                 343,614
                                                                                          451,568
BEVERAGES-WINE & SPIRITS (0.39%)
 Diageo Capital
  1.72%; 04/20/07 /1/                                           1,975,000               1,974,625
  3.38%; 03/20/08                                                 200,000                 196,878
                                                                                        2,171,503
BREWERY (0.40%)
 Cia Brasileira de Bebidas /5/
  8.75%; 09/15/13                                                 220,000                 238,700
  10.50%; 12/15/11                                                405,000                 479,925
 Coors Brewing
  6.38%; 05/15/12                                                 830,000                 896,719
 Miller Brewing /5/
  5.50%; 08/15/13                                                 320,000                 324,310
 SABMiller /5/
  6.63%; 08/15/33                                                 250,000                 265,622
                                                                                        2,205,276
BROADCASTING SERVICES & PROGRAMMING (0.42%)
 Clear Channel Communications
  5.75%; 01/15/13                                               1,000,000               1,009,547
 Grupo Televisa
  8.50%; 03/11/32                                                 160,000                 165,600
 Liberty Media
  3.50%; 09/25/06                                                 550,000                 547,939

                                                                Principal
                                                                  Amount                   Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
 Liberty Media (continued)
                                                                $                      $
  5.70%; 05/15/13                                                 640,000                 629,714
                                                                                        2,352,800
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
 CRH America
  5.30%; 10/15/13                                                 135,000                 134,213
  6.40%; 10/15/33                                                 250,000                 252,955
  6.95%; 03/15/12                                                 816,000                 908,850
 Masco /1/ /5/
  1.65%; 03/09/07                                               1,400,000               1,401,639
                                                                                        2,697,657
BUILDING PRODUCTS-AIR & HEATING (0.01%)
 York International
  6.63%; 08/15/06                                                  35,000                  37,094
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.08%)
 Hanson Overseas
  6.75%; 09/15/05                                                 450,000                 469,484
BUILDING PRODUCTS-WOOD (0.02%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                 115,000                 110,060
BUILDING-RESIDENTIAL & COMMERCIAL (0.06%)
 KB Home
  7.75%; 02/01/10                                                 340,000                 355,300
CABLE TV (1.05%)
 Charter Communications /5/
  8.38%; 04/30/14                                                 250,000                 241,250
 Comcast
  5.30%; 01/15/14                                                 220,000                 214,635
  5.85%; 01/15/10                                                 520,000                 546,087
  7.05%; 03/15/33                                                 500,000                 527,056
 Comcast Cable Communications
  6.75%; 01/30/11                                                 250,000                 272,314
  8.38%; 05/01/07                                                 500,000                 559,035
 Cox Communications
  4.63%; 06/01/13                                                 355,000                 330,427
  5.50%; 10/01/15                                                 615,000                 600,437
  7.50%; 08/15/04                                                 415,000                 415,684
 EchoStar DBS
  10.38%; 10/01/07                                              1,110,000               1,179,375
 Kabel Deutschland /5/
  10.63%; 07/01/14                                                250,000                 256,250
 Rogers Cablesystems
  10.00%; 03/15/05                                                650,000                 674,323
                                                                                        5,816,873
CASINO HOTELS (0.24%)
 Aztar /5/
  7.88%; 06/15/14                                                 250,000                 252,813
 Coast Hotels & Casinos
  9.50%; 04/01/09                                                 300,000                 314,250
 Harrah's Operating /5/
  5.50%; 07/01/10                                                 770,000                 770,407
                                                                                        1,337,470
                                                                Principal
                                                                  Amount                    Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (1.05%)
 360 Communications
                                                                $                      $
  7.50%; 03/01/06                                                 125,000                 133,722
 America Movil /5/
  5.50%; 03/01/14                                                 910,000                 851,635
 AT&T Wireless Services
  6.88%; 04/18/05                                                 140,000                 144,338
  7.88%; 03/01/11                                                 915,000               1,051,648
  8.13%; 05/01/12                                                 625,000                 731,263
  8.75%; 03/01/31                                                 125,000                 155,589
 Nextel Communications
  9.38%; 11/15/09                                                 415,000                 443,013
 Rural Cellular /5/
  8.25%; 03/15/12                                                 255,000                 261,375
 Telus
  7.50%; 06/01/07                                                 885,000                 966,004
  8.00%; 06/01/11                                                 110,000                 125,622
 Verizon Wireless Capital
  5.38%; 12/15/06                                                 915,000                 955,653
                                                                                        5,819,862
CHEMICALS-DIVERSIFIED (0.39%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                 655,000                 723,514
 ICI Wilmington I
  5.63%; 12/01/13                                                 655,000                 647,701
 Lyondell Chemical
  9.88%; 05/01/07                                                 550,000                 576,812
 Phibro Animal Health
  9.88%; 06/01/08                                                 250,000                 227,500
                                                                                        2,175,527
CHEMICALS-SPECIALTY (0.11%)
 Hercules /5/
  6.75%; 10/15/29                                                 300,000                 294,000
 Westlake Chemical
  8.75%; 07/15/11                                                 270,000                 296,325
                                                                                          590,325
CIRCUIT BOARDS (0.07%)
 Jabil Circuit
  5.88%; 07/15/10                                                 350,000                 362,237
COAL (0.03%)
 Massey Energy
  6.63%; 11/15/10                                                 180,000                 183,600
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                 305,000                 322,860
COMMERCIAL BANKS (0.23%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                 200,000                 204,493
 U.S. Bank
  6.38%; 08/01/11                                                 275,000                 299,587
 Union Planters Bank
  5.13%; 06/15/07                                                 310,000                 325,609

                                                                Principal
                                                                  Amount                    Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Wachovia Bank
                                                              $                      $
  7.80%; 08/18/10                                                 385,000                 447,596
                                                                                        1,277,285
COMMERCIAL SERVICES (0.10%)
 Iron Mountain
  6.63%; 01/01/16                                                 350,000                 322,875
 Quintiles Transnational
  10.00%; 10/01/13                                                250,000                 256,875
                                                                                          579,750
COMPUTER SERVICES (0.22%)
 Unisys
  7.25%; 01/15/05                                                 350,000                 354,375
  7.88%; 04/01/08                                                 830,000                 846,600
                                                                                        1,200,975
COMPUTERS-INTEGRATED SYSTEMS (0.00%)
 NCR
  7.13%; 06/15/09                                                  25,000                  27,447
COMPUTERS-MEMORY DEVICES (0.11%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                                 600,000                 624,000
CONSUMER PRODUCTS-MISCELLANEOUS (0.03%)
 Fortune Brands /5/
  7.13%; 11/01/04                                                 140,000                 141,707
CONTAINERS-METAL & GLASS (0.12%)
 Crown Cork & Seal Finance
  7.00%; 12/15/06                                                 250,000                 255,000
 Owens-Brockway
  8.75%; 11/15/12                                                 400,000                 440,000
                                                                                          695,000
CONTAINERS-PAPER & PLASTIC (0.15%)
 Norampac
  6.75%; 06/01/13                                                 340,000                 341,700
 Sonoco Products
  7.00%; 11/15/04                                                 500,000                 507,220
                                                                                          848,920
COPPER ORES (0.04%)
 Codelco /5/
  6.38%; 11/30/12                                                 200,000                 215,051
CREDIT CARD ASSET BACKED SECURITIES (1.75%)
 American Express Credit Account
  Master Trust
  1.63%; 09/15/11 /1/                                             400,000                 400,673
  5.53%; 10/15/08                                                 375,000                 391,500
 Bank One Issuance Trust
  3.59%; 05/17/10                                               1,000,000                 999,890
 Capital One Multi-Asset Execution Trust /1/
  1.60%; 12/15/09                                               1,140,000               1,140,508
 Chase Credit Card Master Trust /1/
  1.58%; 05/15/09                                               1,500,000               1,499,911
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                               1,000,000                 999,455
  4.10%; 12/07/06                                                 500,000                 503,962

                                                                Principal
                                                                  Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Discover Card Master Trust I
                                                              $                      $
  5.75%; 12/15/08                                               1,000,000               1,050,450
  6.85%; 07/17/07                                                 400,000                 408,705
 MBNA Credit Card Master Note Trust
  1.76%; 10/15/09 /1/                                           1,600,000               1,607,416
  3.90%; 11/15/07                                                 425,000                 430,848
 MBNA Master Credit Card Trust
  6.60%; 04/16/07                                                 300,000                 304,214
                                                                                        9,737,532
DATA PROCESSING & MANAGEMENT (0.03%)
 Certegy
  4.75%; 09/15/08                                                 190,000                 193,064
DIAGNOSTIC KITS (0.05%)
 Dade Behring Holdings
  11.91%; 10/03/10                                                250,000                 285,000
DIVERSIFIED FINANCIAL SERVICES (0.72%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /5/                                      16,517,253                 527,545
  1.84%; 02/02/09 /1/                                           1,500,000               1,502,884
  4.25%; 12/01/10                                                 975,000                 957,183
  4.63%; 09/15/09                                                 285,000                 289,878
  6.00%; 06/15/12                                                 140,000                 149,467
 John Deere Capital
  3.13%; 12/15/05                                                 135,000                 135,543
 NiSource Finance
  3.20%; 11/01/06                                                 445,000                 441,555
                                                                                        4,004,055
DIVERSIFIED MANUFACTURING OPERATIONS (0.54%)
 Blount
  7.00%; 06/15/05                                                 485,000                 495,912
 General Electric
  5.00%; 02/01/13                                                 935,000                 933,319
 J.B. Poindexter /5/
  8.75%; 03/15/14                                                 300,000                 313,500
 Tyco International Group
  6.00%; 11/15/13                                                 325,000                 338,094
  6.38%; 02/15/06                                                 365,000                 383,137
  6.38%; 10/15/11                                                 500,000                 537,276
                                                                                        3,001,238
DIVERSIFIED MINERALS (0.08%)
 Corp. Nacional del Cobre de Chile /5/
  5.50%; 10/15/13                                                 180,000                 181,978
 Vale Overseas
  9.00%; 08/15/13                                                 235,000                 249,687
                                                                                          431,665
DIVERSIFIED OPERATIONS (0.13%)
 Hutchison Whampoa International
  5.45%; 11/24/10 /5/                                             300,000                 298,065
  6.50%; 02/13/13                                                 425,000                 429,249
                                                                                          727,314

                                                                Principal
                                                                  Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
E-COMMERCE-PRODUCTS (0.04%)
 FTD
                                                              $                      $
  7.75%; 02/15/14                                                 245,000                 233,975
ELECTRIC-DISTRIBUTION (0.07%)
 Detroit Edison
  5.40%; 08/01/14                                                 410,000                 412,325
ELECTRIC-GENERATION (0.16%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                364,000                 362,180
 Korea East-West Power /5/
  4.88%; 04/21/11                                                 195,000                 189,935
 Tenaska Virginia Partners /5/
  6.12%; 03/30/24                                                 360,000                 359,932
                                                                                          912,047
ELECTRIC-INTEGRATED (3.65%)
 Arizona Public Service
  5.80%; 06/30/14                                                 425,000                 429,888
  6.50%; 03/01/12                                                 395,000                 425,360
 Carolina Power & Light
  6.50%; 07/15/12                                                 200,000                 217,339
  6.65%; 04/01/08                                                 200,000                 216,294
  7.50%; 04/01/05                                                 750,000                 774,488
 Centerpoint Energy
  5.88%; 06/01/08                                                 175,000                 181,545
  7.25%; 09/01/10                                                 380,000                 416,677
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                 145,000                 127,297
 Columbus Southern Power
  6.85%; 10/03/05                                                 355,000                 371,922
 Commonwealth Edison
  6.40%; 10/15/05                                                 265,000                 276,263
 Consumers Energy
  4.25%; 04/15/08                                                  70,000                  69,899
  6.00%; 03/15/05                                                  45,000                  45,935
 Dayton Power & Light /5/
  5.13%; 10/01/13                                                 400,000                 390,526
 Dominion Resources /1/
  1.55%; 05/15/06                                               1,000,000               1,001,872
 DPL
  6.88%; 09/01/11                                                 300,000                 305,250
 Duke Energy /1/
  1.95%; 01/15/05                                               1,600,000               1,600,845
 Entergy Gulf States
  3.60%; 06/01/08                                                 165,000                 160,807
 Exelon
  6.75%; 05/01/11                                                 155,000                 169,457
 FirstEnergy
  5.50%; 11/15/06                                                 400,000                 416,286
  6.45%; 11/15/11                                                 600,000                 634,640
 FPL Energy Wind Funding /5/
  6.88%; 06/27/17                                                 416,240                 409,996
 FPL Group Capital
  3.25%; 04/11/06                                                 390,000                 392,143
 Georgia Power /1/
  1.43%; 02/17/09                                               1,750,000               1,748,805

                                                                 Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Indianapolis Power & Light
                                                              $                      $
  7.38%; 08/01/07                                                 390,000                 420,977
 Jersey Central Power & Light /5/
  5.63%; 05/01/16                                                 180,000                 181,817
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                 975,000                 942,027
  4.63%; 10/01/07                                                 180,000                 182,567
 MSW Energy Holdings II
  7.38%; 09/01/10                                                 350,000                 357,000
 Niagara Mohawk Power
  5.38%; 10/01/04                                                 120,000                 120,691
 Northeast Utilities
  3.30%; 06/01/08                                                 140,000                 134,909
 Ohio Power
  4.85%; 01/15/14                                                 325,000                 313,622
 Oncor Electric Delivery
  6.38%; 05/01/12                                                 225,000                 243,347
  7.25%; 01/15/33                                                 115,000                 129,614
 Pacific Gas & Electric
  3.60%; 03/01/09                                                 395,000                 384,401
  6.05%; 03/01/34                                               1,145,000               1,103,041
 Pepco Holdings
  3.75%; 02/15/06                                                 505,000                 507,895
  4.00%; 05/15/10                                                 100,000                  94,830
 Power Contract Financing /5/
  5.20%; 02/01/06                                                 187,708                 188,749
 PPL Energy Supply
  6.40%; 11/01/11                                                  50,000                  53,434
 Progress Energy
  6.75%; 03/01/06                                                 534,000                 561,678
 PSI Energy
  5.00%; 09/15/13                                                 325,000                 316,267
 Puget Energy
  3.36%; 06/01/08                                                 175,000                 169,473
 SCANA /1/
  1.70%; 11/15/06                                               1,450,000               1,451,372
 Southern California Edison
  5.00%; 01/15/14                                                 160,000                 158,029
  8.00%; 02/15/07                                                 340,000                 376,121
 Southwestern Electric Power
  4.50%; 07/01/05                                                  80,000                  81,367
 TXU Energy
  6.13%; 03/15/08                                                 370,000                 391,838
 TXU U.S. Holdings
  6.25%; 10/01/04                                                 320,000                 322,255
 Virginia Electric & Power
  4.50%; 12/15/10                                                 325,000                 320,460
                                                                                       20,291,315
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  6.50%; 05/15/13                                                 300,000                 294,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.28%)
 AMI Semiconductor
  10.75%; 02/01/13                                                300,000                 349,500
 Fairchild Semiconductor International
  10.50%; 02/01/09                                                750,000                 808,125

                                                                  Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
 Freescale Semiconductor /5/
                                                              $                      $
  6.88%; 07/15/11                                                 400,000                 403,000
                                                                                        1,560,625
ELECTRONICS-MILITARY (0.17%)
 L-3 Communications
  8.00%; 08/01/08                                                 935,000                 967,725
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                                 180,000                 198,842
 Housing Urban Development
  2.99%; 08/01/05                                                 125,000                 125,829
                                                                                          324,671
FIDUCIARY BANKS (0.23%)
 State Street Capital Trust II /1/
  1.75%; 02/15/08                                               1,250,000               1,257,677
FILTRATION & SEPARATION PRODUCTS (0.05%)
 Polypore /5/
  8.75%; 05/15/12                                                 250,000                 265,000
FINANCE-AUTO LOANS (1.42%)
 American Honda Finance /1/ /5/
  1.39%; 02/20/07                                               1,750,000               1,749,897
 Ford Motor Credit
  5.80%; 01/12/09                                               1,000,000               1,017,675
  6.13%; 01/09/06                                                 400,000                 415,011
  6.50%; 01/25/07                                                 705,000                 743,500
  7.38%; 02/01/11                                                 165,000                 175,110
  7.88%; 06/15/10                                                 850,000                 927,981
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                           1,000,000               1,006,607
  5.63%; 05/15/09                                                 700,000                 701,734
  6.13%; 08/28/07                                                 140,000                 146,737
  6.88%; 09/15/11                                                  65,000                  66,727
  6.88%; 08/28/12                                                 490,000                 498,820
  8.00%; 11/01/31                                                 175,000                 177,702
 Toyota Motor Credit
  2.80%; 01/18/06                                                 250,000                 250,980
                                                                                        7,878,481
FINANCE-COMMERCIAL (0.56%)
 CIT Group
  1.45%; 02/15/07 /1/                                             875,000                 875,236
  4.75%; 12/15/10                                                 225,000                 223,365
 Textron Financial /1/
  1.95%; 10/06/06                                               2,000,000               2,005,182
                                                                                        3,103,783
FINANCE-CONSUMER LOANS (0.88%)
 Household Finance
  1.86%; 02/09/07 /1/                                           1,500,000               1,501,278
  4.13%; 12/15/08                                                 700,000                 695,496
  4.63%; 01/15/08                                                 100,000                 102,309
  4.75%; 07/15/13                                                 275,000                 263,004
  5.75%; 01/30/07                                                 700,000                 738,733
  7.00%; 05/15/12                                                 510,000                 568,393

                                                                Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 SLM /1/
                                                              $                      $
  1.78%; 01/25/07                                               1,000,000               1,000,435
                                                                                        4,869,648
FINANCE-CREDIT CARD (0.30%)
 Capital One Bank
  5.00%; 06/15/09                                                 620,000                 628,257
  6.88%; 02/01/06                                               1,000,000               1,054,636
                                                                                        1,682,893
FINANCE-INVESTMENT BANKER & BROKER (2.86%)
 BCP Caylux Holdings Luxembourg /5/
  9.63%; 06/15/14                                                 250,000                 260,625
 Bear Stearns
  1.98%; 01/30/09 /1/                                           1,000,000               1,001,708
  2.02%; 06/25/34 /1/                                           1,225,000               1,228,936
  3.00%; 03/30/06                                                 615,000                 615,636
  4.00%; 01/31/08                                                 160,000                 160,450
 Citigroup
  5.13%; 05/05/14                                                 375,000                 372,214
  6.63%; 06/15/32                                                 325,000                 341,844
  6.75%; 12/01/05                                                 820,000                 863,225
 Credit Suisse First Boston
  3.88%; 01/15/09                                                 235,000                 230,744
 E*Trade Financial /5/
  8.00%; 06/15/11                                                 500,000                 502,500
 Goldman Sachs Group
  3.88%; 01/15/09                                                 500,000                 490,858
  5.15%; 01/15/14                                                 175,000                 170,634
  5.25%; 04/01/13                                                 690,000                 682,384
  5.25%; 10/15/13                                                 175,000                 172,121
  6.60%; 01/15/12                                                 830,000                 902,505
  6.65%; 05/15/09                                                  75,000                  82,106
 Lehman Brothers Holdings
  1.75%; 04/20/07 /1/                                           1,700,000               1,699,427
  4.80%; 03/13/14                                                 625,000                 593,152
 Merrill Lynch
  1.43%; 02/06/09 /1/                                           1,500,000               1,498,944
  5.45%; 07/15/14                                                 550,000                 548,737
 Morgan Stanley
  1.38%; 02/15/07 /1/                                           1,150,000               1,150,635
  4.25%; 05/15/10                                                 100,000                  97,884
  4.75%; 04/01/14                                                 965,000                 901,395
  5.30%; 03/01/13                                                 290,000                 288,865
  6.75%; 04/15/11                                                 465,000                 510,828
  7.75%; 06/15/05                                                 275,000                 287,684
 Refco Finance Holdings /5/
  9.00%; 08/01/12                                                 225,000                 225,000
                                                                                       15,881,041
FINANCE-LEASING COMPANY (0.04%)
 Boeing Capital
  5.65%; 05/15/06                                                 200,000                 210,175
FINANCE-MORTGAGE LOAN/BANKER (4.00%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                             250,000                 249,954
  1.80%; 06/02/06 /1/                                           1,500,000               1,507,476
  4.25%; 12/19/07                                                 120,000                 120,865

                                                                 Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Countrywide Home Loan (continued)
                                                              $                      $
  4.50%; 01/25/33                                                 181,654                 182,304
  5.50%; 02/01/07                                                 255,000                 266,780
 Federal Home Loan Bank System
  3.88%; 06/14/13                                                 550,000                 509,458
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                               1,750,000               1,680,943
  3.13%; 08/25/06                                                 275,000                 275,060
  3.25%; 02/25/08                                               1,250,000               1,228,850
  4.50%; 07/15/13                                               6,100,000               5,927,242
  4.75%; 10/11/12                                                 300,000                 294,316
  4.75%; 05/06/13                                                 575,000                 560,492
  5.13%; 11/07/13                                                 600,000                 595,280
  6.25%; 07/15/32                                               1,425,000               1,529,690
  6.75%; 03/15/31                                                 762,000                 866,289
 Federal National Mortgage Association
  2.30%; 03/28/06                                                 675,000                 670,681
  2.88%; 05/19/08                                                 550,000                 531,761
  3.32%; 11/25/32                                                  54,412                  54,398
  3.70%; 11/01/07                                                 440,000                 440,192
  3.88%; 11/17/08                                               1,275,000               1,261,081
  4.32%; 07/26/07                                                 175,000                 178,309
  4.75%; 02/21/13                                                 800,000                 779,185
  5.25%; 01/15/09                                                 350,000                 368,120
  6.00%; 05/15/11                                                  75,000                  81,220
  7.25%; 01/15/10                                                 250,000                 286,093
  7.25%; 05/15/30                                               1,470,000               1,764,395
                                                                                       22,210,434
FINANCE-OTHER SERVICES (0.01%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                  75,000                  76,864
FOOD-MISCELLANEOUS/DIVERSIFIED (0.71%)
 Cadbury Schweppes US Finance /5/
  3.88%; 10/01/08                                                 400,000                 394,770
 Chiquita Brands International
  10.56%; 03/15/09                                                300,000                 325,125
 ConAgra Foods
  7.40%; 09/15/04                                                 175,000                 176,012
  7.50%; 09/15/05                                                 675,000                 707,964
 Corn Products International
  8.45%; 08/15/09                                                 205,000                 228,062
 General Mills
  8.75%; 09/15/04                                                 700,000                 705,229
 Kellogg
  6.00%; 04/01/06                                                 285,000                 299,055
 Kraft Foods
  4.00%; 10/01/08                                                 300,000                 297,606
  4.63%; 11/01/06                                                 500,000                 512,685
  5.63%; 11/01/11                                                 125,000                 128,980
  6.25%; 06/01/12                                                  20,000                  21,349
  6.50%; 11/01/31                                                 130,000                 134,385
                                                                                        3,931,222
                                                                 Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.37%)
 Delhaize America
                                                              $                      $
  7.38%; 04/15/06                                                 325,000                 344,167
 Kroger
  6.20%; 06/15/12                                                 865,000                 915,848
  6.75%; 04/15/12                                                 275,000                 300,774
 Safeway
  7.00%; 09/15/07                                                 440,000                 481,849
                                                                                        2,042,638
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Sysco International
  6.10%; 06/01/12                                                 100,000                 108,351
GAS-DISTRIBUTION (0.21%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                                650,000                 685,750
 Sempra Energy
  4.75%; 05/15/09                                                 475,000                 481,842
                                                                                        1,167,592
HOME DECORATION PRODUCTS (0.03%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                  95,000                  90,839
  4.63%; 12/15/09                                                  95,000                  94,498
                                                                                          185,337
HOME EQUITY-OTHER (1.60%)
 Argent Securities /1/
  1.67%; 02/25/34                                                 750,000                 749,301
 Asset Backed Funding Certificates /1/
  1.64%; 02/25/30                                                 545,000                 544,983
 CDC Mortgage Capital Trust /1/
  2.02%; 06/25/34                                                 700,000                 699,000
 Long Beach Mortgage Loan Trust /1/
  1.98%; 06/25/34                                                 310,000                 310,019
  2.53%; 06/25/34                                                 370,000                 369,991
 New Century Home Equity Loan Trust /1/
  2.17%; 01/25/34                                               1,500,000               1,505,577
 Option One Mortgage Loan Trust /1/
  1.98%; 05/25/34                                                 850,000                 849,973
  2.50%; 05/25/34                                                 850,000                 849,973
 Saxon Asset Securities Trust /1/
  2.58%; 03/25/35                                               1,125,000               1,121,778
 Specialty Underwriting & Residential Finance /1/
  1.96%; 02/25/35                                                 750,000                 749,976
 Wells Fargo Home Equity Trust /1/
  1.95%; 04/25/34                                               1,140,000               1,139,984
                                                                                        8,890,555
HOME EQUITY-SEQUENTIAL (0.76%)
 Ameriquest Mortgage Securities
  1.65%; 04/25/34 /1/                                             965,000                 964,970
  4.37%; 10/25/33                                               1,500,000               1,488,742
 Residential Asset Securities
  3.28%; 08/25/29                                                 225,000                 222,763
  4.59%; 10/25/26                                                  64,853                  65,221
  4.70%; 10/25/31                                               1,500,000               1,503,630
                                                                                        4,245,326

                                                                 Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOTELS & MOTELS (0.18%)
 Boca Resorts
                                                              $                      $
  9.88%; 04/15/09                                                 250,000                 263,437
 Host Marriott
  7.88%; 08/01/08                                                 700,000                 719,250
                                                                                          982,687
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 UNOVA
  7.00%; 03/15/08                                                 300,000                 300,000
INDUSTRIAL GASES (0.06%)
 Praxair
  4.75%; 07/15/07                                                  80,000                  82,516
  6.50%; 03/01/08                                                 235,000                 256,053
                                                                                          338,569
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.04%)
 AMVESCAP
  5.38%; 02/27/13                                                  25,000                  24,763
  5.90%; 01/15/07                                                 190,000                 201,117
                                                                                          225,880
LIFE & HEALTH INSURANCE (0.42%)
 John Hancock Global Funding II /1/ /5/
  1.77%; 04/03/09                                               1,750,000               1,748,148
 Nationwide Financial Services
  5.63%; 02/13/15                                                  45,000                  45,364
 Torchmark
  6.25%; 12/15/06                                                 500,000                 534,456
                                                                                        2,327,968
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas
  5.13%; 06/01/07                                                 175,000                 183,775
MACHINERY-CONSTRUCTION & MINING (0.08%)
 Terex
  9.25%; 07/15/11                                                 400,000                 445,000
MEDICAL INFORMATION SYSTEM (0.07%)
 NDCHealth
  10.50%; 12/01/12                                                350,000                 383,250
MEDICAL PRODUCTS (0.05%)
 Medical Device Manufacturing /5/
  10.00%; 07/15/12                                                250,000                 256,250
MEDICAL-DRUGS (0.15%)
 Biovail
  7.88%; 04/01/10                                                 250,000                 251,250
 Eli Lilly
  6.00%; 03/15/12                                                 200,000                 215,441
 Schering-Plough
  5.30%; 12/01/13                                                 385,000                 384,941
                                                                                          851,632
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma /5/
  8.63%; 05/01/11                                                 250,000                 258,125

                                                                 Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (0.14%)
 Anthem
                                                              $                      $
  4.88%; 08/01/05                                                 430,000                 437,956
 UnitedHealth Group
  3.30%; 01/30/08                                                 350,000                 343,751
                                                                                          781,707
MEDICAL-HOSPITALS (0.23%)
 HCA
  5.25%; 11/06/08                                                 330,000                 331,344
  6.95%; 05/01/12                                                 465,000                 489,874
  7.13%; 06/01/06                                                 210,000                 221,934
 United Surgical Partners International
  10.00%; 12/15/11                                                225,000                 254,813
                                                                                        1,297,965
METAL PROCESSORS & FABRICATION (0.06%)
 Mueller Group /5/
  10.00%; 05/01/12                                                300,000                 315,000
METAL-ALUMINUM (0.09%)
 Alcan
  6.45%; 03/15/11                                                 460,000                 501,065
METAL-DIVERSIFIED (0.16%)
 Falconbridge
  5.38%; 06/01/15                                                 100,000                  95,634
  7.35%; 06/05/12                                                 205,000                 225,762
 Rio Tinto Finance
  5.75%; 07/03/06                                                 550,000                 576,907
                                                                                          898,303
MISCELLANEOUS INVESTING (0.12%)
 iStar Financial
  4.88%; 01/15/09                                                 515,000                 506,993
 United Dominion Realty Trust
  6.50%; 06/15/09                                                 155,000                 167,079
                                                                                          674,072
MISCELLANEOUS MANUFACTURERS (0.04%)
 Borden
  9.20%; 03/15/21                                                 250,000                 227,500
MONEY CENTER BANKS (1.04%)
 Bank of America
  4.75%; 10/15/06                                               1,675,000               1,729,863
  4.88%; 09/15/12                                                 680,000                 671,047
  7.40%; 01/15/11                                                 345,000                 393,277
 HSBC Holdings
  5.25%; 12/12/12                                                 100,000                 100,678
 JP Morgan Chase /1/
  1.58%; 03/09/09                                               2,000,000               2,005,766
  4.50%; 11/15/10                                                 505,000                 495,208
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                 220,000                 216,654
 United Overseas Bank /5/
  4.50%; 07/02/13                                                 175,000                 163,075
                                                                                        5,775,568

                                                                   Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (1.56%)
 Banc of America Commercial
  Mortgage /1/
                                                              $                      $
  0.04%; 11/10/38 /5/                                           6,814,568                 122,260
  1.16%; 11/10/38                                               4,339,943                 216,902
 Bear Stearns Adjustable Rate
  Mortgage Trust /1/
  3.52%; 06/25/34                                                 610,000                 589,485
 Bear Stearns Commercial Mortgage Securities /1/ /5/
  0.72%; 05/11/39                                               5,700,000                 159,309
 Chase Commercial Mortgage
  Securities
  7.03%; 01/15/32                                                 200,110                 215,216
 Chase Manhattan Bank-First Union National Bank Commercial
  Mortgage Trust
  7.13%; 08/15/31                                                 271,640                 290,797
 Credit Suisse First Boston Mortgage Securities /1/
  2.05%; 05/25/34                                                 725,000                 720,979
 CS First Boston Mortgage Securities /1/ /5/
  0.57%; 05/15/36                                              10,755,262                 252,318
  2.05%; 06/25/34                                                 445,000                 443,658
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                                 150,000                 161,260
  8.09%; 05/17/32                                                 500,000                 579,316
 GMAC Commercial Mortgage Securities /1/ /5/
  0.97%; 03/10/38                                               7,748,362                 338,247
 Greenwich Capital Commercial Funding /1/ /5/
  0.39%; 06/10/36                                              19,774,000                 381,144
 JP Morgan Chase Commercial Mortgage Securities /1/ /5/
  1.22%; 01/12/39                                               8,250,000                 448,561
 LB-UBS Commercial Mortgage Trust /5/
  0.14%; 03/15/36 /1/                                           5,007,474                 135,648
  0.63%; 03/15/34 /1/                                           1,416,403                  33,040
  1.23%; 03/15/36 /1/                                           4,651,950                 252,140
  4.90%; 06/15/26                                                 490,000                 504,321
 Merrill Lynch Mortgage Investors /1/
  2.01%; 01/25/35                                               1,260,000               1,259,960
 Merrill Lynch Mortgage Trust /1/
  0.60%; 02/12/42                                              21,145,848                 544,019
 Morgan Stanley Capital I /5/
  1.12%; 01/13/41 /1/                                           5,100,000                 276,073
  4.57%; 12/18/32                                                  91,192                  92,866
  6.20%; 07/15/33                                                 400,000                 428,644
  6.54%; 02/15/31                                                  50,000                  54,083
  7.70%; 11/15/28 /1/                                              59,978                  61,910
 NationsLink Funding
  7.23%; 06/20/31                                                 115,000                 127,175
                                                                                        8,689,331
MOTION PICTURES & SERVICES (0.05%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                                250,000                 273,125

                                                                 Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (0.47%)
 MetLife
                                                              $                      $
  5.25%; 12/01/06                                                 300,000                 313,002
  5.50%; 06/15/14                                                 500,000                 504,445
 Metropolitan Life Global Funding I /1/ /5/
  1.71%; 03/17/09                                               1,625,000               1,625,218
 Safeco
  4.88%; 02/01/10                                                 185,000                 187,771
                                                                                        2,630,436
MULTIMEDIA (1.26%)
 AOL Time Warner
  5.63%; 05/01/05                                                 630,000                 644,060
  6.13%; 04/15/06                                               1,910,000               2,000,758
  6.15%; 05/01/07                                                 590,000                 625,957
  7.63%; 04/15/31                                                 605,000                 665,596
 Gannett
  4.95%; 04/01/05                                                 100,000                 101,663
 News America
  4.75%; 03/15/10                                                  70,000                  70,258
  6.55%; 03/15/33                                                 290,000                 296,419
  6.63%; 01/09/08                                               1,625,000               1,762,343
 Viacom
  6.63%; 05/15/11                                                 420,000                 458,625
 Walt Disney
  5.38%; 06/01/07                                                 345,000                 359,958
                                                                                        6,985,637
MUSIC (0.04%)
 Warner Music Group /5/
  7.38%; 04/15/14                                                 250,000                 238,750
MUTUAL INSURANCE (0.13%)
 Liberty Mutual Group /25/
  5.75%; 03/15/14                                                 430,000                 418,840
  7.00%; 03/15/34                                                 290,000                 286,053
                                                                                          704,893
NON-HAZARDOUS WASTE DISPOSAL (0.05%)
 Waste Management
  5.00%; 03/15/14                                                 260,000                 251,128
NON-HOTEL GAMBLING (0.27%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                               1,450,000               1,513,437
OFFICE AUTOMATION & EQUIPMENT (0.05%)
 Xerox
  7.63%; 06/15/13                                                 250,000                 256,250
OIL & GAS DRILLING (0.40%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                 250,000                 242,299
 Nabors Holdings
  4.88%; 08/15/09                                                 100,000                 102,002
 Nabors Industries
  5.38%; 08/15/12                                                 385,000                 390,884
 Precision Drilling
  5.63%; 06/01/14                                                 600,000                 609,863

                                                                Principal
                                                                  Amount                   Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
 Pride International
                                                              $                      $
  10.00%; 06/01/09                                                825,000                 866,250
                                                                                        2,211,298
OIL COMPANY-EXPLORATION & PRODUCTION (1.58%)
 Alberta Energy
  7.38%; 11/01/31                                                 190,000                 215,461
 Anadarko Finance
  6.75%; 05/01/11                                                 275,000                 304,543
 Anadarko Petroleum
  5.00%; 10/01/12                                                  15,000                  14,910
  5.38%; 03/01/07                                                 560,000                 586,041
 Canadian Natural Resources
  6.45%; 06/30/33                                                  75,000                  76,938
  7.20%; 01/15/32                                                 210,000                 234,968
 Devon Financing
  7.88%; 09/30/31                                                 600,000                 695,951
 Energy Partners
  8.75%; 08/01/10                                                 250,000                 265,000
 Husky Energy
  6.15%; 06/15/19                                                 500,000                 507,461
 Nexen
  5.05%; 11/20/13                                                 800,000                 775,366
  7.88%; 03/15/32                                                 100,000                 118,181
 Noble Energy /5/
  5.25%; 04/15/14                                                 515,000                 508,423
 Paramount Resources
  8.88%; 07/15/14                                                 500,000                 496,250
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                 590,000                 610,650
  7.38%; 12/15/14                                                 150,000                 157,125
  7.88%; 02/01/09                                                 685,000                 753,500
  8.00%; 11/15/11                                                 320,000                 352,000
 Petroleos Mexicanos
  6.50%; 02/01/05                                                 700,000                 713,650
 Swift Energy
  10.25%; 08/01/09                                                300,000                 315,540
 Union Pacific Resources Group
  6.50%; 05/15/05                                                 465,000                 478,333
 Woodside Finance /5/
  6.70%; 08/01/11                                                 150,000                 168,161
 XTO Energy
  4.90%; 02/01/14                                                 250,000                 239,735
  6.25%; 04/15/13                                                 185,000                 195,782
                                                                                        8,783,969
OIL COMPANY-INTEGRATED (0.29%)
 BP Canada Finance
  3.63%; 01/15/09                                                 250,000                 245,801
 Conoco
  6.95%; 04/15/29                                                 100,000                 111,312
 Occidental Petroleum
  4.00%; 11/30/07                                                 285,000                 286,599
 PanCanadian Energy
  7.20%; 11/01/31                                                 125,000                 138,929
 Petrobras International Finance
  8.38%; 12/10/18                                                 375,000                 356,250
  9.13%; 02/01/07                                                 100,000                 109,250

                                                                 Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                              $                      $
  9.13%; 07/02/13                                                 290,000                 303,050
 Petronas Capital /5/
  7.88%; 05/22/22                                                  60,000                  67,763
                                                                                        1,618,954
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
  2.65%; 04/15/07                                                 650,000                 633,341
OIL REFINING & MARKETING (0.77%)
 CITGO Petroleum
  11.38%; 02/01/11                                                300,000                 348,000
 Enterprise Products Partners
  6.38%; 02/01/13                                                 320,000                 323,022
 Frontier Oil
  11.75%; 11/15/09                                              1,250,000               1,353,125
 Tesoro Petroleum
  9.63%; 11/01/08                                               1,020,000               1,122,000
 Valero Energy
  6.88%; 04/15/12                                                 425,000                 466,959
  7.38%; 03/15/06                                                 600,000                 640,497
                                                                                        4,253,603
OIL-FIELD SERVICES (0.37%)
 Halliburton /5/
  2.41%; 01/26/07 /1/                                           1,000,000                 998,990
  3.12%; 10/17/05 /1/                                             500,000                 504,815
  6.00%; 08/01/06                                                 525,000                 549,507
                                                                                        2,053,312
PAPER & RELATED PRODUCTS (0.95%)
 Domtar
  5.38%; 12/01/13                                                 900,000                 861,675
 International Paper
  3.80%; 04/01/08                                                 500,000                 495,634
  5.85%; 10/30/12                                                 100,000                 102,684
  6.75%; 09/01/11                                                 530,000                 578,122
 Norske Skog /5/
  7.63%; 10/15/11                                                 310,000                 343,326
 Sappi Papier Holding /5/
  6.75%; 06/15/12                                                 135,000                 144,967
 Smurfit Capital Funding
  6.75%; 11/20/05                                                 800,000                 824,000
 Stora Enso Oyj
  7.38%; 05/15/11                                                  15,000                  16,898
 Weyerhaeuser
  5.50%; 03/15/05                                                  95,000                  96,808
  6.13%; 03/15/07                                               1,100,000               1,170,643
  6.75%; 03/15/12                                                 535,000                 584,930
  7.38%; 03/15/32                                                  50,000                  55,187
                                                                                        5,274,874
PETROCHEMICALS (0.09%)
 Braskem /5/
  11.75%; 01/22/14                                                540,000                 518,400
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 HealthSouth
  6.88%; 06/15/05                                                 400,000                 404,500

                                                                Principal
                                                                  Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (0.70%)
 Buckeye Partners
                                                              $                      $
  4.63%; 07/15/13                                                 400,000                 372,033
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                 350,000                 398,961
 Duke Capital
  4.37%; 03/01/09                                                 280,000                 277,078
 Duke Energy Field Services
  7.50%; 08/16/05                                               1,335,000               1,398,421
  7.88%; 08/16/10                                                 410,000                 472,206
 Enbridge Energy Partners
  4.00%; 01/15/09                                                 165,000                 161,438
 Equitable Resources
  5.15%; 11/15/12                                                 100,000                 101,500
 National Fuel Gas
  5.25%; 03/01/13                                                 175,000                 173,990
 TEPPCO Partners
  6.13%; 02/01/13                                                 220,000                 226,522
  7.63%; 02/15/12                                                 185,000                 208,240
 Texas Eastern Transmission
  5.25%; 07/15/07                                                  90,000                  93,212
                                                                                        3,883,601
POULTRY (0.18%)
 Tyson Foods
  6.63%; 10/01/04                                               1,005,000               1,010,187
POWER CONVERTER & SUPPLY EQUIPMENT (0.05%)
 Trench Electric
  10.25%; 12/15/07                                                250,000                 258,543
PRIVATE CORRECTIONS (0.05%)
 Corrections Corporation of America
  9.88%; 05/01/09                                                 250,000                 277,813
PROPERTY & CASUALTY INSURANCE (1.39%)
 ACE
  6.00%; 04/01/07                                                 950,000               1,004,519
 ACE INA Holdings
  5.88%; 06/15/14                                                 225,000                 230,218
  8.20%; 08/15/04                                                 300,000                 300,592
 Arch Capital Group
  7.35%; 05/01/34                                                 875,000                 887,085
 Infinity Property & Casualty
  5.50%; 02/18/14                                                 650,000                 633,021
 Markel /3/
  6.80%; 02/15/13                                                 650,000                 680,951
 St. Paul
  5.75%; 03/15/07                                                 650,000                 682,232
  7.88%; 04/15/05                                                 757,000                 784,926
 Travelers Property Casualty
  6.38%; 03/15/33                                                 160,000                 158,016
 W.R. Berkley
  5.13%; 09/30/10                                               1,310,000               1,318,003
 XL Capital
  6.50%; 01/15/12                                                 990,000               1,068,426
                                                                                        7,747,989

                                                                 Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PUBLISHING-BOOKS (0.03%)
 Reed Elsevier Capital
                                                              $                      $
  6.13%; 08/01/06                                                 150,000                 158,301
PUBLISHING-PERIODICALS (0.08%)
 Dex Media West
  9.88%; 08/15/13                                                 200,000                 225,500
 PEI Holdings
  11.00%; 03/15/10                                                200,000                 232,000
                                                                                          457,500
RACETRACKS (0.15%)
 Penn National Gaming
  11.13%; 03/01/08                                                750,000                 819,375
RECREATIONAL CENTERS (0.10%)
 AMF Bowling Worldwide /5/
  10.00%; 03/01/10                                                525,000                 542,063
REGIONAL AUTHORITY (0.04%)
 Province of Ontario
  2.63%; 12/15/05                                                 175,000                 174,848
 Province of Quebec
  5.75%; 02/15/09                                                  20,000                  21,317
                                                                                          196,165
REGIONAL BANKS (0.92%)
 Bank One
  7.63%; 08/01/05                                               1,235,000               1,297,483
 Fifth Third Bancorp
  3.38%; 08/15/08                                                 350,000                 342,326
 KeyCorp
  4.63%; 05/16/05                                                 455,000                 462,269
 Korea Development Bank
  4.25%; 11/13/07                                                  25,000                  25,103
 PNC Funding
  5.75%; 08/01/06                                                 530,000                 555,856
 SunTrust Banks
  5.05%; 07/01/07                                                  55,000                  57,237
  7.38%; 07/01/06                                                 150,000                 161,909
 Wachovia
  5.25%; 08/01/14                                                 750,000                 740,233
  5.63%; 12/15/08                                                 265,000                 281,954
  6.38%; 02/01/09                                                 265,000                 286,344
 Wells Fargo
  3.12%; 08/15/08                                                 275,000                 266,153
  5.13%; 02/15/07                                                 610,000                 636,664
                                                                                        5,113,531
REINSURANCE (0.28%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                 475,000                 459,779
 Endurance Specialty Holdings
  7.00%; 07/15/34                                               1,080,000               1,073,411
                                                                                        1,533,190
RENTAL-AUTO & EQUIPMENT (0.17%)
 NationsRent /5/
  9.50%; 10/15/10                                                 600,000                 636,000

                                                                 Principal
                                                                  Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (CONTINUED)
 United Rentals
                                                              $                      $
  6.50%; 02/15/12                                                 340,000                 328,100
                                                                                          964,100
RESEARCH & DEVELOPMENT (0.07%)
 Science Applications International
  5.50%; 07/01/33                                                 275,000                 247,269
  7.13%; 07/01/32                                                 130,000                 143,844
                                                                                          391,113
RETAIL-APPAREL & SHOE (0.05%)
 Mothers Work
  11.25%; 08/01/10                                                250,000                 251,250
RETAIL-ARTS & CRAFTS (0.15%)
 Michaels Stores
  9.25%; 07/01/09                                                 750,000                 818,438
RETAIL-AUTO PARTS (0.08%)
 CSK Auto
  7.00%; 01/15/14                                                 500,000                 472,500
RETAIL-AUTOMOBILE (0.10%)
 Asbury Automotive Group
  9.00%; 06/15/12                                                 275,000                 279,813
 Group 1 Automotive
  8.25%; 08/15/13                                                 250,000                 260,000
                                                                                          539,813
RETAIL-DISCOUNT (0.12%)
 Target
  5.38%; 06/15/09                                                  80,000                  83,863
  5.88%; 03/01/12                                                 280,000                 297,992
 Wal-Mart Stores
  4.38%; 07/12/07                                                 290,000                 297,460
                                                                                          679,315
RETAIL-DRUG STORE (0.13%)
 Duane Reade /5/
  9.75%; 08/01/11                                                 250,000                 249,375
 Rite Aid
  12.50%; 09/15/06                                                400,000                 455,000
                                                                                          704,375
RETAIL-JEWELRY (0.05%)
 Finlay Fine Jewelry /5/
  8.38%; 06/01/12                                                 240,000                 252,000
RETAIL-MAJOR DEPARTMENT STORE (0.15%)
 J.C. Penney
  9.75%; 06/15/21                                                 550,000                 563,750
 May Department Stores /5/
  3.95%; 07/15/07                                                 275,000                 274,998
                                                                                          838,748
RETAIL-PROPANE DISTRIBUTION (0.05%)
 Star Gas Partners /5/
  10.25%; 02/15/13                                                250,000                 267,500
RETAIL-RESTAURANTS (0.28%)
 Denny's
  12.75%; 09/30/07                                                300,000                 322,500

                                                                 Principal
                                                                  Amount                   Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 VICORP Restaurants /5/
                                                              $                      $
  10.50%; 04/15/11                                                300,000                 310,500
 Yum! Brands
  7.70%; 07/01/12                                                 780,000                 899,874
                                                                                        1,532,874
RETAIL-TOY STORE (0.04%)
 Toys R Us
  7.38%; 10/15/18                                                 250,000                 237,500
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                                 200,000                 203,250
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.11%)
 General Nutrition Centers /5/
  8.50%; 12/01/10                                                 600,000                 607,500
SAVINGS & LOANS-THRIFTS (0.24%)
 Washington Mutual
  3.81%; 06/25/34                                                 935,000                 909,821
  3.97%; 03/25/33                                                 336,000                 334,886
  5.50%; 01/15/13                                                  95,000                  96,342
                                                                                        1,341,049
SEMICONDUCTOR EQUIPMENT (0.09%)
 Amkor Technology
  10.50%; 05/01/09                                                550,000                 515,625
SOVEREIGN (0.73%)
 Chile Government /1/
  2.06%; 01/28/08                                               1,000,000               1,007,500
 Mexico Government
  8.00%; 09/24/22                                                 780,000                 834,600
  8.30%; 08/15/31                                                 490,000                 529,200
  8.38%; 01/14/11                                                 985,000               1,127,825
 South Africa Government
  6.50%; 06/02/14                                                 545,000                 558,625
                                                                                        4,057,750
SPECIAL PURPOSE ENTITY (0.67%)
 Farmers Exchange Capital /5/
  7.05%; 07/15/28                                                 500,000                 489,759
 Fondo Latinoamericano de Reservas /5/
  3.00%; 08/01/06                                               2,350,000               2,343,241
 Interactive Health /5/
  7.25%; 04/01/11                                                 450,000                 405,000
 Sheridan Acquisition /5/
  10.25%; 08/15/11                                                250,000                 265,313
 WII Components /5/
  10.00%; 02/15/12                                                200,000                 198,500
                                                                                        3,701,813
SPECIFIED PURPOSE ACQUISITION (0.07%)
 Poster Financial Group /5/
  8.75%; 12/01/11                                                 375,000                 380,625
STEEL PRODUCERS (0.05%)
 International Steel Group /5/
  6.50%; 04/15/14                                                 300,000                 284,250

                                                                Principal
                                                                  Amount                 Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
STEEL-SPECIALTY (0.11%)
 CSN Islands VIII /5/
                                                              $                      $
  9.75%; 12/16/13                                                 645,000                 615,975
SUPRANATIONAL BANK (0.36%)
 Corp Andina de Fomento
  2.01%; 01/26/07 /1/                                           1,000,000               1,003,115
  6.75%; 03/15/05                                                 340,000                 348,371
  6.88%; 03/15/12                                                 575,000                 630,111
                                                                                        1,981,597
TELECOMMUNICATION SERVICES (0.03%)
 IPCS /5/
  11.50%; 05/01/12                                                150,000                 154,500
TELEPHONE COMMUNICATION (0.02%)
 Telstra
  6.38%; 04/01/12                                                 125,000                 135,599
TELEPHONE-INTEGRATED (2.47%)
 British Telecommunications /1/
  7.88%; 12/15/05                                               2,285,000               2,436,710
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                 860,000                 851,749
  8.25%; 06/15/05 /1/                                             250,000                 262,127
  8.50%; 06/15/10 /1/                                             600,000                 707,674
 France Telecom /1/
  8.75%; 03/01/11                                               1,615,000               1,884,330
 MCI
  6.69%; 05/01/09                                                 250,000                 230,313
 Qwest
  7.20%; 11/01/04                                                 155,000                 156,550
  9.13%; 03/15/12 /1/                                             500,000                 550,000
 Sprint Capital
  6.00%; 01/15/07                                                  65,000                  68,363
  6.13%; 11/15/08                                                 250,000                 264,829
  6.88%; 11/15/28                                               1,430,000               1,423,110
  6.90%; 05/01/19                                                 350,000                 362,933
 Telecom Italia Capital /5/
  4.00%; 11/15/08                                                 330,000                 326,137
  5.25%; 11/15/13                                               1,575,000               1,546,989
  6.38%; 11/15/33                                                 240,000                 236,218
 Telefonica Europe
  7.75%; 09/15/10                                                 615,000                 710,592
 Telefonos de Mexico
  4.50%; 11/19/08                                                 335,000                 328,389
  8.25%; 01/26/06                                                 805,000                 860,217
 Verizon Florida
  6.13%; 01/15/13                                                 525,000                 544,187
                                                                                       13,751,417
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                                                 310,000                 331,368
THEATERS (0.31%)
 AMC Entertainment
  9.50%; 02/01/11                                                 250,000                 255,000
 Cinemark /1 2 5/
  0.00%; 03/15/14                                                 700,000                 462,000

                                                                 Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (CONTINUED)
 Cinemark USA /3/
                                                              $                      $
  8.50%; 08/01/08                                               1,000,000               1,028,330
                                                                                        1,745,330
TRANSPORT-RAIL (0.21%)
 Canadian National Railway
  4.25%; 08/01/09                                                 500,000                 497,311
 Union Pacific
  4.70%; 01/02/24                                                  90,000                  84,479
  5.75%; 10/15/07                                                 300,000                 317,608
  6.63%; 02/01/29                                                  45,000                  46,443
  7.60%; 05/01/05                                                 200,000                 207,404
                                                                                        1,153,245
TRANSPORT-SERVICES (0.23%)
 CHC Helicopter /5/
  7.38%; 05/01/14                                                 200,000                 199,500
 FedEx /5/
  1.88%; 04/01/05 /1/                                             820,000                 820,815
  3.50%; 04/01/09                                                 260,000                 250,973
                                                                                        1,271,288
TRANSPORT-TRUCK (0.04%)
 Quality Distribution /5/
  9.00%; 11/15/10                                                 255,000                 247,669
VITAMINS & NUTRITION PRODUCTS (0.05%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                                 250,000                 261,250
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications /5/
  9.00%; 04/15/12                                                 250,000                 248,750
WIRELESS EQUIPMENT (0.14%)
 Crown Castle International
  10.75%; 08/01/11                                                700,000                 784,000
                                                             TOTAL BONDS              306,012,816

                                                                Principal
                                                                   Amount                  Value
------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (12.61%)
                                                                $                      $
4.00%; 09/01/10                                                   4,156,046               4,083,989
4.50%; 02/01/10                                                     762,122                 763,705
4.50%; 04/01/11                                                   4,857,123               4,866,123
4.50%; 05/01/11                                                   1,984,993               1,988,672
4.50%; 07/01/18                                                     830,322                 818,594
5.00%; 12/01/17                                                     628,794                 634,033
5.00%; 10/01/18                                                   3,566,047               3,595,659
5.00%; 12/01/18                                                   6,884,711               6,941,881
5.00%; 08/01/33                                                     881,971                 861,880
5.00%; 08/01/34 /4/                                               5,500,000               5,357,341
5.50%; 04/01/09                                                      76,236                  78,107
5.50%; 08/01/09                                                     196,666                 201,495
5.50%; 12/01/16                                                     540,544                 556,106

                                                                   Principal
                                                                     Amount                Value
----------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                                $                      $
5.50%; 02/01/17                                                   1,423,900               1,464,893
5.50%; 09/01/17                                                     146,801                 151,005
5.50%; 12/01/17                                                   1,746,450               1,796,468
5.50%; 03/01/18                                                     691,718                 711,205
5.50%; 04/01/18                                                   4,838,095               4,974,394
5.50%; 12/01/18                                                      74,477                  75,299
5.50%; 05/01/33                                                   1,754,073               1,763,757
5.50%; 10/01/33                                                   1,633,571               1,642,590
5.50%; 12/01/33                                                   6,855,728               6,893,579
5.50%; 08/01/34 /4/                                               4,200,000               4,213,125
6.00%; 12/01/16                                                      41,168                  43,053
6.00%; 12/01/16                                                      51,955                  54,334
6.00%; 12/01/16                                                      17,758                  18,571
6.00%; 02/01/17                                                     143,002                 149,509
6.00%; 02/01/17                                                     143,470                 150,041
6.00%; 03/01/17                                                      99,678                 104,244
6.00%; 04/01/17                                                     245,373                 256,539
6.00%; 07/01/23                                                   3,181,654               3,293,078
6.00%; 06/01/28                                                      77,010                  79,293
6.00%; 01/01/29                                                      27,695                  28,516
6.00%; 02/01/32                                                      71,051                  73,003
6.00%; 12/01/32                                                   1,091,331               1,120,585
6.00%; 02/01/33                                                   1,846,478               1,895,334
6.00%; 12/01/33                                                   1,874,713               1,924,316
6.00%; 08/01/34 /4/                                               3,600,000               3,691,123
6.50%; 07/01/19                                                      45,474                  47,789
6.50%; 03/01/29                                                      23,747                  24,860
6.50%; 04/01/31                                                      10,404                  10,887
6.50%; 06/01/31                                                       8,597                   8,995
6.50%; 09/01/31                                                     123,005                 128,704
6.50%; 02/01/32                                                      90,145                  94,324
6.50%; 02/01/32                                                      81,388                  85,159
6.50%; 05/01/32                                                     285,694                 298,939
6.50%; 09/01/32                                                   1,088,205               1,138,655
7.00%; 08/01/16                                                     122,758                 130,135
7.00%; 09/01/20                                                      36,193                  38,403
7.00%; 12/01/30                                                      24,441                  25,883
7.00%; 06/01/31                                                       4,701                   4,977
7.00%; 09/01/31                                                      40,222                  42,595
7.00%; 04/01/32                                                     483,782                 512,331
7.50%; 12/01/30                                                       5,988                   6,430
7.50%; 02/01/32                                                     108,215                 116,155
8.00%; 11/01/30                                                       6,545                   7,105
                               TOTAL FHLMC CERTIFICATES                                  70,037,765

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (16.16%)
4.50%; 06/01/18                                                   1,937,218               1,909,069
5.00%; 03/01/10                                                   1,433,642               1,455,753
5.00%; 09/01/17                                                   1,712,428               1,728,770
5.00%; 06/01/18                                                   2,542,626               2,564,874
5.00%; 08/01/19 /4/                                              22,500,000              22,661,730
5.00%; 08/01/34 /4/                                              10,400,000              10,136,755
5.50%; 09/01/17                                                     397,527                 409,280
5.50%; 10/01/17                                                     666,722                 686,433

                                                               Principal
                                                                 Amount                  Value
-------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                             $                      $
5.50%; 02/01/23                                                1,184,245               1,205,556
5.50%; 06/01/23                                                4,379,806               4,458,620
5.50%; 07/01/23                                                   79,674                  81,107
5.50%; 09/01/33                                                2,922,111               2,936,465
5.50%; 08/01/34 /4/                                           13,700,000              13,734,250
6.00%; 05/01/09                                                   96,207                 101,184
6.00%; 02/01/23                                                  497,702                 515,409
6.00%; 03/01/33                                                2,042,174               2,097,393
6.00%; 10/01/33                                                  980,801               1,007,024
6.00%; 11/01/33                                                3,581,337               3,677,088
6.00%; 12/01/33                                                3,162,216               3,246,761
6.00%; 02/01/34                                                2,350,760               2,413,610
6.50%; 04/01/10                                                   47,464                  50,243
6.50%; 07/01/16                                                   78,661                  83,216
6.50%; 02/01/17                                                  205,884                 217,807
6.50%; 03/01/17                                                   76,539                  80,954
6.50%; 04/01/17                                                   80,035                  84,653
6.50%; 08/01/17                                                1,647,747               1,742,812
6.50%; 05/01/22                                                   55,723                  58,442
6.50%; 12/01/31                                                  107,308                 112,120
6.50%; 02/01/32                                                   68,709                  71,791
6.50%; 02/01/32                                                  125,080                 130,692
6.50%; 04/01/32                                                   47,037                  49,147
6.50%; 06/01/32                                                  255,230                 266,682
6.50%; 08/01/32                                                  320,098                 334,461
6.50%; 02/01/33                                                8,142,285               8,507,630
7.00%; 09/01/31                                                   83,509                  88,404
7.00%; 03/01/32                                                  438,983                 464,711
7.50%; 08/01/32                                                  387,813                 414,823
                               TOTAL FNMA CERTIFICATES                                89,785,719

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (4.10%)
5.00%; 07/15/33                                                3,268,582               3,211,137
5.50%; 06/15/33                                                1,701,386               1,715,282
5.50%; 12/20/33                                                5,560,067               5,596,802
6.00%; 08/15/31                                                  172,385                 177,710
6.00%; 01/15/32                                                   71,191                  73,370
6.00%; 02/15/32                                                  991,826               1,022,179
6.00%; 02/15/33                                                  671,174                 691,254
6.00%; 11/20/33                                                7,458,737               7,671,818
6.50%; 01/15/27                                                  152,863                 160,470
6.50%; 07/15/31                                                   25,938                  27,173
6.50%; 10/20/31                                                1,323,045               1,383,989
6.50%; 02/20/32                                                   72,431                  75,763
6.50%; 10/15/32                                                  441,048                 462,027
7.00%; 04/15/31                                                   14,372                  15,276
7.00%; 06/15/31                                                  228,528                 243,026
7.00%; 07/15/31                                                   49,653                  52,776
7.00%; 08/15/31                                                    9,634                  10,240

                                                               Principal
                                                                  Amount                  Value
-------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
7.50%; 10/15/29                                              $    37,404            $     40,289
7.50%; 10/20/30                                                   23,556                  25,328
7.50%; 01/15/31                                                   31,899                  34,310
8.00%; 01/20/31                                                   89,469                  97,698
                                                         TOTAL GNMA CERTIFICATES      22,787,917

                                                               Principal
                                                                  Amount                 Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (15.03%)
 U.S. Treasury
                                                             $                      $
  3.88%; 02/15/13                                              4,400,000               4,252,015
  4.00%; 02/15/14                                              2,200,000               2,119,821
  4.75%; 05/15/14                                              6,500,000               6,639,392
  4.88%; 02/15/12                                              3,750,000               3,907,031
  5.00%; 02/15/11                                              3,750,000               3,955,226
  5.38%; 02/15/31                                              7,965,000               8,157,904
  6.00%; 02/15/26                                              2,750,000               3,002,335
  6.25%; 08/15/23                                              3,760,000               4,217,370
  6.25%; 05/15/30                                              2,945,000               3,342,805
  6.75%; 08/15/26                                              2,000,000               2,381,250
  7.25%; 05/15/16                                              1,835,000               2,242,427
  7.50%; 11/15/16                                              1,990,000               2,480,658
  8.00%; 11/15/21                                              1,350,000               1,790,069
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                              2,558,525               2,565,121
  3.38%; 01/15/07                                              7,817,753               8,379,653
  3.50%; 01/15/11                                              2,390,300               2,666,119
  3.63%; 01/15/08                                              8,310,550               9,096,479
  3.88%; 01/15/09                                              5,188,725               5,801,846
  4.25%; 01/15/10                                              5,675,998               6,519,860
                                                          TOTAL TREASURY BONDS        83,517,381

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)

                                                         Principal
                                                           Amount                 Value
 --------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (10.75%)
FINANCE-MORTGAGE LOAN/BANKER (10.75%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                          $59,732,595             $ 59,730,472
                                TOTAL COMMERCIAL PAPER                               59,730,472
                                                                                   ------------

                            TOTAL PORTFOLIO INVESTMENTS     (113.72%)               631,872,070
     LIABILITIES, NET OF CASH AND RECEIVABLES (-13.72%)                             (76,235,641)
                                       TOTAL NET ASSETS     (100.00%)              $555,636,429
                                                                                   ---------------

                                                Notional     Unrealized
                 Description                     Amount      Gain (Loss)
-------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $17,500,000   $(128,012)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires
August 2004.

/1 /Variable rate.
/2 /Non-income producing security.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. Security or a portion of the security was on loan at the end of the period.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction.
/5 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,533,410 or 7.29% of net assets.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           JULY 31, 2004 (UNAUDITED)

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (93.45%)
ASSET BACKED SECURITIES (10.43%)
 CAFCO
                                               $                    $
  1.41%; 09/03/04                                750,000                749,031
  1.54%; 10/21/04                                500,000                498,268
 CRC Funding
  1.27%; 08/03/04                                500,000                499,965
  1.55%; 10/08/04                              1,000,000                997,072
  1.56%; 10/22/04                                500,000                498,223
 FCAR Owner Trust I
  1.53%; 10/08/04                              1,000,000                997,110
  1.57%; 10/19/04                              1,000,000                996,555
 Receivables Capital
  1.27%; 08/04/04                                500,000                499,947
 Windmill Funding
  1.38%; 08/27/04                                695,000                694,307
 Yorktown Capital
  1.30%; 08/20/04                                500,000                499,638
  1.34%; 08/05/04                              1,250,000              1,249,814
  1.35%; 08/18/04                                500,000                499,681
                                                                      8,679,611
BEVERAGES-NON-ALCOHOLIC (4.79%)
 Coca-Cola
  1.53%; 11/02/04                              1,000,000                996,047
  1.53%; 11/03/04                              1,000,000                996,005
  1.53%; 11/04/04                              1,000,000                995,963
 Pepsico
  1.23%; 08/06/04                              1,000,000                999,829
                                                                      3,987,844
COMMERCIAL BANKS (2.40%)
 Calyon North America
  1.54%; 10/25/04                                500,000                498,182
 Nordea North America
  1.47%; 09/28/04                              1,000,000                997,632
 Svenska Handelsbanken
  1.17%; 08/05/04                                250,000                249,967
  1.33%; 09/24/04                                250,000                249,438
                                                                      1,995,219
CONSUMER PRODUCTS-MISCELLANEOUS (0.90%)
 Fortune Brands
  1.42%; 09/09/04                                750,000                748,846
DIVERSIFIED FINANCIAL SERVICES (6.89%)
 Amstel Funding
  1.25%; 10/15/04                                585,000                583,087
  1.34%; 08/23/04                                367,000                366,695
  1.48%; 09/29/04                                500,000                498,787
  1.69%; 11/26/04                              1,000,000                994,507
 General Electric Capital
  1.44%; 09/22/04                                600,000                598,752
  1.49%; 10/07/04                              1,000,000                997,227
  1.49%; 10/20/04                                700,000                697,682
  1.58%; 11/01/04                                500,000                497,956
  1.60%; 11/01/04                                500,000                497,981
                                                                      5,732,674
ELECTRIC-INTEGRATED (3.79%)
 Southern Company Funding
  1.30%; 08/11/04                                500,000                499,819

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Southern Company Funding (continued)
                                               $                    $
  1.40%; 08/24/04                              1,000,000                999,106
  1.40%; 08/25/04                              1,000,000                999,067
  1.42%; 09/01/04                                660,000                659,193
                                                                      3,157,185
FINANCE-AUTO LOANS (4.79%)
 Paccar Financial
  1.50%; 10/18/04                                500,000                498,343
  1.53%; 10/13/04                                500,000                498,449
  1.54%; 10/27/04                              1,000,000                996,278
 Toyota Motor Credit
  1.36%; 09/02/04                                500,000                499,396
  1.42%; 09/23/04                              1,000,000                997,909
  1.45%; 09/27/04                                500,000                498,852
                                                                      3,989,227
FINANCE-CONSUMER LOANS (2.25%)
 American General Finance
  1.26%; 08/09/04                                400,000                399,888
  1.28%; 08/10/04                                400,000                399,874
  1.40%; 09/14/04                                500,000                499,138
  1.53%; 10/25/04                                575,000                572,923
                                                                      1,871,823
FINANCE-CREDIT CARD (3.96%)
 American Express Credit
  1.21%; 08/12/04                              1,000,000                999,630
  1.26%; 08/23/04                                800,000                799,365
  1.29%; 08/17/04                                500,000                499,713
  1.45%; 08/13/04                              1,000,000                999,597
                                                                      3,298,305
FINANCE-INVESTMENT BANKER & BROKER (6.98%)
 Citigroup Global Markets Holdings
  1.41%; 09/15/04                                750,000                748,678
  1.41%; 09/17/04                                750,000                748,619
  1.50%; 10/05/04                                500,000                498,646
 Goldman Sachs Group
  1.64%; 11/23/04                              1,000,000                994,807
  1.64%; 11/24/04                              1,000,000                994,761
 ING U.S. Funding
  1.47%; 10/04/04                                500,000                498,649
  1.48%; 10/01/04                                250,000                249,373
  1.50%; 10/07/04                                475,000                473,674
  1.56%; 10/26/04                                600,000                597,764
                                                                      5,804,971
FINANCE-LEASING COMPANY (5.69%)
 International Lease Finance
  1.37%; 08/30/04                              1,250,000              1,248,620
 Pitney Bowes Credit
  1.27%; 08/02/04                                350,000                349,988
 River Fuel Funding
  1.35%; 08/09/04                                144,000                143,957
  1.45%; 09/08/04                              1,000,000                998,469
  1.55%; 10/01/04                              1,250,000              1,246,717
  1.55%; 10/13/04                                750,000                747,643
                                                                      4,735,394

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (7.69%)
 Federal National Mortgage Association
                                               $                    $
  1.48%; 10/06/04                                600,000                598,372
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                              5,799,985              5,799,778
                                                                      6,398,150
FINANCE-OTHER SERVICES (4.65%)
 Caterpillar Financial Services
  1.30%; 08/16/04                                400,000                399,783
 Commoloco
  1.40%; 09/08/04                                480,000                479,291
  1.45%; 09/27/04                              1,000,000                997,704
  1.45%; 09/29/04                              1,000,000                997,623
 Delaware Funding
  1.42%; 09/16/04                                500,000                499,093
  1.56%; 10/20/04                                500,000                498,267
                                                                      3,871,761
INSURANCE BROKERS (3.96%)
 Marsh & McLennan
  1.38%; 09/03/04                                800,000                798,988
  1.41%; 09/21/04                                500,000                499,001
  1.45%; 09/24/04                                500,000                498,913
  1.50%; 10/14/04                                500,000                498,458
  1.55%; 10/14/04                              1,000,000                996,814
                                                                      3,292,174
INVESTMENT COMPANIES (3.60%)
 Exxon Asset Management
  1.23%; 08/16/04                              1,000,000                999,488
  1.23%; 08/17/04                              1,000,000                999,453
  1.23%; 08/18/04                              1,000,000                999,419
                                                                      2,998,360
MONEY CENTER BANKS (6.42%)
 Bank of America
  1.49%; 10/04/04                                500,000                498,676
 Barclays U.S. Funding
  1.37%; 08/25/04                                500,000                499,543
 Citicorp
  1.37%; 08/26/04                              1,000,000                999,049
  1.37%; 08/31/04                              1,000,000                998,858
  1.39%; 09/02/04                              1,000,000                998,765
 HBOS Treasury Services
  1.44%; 09/13/04                                600,000                598,968
  1.45%; 09/07/04                                500,000                499,270
  1.50%; 09/10/04                                250,000                249,583
                                                                      5,342,712
MULTIMEDIA (0.60%)
 Gannett
  1.24%; 08/06/04                                500,000                499,914
OIL COMPANY-INTEGRATED (3.60%)
 ChevronTexaco
  1.24%; 08/09/04                              1,000,000                999,724
  1.24%; 08/10/04                              1,000,000                999,690
  1.24%; 08/11/04                              1,000,000                999,656
                                                                      2,999,070

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
RETAIL-DISCOUNT (0.60%)
 Wal-Mart Stores
                                               $                    $
  1.49%; 10/12/04                                500,000                498,510
SPECIAL PURPOSE ENTITY (4.56%)
 Exxon Project Investment
  1.25%; 08/13/04                                300,000                299,875
 Grampian Funding
  1.53%; 09/17/04                              1,250,000              1,247,585
 Tulip Funding
  1.33%; 08/19/04                                560,000                559,628
  1.40%; 09/01/04                                500,000                499,397
 White Pine Finance
  1.40%; 08/30/04                                750,000                749,154
  1.45%; 09/20/04                                440,000                439,114
                                                                      3,794,753
TELEPHONE COMMUNICATION (0.40%)
 Telstra
  1.52%; 09/30/04                                329,000                328,178
TELEPHONE-INTEGRATED (3.60%)
 BellSouth
  1.36%; 08/19/04                              1,000,000                999,320
  1.36%; 08/20/04                              1,000,000                999,282
  1.36%; 08/27/04                              1,000,000                999,018
                                                                      2,997,620
TOOLS-HAND HELD (0.60%)
 Stanley Works
  1.33%; 08/24/04                                500,000                499,575
TRANSPORT-RAIL (0.30%)
 Burlington Northern Santa Fe
  1.40%; 08/31/04                                250,000                249,708
                                 TOTAL COMMERCIAL PAPER              77,771,584

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
BONDS (6.41%)
CABLE TV (0.22%)
 Cox Communications
  6.88%; 06/15/05                                175,000                182,289
CELLULAR TELECOMMUNICATIONS (0.71%)
 AT&T Wireless Services
  6.88%; 04/18/05                                200,000                207,085
 Vodafone Group
  7.63%; 02/15/05                                375,000                385,842
                                                                        592,927
CONTAINERS-PAPER & PLASTIC (0.12%)
 Sonoco Products
  7.00%; 11/15/04                                100,000                101,491

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
BONDS (CONTINUED)
COSMETICS & TOILETRIES (0.12%)
 Gillette
                                               $                    $
  4.00%; 06/30/05                                100,000                102,073
CRUISE LINES (0.17%)
 Carnival
  7.05%; 05/15/05                                132,000                136,811
FINANCE-AUTO LOANS (0.24%)
 General Motors Acceptance
  4.15%; 02/07/05                                200,000                201,805
FINANCE-INVESTMENT BANKER & BROKER (0.90%)
 Goldman Sachs Group
  7.63%; 08/17/05                                275,000                287,088
 Merrill Lynch
  6.00%; 11/15/04                                200,000                202,515
 Morgan Stanley
  7.75%; 06/15/05                                250,000                259,367
                                                                        748,970
FINANCE-MORTGAGE LOAN/BANKER (1.80%)
 Federal Home Loan Mortgage
  6.88%; 01/15/05                                250,000                251,964
  7.00%; 07/15/05                                225,000                233,535
 Federal National Mortgage Association
  3.88%; 03/15/05                              1,000,000              1,015,108
                                                                      1,500,607
MEDICAL-HMO (0.15%)
 Anthem
  4.88%; 08/01/05                                125,000                127,438
OIL COMPANY-EXPLORATION & PRODUCTION (0.13%)
 BP Canada Energy
  6.75%; 02/15/05                                100,000                102,670
OIL COMPANY-INTEGRATED (0.32%)
 Phillips Petroleum
  8.50%; 05/25/05                                250,000                263,631
PROPERTY & CASUALTY INSURANCE (0.18%)
 ACE INA Holdings
  8.20%; 08/15/04                                150,000                150,376
REGIONAL BANKS (0.44%)
 Bank One
  7.63%; 08/01/05                                350,000                368,835
RETAIL-DISCOUNT (0.12%)
 Wal-Mart Stores
  6.55%; 08/10/04                                100,000                100,129
SUPRANATIONAL BANK (0.44%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                200,000                204,497
  8.88%; 06/01/05                                150,000                158,330
                                                                        362,827
TELEPHONE-INTEGRATED (0.13%)
 Deutsche Telekom International Finance
  /1/
  8.25%; 06/15/05                                100,000                105,369

                                               Principal
                                                Amount                 Value
--------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (0.22%)
 Norfolk Southern
                                               $                    $
  8.38%; 05/15/05                                100,000                104,921
 Union Pacific
  7.60%; 05/01/05                                 75,000                 76,770
                                                                        181,691
                                 TOTAL BONDS                          5,329,939
                                                                    -----------

        TOTAL PORTFOLIO INVESTMENTS (99.86%)                         83,101,523
CASH, RECEIVABLES, NET OF LIABILITIES(0.14%)                            120,522
                  TOTAL NET ASSETS (100.00%)                        $83,222,045
                                                                    -------------

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
BONDS (15.75%)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.88%)
 Federal Farm Credit Bank
                                                     $                    $
  3.00%; 12/15/06                                    1,000,000                 995,986
FINANCE-MORTGAGE LOAN/BANKER (14.01%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                    3,000,000               2,950,956
 Federal Home Loan Mortgage
  1.88%; 02/15/06                                    2,000,000               1,976,864
 Federal National Mortgage Association
  2.25%; 05/15/06                                    5,000,000               4,955,025
  3.00%; 12/15/06                                    4,000,000               3,955,684
  3.43%; 02/17/09 /1/                                2,000,000               1,997,460
                                                                            15,835,989
FINANCE-OTHER SERVICES (0.86%)
 Private Export Funding
  3.38%; 02/15/09                                    1,000,000                 973,015
                                         TOTAL BONDS                        17,804,990

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (41.20%)
                                                     $                    $
3.50%; 09/15/07                                      8,000,000               7,999,624
4.00%; 07/01/10                                      1,755,106               1,724,676
4.50%; 11/01/09                                        449,939                 450,845
4.50%; 02/01/10                                      1,775,360               1,779,050
4.50%; 06/01/11                                        997,135                 999,234
4.50%; 06/01/18                                      4,613,829               4,548,659
4.60%; 10/01/33 /1/                                  1,412,625               1,403,962
5.00%; 05/01/18                                      2,514,048               2,534,925
5.00%; 12/01/18                                      3,553,399               3,582,906
5.00%; 12/01/32                                      1,629,822               1,594,318
5.00%; 08/01/33                                      4,742,836               4,634,799
5.50%; 05/01/17                                        346,492                 356,416
5.50%; 09/01/17                                        616,564                 634,222
5.50%; 02/01/18                                        720,037                 740,659
5.50%; 12/01/18                                         25,371                  25,651
5.50%; 01/01/29                                         48,532                  48,969
5.50%; 03/01/29                                         20,521                  20,725
5.50%; 10/01/33                                        508,403                 511,209
5.50%; 09/01/34 /2/                                  4,000,000               3,996,248
6.00%; 12/01/08                                         31,921                  32,682
6.00%; 12/01/16                                         94,463                  98,789
6.00%; 03/01/17                                        257,702                 269,429
6.00%; 06/01/28                                        203,649                 209,685
6.00%; 10/01/31                                        105,874                 108,782
6.00%; 02/01/32                                        274,910                 282,462
6.00%; 01/01/33                                      1,877,754               1,928,089
6.00%; 02/01/33                                      1,650,994               1,694,678
6.50%; 06/01/17                                        555,887                 588,334
6.50%; 07/01/19                                         28,087                  29,517
6.50%; 08/01/22                                        954,992               1,003,146
6.50%; 03/01/29                                        165,560                 173,322

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                    $
6.50%; 06/01/31                                         18,714                  19,581
6.50%; 02/01/32                                        160,725                 168,176
6.50%; 02/01/32                                        293,903                 307,520
6.50%; 04/01/32                                        220,609                 230,836
6.50%; 08/01/32                                        676,398                 707,756
6.50%; 08/01/32                                        296,737                 310,494
7.00%; 06/01/20                                          7,364                   7,814
7.00%; 11/01/30                                          8,698                   9,212
7.00%; 12/01/30                                         52,088                  55,161
7.00%; 01/01/31                                         41,516                  43,966
7.00%; 05/01/31                                         63,890                  67,643
7.00%; 05/01/31                                        113,203                 119,853
7.50%; 12/01/30                                         51,645                  55,451
7.50%; 02/01/31                                         41,208                  44,245
7.50%; 04/01/32                                        363,018                 389,350
8.00%; 08/01/30                                         12,558                  13,632
8.00%; 11/01/30                                         32,733                  35,533
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                                         CERTIFICATES                       46,592,235

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (37.44%)
4.00%; 09/01/18                                      1,847,678               1,775,240
4.50%; 08/01/09                                        666,854                 667,450
4.50%; 03/01/10                                        237,695                 237,963
4.50%; 07/01/33                                        240,440                 227,362
4.59%; 02/01/33 /1/                                  6,159,031               6,276,027
4.74%; 12/01/33 /1/                                    950,367                 935,469
5.00%; 10/01/33 /1/                                    850,642                 847,929
5.00%; 01/01/18                                      1,189,336               1,200,686
5.00%; 04/01/19                                      2,999,701               3,026,083
5.22%; 12/01/33 /2/                                  1,761,165               1,749,039
5.50%; 09/01/17                                        927,564                 954,986
5.50%; 09/01/17                                        206,582                 212,689
5.50%; 02/01/18                                      1,427,230               1,468,579
5.50%; 03/01/18                                        796,049                 819,583
5.50%; 09/01/18                                      4,155,823               4,276,222
5.50%; 09/01/33                                      4,662,156               4,685,057
5.50%; 06/01/34                                      2,994,941               3,005,738
6.00%; 04/01/09                                         51,560                  54,228
6.00%; 05/01/09                                        234,406                 246,533
6.00%; 01/01/17                                        258,371                 270,034
6.00%; 04/01/17                                        250,452                 261,687
6.00%; 12/01/22                                        457,017                 473,277
6.00%; 12/01/31                                        108,558                 111,569
6.00%; 12/01/31                                        290,044                 298,089
6.00%; 11/01/32                                        371,259                 381,298
6.00%; 02/01/33                                        947,266                 973,492
6.00%; 08/01/34                                      4,000,000               4,102,500
6.50%; 04/01/10                                         46,469                  49,190
6.50%; 06/01/16                                        102,131                 108,046
6.50%; 09/01/31                                        255,083                 266,522
6.50%; 12/01/31                                         79,194                  82,746
6.50%; 04/01/32                                        137,975                 144,166
6.50%; 06/01/32                                        518,002                 541,245

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                    $
7.00%; 05/01/22                                        299,227                 317,254
7.00%; 02/01/32                                         84,851                  89,824
7.00%; 02/01/32                                         87,320                  92,412
7.00%; 02/01/32                                        142,887                 151,261
7.00%; 04/01/32                                        302,589                 320,233
7.50%; 01/01/31                                         32,487                  34,788
7.50%; 05/01/31                                         49,099                  52,577
7.50%; 08/01/32                                        517,084                 553,097
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
                                        CERTIFICATES                        42,342,170

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (4.47%)
5.50%; 04/15/33                                        720,353                 726,236
5.50%; 04/15/33                                      1,402,513               1,414,022
5.50%; 06/15/33                                        810,184                 816,800
6.00%; 10/20/28                                        153,569                 158,267
6.00%; 02/15/33                                        380,332                 391,711
6.50%; 10/20/28                                        141,795                 148,472
6.50%; 06/15/31                                         33,136                  34,714
6.50%; 07/15/31                                         40,492                  42,420
6.50%; 10/15/31                                        186,414                 195,292
6.50%; 10/15/31                                        208,079                 217,988
6.50%; 07/15/32                                        358,465                 375,516
7.00%; 05/15/31                                        139,992                 148,872
7.00%; 07/15/31                                          8,540                   9,077
7.00%; 07/15/31                                         41,378                  43,980
7.00%; 09/15/31                                         53,883                  57,272
7.00%; 02/15/32                                         32,481                  34,512
7.50%; 11/15/30                                         81,226                  87,463
7.50%; 01/15/31                                         14,241                  15,317
8.00%; 12/15/30                                        122,227                 133,739
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
                                         CERTIFICATES                        5,051,670


                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.88%)
FINANCE-MORTGAGE LOAN/BANKER (7.88%)
 Federal Home Loan Mortgage
                                                     $                    $
  1.53%; 11/08/04                                    4,000,000               3,983,170
 Federal National Mortgage Association
  1.41%; 09/15/04                                    4,000,000               3,992,950
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.28%; 08/02/04                                      928,821                 928,788
                                                                             8,904,908
                              TOTAL COMMERCIAL PAPER                         8,904,908
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (106.74%)              120,695,973
LIABILITIES, NET OF CASH AND RECEIVABLES AND OTHER
 ASSETS(-6.74%)                                                             (7,617,233)
                                   TOTAL NET ASSETS (100.00%)             $113,078,740
                                                                        ---------------

1   Variable rate.
2 Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investmetns held by the fund as of the period end were as follows:

Unrealized Appreciation                                         $    540,087
Unrealized Depreciation                                           (1,143,000)
Net Unrealized Appreciation (Depreciation)                          (602,913)
Cost for federal income tax purposes                            $121,298,886

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (49.87%)
AGRICULTURAL OPERATIONS (0.54%)
 Bunge Limited Finance
                                                $                        $
  4.38%; 12/15/08                                   265,000                  262,931
  5.35%; 04/15/14                                    85,000                   82,318
  5.88%; 05/15/13                                    20,000                   20,276
                                                                             365,525
ASSET BACKED SECURITIES (1.77%)
 Bear Stearns Asset Backed Securities
  /1/
  2.05%; 03/25/34                                   155,000                  154,995
  2.10%; 02/25/34                                   250,000                  251,293
 Chase Funding Mortgage Loan
  5.04%; 12/25/23                                     3,052                    3,054
 Chase Funding Mortgage Loan Asset
                       Backed
  Certificates /1/
  1.74%; 09/25/33                                   125,000                  124,996
  1.95%; 09/25/33                                   120,000                  119,996
 Countrywide Asset Backed Certificates
  2.52%; 01/25/34 /1/                               325,000                  325,626
  3.61%; 04/25/30                                    60,000                   59,893
 Master Adjustable Rate Mortgages Trust /1/
  2.55%; 03/25/34                                   170,000                  171,230
                                                                           1,211,083
AUTO-CARS & LIGHT TRUCKS (0.63%)
 DaimlerChrysler Holding
  2.18%; 08/08/06 /1/                               200,000                  202,059
  4.05%; 06/04/08                                   150,000                  148,630
  7.25%; 01/18/06                                    25,000                   26,489
 Ford Motor
  7.45%; 07/16/31                                    10,000                    9,511
 General Motors
  8.25%; 07/15/23                                    40,000                   41,561
                                                                             428,250
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 Lear /2/
  5.75%; 08/01/14                                   100,000                  100,680
AUTOMOBILE SEQUENTIAL (0.20%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                    75,392                   76,417
  6.85%; 11/06/05                                    28,754                   28,779
 Ford Credit Auto Owner Trust
  4.14%; 12/15/05                                    31,509                   31,690
                                                                             136,886
BEVERAGES-WINE & SPIRITS (0.40%)
 Diageo Capital /1/
  1.72%; 04/20/07                                   275,000                  274,948
BREWERY (0.70%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                  135,000                  159,975
 Coors Brewing
  6.38%; 05/15/12                                   140,000                  151,254
 Miller Brewing /2/
  5.50%; 08/15/13                                   150,000                  152,021

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BREWERY (CONTINUED)
 SABMiller /2/
                                                $                        $
  6.63%; 08/15/33                                    15,000                   15,937
                                                                             479,187
BROADCASTING SERVICES & PROGRAMMING (0.45%)
 Clear Channel Communications
  5.75%; 01/15/13                                   135,000                  136,289
 Grupo Televisa
  8.50%; 03/11/32                                    15,000                   15,525
 Liberty Media
  3.50%; 09/25/06                                    45,000                   44,831
  5.70%; 05/15/13                                   115,000                  113,152
                                                                             309,797
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.58%)
 CRH America
  5.30%; 10/15/13                                   100,000                   99,417
  6.40%; 10/15/33                                    15,000                   15,178
  6.95%; 03/15/12                                    75,000                   83,534
 Masco /1/ /2/
  1.65%; 03/09/07                                   200,000                  200,234
                                                                             398,363
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                    10,000                    9,570
CABLE TV (0.72%)
 Comcast
  5.30%; 01/15/14                                   175,000                  170,732
  5.85%; 01/15/10                                    50,000                   52,508
  7.05%; 03/15/33                                    40,000                   42,164
 Cox Communications
  4.63%; 06/01/13                                    10,000                    9,308
  5.50%; 10/01/15                                    50,000                   48,816
  6.75%; 03/15/11                                    70,000                   76,065
  6.88%; 06/15/05                                    50,000                   51,703
  7.50%; 08/15/04                                    40,000                   40,066
                                                                             491,362
CASINO HOTELS (0.12%)
 Harrah's Operating /2/
  5.50%; 07/01/10                                    80,000                   80,042
CELLULAR TELECOMMUNICATIONS (0.79%)
 AT&T Wireless Services
  7.88%; 03/01/11                                    45,000                   51,720
  8.13%; 05/01/12                                    25,000                   29,251
  8.75%; 03/01/31                                    75,000                   93,353
 Telus
  7.50%; 06/01/07                                   175,000                  191,018
 Verizon Wireless Capital
  5.38%; 12/15/06                                   165,000                  172,331
                                                                             537,673
CHEMICALS-DIVERSIFIED (0.52%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                   225,000                  234,924
  7.00%; 03/15/11                                    25,000                   27,615

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 ICI Wilmington I
                                                $                        $
  5.63%; 12/01/13                                    95,000                   93,941
                                                                             356,480
COATINGS & PAINT (0.23%)
 Valspar
  6.00%; 05/01/07                                   150,000                  158,784
COMMERCIAL BANKS (0.45%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                    10,000                   10,225
 Union Planters Bank
  5.13%; 06/15/07                                   225,000                  236,329
 Wachovia Bank
  7.80%; 08/18/10                                    50,000                   58,129
                                                                             304,683
COPPER ORES (0.08%)
 Codelco /2/
  6.38%; 11/30/12                                    50,000                   53,763
CREDIT CARD ASSET BACKED SECURITIES (1.59%)
 American Express Credit Account

  Master Trust /1/
  1.63%; 09/15/11                                    70,000                   70,118
 American Express Master Trust
  7.85%; 08/15/05                                   100,000                  100,787
 Capital One Multi-Asset Execution Trust /1/
  1.60%; 12/15/09                                   170,000                  170,076
 Chase Credit Card Master Trust /1/
  1.58%; 05/15/09                                   225,000                  224,987
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                   200,000                  210,242
 Discover Card Master Trust I
  6.85%; 07/17/07                                   100,000                  102,176
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                   200,000                  209,187
                                                                           1,087,573
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                    15,000                   15,242
DIVERSIFIED FINANCIAL SERVICES (1.16%)
 General Electric Capital
  0.70%; 03/10/40 /1 2/                           1,858,133                   59,347
  1.84%; 02/02/09 /1/                               250,000                  250,481
  4.25%; 12/01/10                                   275,000                  269,975
  6.00%; 06/15/12                                    65,000                   69,395
  6.75%; 03/15/32                                    50,000                   54,594
 John Deere Capital
  3.13%; 12/15/05                                    70,000                   70,281
 NiSource Finance
  3.20%; 11/01/06                                    15,000                   14,884
                                                                             788,957
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Tyco International Group
  6.38%; 10/15/11                                   125,000                  134,319

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MINERALS (0.02%)
 Corp. Nacional del Cobre de Chile /2/
                                                $                        $
  5.50%; 10/15/13                                    15,000                   15,165
DIVERSIFIED OPERATIONS (0.07%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                    45,000                   45,450
ELECTRIC-DISTRIBUTION (0.09%)
 Detroit Edison
  5.40%; 08/01/14                                    60,000                   60,340
ELECTRIC-GENERATION (0.11%)
 Korea East-West Power /2/
  4.88%; 04/21/11                                    25,000                   24,351
 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                    50,000                   49,990
                                                                              74,341
ELECTRIC-INTEGRATED (3.61%)
 Arizona Public Service
  5.80%; 06/30/14                                    85,000                   85,978
  6.50%; 03/01/12                                    15,000                   16,153
 Carolina Power & Light
  6.50%; 07/15/12                                    35,000                   38,034
  7.50%; 04/01/05                                   150,000                  154,898
 CenterPoint Energy Houston Electric
  5.70%; 03/15/13                                    90,000                   93,302
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                    20,000                   17,558
 Commonwealth Edison
  6.40%; 10/15/05                                   150,000                  156,375
 Consumers Energy
  4.25%; 04/15/08                                    10,000                    9,986
 Dayton Power & Light /2/
  5.13%; 10/01/13                                    25,000                   24,408
 Dominion Resources
  1.55%; 05/15/06 /1/                               175,000                  175,328
  7.82%; 09/15/04                                   100,000                  100,665
 Duke Energy /1/
  1.95%; 01/15/05                                   235,000                  235,124
 Entergy Gulf States
  3.60%; 06/01/08                                    20,000                   19,492
 Florida Power
  4.80%; 03/01/13                                     5,000                    4,895
 FPL Group Capital
  3.25%; 04/11/06                                    20,000                   20,110
 Georgia Power /1/
  1.43%; 02/17/09                                   275,000                  274,812
 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                    40,000                   40,404
 Niagara Mohawk Power
  7.75%; 05/15/06                                    55,000                   59,357
 Northeast Utilities
  3.30%; 06/01/08                                    15,000                   14,454
 Oncor Electric Delivery
  7.00%; 05/01/32                                    70,000                   76,621
 Pacific Gas & Electric
  3.60%; 03/01/09                                    45,000                   43,792
  6.05%; 03/01/34                                   155,000                  149,320

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Pepco Holdings
                                                $                        $
  3.75%; 02/15/06                                    70,000                   70,401
  4.00%; 05/15/10                                    10,000                    9,483
 Power Contract Financing /2/
  5.20%; 02/01/06                                    21,826                   21,948
 Progress Energy
  6.75%; 03/01/06                                   175,000                  184,070
 Puget Energy
  3.36%; 06/01/08                                    25,000                   24,210
 SCANA /1/
  1.70%; 11/15/06                                   200,000                  200,189
 Southern California Edison
  5.00%; 01/15/14                                    25,000                   24,692
 Southern Company Capital Funding
  5.30%; 02/01/07                                    15,000                   15,833
 TXU Energy
  6.13%; 03/15/08                                    15,000                   15,885
 Virginia Electric & Power
  4.50%; 12/15/10                                    85,000                   83,813
                                                                           2,461,590
FEDERAL & FEDERALLY SPONSORED CREDIT (0.03%)
 Housing Urban Development
  2.99%; 08/01/05                                    20,000                   20,133
FIDUCIARY BANKS (0.37%)
 State Street Capital Trust II /1/
  1.75%; 02/15/08                                   250,000                  251,536
FINANCE-AUTO LOANS (1.89%)
 American Honda Finance /1/ /2/
  1.39%; 02/20/07                                   265,000                  264,984
 Ford Motor Credit
  5.80%; 01/12/09                                   100,000                  101,768
  6.13%; 01/09/06                                    30,000                   31,126
  6.50%; 01/25/07                                    35,000                   36,911
  7.88%; 06/15/10                                   335,000                  365,734
 General Motors Acceptance
  2.88%; 10/20/05 /1/                               175,000                  176,156
  6.13%; 08/28/07                                    30,000                   31,444
  6.75%; 01/15/06                                    75,000                   78,541
  6.88%; 09/15/11                                    55,000                   56,461
  6.88%; 08/28/12                                    35,000                   35,630
  8.00%; 11/01/31                                    90,000                   91,390
 Toyota Motor Credit
  2.80%; 01/18/06                                    20,000                   20,078
                                                                           1,290,223
FINANCE-COMMERCIAL (0.21%)
 CIT Group
  1.45%; 02/15/07 /1/                               125,000                  125,034
  4.75%; 12/15/10                                    20,000                   19,854
                                                                             144,888
FINANCE-CONSUMER LOANS (1.46%)
 Household Finance
  1.33%; 02/09/07 /1/                               250,000                  250,213
  3.38%; 02/21/06                                   180,000                  181,098
  4.13%; 12/15/08                                    20,000                   19,871

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance (continued)
                                                $                        $
  6.50%; 01/24/06                                    90,000                   94,816
  7.00%; 05/15/12                                   180,000                  200,609
 SLM /1/
  1.78%; 01/25/07                                   250,000                  250,109
                                                                             996,716
FINANCE-CREDIT CARD (0.31%)
 Capital One Bank
  5.00%; 06/15/09                                    80,000                   81,065
  6.88%; 02/01/06                                   125,000                  131,830
                                                                             212,895
FINANCE-INVESTMENT BANKER & BROKER (3.30%)
 Bear Stearns
  1.98%; 01/30/09 /1/                               175,000                  175,299
  2.02%; 06/25/34 /1/                               160,000                  160,514
  3.00%; 03/30/06                                   100,000                  100,103
  4.00%; 01/31/08                                    20,000                   20,056
 Citigroup
  5.88%; 02/22/33                                    10,000                    9,554
  6.63%; 06/15/32                                    60,000                   63,110
  6.75%; 12/01/05                                   290,000                  305,287
 Credit Suisse First Boston
  3.88%; 01/15/09                                    15,000                   14,728
 Goldman Sachs Group
  3.88%; 01/15/09                                    60,000                   58,903
  5.15%; 01/15/14                                   135,000                  131,632
  5.25%; 04/01/13                                    50,000                   49,448
  7.63%; 08/17/05                                   100,000                  105,077
 Lehman Brothers Holdings
  1.75%; 04/20/07 /1/                               175,000                  174,941
  4.80%; 03/13/14                                    95,000                   90,159
 Merrill Lynch
  1.43%; 02/06/09 /1/                               250,000                  249,824
  5.45%; 07/15/14                                    70,000                   69,839
 Morgan Stanley
  1.38%; 02/15/07 /1/                               150,000                  150,083
  4.25%; 05/15/10                                   145,000                  141,931
  4.75%; 04/01/14                                    85,000                   79,398
  5.30%; 03/01/13                                    20,000                   19,922
  7.75%; 06/15/05                                    75,000                   78,459
                                                                           2,248,267
FINANCE-LEASING COMPANY (0.05%)
 Boeing Capital
  5.65%; 05/15/06                                    35,000                   36,781
FINANCE-MORTGAGE LOAN/BANKER (4.33%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                40,000                   39,993
  1.80%; 06/02/06 /1/                               235,000                  236,171
  4.25%; 12/19/07                                   100,000                  100,720
  4.63%; 12/19/33 /1/                                50,000                   48,597
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                   250,000                  240,135
  3.25%; 02/25/08                                   200,000                  196,616
  4.50%; 07/15/13                                   875,000                  850,219
  4.75%; 10/11/12                                    50,000                   49,053

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage (continued)
                                                $                        $
  4.75%; 05/06/13                                    75,000                   73,108
  6.25%; 07/15/32                                   375,000                  402,550
  6.88%; 01/15/05                                   125,000                  127,817
 Federal National Mortgage Association
  2.30%; 03/28/06                                   150,000                  149,040
  2.88%; 05/19/08                                    50,000                   48,342
  3.70%; 11/01/07                                    45,000                   45,020
  4.75%; 02/21/13                                    95,000                   92,528
  7.13%; 02/15/05                                    50,000                   51,339
  7.13%; 01/15/30                                   170,000                  201,041
                                                                           2,952,289
FINANCE-OTHER SERVICES (0.01%)
 Newcourt Credit Group
  6.88%; 02/16/05                                    10,000                   10,249
FOOD-MISCELLANEOUS/DIVERSIFIED (0.42%)
 Cadbury Schweppes US Finance /2/
  3.88%; 10/01/08                                    30,000                   29,608
 ConAgra Foods
  7.40%; 09/15/04                                    30,000                   30,173
 Kellogg
  6.00%; 04/01/06                                    50,000                   52,466
 Kraft Foods
  4.63%; 11/01/06                                    45,000                   46,142
  5.63%; 11/01/11                                   125,000                  128,980
                                                                             287,369
FOOD-RETAIL (0.47%)
 Kroger
  6.20%; 06/15/12                                    25,000                   26,470
  6.75%; 04/15/12                                   100,000                  109,372
 Safeway
  2.50%; 11/01/05                                   185,000                  184,249
                                                                             320,091
GAS-DISTRIBUTION (0.09%)
 Sempra Energy
  4.75%; 05/15/09                                    60,000                   60,864
HOME EQUITY-OTHER (2.57%)
 Argent Securities /1/
  1.67%; 02/25/34                                   125,000                  124,883
 Asset Backed Funding Certificates /1/
  1.64%; 02/25/30                                    85,000                   84,997
 CDC Mortgage Capital Trust /1/
  2.02%; 06/25/34                                   175,000                  174,750
 Long Beach Mortgage Loan Trust /1/
  1.98%; 06/25/34                                    40,000                   40,002
  2.53%; 06/25/34                                    50,000                   49,999
 Master Asset Backed Securities Trust
  /1/
  3.10%; 08/25/33                                   300,000                  303,124
 New Century Home Equity Loan Trust /1/
  2.17%; 01/25/34                                   200,000                  200,744
 Option One Mortgage Loan Trust /1/
  1.98%; 05/25/34                                   125,000                  124,996
  2.50%; 05/25/34                                   125,000                  124,996

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Saxon Asset Securities Trust /1/
                                                $                        $
  2.58%; 03/25/35                                   225,000                  224,356
 Specialty Underwriting & Residential
  Finance /1/
  1.96%; 02/25/35                                   125,000                  124,996
 Wells Fargo Home Equity Trust /1/
  1.95%; 04/25/34                                   175,000                  174,998
                                                                           1,752,841
HOME EQUITY-SEQUENTIAL (0.21%)
 Ameriquest Mortgage Securities /1/
  1.65%; 04/25/34                                   140,000                  139,996
 Residential Asset Securities
  4.99%; 02/25/27                                       963                      961
                                                                             140,957
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.02%)
 AMVESCAP
  5.90%; 01/15/07                                    15,000                   15,878
LIFE & HEALTH INSURANCE (0.45%)
 John Hancock Global Funding II /1/ /2/
  1.77%; 04/03/09                                   300,000                  299,683
 Nationwide Financial Services
  5.63%; 02/13/15                                     5,000                    5,040
                                                                             304,723
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                    10,000                   10,501
MEDICAL-DRUGS (0.10%)
 Schering-Plough
  5.30%; 12/01/13                                    70,000                   69,989
METAL-ALUMINUM (0.14%)
 Alcan
  6.45%; 03/15/11                                    85,000                   92,588
METAL-DIVERSIFIED (0.34%)
 Falconbridge
  5.38%; 06/01/15                                    15,000                   14,345
  7.35%; 06/05/12                                    10,000                   11,013
  7.38%; 09/01/05                                   145,000                  151,276
 Rio Tinto Finance
  5.75%; 07/03/06                                    50,000                   52,446
                                                                             229,080
MISCELLANEOUS INVESTING (0.05%)
 Simon Property Group
  5.38%; 08/28/08                                    10,000                   10,417
 United Dominion Realty Trust
  6.50%; 06/15/09                                    25,000                   26,948
                                                                              37,365
MONEY CENTER BANKS (0.78%)
 Bank of America
  3.88%; 01/15/08                                     5,000                    5,015
  4.75%; 10/15/06                                   365,000                  376,955
  7.40%; 01/15/11                                    95,000                  108,294

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase
                                                $                        $
  4.50%; 11/15/10                                    25,000                   24,515
 United Overseas Bank /2/
  4.50%; 07/02/13                                    20,000                   18,637
                                                                             533,416
MORTGAGE BACKED SECURITIES (1.89%)
 Bear Stearns Adjustable Rate

  Mortgage Trust /1/
  3.52%; 06/25/34                                    75,000                   72,478
 Bear Stearns Commercial Mortgage
  Securities /1/ /2/
  0.72%; 05/11/39                                   800,000                   22,359
 Credit Suisse First Boston Mortgage
  Securities /1/
  2.05%; 05/25/34                                    95,000                   94,473
 CS First Boston Mortgage Securities /1/
  /2/
  0.57%; 05/15/36                                 1,240,992                   29,114
  2.05%; 06/25/34                                    55,000                   54,834
 First Union National Bank

  Commercial Mortgage
  8.09%; 05/17/32                                    65,000                   75,311
 GMAC Commercial Mortgage Securities /1/ /2/
  0.97%; 03/10/38                                 1,361,199                   59,422
 Greenwich Capital Commercial Funding /1/ /2/
  0.39%; 06/10/36                                 2,571,000                   49,556
 JP Morgan Chase Commercial

  Mortgage Securities
  1.22%; 01/12/39 /1/ /2/                         1,200,000                   65,245
  4.55%; 05/12/34                                   124,572                  127,113
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                     4,342                    4,358
 LB-UBS Commercial Mortgage Trust
  0.14%; 03/15/36 /1/ /2/                           716,254                   19,403
  1.23%; 03/15/36 /1/ /2/                           676,647                   36,675
  4.90%; 06/15/26                                   125,000                  128,653
 Merrill Lynch Mortgage Investors /1/
  2.01%; 01/25/35                                   165,000                  164,995
 Merrill Lynch Mortgage Trust /1/
  0.60%; 02/12/42                                 2,758,154                   70,959
 Morgan Stanley Capital I
  1.12%; 01/13/41/1/ /2/                            850,000                   46,012
  7.11%; 04/15/33                                    95,000                  105,852
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                    56,151                   60,222
                                                                           1,287,034
MULTI-LINE INSURANCE (0.55%)
 MetLife
  5.25%; 12/01/06                                    25,000                   26,083
  5.50%; 06/15/14                                    75,000                   75,667
 Metropolitan Life Global Funding I /1/
  /2/
  1.71%; 03/17/09                                   250,000                  250,033

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 Safeco
                                                $                        $
  4.88%; 02/01/10                                    23,000                   23,345
                                                                             375,128
MULTIMEDIA (1.58%)
 AOL Time Warner
  5.63%; 05/01/05                                   540,000                  552,051
  6.13%; 04/15/06                                   155,000                  162,365
  7.63%; 04/15/31                                    75,000                   82,512
 News America
  4.75%; 03/15/10                                    10,000                   10,037
  6.55%; 03/15/33                                    55,000                   56,218
  6.63%; 01/09/08                                   150,000                  162,678
 Viacom
  6.63%; 05/15/11                                    35,000                   38,219
 Walt Disney
  6.38%; 03/01/12                                    15,000                   16,189
                                                                           1,080,269
MUTUAL INSURANCE (0.14%)
 Liberty Mutual Group /2/
  5.75%; 03/15/14                                    60,000                   58,443
  7.00%; 03/15/34                                    40,000                   39,455
                                                                              97,898
NON-HAZARDOUS WASTE DISPOSAL (0.06%)
 Waste Management
  5.00%; 03/15/14                                    40,000                   38,635
OIL & GAS DRILLING (0.15%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                    15,000                   14,538
 Nabors Holdings
  4.88%; 08/15/09                                    10,000                   10,200
 Nabors Industries
  5.38%; 08/15/12                                    10,000                   10,153
 Precision Drilling
  5.63%; 06/01/14                                    65,000                   66,068
                                                                             100,959
OIL COMPANY-EXPLORATION & PRODUCTION (1.63%)
 Anadarko Petroleum
  5.38%; 03/01/07                                   320,000                  334,880
 Canadian Natural Resources
  6.45%; 06/30/33                                    15,000                   15,388
 Devon Financing
  7.88%; 09/30/31                                    50,000                   57,996
 Husky Energy
  6.15%; 06/15/19                                    55,000                   55,821
  6.25%; 06/15/12                                    25,000                   26,351
 Kerr-McGee
  5.38%; 04/15/05                                    50,000                   50,961
 Nexen
  5.05%; 11/20/13                                   110,000                  106,613
  7.88%; 03/15/32                                    15,000                   17,727
 Noble Energy
  5.25%; 04/15/14 /2/                                65,000                   64,170
  8.00%; 04/01/27                                    10,000                   11,751
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                   255,000                  263,925

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pemex Project Funding Master Trust
  (continued)
                                                $                        $
  7.88%; 02/01/09                                    50,000                   55,000
  8.00%; 11/15/11                                    45,000                   49,500
                                                                           1,110,083
OIL COMPANY-INTEGRATED (0.26%)
 Petrobras International Finance
  9.75%; 07/06/11                                   150,000                  164,250
 Petronas Capital /2/
  7.88%; 05/22/22                                    10,000                   11,294
                                                                             175,544
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Cooper Cameron
  2.65%; 04/15/07                                    90,000                   87,693
OIL REFINING & MARKETING (0.39%)
 Valero Energy
  6.13%; 04/15/07                                   225,000                  238,976
  6.88%; 04/15/12                                    25,000                   27,468
                                                                             266,444
OIL-FIELD SERVICES (0.37%)
 Halliburton /1/ /2/
  2.41%; 01/26/07                                   250,000                  249,748
PAPER & RELATED PRODUCTS (0.81%)
 Domtar
  5.38%; 12/01/13                                   110,000                  105,316
 International Paper
  3.80%; 04/01/08                                    40,000                   39,651
  5.85%; 10/30/12                                    25,000                   25,671
  6.75%; 09/01/11                                    75,000                   81,809
 Nexfor
  7.25%; 07/01/12                                    20,000                   21,717
 Norske Skog /2/
  7.13%; 10/15/33                                    15,000                   15,127
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                    90,000                   96,645
 Weyerhaeuser
  6.13%; 03/15/07                                    15,000                   15,963
  6.75%; 03/15/12                                   135,000                  147,599
                                                                             549,498
PIPELINES (1.06%)
 Buckeye Partners
  4.63%; 07/15/13                                    35,000                   32,553
 Duke Capital
  4.37%; 03/01/09                                    45,000                   44,530
 Duke Energy Field Services
  7.50%; 08/16/05                                   175,000                  183,314
  7.88%; 08/16/10                                   120,000                  138,207
 Enbridge Energy Partners
  4.00%; 01/15/09                                    35,000                   34,244
 Equitable Resources
  5.15%; 11/15/12                                    15,000                   15,225
 Kinder Morgan
  6.80%; 03/01/08                                   110,000                  119,272

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 National Fuel Gas
                                                $                        $
  5.25%; 03/01/13                                    20,000                   19,885
 TEPPCO Partners
  6.13%; 02/01/13                                     5,000                    5,148
  7.63%; 02/15/12                                   115,000                  129,447
                                                                             721,825
POULTRY (0.07%)
 Tyson Foods
  6.63%; 10/01/04                                    45,000                   45,232
PROPERTY & CASUALTY INSURANCE (1.62%)
 ACE
  6.00%; 04/01/07                                   125,000                  132,173
 ACE INA Holdings
  5.88%; 06/15/14                                    30,000                   30,696
  8.20%; 08/15/04                                    25,000                   25,049
 Arch Capital Group
  7.35%; 05/01/34                                   110,000                  111,519
 Infinity Property & Casualty
  5.50%; 02/18/14                                   100,000                   97,388
 Markel
  6.80%; 02/15/13                                   100,000                  104,762
 St. Paul
  5.75%; 03/15/07                                   145,000                  152,190
  7.88%; 04/15/05                                   185,000                  191,825
 W.R. Berkley
  5.13%; 09/30/10                                   100,000                  100,611
 XL Capital
  6.50%; 01/15/12                                   145,000                  156,487
                                                                           1,102,700
REGIONAL BANKS (0.62%)
 Bank One
  7.63%; 08/01/05                                    50,000                   52,530
 KeyCorp
  4.63%; 05/16/05                                    25,000                   25,399
 Korea Development Bank
  4.25%; 11/13/07                                    10,000                   10,041
 PNC Funding
  5.75%; 08/01/06                                    75,000                   78,659
 Wachovia
  5.25%; 08/01/14                                    35,000                   34,544
  6.38%; 02/01/09                                   180,000                  194,498
 Wells Fargo
  3.12%; 08/15/08                                    30,000                   29,035
                                                                             424,706
REINSURANCE (0.20%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                   135,000                  134,176
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 May Department Stores /2/
  3.95%; 07/15/07                                    35,000                   35,000
RETAIL-RESTAURANTS (0.25%)
 Yum! Brands
  7.70%; 07/01/12                                   150,000                  173,053

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.37%)
 Golden West Financial
                                                $                        $
  4.13%; 08/15/07                                    15,000                   15,241
 Washington Mutual
  3.81%; 06/25/34                                   125,000                  121,634
  3.97%; 03/25/33                                    52,800                   52,625
  5.50%; 01/15/13                                     5,000                    5,071
  6.88%; 06/15/11                                    50,000                   55,249
                                                                             249,820
SOVEREIGN (0.74%)
 Chile Government /1/
  2.06%; 01/28/08                                   175,000                  176,313
 Mexico Government
  7.50%; 01/14/12                                    25,000                   27,500
  8.00%; 09/24/22                                   110,000                  117,700
  8.30%; 08/15/31                                    45,000                   48,600
  8.38%; 01/14/11                                    60,000                   68,700
 South Africa Government
  6.50%; 06/02/14                                    65,000                   66,625
                                                                             505,438
SPECIAL PURPOSE ENTITY (0.53%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                   365,000                  363,950
SUPRANATIONAL BANK (0.42%)
 Corp Andina de Fomento
  2.01%; 01/26/07 /1/                               250,000                  250,779
  6.88%; 03/15/12                                    35,000                   38,354
                                                                             289,133
TELEPHONE-INTEGRATED (2.52%)
 BellSouth
  5.00%; 10/15/06                                    50,000                   51,826
 British Telecommunications /1/
  7.88%; 12/15/05                                   410,000                  437,221
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                   135,000                  133,705
  8.50%; 06/15/10 /1/                                50,000                   58,973
 France Telecom /1/
  8.75%; 03/01/11                                   210,000                  245,021
 Sprint Capital
  6.13%; 11/15/08                                    30,000                   31,779
  6.88%; 11/15/28                                   190,000                  189,085
  6.90%; 05/01/19                                    20,000                   20,739
  7.13%; 01/30/06                                    50,000                   52,882
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                    25,000                   24,707
  5.25%; 11/15/13                                   120,000                  117,866
  6.38%; 11/15/33                                    65,000                   63,976
 Telefonica Europe
  7.75%; 09/15/10                                    50,000                   57,772
 Telefonos de Mexico
  4.50%; 11/19/08                                   100,000                   98,027
  8.25%; 01/26/06                                   125,000                  133,574
                                                                           1,717,153

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
                                                $                        $
  6.50%; 04/15/07                                    25,000                   26,723
TRANSPORT-RAIL (0.46%)
 Canadian National Railway
  4.25%; 08/01/09                                    65,000                   64,650
 Union Pacific
  4.70%; 01/02/24                                    10,000                    9,387
  5.75%; 10/15/07                                   175,000                  185,272
  6.63%; 02/01/29                                    25,000                   25,802
  7.60%; 05/01/05                                    25,000                   25,925
                                                                             311,036
TRANSPORT-SERVICES (0.14%)
 FedEx
  1.88%; 04/01/05 /1/ /2/                            60,000                   60,060
  3.50%; 04/01/09 /2/                                40,000                   38,611
                                                                              98,671
                                                TOTAL BONDS               34,017,241

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (11.67%)
                                                $                        $
4.50%; 11/01/10                                     652,928                  654,285
4.50%; 11/01/18                                     423,372                  417,392
5.00%; 12/01/17                                     188,638                  190,210
5.00%; 05/01/18                                   1,565,237                1,578,235
5.00%; 12/01/18                                     244,296                  246,325
5.50%; 03/01/09                                      20,472                   20,975
5.50%; 05/01/33                                     199,326                  200,427
5.50%; 08/01/33                                     532,044                  534,982
5.50%; 10/01/33                                     184,064                  185,081
5.50%; 01/01/34                                   2,835,023                2,847,015
6.00%; 09/01/16                                      25,173                   26,325
6.00%; 03/01/17                                      70,622                   73,836
6.00%; 04/01/17                                     103,315                  108,016
6.00%; 01/01/22                                      35,491                   36,768
6.00%; 06/01/28                                      85,567                   88,103
6.50%; 12/01/15                                      27,382                   28,983
6.50%; 09/01/16                                      24,908                   26,364
6.50%; 03/01/17                                      13,989                   14,805
6.50%; 04/01/17                                      59,744                   63,231
6.50%; 03/01/29                                     142,480                  149,160
6.50%; 10/01/31                                      25,253                   26,424
6.50%; 02/01/32                                      25,321                   26,494
6.50%; 05/01/32                                      97,909                  102,662
6.50%; 09/01/32                                      97,933                  102,474
7.00%; 11/01/30                                      30,444                   32,241
7.00%; 01/01/32                                      54,874                   58,098
7.50%; 12/01/15                                      38,148                   40,598
7.50%; 10/01/30                                      34,759                   37,331
7.50%; 12/01/30                                       6,402                    6,873

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
7.50%; 04/01/32                                 $    25,411              $    27,255
8.00%; 11/01/30                                       9,820                   10,660
                       TOTAL FHLMC CERTIFICATES                            7,961,628

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (16.95%)
                                                $                        $
4.50%; 07/01/33                                  11,391,207                  369,929
5.00%; 09/01/17                                     642,160                  648,288
5.00%; 03/01/18                                     701,181                  707,316
5.00%; 08/01/19 /3/                               2,700,000                2,719,408
5.00%; 08/01/34 /3/                                 900,000                  877,219
5.50%; 06/01/09                                      71,256                   72,873
5.50%; 01/01/18                                     149,551                  153,972
5.50%; 03/01/23                                     416,164                  423,653
5.50%; 07/01/23                                     597,553                  608,306
5.50%; 09/01/33                                     372,299                  374,127
5.50%; 08/01/34 /3/                               1,200,000                1,203,000
6.00%; 10/01/16                                      23,420                   24,478
6.00%; 03/01/29                                      29,672                   30,526
6.00%; 09/01/31                                      99,304                  102,058
6.00%; 04/01/33                                     159,877                  164,151
6.00%; 10/01/33                                     186,014                  190,988
6.00%; 11/01/33                                     671,225                  689,171
6.00%; 12/01/33                                     594,032                  609,914
6.00%; 02/01/34                                   1,410,456                1,448,167
6.50%; 12/01/31                                      89,094                   93,089
7.00%; 09/01/31                                      49,846                   52,767
                       TOTAL FNMA CERTIFICATES                            11,563,400

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (3.88%)
6.00%; 12/15/32                                     100,815                  103,901
6.00%; 12/15/33                                   1,301,075                1,340,001
6.50%; 10/20/28                                      56,459                   59,118
6.50%; 02/20/32                                      36,215                   37,881
6.50%; 05/20/32                                      11,406                   11,931
6.50%; 11/15/32                                     338,546                  354,649
6.50%; 09/15/33                                     591,607                  619,476
7.00%; 07/15/31                                      51,801                   55,058
7.00%; 02/15/32                                       9,744                   10,354
7.50%; 12/15/30                                      19,107                   20,574
7.50%; 04/15/31                                      17,609                   18,940
8.00%; 08/20/29                                       9,963                   10,888
8.00%; 02/15/32                                       5,994                    6,546
                        TOTAL GNMA CERTIFICATES                            2,649,317

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (16.75%)
 U.S. Treasury
                                                $                        $
  1.88%; 12/31/05                                 1,000,000                  993,320
  3.88%; 02/15/13                                   350,000                  338,228
  4.00%; 06/15/09                                   675,000                  684,545
  4.00%; 02/15/14                                   350,000                  337,244
  4.75%; 05/15/14                                   600,000                  612,867
  4.88%; 02/15/12                                   650,000                  677,219
  5.00%; 02/15/11                                   500,000                  527,364
  5.38%; 02/15/31                                 1,100,000                1,126,641
  6.25%; 08/15/23                                   875,000                  981,436
  7.25%; 05/15/16                                   500,000                  611,016
 U.S. Treasury Inflation-Indexed
  Obligations
  2.00%; 01/15/14                                   332,608                  333,466
  3.38%; 01/15/07                                   895,163                  959,502
  3.63%; 01/15/08                                   807,645                  884,024
  3.88%; 01/15/09                                   778,309                  870,277
  4.25%; 01/15/10                                   730,574                  839,190
 U.S. Treasury Strip /4/
  0.00%; 11/15/15                                   385,000                  220,982
  0.00%; 11/15/18                                   225,000                  106,125
  0.00%; 05/15/20                                   265,000                  113,397
  0.00%; 08/15/25                                   670,000                  208,795
                          TOTAL TREASURY BONDS                            11,425,638

                                                 Principal
                                                  Amount                    Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (11.22%)
FINANCE-MORTGAGE LOAN/BANKER (11.22%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                 7,651,570                7,651,298
                        TOTAL COMMERCIAL PAPER                             7,651,298
                                                                         -----------

                      TOTAL PORTFOLIO INVESTMENTS (110.34%)               75,268,522
LIABILITIES, NET OF CASH AND RECEIVABLES (-10.34%)                        (7,035,548)
                                 TOTAL NET ASSETS (100.00%)              $68,232,974
                                                                      ---------------

1    Variable rate.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,368,357 or 4.94% of net assets.
3 Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction.
4    Non-income producing security.

Swap Agreements
Total Return Swaps

Receive monthly a return equal to the Lehman       $2,750,000            $ 20,116
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           JULY 31, 2004 (UNAUDITED)


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   443,668
Unrealized Depreciation                         (588,386)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (144,718)
Cost for federal income tax purposes         $75,413,240

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (81.54%)
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 General Dynamics
                                                               $                    $
  3.00%; 05/15/08                                                 15,000                 14,567
 United Technologies
  6.10%; 05/15/12                                                 15,000                 16,180
                                                                                         30,747
ASSET BACKED SECURITIES (0.33%)
 Bear Stearns Asset Backed Securities /1/
  2.05%; 03/25/34                                                 50,000                 49,998
AUTO-CARS & LIGHT TRUCKS (0.50%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                                 75,000                 75,255
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.53%)
 Lear /2/
  5.75%; 08/01/14                                                 80,000                 80,544
AUTOMOBILE SEQUENTIAL (1.54%)
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                 50,000                 48,632
 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                                 30,191                 30,218
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                                103,170                103,916
 Nissan Auto Receivables Owner Trust
  2.70%; 12/17/07                                                 50,000                 49,717
                                                                                        232,483
BEVERAGES-NON-ALCOHOLIC (0.31%)
 Bottling Group
  4.63%; 11/15/12                                                 15,000                 14,721
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                 30,000                 31,488
                                                                                         46,209
BEVERAGES-WINE & SPIRITS (0.20%)
 Diageo Capital
  3.38%; 03/20/08                                                 15,000                 14,766
  3.50%; 11/19/07                                                 15,000                 14,882
                                                                                         29,648
BREWERY (0.30%)
 Anheuser-Busch
  4.38%; 01/15/13                                                 30,000                 28,760
 Coors Brewing
  6.38%; 05/15/12                                                 15,000                 16,206
                                                                                         44,966
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 CRH America
  6.95%; 03/15/12                                                 14,000                 15,593
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex
  5.80%; 09/15/09                                                 15,000                 15,583
CABLE & OTHER PAY TV SERVICES (0.53%)
 AT&T Broadband
  8.38%; 03/15/13                                                 67,000                 79,431

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.20%)
 Comcast
                                                               $                    $
  5.50%; 03/15/11                                                  5,000                  5,101
 Cox Communications
  6.88%; 06/15/05                                                 25,000                 25,851
                                                                                         30,952
CELLULAR TELECOMMUNICATIONS (0.97%)
 AT&T Wireless Services
  7.35%; 03/01/06                                                 40,000                 42,623
 Cingular Wireless
  7.13%; 12/15/31                                                 15,000                 15,930
 Telus
  7.50%; 06/01/07                                                 15,000                 16,373
 Verizon Wireless Capital
  5.38%; 12/15/06                                                 35,000                 36,555
 Vodafone Group
  7.75%; 02/15/10                                                 30,000                 34,596
                                                                                        146,077
CHEMICALS-DIVERSIFIED (0.24%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                 20,000                 20,882
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                                 15,000                 14,898
                                                                                         35,780
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                                 15,000                 15,878
COMMERCIAL BANKS (0.49%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                 15,000                 15,337
 U.S. Bank
  6.38%; 08/01/11                                                 40,000                 43,576
 Union Planters Bank
  5.13%; 06/15/07                                                 15,000                 15,755
                                                                                         74,668
COMMERCIAL SERVICE-FINANCE (0.07%)
 Equifax
  4.95%; 11/01/07                                                 10,000                 10,364
COMPUTERS (0.28%)
 Hewlett-Packard
  6.50%; 07/01/12                                                 15,000                 16,490
 International Business Machines
  4.25%; 09/15/09                                                 25,000                 25,080
                                                                                         41,570
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                                  5,000                  5,490
COSMETICS & TOILETRIES (0.10%)
 Procter & Gamble
  4.75%; 06/15/07                                                 15,000                 15,583

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (9.23%)
 American Express Credit Account
                               Master Trust
                                                               $                    $
  4.35%; 12/15/11                                                200,000                201,753
 Bank One Issuance Trust
  2.94%; 06/16/08                                                100,000                100,439
  3.59%; 05/17/10                                                100,000                 99,989
 Capital One Master Trust
  5.30%; 06/15/09                                                150,000                156,418
 Chase Credit Card Master Trust /1/
  1.58%; 05/15/09                                                 50,000                 49,997
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                                150,000                157,682
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                                150,000                160,997
 Discover Card Master Trust I
  6.05%; 08/18/08                                                150,000                157,334
  6.85%; 07/17/07                                                150,000                153,264
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                150,000                156,891
                                                                                      1,394,764
DATA PROCESSING & MANAGEMENT (0.10%)
 First Data
  3.38%; 08/01/08                                                 15,000                 14,678
DIVERSIFIED FINANCIAL SERVICES (1.18%)
 General Electric Capital
  1.84%; 02/02/09 /1/                                             15,000                 15,029
  6.00%; 06/15/12                                                 20,000                 21,352
  7.38%; 01/19/10                                                105,000                119,605
 John Deere Capital
  7.00%; 03/15/12                                                 20,000                 22,573
                                                                                        178,559
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Cooper Industries
  5.25%; 07/01/07                                                 15,000                 15,685
 General Electric
  5.00%; 02/01/13                                                 15,000                 14,973
                                                                                         30,658
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton Finance
  4.80%; 04/15/13                                                 15,000                 14,745
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)
 Emerson Electric
  6.00%; 08/15/32                                                  5,000                  5,027
ELECTRIC-GENERATION (0.03%)
 Korea East-West Power /2/
  4.88%; 04/21/11                                                  5,000                  4,870
ELECTRIC-INTEGRATED (3.82%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                                 10,000                 11,846
 Appalachian Power
  4.80%; 06/15/05                                                 20,000                 20,364
 Arizona Public Service
  6.50%; 03/01/12                                                 10,000                 10,769

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Carolina Power & Light
                                                               $                    $
  8.63%; 09/15/21                                                 75,000                 93,963
 Commonwealth Edison
  6.40%; 10/15/05                                                 30,000                 31,275
 Conectiv
  5.30%; 06/01/05                                                 10,000                 10,180
 Consolidated Edison
  3.63%; 08/01/08                                                 15,000                 14,772
  4.88%; 02/01/13                                                 15,000                 14,794
 Dominion Resources /1/
  1.55%; 05/15/06                                                 30,000                 30,056
 DTE Energy
  7.05%; 06/01/11                                                 30,000                 32,870
 Duke Energy
  3.75%; 03/05/08                                                 30,000                 29,780
 FPL Group Capital
  3.25%; 04/11/06                                                 20,000                 20,110
 Georgia Power /1/
  1.43%; 02/17/09                                                 20,000                 19,986
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                 35,000                 38,181
 Niagara Mohawk Power
  7.75%; 05/15/06                                                 30,000                 32,376
 Oncor Electric Delivery
  7.00%; 05/01/32                                                 15,000                 16,419
 Pacific Gas & Electric
  3.60%; 03/01/09                                                  5,000                  4,866
 Pepco Holdings
  5.50%; 08/15/07                                                 15,000                 15,525
 PPL Electric Utilities
  4.30%; 06/01/13                                                 15,000                 13,977
 PSEG Power
  6.95%; 06/01/12                                                 10,000                 10,940
 SCANA /1/
  1.70%; 11/15/06                                                 15,000                 15,014
 Tennessee Valley Authority
  6.00%; 03/15/13                                                 65,000                 70,038
 Wisconsin Electric Power
  4.50%; 05/15/13                                                 20,000                 19,259
                                                                                        577,360
FEDERAL & FEDERALLY SPONSORED CREDIT (0.97%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                150,000                146,678
FIDUCIARY BANKS (0.20%)
 Bank of New York
  4.14%; 08/02/07                                                 15,000                 15,142
  5.20%; 07/01/07                                                 15,000                 15,699
                                                                                         30,841
FINANCE-AUTO LOANS (2.80%)
 American Honda Finance /1 2/
  1.39%; 02/20/07                                                 15,000                 14,999
 Ford Motor Credit
  7.38%; 02/01/11                                                205,000                217,561
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                             15,000                 15,099

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
                                                               $                    $
  5.13%; 05/09/08                                                 15,000                 15,150
  6.75%; 01/15/06                                                 90,000                 94,249
  6.88%; 08/28/12                                                 15,000                 15,270
  8.00%; 11/01/31                                                 35,000                 35,540
 Toyota Motor Credit
  2.80%; 01/18/06                                                 15,000                 15,059
                                                                                        422,927
FINANCE-COMMERCIAL (0.44%)
 CIT Group
  1.45%; 02/15/07 /1/                                             20,000                 20,005
  5.00%; 02/13/14                                                 15,000                 14,400
  7.38%; 04/02/07                                                 15,000                 16,421
 Textron Financial
  5.88%; 06/01/07                                                 15,000                 15,959
                                                                                         66,785
FINANCE-CONSUMER LOANS (1.56%)
 American General Finance
  5.75%; 03/15/07                                                 40,000                 42,301
 Household Finance
  1.33%; 02/09/07 /1/                                             15,000                 15,013
  3.38%; 02/21/06                                                 25,000                 25,153
  4.75%; 07/15/13                                                 15,000                 14,346
  6.50%; 01/24/06                                                 85,000                 89,548
 SLM /1/
  3.49%; 03/02/09                                                 50,000                 49,660
                                                                                        236,021
FINANCE-CREDIT CARD (0.13%)
 American Express
  3.75%; 11/20/07                                                  5,000                  5,009
  4.88%; 07/15/13                                                 15,000                 14,709
                                                                                         19,718
FINANCE-INVESTMENT BANKER & BROKER (3.70%)
 Banque Paribas
  6.88%; 03/01/09                                                 25,000                 27,602
 Bear Stearns
  6.50%; 05/01/06                                                 25,000                 26,463
 Citigroup
  6.63%; 06/15/32                                                 10,000                 10,518
  6.75%; 12/01/05                                                145,000                152,644
 Credit Suisse First Boston
  6.50%; 01/15/12                                                 50,000                 54,261
 Goldman Sachs Group
  6.60%; 01/15/12                                                 15,000                 16,310
  7.63%; 08/17/05                                                 45,000                 47,285
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                 50,000                 52,744
 Merrill Lynch
  1.43%; 02/06/09 /1/                                             15,000                 14,989
  3.45%; 03/02/09 /1/                                             20,000                 19,847
  7.00%; 01/15/07                                                 45,000                 48,710
 Morgan Stanley
  1.38%; 02/15/07 /1/                                             20,000                 20,011
  7.75%; 06/15/05                                                 65,000                 67,998
                                                                                        559,382

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (0.42%)
 Boeing Capital
                                                               $                    $
  5.75%; 02/15/07                                                 30,000                 31,712
 Pitney Bowes Credit
  5.75%; 08/15/08                                                 30,000                 32,003
                                                                                         63,715
FINANCE-MORTGAGE LOAN/BANKER (13.31%)
 Countrywide Home Loan /1/
  1.40%; 02/17/06                                                 20,000                 19,996
 Federal Home Loan Bank System
  4.88%; 11/15/06                                                450,000                466,314
 Federal Home Loan Mortgage
  5.75%; 03/15/09                                                440,000                472,190
  6.25%; 07/15/32                                                525,000                563,570
 Federal National Mortgage Association
  6.09%; 09/27/27                                                150,000                155,459
  6.13%; 03/15/12                                                200,000                217,947
  7.13%; 04/30/26                                                100,000                116,826
                                                                                      2,012,302
FINANCE-OTHER SERVICES (0.83%)
 Mellon Funding
  4.88%; 06/15/07                                                 15,000                 15,592
 National Rural Utilities
  5.75%; 08/28/09                                                 30,000                 31,807
 Verizon Global Funding
  6.75%; 12/01/05                                                 10,000                 10,523
  6.88%; 06/15/12                                                 15,000                 16,557
  7.25%; 12/01/10                                                 45,000                 50,672
                                                                                        125,151
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland
  5.94%; 10/01/32                                                 10,000                  9,871
FOOD-MISCELLANEOUS/DIVERSIFIED (0.85%)
 Campbell Soup
  5.50%; 03/15/07                                                 30,000                 31,513
 HJ Heinz Finance
  6.75%; 03/15/32                                                 15,000                 16,464
 Kraft Foods
  5.63%; 11/01/11                                                 30,000                 30,955
 Sara Lee
  6.13%; 11/01/32                                                 15,000                 15,267
 Unilever Capital
  7.13%; 11/01/10                                                 30,000                 34,108
                                                                                        128,307
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco International
  6.10%; 06/01/12                                                 15,000                 16,253
GAS-DISTRIBUTION (0.08%)
 KeySpan
  7.63%; 11/15/10                                                 10,000                 11,582
HOME DECORATION PRODUCTS (0.13%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                 20,000                 19,124

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (0.30%)
 Argent Securities /1/
                                                               $                    $
  1.67%; 02/25/34                                                 20,000                 19,982
 Specialty Underwriting & Residential Finance /1/
  1.96%; 02/25/35                                                 25,000                 24,999
                                                                                         44,981
HOME EQUITY-SEQUENTIAL (0.43%)
 Ameriquest Mortgage Securities /1/
  1.65%; 04/25/34                                                 50,000                 49,998
 Residential Asset Securities
  4.99%; 02/25/27                                                 14,438                 14,425
                                                                                         64,423
INDUSTRIAL GASES (0.18%)
 Praxair
  6.38%; 04/01/12                                                 25,000                 27,387
INSTRUMENTS-CONTROLS (0.06%)
 Parker Hannifin
  4.88%; 02/15/13                                                 10,000                  9,825
INSURANCE BROKERS (0.07%)
 Marsh & McLennan
  3.63%; 02/15/08                                                 10,000                  9,934
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 AMVESCAP
  6.60%; 05/15/05                                                 15,000                 15,422
LIFE & HEALTH INSURANCE (0.39%)
 Lincoln National
  5.25%; 06/15/07                                                 20,000                 20,877
 Torchmark
  6.25%; 12/15/06                                                 35,000                 37,412
                                                                                         58,289
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  6.00%; 03/15/12                                                 25,000                 26,930
MEDICAL-HMO (0.17%)
 Anthem
  6.80%; 08/01/12                                                 15,000                 16,573
 UnitedHealth Group
  4.88%; 04/01/13                                                 10,000                  9,857
                                                                                         26,430
METAL-ALUMINUM (0.44%)
 Alcan
  6.45%; 03/15/11                                                 30,000                 32,678
 Alcoa
  7.38%; 08/01/10                                                 30,000                 34,518
                                                                                         67,196
METAL-DIVERSIFIED (0.09%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                 15,000                 14,167
MISCELLANEOUS INVESTING (0.60%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                 15,000                 14,357

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Camden Property Trust
                                                               $                    $
  5.88%; 06/01/07                                                 15,000                 15,816
 CenterPoint Properties Trust
  4.75%; 08/01/10                                                 15,000                 14,960
 Duke Realty
  4.63%; 05/15/13                                                 10,000                  9,434
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                  5,000                  5,293
 Simon Property Group
  3.75%; 01/30/09                                                 15,000                 14,514
 United Dominion Realty Trust
  6.50%; 06/15/09                                                 15,000                 16,169
                                                                                         90,543
MONEY CENTER BANKS (1.12%)
 Bank of America
  4.75%; 10/15/06                                                 85,000                 87,784
 JP Morgan Chase
  5.25%; 05/30/07                                                 15,000                 15,674
  6.75%; 02/01/11                                                 60,000                 66,070
                                                                                        169,528
MORTGAGE BACKED SECURITIES (13.71%)
 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                                250,000                253,268
  7.33%; 11/15/31                                                150,000                168,602
 Bear Stearns Commercial Mortgage
                          Securities /1 2/
  0.72%; 05/11/39                                              3,400,000                 95,027
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                                 52,829                 53,372
 First Union National Bank Commercial
                         Mortgage
  5.59%; 02/12/34                                                 87,123                 91,511
  6.14%; 02/12/34                                                150,000                161,260
  7.84%; 05/17/32                                                215,000                248,148
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                                 75,000                 76,308
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                                150,000                167,471
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                 14,474                 14,527
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                                150,000                168,726
 LB-UBS Commercial Mortgage Trust /2 /
  1.23%; 03/15/36 /1/                                          1,860,780                100,856
  5.59%; 06/15/31                                                110,000                114,449
  6.06%; 06/15/20                                                 66,937                 71,053
 Morgan Stanley Capital I
  6.54%; 02/15/31                                                150,000                162,250
  7.11%; 04/15/33                                                100,000                111,423
 Wachovia Bank Commercial Mortgage
  Trust /1/ /2/
  0.33%; 01/15/41                                              1,006,169                 13,987
                                                                                      2,072,238

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (0.43%)
 AEGON
                                                               $                    $
  4.75%; 06/01/13                                                 10,000                  9,609
 Allstate
  7.88%; 05/01/05                                                 15,000                 15,603
 American International Group
  4.25%; 05/15/13                                                 15,000                 14,043
 Hartford Financial Services Group
  4.70%; 09/01/07                                                 15,000                 15,420
 MetLife
  6.50%; 12/15/32                                                  5,000                  5,195
 Safeco
  7.25%; 09/01/12                                                  5,000                  5,658
                                                                                         65,528
MULTIMEDIA (1.32%)
 AOL Time Warner
  6.13%; 04/15/06                                                 70,000                 73,326
  7.63%; 04/15/31                                                 15,000                 16,503
 Gannett
  5.50%; 04/01/07                                                 15,000                 15,824
 Thomson
  4.75%; 05/28/10                                                 15,000                 15,089
  5.75%; 02/01/08                                                 15,000                 15,877
 Viacom
  6.40%; 01/30/06                                                 50,000                 52,582
 Walt Disney
  7.00%; 03/01/32                                                 10,000                 10,854
                                                                                        200,055
OIL & GAS DRILLING (0.21%)
 Nabors Holdings
  4.88%; 08/15/09                                                 15,000                 15,300
 Transocean
  7.38%; 04/15/18                                                 15,000                 17,151
                                                                                         32,451
OIL COMPANY-EXPLORATION & PRODUCTION (0.76%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                 25,000                 26,162
 Devon Financing
  7.88%; 09/30/31                                                 15,000                 17,399
 Husky Energy
  6.25%; 06/15/12                                                 15,000                 15,811
 Nexen
  7.88%; 03/15/32                                                  5,000                  5,909
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                                 45,000                 49,500
                                                                                        114,781
OIL COMPANY-INTEGRATED (1.01%)
 BP Canada Finance
  3.63%; 01/15/09                                                 15,000                 14,748
 ChevronTexaco Capital
  3.38%; 02/15/08                                                  5,000                  4,957
 Conoco Funding
  6.35%; 10/15/11                                                 40,000                 43,753
 Marathon Oil
  6.80%; 03/15/32                                                 15,000                 15,913

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Occidental Petroleum
                                                               $                    $
  4.00%; 11/30/07                                                 20,000                 20,112
 Petro-Canada
  4.00%; 07/15/13                                                 15,000                 13,549
 Phillips Petroleum
  8.75%; 05/25/10                                                 25,000                 30,371
 Union Oil Company of California
  5.05%; 10/01/12                                                 10,000                  9,947
                                                                                        153,350
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                                 15,000                 16,481
OIL-FIELD SERVICES (0.10%)
 Halliburton /1/
  3.12%; 10/17/05                                                 15,000                 15,144
PAPER & RELATED PRODUCTS (0.50%)
 International Paper
  5.85%; 10/30/12                                                 20,000                 20,537
 MeadWestvaco
  6.85%; 04/01/12                                                 10,000                 10,804
 Nexfor
  7.25%; 07/01/12                                                 15,000                 16,288
 Weyerhaeuser
  6.75%; 03/15/12                                                 10,000                 10,933
  7.38%; 03/15/32                                                 15,000                 16,556
                                                                                         75,118
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak
  3.63%; 05/15/08                                                 15,000                 14,155
PIPELINES (0.81%)
 Buckeye Partners
  4.63%; 07/15/13                                                 15,000                 13,951
 Equitable Resources
  5.15%; 11/15/12                                                 15,000                 15,225
 Kinder Morgan
  6.65%; 03/01/05                                                 35,000                 35,851
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                 30,000                 32,564
 National Fuel Gas
  5.25%; 03/01/13                                                 20,000                 19,885
 TEPPCO Partners
  6.13%; 02/01/13                                                  5,000                  5,148
                                                                                        122,624
PROPERTY & CASUALTY INSURANCE (0.35%)
 ACE
  6.00%; 04/01/07                                                 15,000                 15,861
 Progressive
  6.25%; 12/01/32                                                  5,000                  5,060
 St. Paul
  5.75%; 03/15/07                                                 10,000                 10,496
 Travelers Property Casualty
  3.75%; 03/15/08                                                 10,000                  9,951

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 XL Capital
                                                               $                    $
  6.50%; 01/15/12                                                 10,000                 10,792
                                                                                         52,160
REAL ESTATE OPERATOR & DEVELOPER (0.25%)
 EOP Operating
  7.00%; 07/15/11                                                 35,000                 38,481
REGIONAL AUTHORITY (0.99%)
 New Brunswick
  3.50%; 10/23/07                                                 10,000                 10,003
 Province of Nova Scotia
  5.75%; 02/27/12                                                 25,000                 26,579
 Province of Ontario
  5.13%; 07/17/12                                                 25,000                 25,704
 Province of Quebec
  7.13%; 02/09/24                                                 75,000                 87,634
                                                                                        149,920
REGIONAL BANKS (2.24%)
 Bank One
  6.00%; 08/01/08                                                 50,000                 53,537
 Fifth Third Bancorp
  3.38%; 08/15/08                                                 10,000                  9,781
 FleetBoston Financial
  7.25%; 09/15/05                                                 40,000                 42,043
 KeyCorp
  4.63%; 05/16/05                                                 20,000                 20,319
 Korea Development Bank
  3.88%; 03/02/09                                                 15,000                 14,531
  7.25%; 05/15/06                                                 15,000                 16,072
 PNC Funding
  5.75%; 08/01/06                                                 20,000                 20,976
 SunTrust Banks
  5.05%; 07/01/07                                                 15,000                 15,610
 Wachovia
  4.95%; 11/01/06                                                 55,000                 57,055
 Wells Fargo
  3.50%; 04/04/08                                                 10,000                  9,906
  5.90%; 05/21/06                                                 75,000                 78,979
                                                                                        338,809
RESEARCH & DEVELOPMENT (0.15%)
 Science Applications International
  7.13%; 07/01/32                                                 20,000                 22,130
RETAIL-DISCOUNT (0.35%)
 Costco Wholesale
  5.50%; 03/15/07                                                 20,000                 21,055
 Target
  5.40%; 10/01/08                                                 30,000                 31,550
                                                                                         52,605
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                                 15,000                 15,076
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Kohl's
  6.00%; 01/15/33                                                 10,000                  9,721

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (0.21%)
 McDonald's
                                                               $                    $
  5.38%; 04/30/07                                                 15,000                 15,746
 Wendy's International
  6.20%; 06/15/14                                                 15,000                 15,954
                                                                                         31,700
SAVINGS & LOANS-THRIFTS (0.28%)
 Golden West Financial
  4.13%; 08/15/07                                                 15,000                 15,241
 Washington Mutual
  6.88%; 06/15/11                                                 25,000                 27,625
                                                                                         42,866
SOVEREIGN (1.58%)
 Chile Government
  5.50%; 01/15/13                                                  5,000                  5,094
 Italy Government
  5.63%; 06/15/12                                                 90,000                 95,865
 Mexico Government
  7.50%; 01/14/12                                                 85,000                 93,500
  8.38%; 01/14/11                                                 25,000                 28,625
 Poland Government
  6.25%; 07/03/12                                                 15,000                 16,181
                                                                                        239,265
SUPRANATIONAL BANK (1.40%)
 Asian Development Bank
  2.38%; 03/15/06                                                 35,000                 34,880
 Corp Andina de Fomento
  6.88%; 03/15/12                                                 25,000                 27,396
 European Investment Bank
  4.63%; 03/01/07                                                 65,000                 67,305
 Inter-American Development Bank
  6.38%; 10/22/07                                                 75,000                 81,594
                                                                                        211,175
TELEPHONE-INTEGRATED (2.14%)
 ALLTEL
  7.88%; 07/01/32                                                 20,000                 23,504
 BellSouth
  5.00%; 10/15/06                                                 50,000                 51,826
 British Telecommunications /1/
  7.88%; 12/15/05                                                 50,000                 53,320
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                                 10,000                 10,485
  8.50%; 06/15/10                                                 20,000                 23,589
 France Telecom /1/
  8.75%; 03/01/11                                                 25,000                 29,169
 SBC Communications
  5.75%; 05/02/06                                                 50,000                 52,281
 Sprint Capital
  6.90%; 05/01/19                                                 40,000                 41,478
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                 15,000                 14,824
 Telefonica Europe
  7.75%; 09/15/10                                                 20,000                 23,109
                                                                                        323,585

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
                                                               $                    $
  6.50%; 04/15/07                                                  5,000                  5,345
TOOLS-HAND HELD (0.10%)
 Stanley Works
  4.90%; 11/01/12                                                 15,000                 14,839
TRANSPORT-RAIL (0.69%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                 30,000                 36,161
 Canadian National Railway
  4.40%; 03/15/13                                                 15,000                 14,199
 CSX
  8.63%; 05/15/22                                                 15,000                 18,401
 Union Pacific
  6.63%; 02/01/29                                                 35,000                 36,122
                                                                                        104,883
                                                            TOTAL BONDS              12,325,677

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (4.65%)
                                                               $                    $
5.00%; 05/01/34                                                  372,261                362,971
5.50%; 12/01/33                                                  137,046                137,803
6.50%; 05/01/31                                                  113,065                118,304
6.50%; 10/01/31                                                   12,627                 13,212
6.50%; 05/01/32                                                   12,937                 13,537
6.50%; 06/01/32                                                   14,733                 15,416
7.00%; 12/01/30                                                   40,067                 42,432
                                 TOTAL FHLMC CERTIFICATES                               703,675

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (0.62%)
5.50%; 02/01/09                                                   42,218                 43,176
5.50%; 06/01/34                                                   49,947                 50,127
                                  TOTAL FNMA CERTIFICATES                                93,303

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (0.31%)
6.00%; 07/15/32                                                   45,321                 46,708
                                  TOTAL GNMA CERTIFICATES                                46,708

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (10.79%)
 U.S. Treasury Strip /3/
                                                               $                    $
  0.00%; 11/15/15                                                550,000                315,688
  0.00%; 11/15/18                                                600,000                283,001
  0.00%; 05/15/20                                                700,000                299,540
  0.00%; 08/15/25                                              2,350,000                732,342

                                     TOTAL TREASURY BONDS                             1,630,571

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.33%)
FINANCE-MORTGAGE LOAN/BANKER (4.33%)
 Investment in Joint Trading Account;
                               Federal Home Loan Bank
  1.28%; 08/02/04                                                654,908                654,885
                                      TOTAL COMMERCIAL PAPER                            654,885
                                                                                    -----------

                       TOTAL PORTFOLIO INVESTMENTS (102.24%)                         15,454,819
           LIABILITIES, NET OF CASH AND RECEIVABLES (-2.24%)                           (333,967)
                                  TOTAL NET ASSETS (100.00%)                        $15,120,852
                                                                                    -------------

                                                             Notional               Unrealized
     Description                                              Amount                Gain (Loss)
Swap Agreements
Total Return Swaps

Receive monthly a return equal to the Lehman                $   650,000               $  4,755
ERISA Eligible CMBS Index and pay monthly a
floating rate based on a 1-month LIBOR less 45
basis points with Morgan Stnaley

1  Variable rate.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from egistration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $510,609 or 3.38% of net assets.
3  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreication (depreciation) and federal tax cost of investmenst held by the fund as of the period end were as follows:

Unrealized Appreciation                                         $529,082
Unrealized Depreciation                                          (82,239)
                                                             ------------
Net Unrealized Appreciation (Depreciation)                       446,843
Cost for federal income tax purposes                         $15,007,976

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (91.25%)
AEROSPACE & DEFENSE (0.22%)
 Raytheon
  6.75%; 08/15/07                                  $ 100,000              $ 108,649
AEROSPACE & DEFENSE EQUIPMENT (0.15%)
 General Dynamics
  3.00%; 05/15/08                                     30,000                 29,135
 United Technologies
  4.88%; 11/01/06                                     40,000                 41,552
                                                                             70,687
AGRICULTURAL OPERATIONS (0.14%)
 Bunge Limited Finance
  4.38%; 12/15/08                                     70,000                 69,453
AIRLINES (0.21%)
 Southwest Airlines
  5.50%; 11/01/06                                     50,000                 51,964
  8.00%; 03/01/05                                     50,000                 51,412
                                                                            103,376
ASSET BACKED SECURITIES (0.61%)
 Bear Stearns Asset Backed Securities /1/
  2.05%; 03/25/34                                    165,000                164,994
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                    130,000                132,184
                                                                            297,178
AUTO-CARS & LIGHT TRUCKS (0.71%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                    215,000                215,730
  7.25%; 01/18/06                                    125,000                132,447
                                                                            348,177
AUTOMOBILE SEQUENTIAL (9.82%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                    250,000                249,733
  3.05%; 09/15/05                                     64,567                 64,755
  3.58%; 10/16/06                                    900,000                910,138
  3.82%; 07/15/05                                     26,938                 27,011
  4.16%; 07/16/07                                    150,000                151,512
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                    700,000                680,851
 DaimlerChrysler Auto Trust
  3.09%; 01/08/08                                    250,000                250,752
  6.70%; 03/08/06                                    355,458                357,142
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                    375,000                374,710
  4.01%; 03/15/06                                    168,510                169,730
  4.72%; 12/15/05                                    565,000                568,716
  5.25%; 09/15/05                                    273,265                273,665
 Honda Auto Receivables Owner Trust
  4.49%; 09/17/07                                    100,000                101,848
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                     94,983                 94,877
  3.33%; 01/15/08                                    350,000                352,638
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                    157,300                158,685
                                                                          4,786,763

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (0.11%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                   $ 50,000               $ 52,480
BEVERAGES-WINE & SPIRITS (0.25%)
 Diageo
  7.13%; 09/15/04                                     40,000                 40,248
 Diageo Capital
  3.38%; 03/20/08                                     15,000                 14,766
 Diageo Finance
  3.00%; 12/15/06                                     65,000                 64,608
                                                                            119,622
BROADCASTING SERVICES & PROGRAMMING (0.08%)
 Liberty Media
  3.50%; 09/25/06                                     40,000                 39,850
CABLE TV (0.31%)
 Comcast Cable Communications
  6.38%; 01/30/06                                    115,000                120,298
 Cox Communications
  6.88%; 06/15/05                                     30,000                 31,021
                                                                            151,319
CELLULAR TELECOMMUNICATIONS (1.10%)
 360 Communications
  7.50%; 03/01/06                                     90,000                 96,280
 AT&T Wireless Services
  6.88%; 04/18/05                                     50,000                 51,549
  7.35%; 03/01/06                                     65,000                 69,262
 Cingular Wireless
  5.63%; 12/15/06                                     45,000                 47,120
 Telus
  7.50%; 06/01/07                                     60,000                 65,492
 Verizon Wireless Capital
  5.38%; 12/15/06                                    130,000                135,776
 Vodafone Group
  7.63%; 02/15/05                                     70,000                 72,043
                                                                            537,522
CHEMICALS-DIVERSIFIED (0.23%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                     35,000                 36,544
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                     75,000                 74,774
                                                                            111,318
COATINGS & PAINT (0.13%)
 Valspar
  6.00%; 05/01/07                                     60,000                 63,513
COMMERCIAL BANKS (0.50%)
 AmSouth Bank
  2.82%; 11/03/06                                     50,000                 49,527
 Crestar Financial
  8.75%; 11/15/04                                     75,000                 76,455
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                     50,000                 51,123
 Union Planters Bank
  5.13%; 06/15/07                                     65,000                 68,273
                                                                            245,378

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                   $ 25,000               $ 25,911
COMPUTERS (0.33%)
 Hewlett-Packard
  5.50%; 07/01/07                                    110,000                116,246
 International Business Machines
  4.25%; 09/15/09                                     45,000                 45,143
                                                                            161,389
COSMETICS & TOILETRIES (0.15%)
 Gillette
  4.00%; 06/30/05                                     45,000                 45,591
 Procter & Gamble
  4.75%; 06/15/07                                     25,000                 25,972
                                                                             71,563
CREDIT CARD ASSET BACKED SECURITIES (7.03%)
 American Express Master Trust
  7.85%; 08/15/05                                    210,000                211,652
 Bank One Issuance Trust
  2.94%; 06/16/08                                    450,000                451,977
  3.35%; 03/15/11                                    245,000                240,320
 Capital One Master Trust
  5.30%; 06/15/09                                    220,000                229,414
 Capital One Multi-Asset Execution Trust /1/
  1.60%; 12/15/09                                    150,000                150,067
 Chase Credit Card Master Trust
  1.58%; 05/15/09 /1/                                150,000                149,991
  5.50%; 11/17/08                                    700,000                732,012
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                    675,000                674,632
 Discover Card Master Trust I
  6.05%; 08/18/08                                    230,000                241,245
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                    330,000                345,160
                                                                          3,426,470
DATA PROCESSING & MANAGEMENT (0.07%)
 First Data
  3.38%; 08/01/08                                     35,000                 34,249
DIVERSIFIED FINANCIAL SERVICES (1.19%)
 General Electric Capital
  1.84%; 02/02/09 /1/                                 55,000                 55,106
  4.25%; 01/15/08                                    150,000                152,534
  5.00%; 06/15/07                                    290,000                301,887
 John Deere Capital
  3.63%; 05/25/07                                     25,000                 25,036
  4.50%; 08/22/07                                     25,000                 25,647
 NiSource Finance
  3.20%; 11/01/06                                     20,000                 19,845
                                                                            580,055
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Cooper Industries
  5.25%; 07/01/07                                     60,000                 62,741
 Tyco International Group
  6.13%; 01/15/09                                     15,000                 16,066
                                                                             78,807
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.08%)
 Detroit Edison
  5.05%; 10/01/05                                   $ 40,000               $ 41,058
ELECTRIC-INTEGRATED (2.45%)
 Alabama Power
  2.80%; 12/01/06                                     25,000                 24,754
 Appalachian Power
  4.80%; 06/15/05                                     60,000                 61,092
 Commonwealth Edison
  6.40%; 10/15/05                                    120,000                125,100
 Conectiv
  5.30%; 06/01/05                                     55,000                 55,988
 Consolidated Edison
  3.63%; 08/01/08                                     45,000                 44,316
 Dominion Resources
  1.55%; 05/15/06 /1/                                 55,000                 55,103
  7.63%; 07/15/05                                     70,000                 73,369
  7.82%; 09/15/04                                     75,000                 75,498
 FPL Group Capital
  3.25%; 04/11/06                                     60,000                 60,330
 Georgia Power /1/
  1.43%; 02/17/09                                     65,000                 64,956
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                     70,000                 70,998
 Niagara Mohawk Power
  7.75%; 05/15/06                                     45,000                 48,565
 Pacific Gas & Electric
  3.60%; 03/01/09                                     60,000                 58,390
 Pepco Holdings
  5.50%; 08/15/07                                     25,000                 25,875
 Progress Energy
  6.75%; 03/01/06                                    100,000                105,183
 Public Service Company of Colorado
  4.38%; 10/01/08                                     35,000                 35,308
 SCANA /1/
  1.70%; 11/15/06                                     50,000                 50,047
 Tennessee Valley Authority
  6.38%; 06/15/05                                     55,000                 56,947
 TXU U.S. Holdings
  6.25%; 10/01/04                                    100,000                100,705
                                                                          1,192,524
FEDERAL & FEDERALLY SPONSORED CREDIT (1.26%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                    515,000                503,593
  7.25%; 06/12/07                                    100,000                110,468
                                                                            614,061
FIDUCIARY BANKS (0.25%)
 Bank of New York
  4.14%; 08/02/07                                     30,000                 30,284
  5.20%; 07/01/07                                     85,000                 88,963
                                                                            119,247
FINANCE-AUTO LOANS (2.30%)
 American Honda Finance /1/ /2/
  1.39%; 02/20/07                                     55,000                 54,997
 Ford Motor Credit
  6.13%; 01/09/06                                    325,000                337,197

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit (continued)
  6.50%; 01/25/07                                   $200,000              $ 210,922
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                 55,000                 55,363
  4.38%; 12/10/07                                     75,000                 74,384
  6.13%; 08/28/07                                     85,000                 89,091
  6.75%; 01/15/06                                    250,000                261,803
 Toyota Motor Credit
  2.80%; 01/18/06                                     35,000                 35,137
                                                                          1,118,894
FINANCE-COMMERCIAL (0.56%)
 CIT Group
  1.45%; 02/15/07 /1/                                 65,000                 65,017
  7.38%; 04/02/07                                    165,000                180,628
 Textron Financial
  5.88%; 06/01/07                                     25,000                 26,598
                                                                            272,243
FINANCE-CONSUMER LOANS (1.45%)
 American General Finance
  5.88%; 07/14/06                                    195,000                204,771
 Household Finance
  1.86%; 02/09/07 /1/                                 55,000                 55,047
  3.38%; 02/21/06                                    120,000                120,732
  6.50%; 01/24/06                                    190,000                200,166
 SLM /1/
  3.49%; 03/02/09                                    125,000                124,151
                                                                            704,867
FINANCE-CREDIT CARD (0.32%)
 American Express
  3.75%; 11/20/07                                     60,000                 60,112
 Capital One Bank
  6.88%; 02/01/06                                     90,000                 94,917
                                                                            155,029
FINANCE-INVESTMENT BANKER & BROKER (4.37%)
 Banque Paribas
  8.35%; 06/15/07                                     70,000                 78,751
 Bear Stearns
  3.00%; 03/30/06                                    135,000                135,140
  6.50%; 05/01/06                                     45,000                 47,633
 Citigroup
  6.75%; 12/01/05                                    520,000                547,411
 Credit Suisse First Boston
  5.75%; 04/15/07                                    185,000                195,493
 Goldman Sachs Group
  7.63%; 08/17/05                                    150,000                157,615
 Lehman Brothers Holdings
  6.25%; 05/15/06                                    225,000                237,348
 Merrill Lynch
  1.43%; 02/06/09 /1/                                 55,000                 54,961
  3.45%; 03/02/09 /1/                                 65,000                 64,503
  6.00%; 11/15/04                                    130,000                131,512
  6.15%; 01/26/06                                     80,000                 84,208
 Morgan Stanley
  1.38%; 02/15/07 /1/                                 65,000                 65,036

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
                                                   $                    $
  7.75%; 06/15/05                                    315,000                329,529
                                                                          2,129,140
FINANCE-LEASING COMPANY (0.22%)
 Boeing Capital
  5.75%; 02/15/07                                    100,000                105,707
FINANCE-MORTGAGE LOAN/BANKER (21.33%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                 65,000                 64,988
  2.88%; 02/15/07                                     55,000                 54,178
  4.50%; 01/25/33                                    108,575                108,963
 Federal Home Loan Bank
  2.88%; 09/15/06                                    700,000                698,508
 Federal Home Loan Bank System
  4.88%; 11/15/06                                    700,000                725,376
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                  1,950,000              1,933,388
  5.25%; 01/15/06                                  2,400,000              2,490,190
 Federal National Mortgage Association
  3.43%; 02/17/09 /1/                                190,000                189,759
  5.25%; 04/15/07                                  1,000,000              1,051,353
  7.00%; 07/15/05                                  2,950,000              3,080,308
                                                                         10,397,011
FINANCE-OTHER SERVICES (0.82%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                     60,000                 59,525
  4.69%; 04/25/05                                     50,000                 50,959
 Mellon Funding
  4.88%; 06/15/07                                     80,000                 83,158
 National Rural Utilities
  6.00%; 05/15/06                                     70,000                 73,608
 Verizon Global Funding
  6.75%; 12/01/05                                    125,000                131,536
                                                                            398,786
FOOD-MISCELLANEOUS/DIVERSIFIED (0.74%)
 Campbell Soup
  5.50%; 03/15/07                                    100,000                105,042
 General Mills
  5.13%; 02/15/07                                     30,000                 31,225
 Kellogg
  6.00%; 04/01/06                                     55,000                 57,713
 Kraft Foods
  4.63%; 11/01/06                                     70,000                 71,776
 Sara Lee
  2.75%; 06/15/08                                     20,000                 19,236
  5.95%; 01/20/05                                     40,000                 40,639
 Unilever Capital
  6.88%; 11/01/05                                     35,000                 36,843
                                                                            362,474
FOOD-RETAIL (0.30%)
 Safeway
  2.50%; 11/01/05                                    100,000                 99,594
  7.25%; 09/15/04                                     45,000                 45,226
                                                                            144,820

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (0.03%)
 Sempra Energy
                                                   $                    $
  4.75%; 05/15/09                                     15,000                 15,216
HOME EQUITY-OTHER (0.18%)
 Argent Securities /1/
  1.67%; 02/25/34                                     65,000                 64,940
 Specialty Underwriting & Residential
  Finance /1/
  1.96%; 02/25/35                                     25,000                 24,999
                                                                             89,939
HOME EQUITY-SEQUENTIAL (0.35%)
 Ameriquest Mortgage Securities /1/
  1.65%; 04/25/34                                    150,000                149,995
 Residential Asset Securities
  4.99%; 02/25/27                                     19,250                 19,233
                                                                            169,228
INDUSTRIAL GASES (0.10%)
 Praxair
  4.75%; 07/15/07                                     45,000                 46,416
INSURANCE BROKERS (0.29%)
 Aon /1/
  6.70%; 01/15/07                                     60,000                 64,199
 Marsh & McLennan
  3.63%; 02/15/08                                     75,000                 74,507
                                                                            138,706
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.11%)
 AMVESCAP
  6.60%; 05/15/05                                     50,000                 51,407
LIFE & HEALTH INSURANCE (0.42%)
 Lincoln National
  5.25%; 06/15/07                                     50,000                 52,193
 ReliaStar Financial
  8.63%; 02/15/05                                     60,000                 61,874
 Torchmark
  6.25%; 12/15/06                                     85,000                 90,857
                                                                            204,924
MEDICAL PRODUCTS (0.04%)
 Baxter International
  5.25%; 05/01/07                                     20,000                 20,742
MEDICAL-DRUGS (0.26%)
 Eli Lilly
  5.50%; 07/15/06                                     60,000                 62,961
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                     65,000                 63,415
                                                                            126,376
MEDICAL-HMO (0.21%)
 Anthem
  4.88%; 08/01/05                                     40,000                 40,740
 UnitedHealth Group
  3.30%; 01/30/08                                     65,000                 63,840
                                                                            104,580

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-ALUMINUM (0.21%)
 Alcan
                                                   $                    $
  6.25%; 11/01/08                                     25,000                 26,930
 Alcoa
  4.25%; 08/15/07                                     75,000                 76,439
                                                                            103,369
METAL-DIVERSIFIED (0.07%)
 Rio Tinto Finance
  2.63%; 09/30/08                                     35,000                 33,056
MISCELLANEOUS INVESTING (0.59%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                     30,000                 28,714
 Camden Property Trust
  5.88%; 06/01/07                                     25,000                 26,360
 Developers Diversified Realty
  3.88%; 01/30/09                                     65,000                 62,761
 Duke Realty
  3.35%; 01/15/08                                     60,000                 58,648
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                     50,000                 52,930
 Simon Property Group
  3.75%; 01/30/09                                     60,000                 58,056
                                                                            287,469
MONEY CENTER BANKS (1.01%)
 Bank of America
  4.75%; 10/15/06                                    215,000                222,042
 JP Morgan Chase
  3.13%; 12/11/06                                    160,000                160,083
  5.25%; 05/30/07                                    105,000                109,717
                                                                            491,842
MORTGAGE BACKED SECURITIES (10.82%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                    521,980                563,701
 Bear Stearns Commercial Mortgage Securities
  /2/
  0.72%; 05/11/39 /1/                              1,350,000                 37,731
  7.64%; 02/15/32                                    179,119                192,017
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                    155,365                167,093
 Chase Manhattan Bank-First Union National
  Bank Commercial Mortgage Trust
  7.13%; 08/15/31                                    221,950                237,602
 Commercial Mortgage Pass-Through
  Certificate /2/
  3.25%; 06/10/38                                    189,704                180,344
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                     52,829                 53,372
  6.25%; 12/16/35                                    100,000                106,865
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                    187,034                201,145
 First Union National Bank Commercial
  Mortgage
  5.59%; 02/12/34                                     43,561                 45,756

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
                                                   $                    $
  6.56%; 11/18/35                                    150,000                162,467
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                     86,608                 86,767
 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                     45,921                 47,106
 JP Morgan Chase Commercial Mortgage
  Securities
  4.37%; 10/12/37                                    186,652                187,593
  4.47%; 11/15/35                                    172,437                175,350
  4.55%; 05/12/34                                    155,715                158,891
  6.04%; 11/15/35                                    550,000                585,352
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                     20,264                 20,337
  7.16%; 09/15/29                                    155,000                169,259
 LB-UBS Commercial Mortgage Trust /2/
  1.23%; 03/15/36 /1/                                676,647                 36,675
  2.60%; 05/15/27                                     88,283                 85,830
  4.90%; 06/15/26                                    370,000                380,814
  5.40%; 03/15/26                                    164,389                169,898
  5.97%; 03/15/26                                    295,000                313,708
  6.06%; 06/15/20                                    178,497                189,475
 Merrill Lynch Mortgage Investors /1/
  7.86%; 12/26/25                                     50,000                 52,235
 Midland Realty Acceptance
  7.23%; 01/25/29                                     45,047                 47,985
 Morgan Stanley Capital I
  4.57%; 12/18/32                                    104,219                106,132
  5.33%; 12/18/32                                     75,000                 78,194
  6.54%; 02/15/31                                     95,000                102,759
 NationsLink Funding
  7.03%; 06/20/31                                     71,857                 76,294
  7.23%; 06/20/31                                    230,000                254,351
                                                                          5,273,098
MULTI-LINE INSURANCE (0.17%)
 Allstate
  7.88%; 05/01/05                                     25,000                 26,006
 Hartford Financial Services Group
  4.70%; 09/01/07                                     55,000                 56,538
                                                                             82,544
MULTIMEDIA (0.82%)
 AOL Time Warner
  6.13%; 04/15/06                                    120,000                125,702
 Gannett
  5.50%; 04/01/07                                     25,000                 26,374
 Thomson
  5.75%; 02/01/08                                     40,000                 42,339
 Viacom
  7.75%; 06/01/05                                    120,000                125,312
 Walt Disney
  7.30%; 02/08/05                                     80,000                 82,066
                                                                            401,793

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL & GAS DRILLING (0.25%)
 Transocean
                                                   $                    $
  6.75%; 04/15/05                                    120,000                122,914
OIL COMPANY-EXPLORATION & PRODUCTION (0.70%)
 Anadarko Petroleum
  5.38%; 03/01/07                                    110,000                115,115
 Kerr-McGee
  5.38%; 04/15/05                                     20,000                 20,384
 PennzEnergy
  10.25%; 11/01/05                                    60,000                 64,881
 Petroleos Mexicanos
  6.50%; 02/01/05                                    140,000                142,730
                                                                            343,110
OIL COMPANY-INTEGRATED (0.82%)
 BP Canada Finance
  3.63%; 01/15/09                                     70,000                 68,824
 ChevronTexaco Capital
  3.38%; 02/15/08                                     30,000                 29,742
 Marathon Oil
  5.38%; 06/01/07                                     25,000                 26,165
 Occidental Petroleum
  4.00%; 11/30/07                                     40,000                 40,224
  6.50%; 04/01/05                                     50,000                 51,378
 Phillips Petroleum
  8.50%; 05/25/05                                    175,000                183,686
                                                                            400,019
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                     60,000                 58,462
OIL REFINING & MARKETING (0.04%)
 Valero Energy
  6.13%; 04/15/07                                     20,000                 21,242
OIL-FIELD SERVICES (0.11%)
 Halliburton /1/
  3.12%; 10/17/05                                     55,000                 55,530
PAPER & RELATED PRODUCTS (0.25%)
 Union Camp
  7.00%; 08/15/06                                     70,000                 74,935
 Weyerhaeuser
  5.50%; 03/15/05                                     21,000                 21,400
  6.13%; 03/15/07                                     25,000                 26,605
                                                                            122,940
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak
  3.63%; 05/15/08                                     35,000                 33,029
PIPELINES (0.50%)
 Duke Energy Field Services
  7.50%; 08/16/05                                    110,000                115,226
 Kinder Morgan
  6.65%; 03/01/05                                    100,000                102,431
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                     25,000                 26,073
                                                                            243,730

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
POULTRY (0.06%)
 Tyson Foods
                                                   $                    $
  6.63%; 10/01/04                                     30,000                 30,155
PROPERTY & CASUALTY INSURANCE (0.41%)
 ACE INA Holdings
  8.20%; 08/15/04                                     65,000                 65,128
 St. Paul
  6.74%; 07/18/05                                     25,000                 25,820
  7.88%; 04/15/05                                    105,000                108,874
                                                                            199,822
PUBLISHING-BOOKS (0.11%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                     50,000                 52,767
REAL ESTATE OPERATOR & DEVELOPER (0.18%)
 EOP Operating
  7.75%; 11/15/07                                     65,000                 72,312
 ERP Operating
  4.75%; 06/15/09                                     15,000                 15,159
                                                                             87,471
REGIONAL AUTHORITY (0.84%)
 New Brunswick
  3.50%; 10/23/07                                     40,000                 40,014
 Province of Manitoba
  2.75%; 01/17/06                                     50,000                 50,221
 Province of Ontario
  3.50%; 09/17/07                                    225,000                224,954
 Province of Quebec
  5.50%; 04/11/06                                     90,000                 93,877
                                                                            409,066
REGIONAL BANKS (2.92%)
 Bank One
  7.63%; 08/01/05                                    310,000                325,684
 Fifth Third Bancorp
  3.38%; 08/15/08                                     15,000                 14,671
 First Union
  7.55%; 08/18/05                                    250,000                262,579
 FleetBoston Financial
  7.25%; 09/15/05                                    155,000                162,919
 KeyCorp
  4.63%; 05/16/05                                     45,000                 45,719
 Korea Development Bank
  3.88%; 03/02/09                                     55,000                 53,279
  7.25%; 05/15/06                                     40,000                 42,858
 PNC Funding
  5.75%; 08/01/06                                    100,000                104,879
 U.S. Bancorp
  6.75%; 10/15/05                                    115,000                120,514
 Wells Fargo
  5.90%; 05/21/06                                    275,000                289,589
                                                                          1,422,691
REINSURANCE (0.08%)
 Berkshire Hathaway
  3.38%; 10/15/08                                     40,000                 39,054

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.10%)
 Hertz
                                                   $                    $
  4.70%; 10/02/06                                     50,000                 50,789
RETAIL-DISCOUNT (0.50%)
 Costco Wholesale
  5.50%; 03/15/07                                     50,000                 52,636
 Target
  5.40%; 10/01/08                                     70,000                 73,617
 Wal-Mart Stores
  6.55%; 08/10/04                                    115,000                115,098
                                                                            241,351
RETAIL-DRUG STORE (0.09%)
 CVS
  3.88%; 11/01/07                                     45,000                 45,227
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 May Department Stores /2/
  3.95%; 07/15/07                                     50,000                 50,000
RETAIL-RESTAURANTS (0.07%)
 McDonald's
  5.38%; 04/30/07                                     30,000                 31,492
SAVINGS & LOANS-THRIFTS (0.35%)
 Golden West Financial
  4.13%; 08/15/07                                     50,000                 50,804
 Washington Mutual
  1.45%; 11/03/05 /1/                                 60,000                 60,104
  4.00%; 01/15/09                                     60,000                 59,268
                                                                            170,176
SOVEREIGN (1.37%)
 Finland Government
  4.75%; 03/06/07                                     45,000                 46,752
 Italy Government
  4.38%; 10/25/06                                    430,000                441,290
 Mexico Government
  8.50%; 02/01/06                                    165,000                178,282
                                                                            666,324
SPECIAL PURPOSE BANKS (1.11%)
 KFW International Finance
  3.75%; 10/01/04                                    295,000                296,064
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                    245,000                243,144
                                                                            539,208
SPECIAL PURPOSE ENTITY (0.12%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                     60,000                 59,827
SUPRANATIONAL BANK (1.98%)
 Asian Development Bank
  2.38%; 03/15/06                                    130,000                129,555
 Corp Andina de Fomento
  6.75%; 03/15/05                                    100,000                102,462
 European Investment Bank
  4.63%; 03/01/07                                    525,000                543,617

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Inter-American Development Bank
                                                   $                    $
  6.50%; 10/20/04                                    185,000                186,913
                                                                            962,547
TELEPHONE-INTEGRATED (1.61%)
 BellSouth
  5.00%; 10/15/06                                    100,000                103,652
 British Telecommunications /1/
  7.88%; 12/15/05                                    145,000                154,627
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                     95,000                 99,608
 France Telecom /1/
  8.20%; 03/01/06                                     50,000                 53,486
 SBC Communications
  5.75%; 05/02/06                                    120,000                125,474
 Sprint Capital
  7.13%; 01/30/06                                    200,000                211,528
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                     35,000                 34,590
                                                                            782,965
TEXTILE-HOME FURNISHINGS (0.12%)
 Mohawk Industries
  6.50%; 04/15/07                                     55,000                 58,791
TOOLS-HAND HELD (0.05%)
 Stanley Works
  3.50%; 11/01/07                                     25,000                 25,032
TRANSPORT-RAIL (0.45%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                     80,000                 83,650
 CSX
  6.25%; 10/15/08                                     55,000                 58,987
 Norfolk Southern
  8.38%; 05/15/05                                     25,000                 26,172
 Union Pacific
  7.60%; 05/01/05                                     50,000                 51,851
                                                                            220,660
TRANSPORT-SERVICES (0.09%)
 FedEx /1/ /2/
  1.88%; 04/01/05                                     45,000                 45,045
                                 TOTAL BONDS                             44,471,731

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (5.40%)
4.50%; 10/01/09                                      107,518                107,735
4.50%; 11/01/09                                      253,091                253,600
4.50%; 12/01/09                                      177,935                178,293
4.50%; 01/01/10                                       92,805                 92,998
4.50%; 09/01/10                                      236,951                237,443
4.50%; 10/01/10                                      318,001                318,662
4.50%; 11/01/10                                    1,088,214              1,090,475
5.50%; 12/01/08                                       17,372                 17,763
5.50%; 02/01/09                                       36,205                 37,094
5.50%; 03/01/09                                       20,472                 20,975
5.50%; 04/01/09                                       21,782                 22,317
6.00%; 08/01/06                                      141,747                145,373
6.50%; 12/01/15                                      100,401                106,270
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
FHLMC) CERTIFICATES                                                       2,628,998

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (1.82%)
4.00%; 05/01/10                                      212,454                208,572
4.00%; 06/01/10                                      110,554                108,534
4.00%; 07/01/10                                      120,429                118,229
4.00%; 08/01/10                                       86,151                 84,577
4.50%; 12/01/09                                       55,674                 55,724
4.50%; 05/01/10                                      171,535                171,728
5.50%; 02/01/09                                      118,209                120,891
5.50%; 05/01/09                                       18,315                 18,731
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                        (FNMA) CERTIFICATES                                 886,986


                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.80%)
FINANCE-MORTGAGE LOAN/BANKER (1.80%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                   $879,158               $879,126
                      TOTAL COMMERCIAL PAPER                                879,126
                                                                        -----------

       TOTAL PORTFOLIO INVESTMENTS (100.27%)                             48,866,841
                LIABILITIES, NET OF CASH AND
                        RECEIVABLES (-0.27%)                               (130,078)
                  TOTAL NET ASSETS (100.00%)                            $48,736,763
                                                                        --------------

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           JULY 31, 2004 (UNAUDITED)

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,830,951 or 3.76% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   223,363
Unrealized Depreciation                         (388,136)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (164,773)
Cost for federal income tax purposes         $49,031,614

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           JULY 31, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                   Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (88.00%)
AIRLINES (0.38%)
                                                                               $
 Thai Airways International /1/                              86,315                109,669
AUTO-CARS & LIGHT TRUCKS (0.94%)
 Kia Motors                                                  34,600                269,226
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                                    5                    210
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.88%)
 Cemex                                                       20,163                568,193
 Grasim Industries                                           12,252                259,135
                                                                                   827,328
BUILDING-HEAVY CONSTRUCTION (0.48%)
 IJM                                                        111,837                138,913
BUILDING-RESIDENTIAL & COMMERCIAL (0.79%)
 Hyundai Development                                         24,747                225,358
CELLULAR TELECOMMUNICATIONS (6.80%)
 Advanced Info Service Public /1/                           131,447                305,395
 America Telecom /2/                                        374,247                734,461
 Far EasTone Telecommunications /2/                         288,000                284,695
 Maxis Communications                                       150,863                349,367
 Vimpel Communications /2/                                    3,190                278,965
                                                                                 1,952,883
COAL (0.58%)
 Yanzhou Coal Mining                                        136,249                165,074
COMMERCIAL BANKS (12.07%)
 Akbank                                                  54,928,661                226,568
 Bank Danamon                                               401,235                140,553
 Bank Leumi Le-Israel                                       138,255                275,836
 Bank of Baroda                                              43,317                151,831
 Bank Rakyat /2/                                            792,162                149,587
 Chinatrust Financial Holding                               203,000                207,240
 CorpBanca /1/ /3/                                            5,807                140,189
 Credicorp                                                   10,200                129,336
 Daegu Bank                                                  37,830                200,553
 Hana Bank                                                   12,250                232,535
 Hansabank                                                   19,982                165,515
 Krung Thai Bank /1/                                        538,033                113,935
 Malayan Banking Berhad                                      89,045                250,732
 OTP Bank                                                     8,778                181,110
 Standard Bank Investment                                   100,518                688,029
 Turkiye Garanti Bankasi /2/                             68,070,687                211,162
                                                                                 3,464,711
COMPUTERS-PERIPHERAL EQUIPMENT (1.32%)
 Benq                                                       121,000                130,291
 Lite-On Technology                                         258,000                248,968
                                                                                   379,259
COSMETICS & TOILETRIES (0.58%)
 Natura Cosmeticos /2/                                        9,702                166,705
DIVERSIFIED FINANCIAL SERVICES (0.97%)
 Shinhan Financial Group                                     19,047                277,684
DIVERSIFIED MINERALS (2.59%)
 Anglo American                                              28,014                595,367

                                                            Shares
                                                             Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (CONTINUED)
                                                                               $
 Antofagasta                                                  8,130                147,988
                                                                                   743,355
DIVERSIFIED OPERATIONS (1.88%)
 Barloworld                                                  20,685                226,438
 China Merchants Holdings International                     124,173                174,323
 Citic Pacific                                               57,986                140,135
                                                                                   540,896
ELECTRIC PRODUCTS-MISCELLANEOUS (0.50%)
 LG Electronics                                               2,039                 84,907
 Moatech                                                     12,088                 59,226
                                                                                   144,133
ELECTRIC-GENERATION (1.43%)
 Huaneng Power International                                326,000                261,223
 Ratchaburi Electricity Generating Holding
  /1/                                                       155,100                150,145
                                                                                   411,368
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.12%)
 AU Optronics                                               215,450                251,010
 Samsung Electronics                                          4,303              1,534,289
 Samsung SDI                                                  2,760                258,418
                                                                                 2,043,717
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.36%)
 Hynix Semiconductor /2/                                     13,530                104,121
FINANCE-CONSUMER LOANS (1.36%)
 African Bank Investments                                   210,343                389,307
FOOD-MISCELLANEOUS/DIVERSIFIED (1.22%)
 Global Bio-Chem Technology Group                           271,211                210,366
 Global Bio-Chem Technology Group - warrants
  /2/                                                        28,797                  2,474
 Tiger Brands                                                 9,788                137,430
                                                                                   350,270
FOOD-RETAIL (1.03%)
 Cencosud /2/ /3/                                             7,380                140,520
 Shoprite Holdings                                          103,012                154,826
                                                                                   295,346
GAS-DISTRIBUTION (2.10%)
 Gail India                                                  52,074                220,030
 OAO Gazprom                                                 12,895                383,626
                                                                                   603,656
IMPORT & EXPORT (0.63%)
 Testrite International                                     345,000                180,671
INTERNET SECURITY (1.01%)
 Check Point Software Technologies /2/                       14,599                290,374
LIFE & HEALTH INSURANCE (0.60%)
 New Africa Capital                                         144,110                171,300
MEDICAL-GENERIC DRUGS (0.41%)
 Zentiva /2/                                                  6,001                118,987
METAL-ALUMINUM (0.35%)
 National Aluminium                                          31,900                100,876

                                                           Shares
                                                            Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-FERROUS METALS (1.06%)
                                                                               $
 Grupo Mexico /2/                                            90,595                303,994
OIL COMPANY-EXPLORATION & PRODUCTION (1.09%)
 PTT Public /1/                                              84,536                313,021
OIL COMPANY-INTEGRATED (11.12%)
 China Petroleum & Chemical                               1,070,522                418,610
 LUKOIL                                                       5,593                608,239
 MOL Magyar Olaj-es Gazipari                                  3,791                156,286
 PetroChina                                                 780,659                387,835
 Petroleo Brasileiro                                         29,286                828,208
 Sasol                                                       36,277                600,517
 Surgutneftegaz                                               5,700                192,090
                                                                                 3,191,785
OIL REFINING & MARKETING (1.04%)
 Polski Koncern Naftowy Orlen                                36,534                298,999
OIL-FIELD SERVICES (0.77%)
 Tenaris                                                      6,177                219,654
PETROCHEMICALS (1.75%)
 Honam Petrochemical                                         10,730                384,427
 LG Chemical                                                  3,509                116,866
                                                                                   501,293
REAL ESTATE OPERATOR & DEVELOPER (1.50%)
 Consorcio ARA /2/                                           51,518                139,921
 Desarrolladora Homex /2/                                     4,289                 76,301
 IOI Properties                                              29,863                 58,940
 IRSA Inversiones y Representaciones /2/                     23,325                156,278
                                                                                   431,440
RETAIL-APPAREL & SHOE (1.39%)
 Edgars Consolidated Stores                                  15,648                397,972
RETAIL-AUTOMOBILE (0.48%)
 Astra International                                        229,025                139,145
RETAIL-DISCOUNT (0.57%)
 Siam Makro /1/                                             137,970                163,614
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.22%)
 Taiwan Semiconductor Manufacturing                         375,397                473,802
 Winbond Electronics /2/                                    399,000                164,343
                                                                                   638,145
SHIP BUILDING (0.75%)
 Samsung Heavy Industries                                    46,990                215,362
STEEL PRODUCERS (2.54%)
 Cherepovets MK Severstal /1/ /2/                             4,881                135,159
 Iscor                                                       42,268                254,923
 POSCO                                                        9,387                340,561
                                                                                   730,643
TELECOMMUNICATION SERVICES (4.87%)
 China Telecom                                              466,122                155,377
 Indonesian Satellite                                       818,491                369,598
 Mahanagar Telephone Nigam                                   99,029                276,641
 SK Telecom                                                  25,900                457,394
 Telekom Malaysia                                            51,600                139,863
                                                                                 1,398,873

                                                            Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (2.59%)
                                                                               $
 Carso Global Telecom /2/                                   128,093                178,437
 Philippine Long Distance Telephone /2/                      18,608                415,506
 Telkom South Africa                                         11,732                150,218
                                                                                   744,161
TOBACCO (1.06%)
 Korea Tobacco & Ginseng                                      7,390                177,562
 Philip Morris                                                  218                126,527
                                                                                   304,089
TRANSPORT-MARINE (1.84%)
 China Shipping Development                                 232,666                153,622
 Evergreen Marine                                           156,480                115,093
 Malaysia International Shipping                             39,658                126,279
 Wan Hai Lines                                              158,000                132,480
                                                                                   527,474
WIRELESS EQUIPMENT (0.98%)
 Gemtek Technology                                          151,250                282,565
                                     TOTAL COMMON STOCKS                        25,267,626

                                                           Shares
                                                            Held                   Value
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (7.08%)
AIRLINES (0.52%)
 Gol Linhas Aereas Inteligentes /2/                          17,557                149,675
BREWERY (0.72%)
 Quilmes Industrial                                          13,515                206,374
DIVERSIFIED MINERALS (1.39%)
 Caemi Mineracao e Metalurgica /2/                          909,583                400,512
DIVERSIFIED OPERATIONS (1.19%)
 Investimentos Itau                                         298,019                340,396
ELECTRIC-INTEGRATED (0.82%)
 Cia Energetica de Minas Gerais                          12,832,847                235,371
FOOD-MEAT PRODUCTS (0.52%)
 Sadia                                                      104,000                150,809
STEEL PRODUCERS (0.55%)
 Usinas Siderurgicas de Minas Gerais                         10,949                156,922
STEEL-SPECIALTY (1.37%)
 Gerdau                                                      27,693                394,239
                                  TOTAL PREFERRED STOCKS                         2,034,298

                                                          Principal
                                                            Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.50%)
FINANCE-MORTGAGE LOAN/BANKER (3.50%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                     $
  1.28%; 08/02/04                                         1,005,396              1,005,360
                                  TOTAL COMMERCIAL PAPER                         1,005,360
                                                                               -----------

                    TOTAL PORTFOLIO INVESTMENTS (98.58%)                        28,307,284
        CASH AND RECEIVABLES, NET OF LIABILITIES (1.42%)                           407,313
                              TOTAL NET ASSETS (100.00%)                       $28,714,597
                                                                               -------------

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           JULY 31, 2004 (UNAUDITED)

/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/2 /Non-income producing security.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $280,709 or 0.98% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,939,636
Unrealized Depreciation                       (1,156,702)
                                             -----------
Net Unrealized Appreciation (Depreciation)       782,934
Cost for federal income tax purposes         $27,524,350

                  INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    426,028              1.51%
 Brazil                     2,822,838              9.97
 Chile                        280,709              0.99
 China                      1,221,290              4.31
 Czech Republic               245,513              0.87
 Hong Kong                    847,750              2.99
 Hungary                      337,396              1.19
 India                      1,008,513              3.56
 Indonesia                    798,883              2.82
 Israel                       566,210              2.00
 Korea                      4,938,699             17.45
 Malaysia                   1,064,095              3.76
 Mexico                     2,001,307              7.07
 Peru                         129,336              0.46
 Philippines                  415,506              1.47
 Poland                       298,998              1.06
 Russia                     1,598,080              5.65
 South Africa               3,170,959             11.20
 Spain                        165,514              0.58
 Taiwan                     2,471,158              8.73
 Thailand                   1,155,779              4.08
 Turkey                       437,730              1.55
 United Kingdom               743,355              2.63
 United States              1,161,638              4.10
             TOTAL        $28,307,284            100.00%
                          -------------          ---------

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (97.63%)
AEROSPACE & DEFENSE-EQUIPMENT (0.72%)
                                                                              $
 European Aeronautic Defense & Space /1/                    23,537                648,926
AUTO-CARS & LIGHT TRUCKS (3.31%)
 Hyundai Motor                                               9,440                350,317
 Renault                                                    10,030                791,557
 Toyota Motor                                               46,367              1,863,749
                                                                                3,005,623
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.60%)
 Volvo                                                      15,281                547,606
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.48%)
 Magna International                                         5,438                437,759
BEVERAGES-NON-ALCOHOLIC (0.33%)
 Cott /1/                                                   10,763                301,105
BREWERY (0.64%)
 SABMiller                                                  45,368                578,321
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 Geberit                                                       338                227,209
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.35%)
 Boral                                                      85,275                432,956
 BPB                                                        48,046                344,672
 Holcim                                                      8,493                444,449
                                                                                1,222,077
BUILDING-HEAVY CONSTRUCTION (1.25%)
 Actividades de Construccion y Servicios                    30,045                501,715
 Vinci                                                       6,242                635,398
                                                                                1,137,113
BUILDING-RESIDENTIAL & COMMERCIAL (1.49%)
 Daiwa House Industry                                       33,305                346,034
 George Wimpey                                              63,462                427,277
 Persimmon                                                  54,213                577,700
                                                                                1,351,011
CELLULAR TELECOMMUNICATIONS (2.08%)
 mm02 /1/                                                  462,995                751,425
 Vodafone Group                                            521,481              1,133,203
                                                                                1,884,628
CHEMICALS-DIVERSIFIED (1.92%)
 Asahi Kasei                                                85,064                373,211
 BASF                                                        8,414                447,748
 Mitsubishi Gas Chemical                                   136,195                525,448
 Sumitomo Chemical                                          95,000                390,382
                                                                                1,736,789
CHEMICALS-SPECIALTY (0.42%)
 Methanex                                                   31,037                382,066
COMMERCIAL BANKS (5.95%)
 Anglo Irish Bank                                           62,805                990,545
 Banca Antonveneta                                          22,826                461,138
 DnB Holding /1/                                           115,517                791,941
 IntesaBci                                                 210,507                780,595
 National Bank of Greece                                    16,775                357,882
 Nordea                                                     99,204                675,460
 Shinsei Bank                                               72,000                392,768

                                                           Shares
                                                            Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Shizuoka Bank                                              32,000                260,123
 Toronto-Dominion Bank                                      20,568                685,600
                                                                                5,396,052
COSMETICS & TOILETRIES (0.50%)
 Uni-Charm                                                   8,700                455,861
CRUISE LINES (0.76%)
 Carnival                                                   14,103                689,866
DISTRIBUTION-WHOLESALE (0.70%)
 Wolseley                                                   40,552                631,967
DIVERSIFIED FINANCIAL SERVICES (0.46%)
 Sampo Ojy                                                  43,758                412,504
DIVERSIFIED MINERALS (1.68%)
 BHP Billiton                                              102,893                937,867
 Xstrata                                                    41,285                581,829
                                                                                1,519,696
DIVERSIFIED OPERATIONS (0.81%)
 Brascan                                                    26,569                729,898
ELECTRIC PRODUCTS-MISCELLANEOUS (2.18%)
 Casio Computer                                             44,000                595,720
 Hitachi                                                   153,725                937,894
 Sharp                                                      31,000                447,526
                                                                                1,981,140
ELECTRIC-INTEGRATED (4.23%)
 E.ON                                                        7,867                558,817
 Enel                                                       60,762                479,162
 Fortum                                                     57,720                795,684
 RWE                                                        16,750                817,738
 Scottish Power                                             90,693                649,375
 Tokyo Electric Power                                       23,800                539,186
                                                                                3,839,962
ELECTRONIC MEASUREMENT INSTRUMENTS (0.56%)
 Keyence                                                     2,387                504,578
FINANCE-CONSUMER LOANS (1.07%)
 Aiful                                                       6,526                613,633
 Sanyo Shinpan Finance                                       6,500                359,831
                                                                                  973,464
FINANCE-INVESTMENT BANKER & BROKER (0.66%)
 Daiwa Securities Group                                     91,000                596,842
FOOD-MISCELLANEOUS/DIVERSIFIED (2.07%)
 Ajinomoto                                                  45,993                534,395
 Global Bio-Chem Technology Group - warrants
  /1/                                                       30,865                  2,651
 Nestle                                                      2,990                764,240
 Royal Numico /1/                                           18,452                575,598
                                                                                1,876,884
FOOD-RETAIL (0.99%)
 Tesco                                                     194,170                899,493
HOTELS & MOTELS (0.79%)
 InterContinental Hotels Group                              66,976                711,877

                                                           Shares
                                                            Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (0.49%)
                                                                              $
 Mitsubishi                                                 46,425                446,526
MACHINERY-ELECTRICAL (0.89%)
 Schneider Electric                                         12,640                804,268
MACHINERY-FARM (0.45%)
 Kubota                                                     91,000                412,319
MACHINERY-GENERAL INDUSTRY (0.81%)
 MAN                                                        19,917                738,556
MEDICAL PRODUCTS (1.39%)
 Phonak Holding                                             14,221                408,506
 Straumann Holding                                           2,178                376,236
 Terumo                                                     19,446                471,080
                                                                                1,255,822
MEDICAL-DRUGS (5.22%)
 AstraZeneca                                                13,557                606,704
 Eisai                                                      12,305                361,019
 GlaxoSmithKline                                            14,168                287,266
 Merck                                                       8,743                490,308
 Novartis                                                   14,147                633,068
 Ono Pharmaceutical                                          9,695                458,415
 Roche Holding                                              10,460              1,034,267
 Sanofi-Synthelabo                                          13,067                866,834
                                                                                4,737,881
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.44%)
 Alliance Unichem                                           33,449                401,143
METAL-DIVERSIFIED (0.48%)
 Inco /1/                                                   13,186                437,351
MONEY CENTER BANKS (10.50%)
 ABN AMRO Holding                                           29,419                616,291
 Banco Bilbao Vizcaya Argentaria                            92,181              1,227,454
 Barclays                                                   54,989                459,976
 BNP Paribas                                                25,483              1,484,311
 Credit Suisse Group                                        21,104                677,156
 HSBC Holdings                                              60,592                889,181
 KBC Bancassurance Holding /1/                               7,659                432,560
 Mitsubishi Tokyo Financial Group                               50                447,266
 Mitsui Trust Holdings                                      50,000                349,917
 Royal Bank of Scotland                                     29,023                816,458
 Standard Chartered                                         38,674                640,676
 UBS                                                        17,167              1,148,626
 UFJ Holdings                                                   82                328,868
                                                                                9,518,740
MORTGAGE BANKS (0.51%)
 DEPFA Bank                                                 33,573                458,770
MULTI-LINE INSURANCE (2.75%)
 AXA                                                        42,328                869,901
 Fondiaria-SAI                                              23,619                509,006
 ING Groep                                                  29,150                676,635
 Storebrand                                                 67,750                441,245
                                                                                2,496,787

                                                            Shares
                                                             Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.73%)
                                                                              $
 Publishing & Broadcasting                                  69,683                658,787
OFFICE AUTOMATION & EQUIPMENT (1.49%)
 Canon                                                      27,627              1,348,444
OIL COMPANY-EXPLORATION & PRODUCTION (1.40%)
 Canadian Natural Resources                                 26,960                897,653
 PetroKazakhstan                                            11,842                373,348
                                                                                1,271,001
OIL COMPANY-INTEGRATED (7.97%)
 BP Amoco                                                  145,621              1,367,053
 ENI                                                        57,507              1,183,928
 Petro-Canada                                               18,454                861,603
 Repsol YPF                                                 40,852                867,602
 Shell Transport & Trading                                 115,753                838,807
 TotalFinaElf                                               10,851              2,107,234
                                                                                7,226,227
OIL REFINING & MARKETING (1.00%)
 Statoil                                                    72,654                910,568
PROPERTY & CASUALTY INSURANCE (2.05%)
 QBE Insurance Group                                        60,591                529,550
 Sompo Japan Insurance                                     135,000              1,331,165
                                                                                1,860,715
PUBLISHING-NEWSPAPERS (0.51%)
 John Fairfax Holdings                                     175,297                462,807
PUBLISHING-PERIODICALS (0.71%)
 United Business Media                                      71,197                642,809
REAL ESTATE OPERATOR & DEVELOPER (1.63%)
 Inmobiliaria Colonial                                       4,148                117,858
 Land Securities Group                                      25,826                532,094
 Mitsui Fudosan                                             39,000                433,197
 Sino Land                                                 630,000                395,777
                                                                                1,478,926
REINSURANCE (0.54%)
 Hannover Rueckversicherung                                 15,561                492,722
RETAIL-APPAREL & SHOE (0.98%)
 Next                                                       32,824                891,750
RETAIL-CONSUMER ELECTRONICS (0.36%)
 KESA Electricals                                           63,631                324,277
RETAIL-CONVENIENCE STORE (0.24%)
 C&S                                                         9,200                220,807
RETAIL-JEWELRY (1.22%)
 Citizen Watch                                              58,871                585,250
 Signet Group                                              265,270                524,589
                                                                                1,109,839
RETAIL-MAJOR DEPARTMENT STORE (1.07%)
 Metro                                                      21,220                968,263
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Ito-Yokado                                                 13,976                542,964

                                                           Shares
                                                            Held                 Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                              $
 Ryohin Keikaku                                              4,600                207,600
                                                                                  750,564
RETAIL-PUBS (0.75%)
 Punch Taverns                                              78,593                680,287
RUBBER-TIRES (0.93%)
 Continental                                                17,789                839,549
SOAP & CLEANING PRODUCTS (0.48%)
 Reckitt Benckiser                                          15,847                433,407
STEEL PRODUCERS (0.91%)
 Arcelor                                                    27,654                459,125
 China Steel                                               422,280                364,013
                                                                                  823,138
TELECOMMUNICATION EQUIPMENT (1.55%)
 TANDBERG                                                   36,529                328,688
 Telefonaktiebolaget LM Ericsson /1/                       403,073              1,076,766
                                                                                1,405,454
TELECOMMUNICATION SERVICES (1.06%)
 Telenor                                                   140,778                959,089
TELEPHONE-INTEGRATED (1.17%)
 MobilCom /1/                                               19,560                306,141
 Nippon Telegraph & Telephone                                  152                756,897
                                                                                1,063,038
TELEVISION (1.60%)
 Gestevision Telecinco /1/                                  29,000                458,428
 Mediaset                                                   93,226                994,442
                                                                                1,452,870
TOBACCO (1.65%)
 Imperial Tobacco Group                                     40,255                874,760
 Korea Tobacco & Ginseng                                    26,040                625,673
                                                                                1,500,433
TRANSPORT-MARINE (0.97%)
 Mitsui O.S.K. Lines                                        97,000                503,907
 Nippon Yusen Kabushiki Kaisha                              82,000                375,955
                                                                                  879,862
TRANSPORT-RAIL (0.70%)
 East Japan Railway                                            117                637,199
WATER (0.55%)
 Kelda Group                                                53,170                498,421
WIRE & CABLE PRODUCTS (0.40%)
 Futukawa Electric /1/                                      90,000                366,605
                                      TOTAL COMMON STOCKS                      88,546,338

                                                           Principal
                                                            Amount                Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.09%)
FINANCE-MORTGAGE LOAN/BANKER (2.09%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  1.28%; 08/02/04                                        1,895,259              1,895,192
                                  TOTAL COMMERCIAL PAPER                        1,895,192
                                                                              -----------

                    TOTAL PORTFOLIO INVESTMENTS (99.72%)                       90,441,530
        CASH AND RECEIVABLES, NET OF LIABILITIES (0.28%)                          252,026
                              TOTAL NET ASSETS (100.00%)                      $90,693,556
                                                                              -------------

1  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestmetns held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $  5,334,122
Unrealized Depreciation                                   (2,380,048)
                                                        -------------
Net Unrealized Appreciation (Depreciation)                 2,954,074
Cost for federal income tax purposes                    $ 87,487,456


                          Investments by Country

                                                      Percentage of
  Country                        Value                 Total Value
Australia                   $2,084,100                     2.30%
Belgium                        432,560                     0.48
Canada                       5,106,382                     5.65
Finland                      1,208,187                     1.34
France                       7,559,504                     8.36
Germany                      5,659,841                     6.26
Greece                         357,882                     0.40
Hong Kong                      398,428                     0.44
Ireland                      1,449,314                     1.60
Italy                        4,408,270                     4.87
Japan                       20,322,583                    22.47
Korea                          975,990                     1.08
Luxembourg                     459,125                     0.51
Netherlands                  2,517,450                     2.78
Norway                       3,431,532                     3.79
Spain                        3,173,057                     3.51
Sweden                       2,299,832                     2.54
Switzerland                  6,295,587                     6.96
Taiwan                         364,013                     0.40
United Kingdom              20,042,702                    22.16
United States                1,895,191                     2.10
                          ---------------              -----------
                           $90,441,530                   100.00%
                          ---------------              -----------
                          ---------------              -----------

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           JULY 31, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                    Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.24%)
ATHLETIC FOOTWEAR (0.82%)
                                                                                 $
 Puma                                                          11,600               2,734,509
AUTO-CARS & LIGHT TRUCKS (1.90%)
 Toyota Motor                                                 158,800               6,383,060
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.81%)
 DENSO                                                        134,000               3,282,222
 NHK Spring                                                   435,000               2,786,685
                                                                                    6,068,907
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.31%)
 Hyundai Mobis                                                 24,850               1,045,421
BEVERAGES-NON-ALCOHOLIC (1.55%)
 Coca-Cola Hellenic Bottling                                  104,300               2,458,700
 Kirin Beverage                                               117,600               2,732,798
                                                                                    5,191,498
BREWERY (0.83%)
 SABMiller                                                    217,600               2,773,819
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.36%)
 Fletcher Building                                            634,241               2,001,713
 Geberit                                                        3,800               2,554,422
                                                                                    4,556,135
BUILDING-HEAVY CONSTRUCTION (0.81%)
 Actividades de Construccion y Servicios /1/                  162,000               2,705,204
BUILDING-RESIDENTIAL & COMMERCIAL (2.69%)
 George Wimpey                                                247,078               1,663,529
 Persimmon                                                    260,300               2,773,787
 Redrow                                                       402,300               2,487,312
 Taylor Woodrow                                               463,100               2,090,573
                                                                                    9,015,201
CELLULAR TELECOMMUNICATIONS (1.74%)
 mm02 /2/                                                   1,782,000               2,892,126
 Vodafone Group                                             1,351,561               2,937,006
                                                                                    5,829,132
CHEMICALS-DIVERSIFIED (0.85%)
 Mitsubishi Gas Chemical                                      743,000               2,866,538
COMMERCIAL BANKS (6.25%)
 Alpha Bank                                                    93,084               2,207,750
 Anglo Irish Bank                                             151,500               2,389,420
 Banca Antonveneta                                            159,000               3,212,164
 Banco BPI /2/                                                634,800               2,338,659
 DnB Holding /2/                                              345,200               2,366,562
 Hachijuni Bank                                               433,000               2,738,908
 Nordea                                                       419,200               2,854,246
 Westpac Banking                                              240,990               2,843,696
                                                                                   20,951,405
COMPUTERS-PERIPHERAL EQUIPMENT (0.75%)
 Logitech International /2/                                    57,800               2,500,668
COSMETICS & TOILETRIES (0.50%)
 Clarins                                                       25,429               1,680,778
DISTRIBUTION-WHOLESALE (1.73%)
 Esprit Holdings                                              582,300               2,590,538

                                                              Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                                 $
 Wolseley                                                     206,259               3,214,364
                                                                                    5,804,902
DIVERSIFIED MANUFACTURING OPERATIONS (0.65%)
 Siemens                                                       31,334               2,195,193
DIVERSIFIED MINERALS (0.83%)
 BHP Billiton                                                 301,994               2,787,392
ELECTRIC PRODUCTS-MISCELLANEOUS (1.41%)
 Brother Industries                                           269,000               2,290,440
 Casio Computer /1/                                           180,000               2,437,038
                                                                                    4,727,478
ELECTRIC-INTEGRATED (3.54%)
 E.ON                                                          41,300               2,933,666
 Endesa                                                       153,700               2,797,913
 RWE                                                           65,300               3,187,958
 Tokyo Electric Power                                         131,000               2,967,790
                                                                                   11,887,327
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.48%)
 Koninklijke Philips Electronics                              111,800               2,710,877
 Kyocera                                                       36,500               2,816,383
 Samsung Electronics                                            7,800               2,781,189
                                                                                    8,308,449
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.22%)
 Micronas Semiconductor Holdings /2/                           18,100                 752,663
ELECTRONIC MEASUREMENT INSTRUMENTS (0.50%)
 Keyence                                                        8,000               1,691,086
ENTERPRISE SOFTWARE & SERVICE (1.00%)
 SAP                                                           20,800               3,338,121
FINANCE-CONSUMER LOANS (0.76%)
 Aiful                                                         27,100               2,548,185
FINANCE-INVESTMENT BANKER & BROKER (0.94%)
 Nomura Securities                                            229,000               3,139,491
FOOD-CONFECTIONERY (0.86%)
 Lindt & Spruengli                                                234               2,898,136
FOOD-DAIRY PRODUCTS (0.97%)
 Saputo                                                       135,000               3,254,628
FOOD-FLOUR & GRAIN (0.66%)
 Nisshin Seifun Group                                         224,000               2,220,807
FOOD-MISCELLANEOUS/DIVERSIFIED (1.59%)
 Ajinomoto                                                    249,231               2,895,825
 Global Bio-Chem Technology Group /1/                       3,140,000               2,435,559
                                                                                    5,331,384
FOOD-RETAIL (1.79%)
 Colruyt                                                       18,750               2,428,970
 Tesco                                                        770,000               3,567,025
                                                                                    5,995,995
GAS-DISTRIBUTION (0.91%)
 Tokyo Gas                                                    855,000               3,053,161

                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION-GAMES (0.71%)
                                                                                 $
 Namco /1/                                                     94,200               2,374,968
MACHINERY-GENERAL INDUSTRY (0.59%)
 Toromont Industries                                          137,400               1,979,842
MEDICAL PRODUCTS (1.82%)
 Nobel Biocare Holding /2/                                     25,260               3,455,270
 Phonak Holding /1/                                            92,600               2,659,984
                                                                                    6,115,254
MEDICAL-BIOMEDICAL/GENE (0.72%)
 Cambridge Antibody Technology Group /2/                      268,800               2,401,226
MEDICAL-DRUGS (9.22%)
 AstraZeneca                                                   47,203               2,112,431
 GlaxoSmithKline                                              216,738               4,394,517
 Novartis                                                      76,284               3,413,655
 Omega Pharmaceuticals                                         57,400               2,836,832
 Orion OYJ                                                     82,600               2,138,095
 Roche Holding                                                 48,200               4,765,936
 Sanofi-Synthelabo /1/                                         77,700               5,154,437
 Schering                                                      50,900               2,859,988
 Takeda Chemical Industries                                    69,300               3,239,451
                                                                                   30,915,342
MEDICAL-NURSING HOMES (0.87%)
 Extendicare /2/                                              266,500               2,907,637
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.67%)
 Sigma /1/                                                    385,000               2,253,986
MISCELLANEOUS MANUFACTURERS (1.74%)
 FKI                                                        1,132,000               2,501,059
 Japan Cash Machine                                            92,900               3,325,746
                                                                                    5,826,805
MONEY CENTER BANKS (5.92%)
 BNP Paribas                                                   51,374               2,992,388
 Deutsche Bank                                                 40,100               2,776,974
 HSBC Holdings                                                317,400               4,657,810
 Mitsui Trust Holdings                                        373,000               2,610,381
 Societe Generale /2/                                          33,500               2,750,665
 UBS                                                           61,002               4,081,581
                                                                                   19,869,799
MORTGAGE BANKS (0.84%)
 DEPFA Bank                                                   207,000               2,828,621
MULTI-LINE INSURANCE (0.98%)
 ING Groep                                                    142,000               3,296,127
MULTIMEDIA (0.64%)
 Tokyo Broadcasting System                                    126,000               2,145,691
NON-FERROUS METALS (0.79%)
 Umicore                                                       42,400               2,646,813
NON-HOTEL GAMBLING (0.94%)
 William Hill                                                 335,623               3,152,269
OFFICE AUTOMATION & EQUIPMENT (1.14%)
 Canon                                                         77,987               3,806,463

                                                             Shares
                                                              Held                     Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.54%)
                                                                                 $
 Precision Drilling /2/                                        36,700               1,822,573
OIL COMPANY-EXPLORATION & PRODUCTION (2.42%)
 Canadian Natural Resources                                    94,000               3,129,797
 CNOOC /2/                                                  5,545,000               2,665,917
 CNPC Hong Kong /1/                                         5,140,000                 652,397
 PetroKazakhstan                                               53,200               1,677,261
                                                                                    8,125,372
OIL COMPANY-INTEGRATED (6.85%)
 BP Amoco                                                     933,157               8,760,241
 Norsk Hydro /1/                                               27,700               1,752,626
 Repsol YPF /1/                                               155,800               3,308,831
 Royal Dutch Petroleum /1/                                     28,030               1,406,226
 Shell Transport & Trading                                    479,800               3,476,881
 TotalFinaElf                                                  21,909               4,254,667
                                                                                   22,959,472
OIL REFINING & MARKETING (1.35%)
 Caltex Australia /1/                                         308,300               1,975,508
 Statoil                                                      202,705               2,540,490
                                                                                    4,515,998
PROPERTY & CASUALTY INSURANCE (0.71%)
 Sompo Japan Insurance                                        243,000               2,396,097
PUBLIC THOROUGHFARES (0.76%)
 Autostrada Torino                                            135,300               2,563,959
PUBLISHING-PERIODICALS (0.78%)
 United Business Media                                        290,000               2,618,295
REAL ESTATE OPERATOR & DEVELOPER (1.22%)
 Cheung Kong                                                  386,000               2,857,939
 Inmobiliaria Colonial                                         43,636               1,239,840
                                                                                    4,097,779
REINSURANCE (0.80%)
 Hannover Rueckversicherung /1/                                85,200               2,697,764
RETAIL-APPAREL & SHOE (0.96%)
 Next                                                         118,300               3,213,932
RETAIL-AUTOMOBILE (0.86%)
 Pendragon                                                    500,800               2,875,471
RETAIL-BUILDING PRODUCTS (0.83%)
 Grafton Group /2/                                            341,000               2,771,193
RETAIL-DRUG STORE (0.78%)
 Shoppers Drug Mart /2/                                       101,200               2,600,436
RETAIL-JEWELRY (0.79%)
 Signet Group                                               1,347,000               2,663,779
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.75%)
 Aeon /1/                                                      73,000               2,501,996
SOAP & CLEANING PRODUCTS (0.96%)
 Reckitt Benckiser                                            118,000               3,227,239
STEEL PRODUCERS (1.20%)
 BHP Steel                                                    777,017               4,026,674

                                                              Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (1.04%)
                                                                                 $
 Telefonaktiebolaget LM Ericsson /2/                        1,300,000               3,472,810
TELEPHONE-INTEGRATED (1.20%)
 KDDI                                                             790               4,033,108
TOBACCO (0.94%)
 Imperial Tobacco Group                                       144,948               3,149,789
TRANSPORT-MARINE (2.90%)
 Frontline /1/                                                102,170               3,918,082
 Mitsui O.S.K. Lines /1/                                      529,000               2,748,113
 Orient Overseas International /1/                          1,049,400               3,054,082
                                                                                    9,720,277
                                     TOTAL COMMON STOCKS                          332,811,529

                                                             Maturity
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.68%)
 Lehman Brothers; 1.33%; dated 07/30/04
  maturing 08/02/04 (collateralized by FHLMC
  Strip; $37,606,582; 04/01/28) /3/                       $35,819,770            $ 35,815,793
                           TOTAL REPURCHASE AGREEMENTS                             35,815,793
                                                                                 ------------

                 TOTAL PORTFOLIO INVESTMENTS (109.92%)                            368,627,322
LIABILITIES, NET OF CASH AND RECEIVABLES (-9.92%)                                 (33,269,728)
                            TOTAL NET ASSETS (100.00%)                           $335,357,594
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           JULY 31, 2004 (UNAUDITED)


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 32,359,778
Unrealized Depreciation                        (8,411,160)
                                             ------------
Net Unrealized Appreciation (Depreciation)     23,948,618
Cost for federal income tax purposes         $344,678,704

                  INVESTMENTS BY COUNTRY

 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                  13,887,257              3.77%
 Belgium                     7,912,615              2.15
 Canada                     17,372,175              4.71
 Finland                     2,138,096              0.58
 France                     16,832,934              4.57
 Germany                    22,724,173              6.16
 Greece                      4,666,450              1.26
 Hong Kong                  14,256,433              3.87
 Ireland                     7,989,234              2.17
 Italy                       5,776,123              1.57
 Japan                      76,032,429             20.62
 Korea                       3,826,610              1.04
 Netherlands                 7,413,231              2.01
 New Zealand                 2,001,712              0.54
 Norway                     10,577,759              2.87
 Portugal                    2,338,659              0.63
 Spain                      10,051,789              2.73
 Sweden                      6,327,057              1.72
 Switzerland                27,082,315              7.35
 United Kingdom             73,604,479             19.97
 United States              35,815,792              9.71
             TOTAL        $368,627,322            100.00%
                          --------------          ---------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                             Shares
                                                              Held             Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (99.72%)
AEROSPACE & DEFENSE EQUIPMENT (1.68%)
                                                                             $
 General Dynamics                                           1,180                116,608
 United Defense Industries /1/                                780                 27,027
 United Technologies                                        1,530                143,055
                                                                                 286,690
AGRICULTURAL OPERATIONS (0.37%)
 Monsanto                                                   1,730                 62,730
APPAREL MANUFACTURERS (0.24%)
 Coach /1/                                                    960                 41,078
APPLICATIONS SOFTWARE (3.17%)
 Citrix Systems /1/                                            86                  1,515
 Microsoft                                                 18,995                540,598
                                                                                 542,113
ATHLETIC FOOTWEAR (0.39%)
 Nike                                                         910                 66,166
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.59%)
 Paccar                                                     1,673                100,313
BEVERAGES-NON-ALCOHOLIC (2.72%)
 Coca-Cola                                                  5,523                242,239
 Coca-Cola Enterprises                                      2,800                 57,120
 Pepsico                                                    3,310                165,500
                                                                                 464,859
BREWERY (0.86%)
 Anheuser-Busch                                             2,822                146,462
BROADCASTING SERVICES & PROGRAMMING (0.31%)
 Clear Channel Communications                               1,500                 53,550
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.51%)
 Masco                                                      2,910                 87,998
BUILDING PRODUCTS-AIR & HEATING (0.36%)
 American Standard /1/                                      1,640                 62,140
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 DR Horton                                                  1,180                 32,603
CABLE TV (0.18%)
 Comcast /1/                                                1,149                 31,483
CELLULAR TELECOMMUNICATIONS (0.59%)
 Nextel Communications /1/                                  4,456                101,418
CHEMICALS-DIVERSIFIED (0.46%)
 Dow Chemical                                               1,990                 79,381
CHEMICALS-SPECIALTY (0.26%)
 Sigma-Aldrich                                                770                 44,229
COMMERCIAL BANKS (0.91%)
 Marshall & Ilsley                                          1,350                 51,853
 UnionBanCal                                                  980                 56,889
 Zions Bancorp                                                770                 46,585
                                                                                 155,327
COMMERCIAL SERVICE-FINANCE (0.38%)
 Dun & Bradstreet /1/                                       1,160                 65,122

                                                           Shares
                                                            Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.20%)
                                                                             $
 Alliance Data Systems /1/                                    860                 34,151
COMPUTER AIDED DESIGN (0.52%)
 Autodesk                                                   2,210                 88,842
COMPUTER SERVICES (0.87%)
 Computer Sciences /1/                                      1,700                 80,325
 Sungard Data Systems /1/                                   2,940                 68,531
                                                                                 148,856
COMPUTERS (1.95%)
 Hewlett-Packard                                            3,231                 65,105
 International Business Machines                            3,085                268,611
                                                                                 333,716
COMPUTERS-INTEGRATED SYSTEMS (1.33%)
 Dell /1/                                                   6,419                227,682
CONTAINERS-METAL & GLASS (0.29%)
 Ball                                                         680                 49,082
CONTAINERS-PAPER & PLASTIC (0.46%)
 Bemis                                                      2,970                 78,646
COSMETICS & TOILETRIES (3.32%)
 Avon Products                                              1,900                 81,719
 Gillette                                                   2,100                 81,858
 Kimberly-Clark                                             1,660                106,356
 Procter & Gamble                                           5,706                297,568
                                                                                 567,501
DATA PROCESSING & MANAGEMENT (0.82%)
 Automatic Data Processing                                  2,290                 96,134
 Global Payments                                              980                 44,737
                                                                                 140,871
DIALYSIS CENTERS (0.19%)
 DaVita /1/                                                 1,070                 32,496
DIRECT MARKETING (0.30%)
 Harte-Hanks                                                2,100                 50,736
DISPOSABLE MEDICAL PRODUCTS (0.47%)
 C.R. Bard                                                  1,460                 80,592
DIVERSIFIED MANUFACTURING OPERATIONS (4.66%)
 3M                                                           396                 32,615
 Crane                                                      1,090                 30,324
 Eaton                                                      1,610                104,070
 General Electric                                          14,945                496,921
 Tyco International                                         4,299                133,269
                                                                                 797,199
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.63%)
 Cendant                                                    4,670                106,850
E-COMMERCE-SERVICES (0.20%)
 eBay /1/                                                     438                 34,308
ELECTRIC-INTEGRATED (1.51%)
 CenterPoint Energy                                         6,530                 75,813
 Constellation Energy Group                                 1,910                 73,631
 Scana                                                        980                 35,888

                                                           Shares
                                                            Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                             $
 TXU                                                        1,840                 72,974
                                                                                 258,306
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.32%)
 Sanmina /1/                                                7,380                 54,169
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.67%)
 Intel                                                      8,278                201,817
 International Rectifier /1/                                1,560                 61,152
 Texas Instruments                                          1,090                 23,250
                                                                                 286,219
ELECTRONIC CONNECTORS (0.38%)
 Amphenol /1/                                               2,090                 65,689
ELECTRONIC FORMS (0.56%)
 Adobe Systems                                              2,270                 95,749
ELECTRONIC PARTS DISTRIBUTION (0.75%)
 Arrow Electronics /1/                                      2,900                 68,614
 Avnet /1/                                                  3,050                 59,231
                                                                                 127,845
ENTERPRISE SOFTWARE & SERVICE (0.13%)
 Oracle /1/                                                 2,150                 22,596
FINANCE-CREDIT CARD (1.40%)
 American Express                                             555                 27,889
 Capital One Financial                                      1,170                 81,104
 MBNA                                                       5,307                131,030
                                                                                 240,023
FINANCE-INVESTMENT BANKER & BROKER (4.99%)
 Citigroup                                                  7,641                336,892
 Goldman Sachs Group                                        1,729                152,481
 Lehman Brothers Holdings                                   1,320                 92,532
 Merrill Lynch                                              2,288                113,759
 Morgan Stanley                                             3,174                156,573
                                                                                 852,237
FINANCE-MORTGAGE LOAN/BANKER (1.37%)
 Countrywide Credit Industries                                990                 71,379
 Doral Financial                                            1,550                 60,838
 Federal Home Loan Mortgage                                   920                 59,165
 Federal National Mortgage Association                        592                 42,008
                                                                                 233,390
FOOD-FLOUR & GRAIN (0.47%)
 Archer Daniels Midland                                     5,190                 80,082
FOOD-MEAT PRODUCTS (0.23%)
 Hormel Foods                                               1,310                 38,881
FOOD-WHOLESALE & DISTRIBUTION (0.15%)
 Supervalu                                                    890                 25,418
GAS-DISTRIBUTION (0.45%)
 Energen                                                    1,620                 76,707
INSTRUMENTS-CONTROLS (0.28%)
 Parker Hannifin                                              820                 47,052

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.02%)
                                                                             $
 Symantec /1/                                                  80                  3,741
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.15%)
 Franklin Resources                                           530                 25,572
LEISURE & RECREATION PRODUCTS (0.29%)
 Brunswick                                                  1,290                 50,349
LIFE & HEALTH INSURANCE (0.43%)
 Lincoln National                                           1,700                 74,290
MACHINERY-CONSTRUCTION & MINING (0.69%)
 Caterpillar                                                1,600                117,584
MACHINERY-FARM (0.57%)
 Deere                                                      1,540                 96,727
MACHINERY-GENERAL INDUSTRY (0.63%)
 Ingersoll-Rand                                             1,575                108,187
MEDICAL INSTRUMENTS (0.80%)
 Beckman Coulter                                              780                 43,033
 Boston Scientific /1/                                        420                 16,069
 Medtronic                                                  1,578                 78,379
                                                                                 137,481
MEDICAL PRODUCTS (2.19%)
 Becton Dickinson                                           1,460                 68,956
 Johnson & Johnson                                          4,361                241,032
 Zimmer Holdings /1/                                          850                 64,864
                                                                                 374,852
MEDICAL-BIOMEDICAL/GENE (1.35%)
 Amgen /1/                                                  3,429                195,041
 Charles River Laboratories International
  /1/                                                         780                 35,155
                                                                                 230,196
MEDICAL-DRUGS (5.30%)
 Abbott Laboratories                                        1,844                 72,561
 Bristol-Myers Squibb                                         706                 16,167
 Eli Lilly                                                    782                 49,829
 Forest Laboratories /1/                                    1,650                 82,979
 Merck                                                      1,867                 84,669
 Pfizer                                                    13,948                445,778
 Wyeth                                                      4,340                153,636
                                                                                 905,619
MEDICAL-GENERIC DRUGS (0.27%)
 Barr Laboratories /1/                                      1,325                 45,514
MEDICAL-HMO (1.79%)
 Aetna                                                        850                 72,930
 Anthem /1/                                                 1,008                 83,130
 Coventry Health Care /1/                                     560                 28,622
 Pacificare Health Systems /1/                              1,270                 38,824
 Wellpoint Health Networks /1/                                815                 82,396
                                                                                 305,902
METAL-ALUMINUM (0.05%)
 Alcoa                                                        260                  8,328
METAL-COPPER (0.26%)
 Phelps Dodge /1/                                             570                 44,426

                                                           Shares
                                                            Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (2.93%)
                                                                             $
 Bank of America                                            4,257                361,887
 JP Morgan Chase                                            3,711                138,532
                                                                                 500,419
MULTI-LINE INSURANCE (3.41%)
 Allstate                                                   2,550                120,054
 American International Group                               3,702                261,546
 Hartford Financial Services Group                          1,680                109,368
 MetLife                                                    2,594                 92,528
                                                                                 583,496
MULTIMEDIA (2.08%)
 Gannett                                                    1,170                 97,274
 Meredith                                                      20                  1,058
 Time Warner /1/                                            9,247                153,962
 Viacom                                                     1,160                 38,964
 Walt Disney                                                2,757                 63,659
                                                                                 354,917
NETWORKING PRODUCTS (1.59%)
 Cisco Systems /1/                                         13,021                271,618
OIL COMPANY-EXPLORATION & PRODUCTION (1.26%)
 Apache                                                     1,490                 69,330
 Burlington Resources                                       1,860                 70,996
 Chesapeake Energy                                          4,750                 72,913
 Devon Energy                                                  19                  1,320
                                                                                 214,559
OIL COMPANY-INTEGRATED (5.24%)
 ChevronTexaco                                              2,478                237,021
 ConocoPhillips                                             1,390                109,490
 Exxon Mobil                                               10,275                475,732
 Occidental Petroleum                                       1,477                 72,772
                                                                                 895,015
OIL-FIELD SERVICES (1.02%)
 BJ Services /1/                                            1,500                 74,490
 Schlumberger                                               1,545                 99,374
                                                                                 173,864
OPTICAL SUPPLIES (0.44%)
 Bausch & Lomb                                              1,218                 75,017
PAPER & RELATED PRODUCTS (0.91%)
 Louisiana-Pacific                                          1,804                 42,719
 Temple-Inland                                                280                 19,110
 Weyerhaeuser                                               1,510                 93,620
                                                                                 155,449
PIPELINES (0.35%)
 Questar                                                    1,470                 60,241
POULTRY (0.06%)
 Tyson Foods                                                  510                  9,721
PROPERTY & CASUALTY INSURANCE (0.43%)
 ACE                                                        1,820                 73,874
REGIONAL BANKS (3.46%)
 Comerica                                                   1,560                 91,213
 PNC Financial Services Group                               1,805                 91,333
 SunTrust Banks                                               990                 65,290

                                                           Shares
                                                             Held                Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                             $
 U.S. Bancorp                                               2,197                 62,175
 Wachovia                                                   3,690                163,504
 Wells Fargo                                                2,041                117,174
                                                                                 590,689
RETAIL-APPAREL & SHOE (1.25%)
 AnnTaylor Stores /1/                                       1,630                 43,749
 Chico's FAS /1/                                              840                 35,171
 Claire's Stores                                            1,890                 43,564
 Nordstrom                                                  2,080                 91,312
                                                                                 213,796
RETAIL-ARTS & CRAFTS (0.37%)
 Michaels Stores                                            1,160                 62,675
RETAIL-BUILDING PRODUCTS (1.23%)
 Home Depot                                                 5,363                180,840
 Lowe's                                                       591                 28,794
                                                                                 209,634
RETAIL-CONSUMER ELECTRONICS (0.34%)
 Best Buy                                                   1,215                 58,514
RETAIL-DISCOUNT (2.06%)
 Wal-Mart Stores                                            6,643                352,145
RETAIL-DRUG STORE (0.38%)
 CVS                                                           30                  1,256
 Rite Aid /1/                                              12,990                 63,781
                                                                                  65,037
RETAIL-MAJOR DEPARTMENT STORE (0.64%)
 May Department Stores                                      2,730                 72,427
 Saks /1/                                                   2,820                 36,801
                                                                                 109,228
RETAIL-REGIONAL DEPARTMENT STORE (0.76%)
 Federated Department Stores                                1,670                 80,026
 Neiman Marcus Group                                          930                 50,732
                                                                                 130,758
RETAIL-RESTAURANTS (1.72%)
 McDonald's                                                 4,504                123,860
 Wendy's International                                      2,083                 74,509
 Yum! Brands /1/                                            2,510                 96,359
                                                                                 294,728
SAVINGS & LOANS-THRIFTS (0.29%)
 Independence Community Bank                                1,330                 49,662
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices                                               900                 35,730
 Cypress Semiconductor /1/                                  2,850                 32,319
                                                                                  68,049
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                                      4,060                 68,898
TELECOMMUNICATION EQUIPMENT (0.75%)
 Qualcomm                                                   1,860                128,489
TELECOMMUNICATION SERVICES (0.16%)
 Amdocs /1/                                                 1,240                 26,908

                                                            Shares
                                                             Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (2.99%)
                                                                             $
 BellSouth                                                  1,390                 37,655
 CenturyTel                                                 2,290                 70,967
 SBC Communications                                         3,606                 91,376
 Sprint                                                     4,680                 87,423
 Verizon Communications                                     5,806                223,763
                                                                                 511,184
TOBACCO (1.01%)
 Altria Group                                               3,633                172,931
TOOLS-HAND HELD (0.41%)
 Black & Decker                                             1,000                 69,910
TRANSPORT-SERVICES (0.71%)
 FedEx                                                        760                 62,229
 United Parcel Service                                        819                 58,935
                                                                                 121,164
WEB PORTALS (0.10%)
 Yahoo /1/                                                    545                 16,786
WIRELESS EQUIPMENT (0.74%)
 Motorola                                                   7,890                125,688
                                     TOTAL COMMON STOCKS                      17,043,384

                                                           Principal
                                                            Amount              Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.14%)
FINANCE-MORTGAGE LOAN/BANKER (0.14%)

 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                   $
  1.28%; 08/02/04                                          23,809                 23,808
                                 TOTAL COMMERCIAL PAPER                           23,808
                                                                             -------------

                    TOTAL PORTFOLIO INVESTMENTS (99.86%)                      17,067,192
        CASH AND RECEIVABLES, NET OF LIABILITIES (0.14%)                          24,264
                              TOTAL NET ASSETS (100.00%)                     $17,091,456
                                                                             -------------

                                       53

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           JULY 31, 2004 (UNAUDITED)

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,513,537
Unrealized Depreciation                         (469,967)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,043,570
Cost for federal income tax purposes         $16,023,622

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (98.25%)
AEROSPACE & DEFENSE EQUIPMENT (1.53%)
                                                                              $
 United Technologies                                        20,170               1,885,895
APPAREL MANUFACTURERS (2.05%)
 Coach /1/                                                  58,960               2,522,898
APPLICATIONS SOFTWARE (5.26%)
 Microsoft                                                 227,028               6,461,217
BEVERAGES-NON-ALCOHOLIC (1.96%)
 Pepsico                                                    48,180               2,409,000
BREWERY (0.90%)
 Anheuser-Busch                                             21,320               1,106,508
BUILDING-MAINTENANCE & SERVICE (1.17%)
 Ecolab                                                     47,210               1,439,905
CASINO SERVICES (1.05%)
 International Game Technology                              39,910               1,290,689
COMMERCIAL SERVICE-FINANCE (2.45%)
 Moody's                                                    21,521               1,465,580
 Paychex                                                    50,280               1,544,099
                                                                                 3,009,679
COMPUTERS-INTEGRATED SYSTEMS (2.56%)
 Dell /1/                                                   88,542               3,140,585
COMPUTERS-MEMORY DEVICES (1.62%)
 EMC /1/                                                   128,050               1,404,709
 Veritas Software /1/                                       30,619                 583,598
                                                                                 1,988,307
COMPUTERS-PERIPHERAL EQUIPMENT (1.31%)
 Lexmark International /1/                                  18,180               1,608,930
COSMETICS & TOILETRIES (5.17%)
 Alberto-Culver                                              4,195                 195,571
 Avon Products                                              53,250               2,290,283
 Procter & Gamble                                           74,210               3,870,051
                                                                                 6,355,905
DATA PROCESSING & MANAGEMENT (1.72%)
 First Data                                                 23,970               1,069,301
 SEI Investments                                            33,910               1,040,020
                                                                                 2,109,321
DIAGNOSTIC KITS (0.38%)
 IDEXX Laboratories /1/                                      9,350                 471,147
DISPOSABLE MEDICAL PRODUCTS (0.83%)
 C.R. Bard                                                  18,400               1,015,680
DISTRIBUTION-WHOLESALE (0.85%)
 Fastenal                                                   16,730               1,043,617
DIVERSIFIED MANUFACTURING OPERATIONS (6.24%)
 3M                                                         35,124               2,892,813
 Danaher                                                    36,760               1,861,894
 General Electric                                           39,299               1,306,692
 Illinois Tool Works                                        17,710               1,603,109
                                                                                 7,664,508
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.65%)
 Altera /1/                                                 25,570                 532,367

                                                            Shares
                                                             Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                              $
 Intel                                                     161,771               3,943,977
 Texas Instruments                                          57,815               1,233,194
                                                                                 5,709,538
ENTERTAINMENT SOFTWARE (0.95%)
 Electronic Arts /1/                                        23,310               1,168,530
FINANCE-INVESTMENT BANKER & BROKER (2.24%)
 Citigroup                                                  11,320                 499,099
 Legg Mason                                                 14,690               1,153,753
 Morgan Stanley                                             22,261               1,098,135
                                                                                 2,750,987
FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 Federal National Mortgage Association                      18,160               1,288,634
FINANCE-OTHER SERVICES (0.93%)
 Chicago Mercantile Exchange                                 9,080               1,139,540
FOOD-MISCELLANEOUS/DIVERSIFIED (0.39%)
 McCormick                                                  13,320                 476,456
FOOD-RETAIL (0.28%)
 Whole Foods Market                                          4,170                 343,274
FOOD-WHOLESALE & DISTRIBUTION (1.14%)
 Sysco                                                      40,830               1,406,594
INTERNET BROKERS (0.83%)
 Ameritrade Holding /1/                                     91,750               1,017,508
INTERNET SECURITY (1.71%)
 Symantec /1/                                               44,920               2,100,459
MACHINERY-PUMPS (1.16%)
 Graco                                                      45,460               1,431,081
MEDICAL INSTRUMENTS (3.81%)
 Medtronic                                                  56,550               2,808,838
 St. Jude Medical /1/                                       27,520               1,874,938
                                                                                 4,683,776
MEDICAL PRODUCTS (5.18%)
 Becton Dickinson                                           26,250               1,239,787
 Johnson & Johnson                                          82,380               4,553,143
 Varian Medical Systems /1/                                  8,380                 578,304
                                                                                 6,371,234
MEDICAL-BIOMEDICAL/GENE (1.56%)
 Amgen /1/                                                  33,670               1,915,150
MEDICAL-DRUGS (5.97%)
 Forest Laboratories /1/                                    28,260               1,421,195
 Pfizer                                                    185,065               5,914,678
                                                                                 7,335,873
MEDICAL-HMO (2.24%)
 UnitedHealth Group                                         43,740               2,751,246
MOTORCYCLE & MOTOR SCOOTER (2.28%)
 Harley-Davidson                                            46,810               2,802,515
MULTI-LINE INSURANCE (1.86%)
 American International Group                               32,420               2,290,473

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (4.73%)
                                                                              $
 Cisco Systems /1/                                         263,123               5,488,746
 Foundry Networks /1/                                       31,510                 323,292
                                                                                 5,812,038
OIL COMPANY-INTEGRATED (1.54%)
 Exxon Mobil                                                40,970               1,896,911
RETAIL-APPAREL & SHOE (0.83%)
 Chico's FAS /1/                                            24,310               1,017,860
RETAIL-ARTS & CRAFTS (1.66%)
 Michaels Stores                                            37,740               2,039,092
RETAIL-BEDDING (1.27%)
 Bed Bath & Beyond /1/                                      44,263               1,566,468
RETAIL-CONSUMER ELECTRONICS (1.91%)
 Best Buy                                                   48,730               2,346,837
RETAIL-DISCOUNT (2.23%)
 Wal-Mart Stores                                            51,710               2,741,147
RETAIL-OFFICE SUPPLIES (2.04%)
 Staples                                                    86,994               2,512,387
RETAIL-RESTAURANTS (1.20%)
 Yum! Brands /1/                                            38,250               1,468,417
SCHOOLS (1.58%)
 Apollo Group /1/                                           23,310               1,947,550
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.67%)
 Linear Technology                                          47,184               1,844,894
 Maxim Integrated Products                                  29,960               1,441,076
                                                                                 3,285,970
THERAPEUTICS (1.31%)
 Gilead Sciences /1/                                        24,960               1,613,414
                                     TOTAL COMMON STOCKS                       120,754,750

                                                           Principal
                                                            Amount                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.52%)
FINANCE-MORTGAGE LOAN/BANKER (1.52%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  1.28%; 08/02/04                                        1,874,254               1,874,187
                                 TOTAL COMMERCIAL PAPER                          1,874,187
                                                                             ------------

                   TOTAL PORTFOLIO INVESTMENTS (99.77%)                        122,628,937
       CASH AND RECEIVABLES, NET OF LIABILITIES (0.23%)                            277,163
                             TOTAL NET ASSETS (100.00%)                       $122,906,100
                                                                             --------------

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,510,680
Unrealized Depreciation                        (4,482,292)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,028,388
Cost for federal income tax purposes         $115,600,549

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           JULY 31, 2004 (UNAUDITED)

                                                          Shares
                                                           Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (95.59%)
ADVERTISING AGENCIES (0.18%)
                                                                                $
 Interpublic Group /1/                                          26,724                 341,800
 Omnicom Group                                                  12,060                 868,561
                                                                                     1,210,361
AEROSPACE & DEFENSE (0.77%)
 Boeing                                                         53,785               2,729,589
 Northrop Grumman                                               22,934               1,206,328
 Raytheon                                                       28,558                 958,121
 Rockwell Collins                                               11,312                 387,097
                                                                                     5,281,135
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
 General Dynamics                                               12,698               1,254,816
 Goodrich                                                        7,502                 242,540
 Lockheed Martin                                                28,629               1,517,051
 United Technologies                                            32,786               3,065,491
                                                                                     6,079,898
AGRICULTURAL OPERATIONS (0.09%)
 Monsanto                                                       16,942                 614,317
AIRLINES (0.11%)
 Delta Air Lines /1/                                             7,943                  41,224
 Southwest Airlines                                             50,407                 729,389
                                                                                       770,613
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group                                             8,045                 300,481
 Liz Claiborne                                                   7,078                 256,153
 VF                                                              7,009                 350,520
                                                                                       907,154
APPLIANCES (0.05%)
 Maytag                                                          5,035                 103,218
 Whirlpool                                                       4,401                 274,798
                                                                                       378,016
APPLICATIONS SOFTWARE (3.04%)
 Citrix Systems /1/                                             10,858                 191,318
 Compuware /1/                                                  24,635                 121,697
 Intuit /1/                                                     12,220                 457,517
 Mercury Interactive /1/                                         5,882                 215,046
 Microsoft                                                     688,614              19,597,954
 Parametric Technology /1/                                      17,101                  77,638
 Siebel Systems /1/                                             32,061                 258,412
                                                                                    20,919,582
ATHLETIC FOOTWEAR (0.20%)
 Nike                                                           16,841               1,224,509
 Reebok International                                            3,825                 130,280
                                                                                     1,354,789
AUTO-CARS & LIGHT TRUCKS (0.48%)
 Ford Motor                                                    116,793               1,719,193
 General Motors                                                 36,018               1,553,816
                                                                                     3,273,009
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                      4,453                 160,086
 Paccar                                                         11,192                 671,072
                                                                                       831,158

                                                               Shares
                                                                Held                   Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
                                                                                $
 Dana                                                          9,507                 183,390
 Delphi Automotive Systems                                    35,745                 339,935
 Visteon                                                       8,257                  84,882
                                                                                     608,207
BEVERAGES-NON-ALCOHOLIC (1.93%)
 Coca-Cola                                                   155,376               6,814,791
 Coca-Cola Enterprises                                        29,987                 611,735
 Pepsi Bottling Group                                         16,429                 457,548
 Pepsico                                                     108,895               5,444,750
                                                                                  13,328,824
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                  7,747                 360,313
BREWERY (0.41%)
 Adolph Coors                                                  2,371                 163,030
 Anheuser-Busch                                               51,303               2,662,626
                                                                                   2,825,656
BROADCASTING SERVICES & PROGRAMMING (0.20%)
 Clear Channel Communications                                 39,187               1,398,976
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.17%)
 Masco                                                        27,943                 844,996
 Vulcan Materials                                              6,514                 310,197
                                                                                   1,155,193
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                                        13,719                 519,813
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                       16,392                 499,956
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                                        7,870                 333,845
 KB Home                                                       2,979                 190,805
 Pulte                                                         8,087                 441,793
                                                                                     966,443
CABLE TV (0.57%)
 Comcast /1/                                                 143,050               3,919,570
CASINO HOTELS (0.05%)
 Harrah's Entertainment                                        7,197                 334,589
CASINO SERVICES (0.10%)
 International Game Technology                                22,258                 719,824
CELLULAR TELECOMMUNICATIONS (0.60%)
 AT&T Wireless Services /1/                                  173,984               2,512,329
 Nextel Communications /1/                                    70,796               1,611,317
                                                                                   4,123,646
CHEMICALS-DIVERSIFIED (0.93%)
 Dow Chemical                                                 59,721               2,382,271
 E. I. Du Pont de Nemours                                     63,808               2,735,449
 Hercules /1/                                                  7,015                  82,847
 PPG Industries                                               10,945                 645,208
 Rohm & Haas                                                  14,297                 560,442
                                                                                   6,406,217
CHEMICALS-SPECIALTY (0.11%)
 Eastman Chemical                                              4,940                 220,719

                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Engelhard                                                      7,927                 233,054
 Great Lakes Chemical                                           3,238                  77,647
 Sigma-Aldrich                                                  4,411                 253,368
                                                                                      784,788
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                             12,804                 278,487
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                               9,135                 368,871
COMMERCIAL BANKS (0.94%)
 AmSouth Bancorp                                               22,470                 551,189
 BB&T                                                          35,793               1,386,263
 First Horizon National                                         7,909                 342,855
 M&T Bank                                                       7,562                 705,005
 Marshall & Ilsley                                             14,171                 544,308
 North Fork Bancorp.                                           11,035                 430,917
 Regions Financial                                             29,406                 873,064
 SouthTrust                                                    21,037                 816,025
 Synovus Financial                                             19,442                 495,188
 Zions Bancorp                                                  5,711                 345,516
                                                                                    6,490,330
COMMERCIAL SERVICE-FINANCE (0.33%)
 Deluxe                                                         3,182                 140,167
 Equifax                                                        8,738                 210,761
 H&R Block                                                     11,162                 548,389
 Moody's                                                        9,550                 650,355
 Paychex                                                       24,092                 739,865
                                                                                    2,289,537
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  9,142                 121,040
COMPUTER AIDED DESIGN (0.04%)
 Autodesk                                                       7,240                 291,048
COMPUTER SERVICES (0.32%)
 Affiliated Computer Services /1/                               8,677                 450,336
 Computer Sciences /1/                                         11,966                 565,394
 Electronic Data Systems                                       30,900                 571,032
 Sungard Data Systems /1/                                      18,507                 431,398
 Unisys /1/                                                    21,262                 217,723
                                                                                    2,235,883
COMPUTERS (2.18%)
 Apple Computer /1/                                            24,244                 784,051
 Gateway /1/                                                   23,756                 106,902
 Hewlett-Packard                                              194,524               3,919,659
 International Business Machines                              107,513               9,361,157
 Sun Microsystems /1/                                         212,176                 838,095
                                                                                   15,009,864
COMPUTERS-INTEGRATED SYSTEMS (0.87%)
 Dell /1/                                                     160,946               5,708,754
 NCR /1/                                                        6,034                 280,159
                                                                                    5,988,913
COMPUTERS-MEMORY DEVICES (0.32%)
 EMC /1/                                                      155,901               1,710,234

                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                                 $
 Veritas Software /1/                                          27,548                 525,065
                                                                                    2,235,299
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                                      8,288                 733,488
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                                        13,533                 673,538
 Fortune Brands                                                 9,330                 673,439
                                                                                    1,346,977
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           3,595                 259,487
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                          6,820                 180,593
 Pactiv /1/                                                     9,772                 230,424
 Sealed Air /1/                                                 5,379                 255,180
                                                                                      666,197
COSMETICS & TOILETRIES (2.42%)
 Alberto-Culver                                                 5,771                 269,044
 Avon Products                                                 30,102               1,294,687
 Colgate-Palmolive                                             33,943               1,805,768
 Gillette                                                      64,013               2,495,227
 International Flavors & Fragrances                             6,020                 219,971
 Kimberly-Clark                                                31,980               2,048,958
 Procter & Gamble                                             163,984               8,551,765
                                                                                   16,685,420
CRUISE LINES (0.27%)
 Carnival                                                      40,360               1,881,180
DATA PROCESSING & MANAGEMENT (0.65%)
 Automatic Data Processing                                     37,667               1,581,261
 First Data                                                    55,657               2,482,859
 Fiserv /1/                                                    12,437                 426,091
                                                                                    4,490,211
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                      6,656                 367,411
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                 11,128                 419,860
 W.W. Grainger                                                  5,796                 306,898
                                                                                      726,758
DIVERSIFIED MANUFACTURING OPERATIONS (5.43%)
 3M                                                            49,892               4,109,105
 Cooper Industries                                              5,901                 335,590
 Crane                                                          3,798                 105,660
 Danaher                                                       19,646                 995,070
 Eaton                                                          9,607                 620,996
 General Electric /2/                                         673,283              22,386,660
 Honeywell International                                       54,784               2,060,426
 Illinois Tool Works                                           19,760               1,788,675
 ITT Industries                                                 5,908                 472,345
 Textron                                                        8,779                 538,153
 Tyco International                                           127,936               3,966,016
                                                                                   37,378,696

                                                               Shares
                                                                Held                    Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
                                                                                 $
 Cendant                                                       65,067               1,488,733
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                                    9,954                 257,908
E-COMMERCE-SERVICES (0.50%)
 eBay /1/                                                      41,934               3,284,690
 Monster Worldwide /1/                                          7,477                 165,167
                                                                                    3,449,857
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                              26,912               1,633,558
 Molex                                                         12,097                 350,329
                                                                                    1,983,887
ELECTRIC-GENERATION (0.06%)
 AES /1/                                                       40,646                 392,234
ELECTRIC-INTEGRATED (2.41%)
 Allegheny Energy /1/                                           8,100                 120,204
 Ameren                                                        12,289                 549,195
 American Electric Power                                       25,239                 785,185
 CenterPoint Energy                                            19,597                 227,521
 Cinergy                                                       11,476                 438,957
 CMS Energy /1/                                                10,433                  94,210
 Consolidated Edison                                           15,370                 629,709
 Constellation Energy Group                                    10,748                 414,335
 Dominion Resources                                            20,830               1,321,872
 DTE Energy                                                    11,064                 444,441
 Duke Energy                                                   58,362               1,254,783
 Edison International                                          20,784                 557,011
 Entergy                                                       14,689                 844,618
 Exelon                                                        42,165               1,471,559
 FirstEnergy                                                   21,041                 822,703
 FPL Group                                                     11,790                 793,821
 NiSource                                                      16,803                 347,822
 PG&E /1/                                                      26,731                 762,903
 Pinnacle West Capital                                          5,828                 236,034
 PPL                                                           11,343                 525,748
 Progress Energy                                               15,729                 662,820
 Public Service Enterprise Group                               15,093                 588,627
 Southern                                                      47,045               1,377,478
 TECO Energy                                                   12,016                 155,006
 TXU                                                           19,384                 768,769
 XCEL Energy                                                   25,472                 435,571
                                                                                   16,630,902
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                  5,339                  46,823
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Sanmina /1/                                                   33,230                 243,908
 Solectron /1/                                                 61,331                 337,321
                                                                                      581,229
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.34%)
 Advanced Micro Devices /1/                                    22,556                 281,724
 Altera /1/                                                    23,881                 497,202
 Applied Micro Circuits /1/                                    19,887                  71,593
 Broadcom /1/                                                  20,038                 708,544
 Intel                                                        412,607              10,059,359

                                                               Shares
                                                                Held                  Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 LSI Logic /1/                                                 24,376                 124,074
 Micron Technology /1/                                         38,947                 526,953
 National Semiconductor /1/                                    22,886                 392,495
 Nvidia /1/                                                    10,585                 163,009
 PMC - Sierra /1/                                              11,266                 133,840
 QLogic /1/                                                     5,947                 145,404
 Texas Instruments                                            110,430               2,355,472
 Xilinx                                                        22,143                 651,669
                                                                                   16,111,338
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                             3,748                  98,572
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                                 15,230                 642,401
ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
 Agilent Technologies /1/                                      30,713                 731,276
 Tektronix                                                      5,399                 164,130
                                                                                      895,406
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                          5,297                 241,278
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                 2,749                 190,863
ENTERPRISE SOFTWARE & SERVICE (0.76%)
 BMC Software /1/                                              14,214                 222,876
 Computer Associates International                             37,305                 941,578
 Novell /1/                                                    24,668                 168,729
 Oracle /1/                                                   331,398               3,482,993
 Peoplesoft /1/                                                23,276                 419,433
                                                                                    5,235,609
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                           19,309                 967,960
FIDUCIARY BANKS (0.53%)
 Bank of New York                                              49,600               1,425,008
 Mellon Financial                                              27,079                 744,131
 Northern Trust                                                14,059                 564,188
 State Street                                                  21,429                 917,375
                                                                                    3,650,702
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           7,981                 184,920
FINANCE-CONSUMER LOANS (0.15%)
 SLM                                                           28,002               1,061,836
FINANCE-CREDIT CARD (1.08%)
 American Express                                              81,518               4,096,280
 Capital One Financial                                         15,294               1,060,180
 MBNA                                                          81,505               2,012,358
 Providian Financial /1/                                       18,575                 257,078
                                                                                    7,425,896
FINANCE-INVESTMENT BANKER & BROKER (3.82%)
 Bear Stearns                                                   6,693                 558,330
 Charles Schwab                                                87,064                 764,422
 Citigroup                                                    329,899              14,545,247
 Goldman Sachs Group                                           30,784               2,714,841

                                                               Shares
                                                                Held                   Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                  $
 Lehman Brothers Holdings                                       17,665               1,238,316
 Merrill Lynch                                                  61,303               3,047,985
 Morgan Stanley                                                 70,120               3,459,020
                                                                                    26,328,161
FINANCE-MORTGAGE LOAN/BANKER (1.23%)
 Countrywide Credit Industries                                  17,822               1,284,966
 Federal Home Loan Mortgage                                     43,919               2,824,431
 Federal National Mortgage Association                          61,821               4,386,818
                                                                                     8,496,215
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                           6,915                 491,725
 MBIA                                                            9,210                 497,156
 MGIC Investment                                                 6,302                 447,442
                                                                                     1,436,323
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                                  16,546                 801,488
 Wm. Wrigley Jr.                                                14,328                 865,411
                                                                                     1,666,899
FOOD-FLOUR & GRAIN (0.09%)
 Archer Daniels Midland                                         41,463                 639,774
FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
 Campbell Soup                                                  26,217                 670,893
 ConAgra Foods                                                  33,708                 876,408
 General Mills                                                  24,110               1,082,539
 H.J. Heinz                                                     22,461                 828,586
 Kellogg                                                        26,196               1,091,325
 McCormick                                                       8,772                 313,775
 Sara Lee                                                       50,417               1,107,157
                                                                                     5,970,683
FOOD-RETAIL (0.29%)
 Albertson's                                                    23,463                 572,262
 Kroger /1/                                                     47,367                 748,399
 Safeway /1/                                                    28,470                 601,571
 Winn-Dixie Stores                                               9,069                  57,316
                                                                                     1,979,548
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                       8,599                 245,587
 Sysco                                                          40,790               1,405,216
                                                                                     1,650,803
FORESTRY (0.05%)
 Plum Creek Timber                                              11,689                 366,801
GAS-DISTRIBUTION (0.16%)
 KeySpan                                                        10,217                 367,710
 Nicor                                                           2,811                  93,072
 Peoples Energy                                                  2,395                  93,405
 Sempra Energy                                                  14,656                 523,952
                                                                                     1,078,139
GOLD MINING (0.17%)
 Newmont Mining                                                 28,264               1,143,844
HEALTH CARE COST CONTAINMENT (0.22%)
 Caremark Rx /1/                                                29,179                 889,960

                                                                Shares
                                                                 Held                  Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (CONTINUED)
                                                                                   $
 McKesson                                                        18,679                 600,903
                                                                                      1,490,863
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                               17,530                 378,648
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                                 12,247                 331,281
HOTELS & MOTELS (0.25%)
 Hilton Hotels                                                   24,456                 436,050
 Marriott International                                          14,430                 704,184
 Starwood Hotels & Resorts Worldwide                             13,204                 594,180
                                                                                      1,734,414
HUMAN RESOURCES (0.04%)
 Robert Half International                                       10,946                 304,518
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                             14,959                 195,813
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/                                                     26,541                 102,448
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                          11,858                 443,608
INDUSTRIAL GASES (0.23%)
 Air Products & Chemicals                                        14,499                 750,323
 Praxair                                                         20,730                 817,799
                                                                                      1,568,122
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                                12,122                 684,287
 Parker Hannifin                                                  7,626                 437,580
 Thermo Electron /1/                                             10,571                 271,886
                                                                                      1,393,753
INSTRUMENTS-SCIENTIFIC (0.13%)
 Applied Biosystems Group                                        12,876                 266,405
 Millipore /1/                                                    3,147                 165,815
 PerkinElmer                                                      8,146                 143,207
 Waters /1/                                                       7,624                 334,541
                                                                                        909,968
INSURANCE BROKERS (0.29%)
 Aon                                                             20,101                 531,471
 Marsh & McLennan                                                33,382               1,481,493
                                                                                      2,012,964
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                               23,312                 258,064
INTERNET SECURITY (0.13%)
 Symantec /1/                                                    19,893                 930,197
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.22%)
 Federated Investors                                              6,896                 193,847
 Franklin Resources                                              15,948                 769,491
 Janus Capital Group                                             15,270                 202,480
 T. Rowe Price Group                                              8,082                 373,550
                                                                                      1,539,368

                                                                 Shares
                                                                  Held                Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.03%)
                                                                                  $
 Brunswick                                                       6,042                 235,819
LIFE & HEALTH INSURANCE (0.52%)
 Aflac                                                          32,445               1,286,120
 Jefferson-Pilot                                                 8,920                 429,765
 Lincoln National                                               11,374                 497,044
 Principal Financial Group /3/                                  20,362                 692,104
 Torchmark                                                       7,100                 371,188
 UnumProvident                                                  18,901                 301,471
                                                                                     3,577,692
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                         10,921                 458,245
MACHINERY-CONSTRUCTION & MINING (0.23%)
 Caterpillar                                                    21,810               1,602,817
MACHINERY-FARM (0.14%)
 Deere                                                          15,880                 997,423
MACHINERY-GENERAL INDUSTRY (0.18%)
 Dover                                                          12,966                 514,491
 Ingersoll-Rand                                                 11,055                 759,368
                                                                                     1,273,859
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                     14,990                 363,358
MEDICAL INSTRUMENTS (1.23%)
 Biomet                                                         16,230                 713,958
 Boston Scientific /1/                                          53,272               2,038,187
 Guidant                                                        20,009               1,106,898
 Medtronic                                                      77,329               3,840,931
 St. Jude Medical /1/                                           11,238                 765,645
                                                                                     8,465,619
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                               6,600                 541,728
MEDICAL PRODUCTS (2.15%)
 Baxter International                                           39,100               1,175,737
 Becton Dickinson                                               16,157                 763,095
 Johnson & Johnson                                             189,373              10,466,646
 Stryker                                                        25,528               1,217,175
 Zimmer Holdings /1/                                            15,566               1,187,841
                                                                                    14,810,494
MEDICAL-BIOMEDICAL/GENE (1.05%)
 Amgen /1/                                                      81,121               4,614,162
 Biogen Idec /1/                                                21,674               1,300,440
 Chiron /1/                                                     12,054                 552,435
 Genzyme /1/                                                    14,450                 740,996
                                                                                     7,208,033
MEDICAL-DRUGS (5.88%)
 Abbott Laboratories                                            99,495               3,915,128
 Allergan                                                        8,379                 633,788
 Bristol-Myers Squibb                                          124,034               2,840,379
 Eli Lilly                                                      72,052               4,591,153
 Forest Laboratories /1/                                        23,594               1,186,542
 King Pharmaceuticals /1/                                       15,399                 173,855
 Medimmune /1/                                                  15,868                 365,599

                                                               Shares
                                                                Held                  Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                $
 Merck                                                       141,752               6,428,453
 Pfizer                                                      486,766              15,557,041
 Schering-Plough                                              93,893               1,827,158
 Wyeth                                                        85,066               3,011,336
                                                                                  40,530,432
MEDICAL-GENERIC DRUGS (0.06%)
 Mylan Laboratories                                           17,132                 253,896
 Watson Pharmaceutical /1/                                     6,945                 175,084
                                                                                     428,980
MEDICAL-HMO (0.79%)
 Aetna                                                         9,722                 834,148
 Anthem /1/                                                    8,843                 729,282
 Humana /1/                                                   10,301                 186,551
 UnitedHealth Group                                           42,578               2,678,156
 Wellpoint Health Networks /1/                                 9,929               1,003,822
                                                                                   5,431,959
MEDICAL-HOSPITALS (0.27%)
 HCA                                                          30,979               1,197,339
 Health Management Associates                                 15,505                 311,030
 Tenet Healthcare /1/                                         29,694                 331,979
                                                                                   1,840,348
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                    5,670                 177,187
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.23%)
 AmerisourceBergen                                             7,164                 387,286
 Cardinal Health                                              27,456               1,221,792
                                                                                   1,609,078
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                        5,531                 113,275
METAL-ALUMINUM (0.26%)
 Alcoa                                                        55,461               1,776,416
METAL-COPPER (0.07%)
 Phelps Dodge /1/                                              5,964                 464,834
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                               11,295                 393,631
MISCELLANEOUS INVESTING (0.36%)
 Apartment Investment & Management                             6,005                 191,980
 Equity Office Properties Trust                               25,747                 668,134
 Equity Residential Properties Trust                          17,874                 528,177
 Prologis Trust                                               11,570                 393,843
 Simon Property Group                                         13,275                 685,123
                                                                                   2,467,257
MONEY CENTER BANKS (2.84%)
 Bank of America                                             130,059              11,056,316
 JP Morgan Chase                                             227,312               8,485,557
                                                                                  19,541,873
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                              18,828               1,127,232
MULTI-LINE INSURANCE (2.97%)
 Allstate                                                     44,821               2,110,173

                                                                Shares
                                                                 Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                    $
 American International Group                                    166,383              11,754,959
 Cigna                                                             9,021                 559,392
 Cincinnati Financial                                             10,733                 428,032
 Hartford Financial Services Group                                18,628               1,212,683
 Loews                                                            11,833                 670,103
 MetLife                                                          48,217               1,719,900
 Prudential Financial                                             33,555               1,562,321
 Safeco                                                            8,887                 418,222
                                                                                      20,435,785
MULTIMEDIA (2.05%)
 Gannett                                                          17,383               1,445,223
 McGraw-Hill                                                      12,152                 912,129
 Meredith                                                          3,205                 169,480
 Time Warner /1/                                                 290,860               4,842,819
 Viacom                                                          110,527               3,712,602
 Walt Disney                                                     130,913               3,022,781
                                                                                      14,105,034
NETWORKING PRODUCTS (1.49%)
 Cisco Systems /1/                                               431,328               8,997,502
 Lucent Technologies /1/                                         273,387                 833,830
 Network Appliance /1/                                            22,169                 428,084
                                                                                      10,259,416
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                                      20,240                 187,017
 Waste Management                                                 37,033               1,042,109
                                                                                       1,229,126
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Pitney Bowes                                                     14,744                 622,197
 Xerox /1/                                                        51,049                 707,539
                                                                                       1,329,736
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                                    7,047                 426,837
OIL & GAS DRILLING (0.22%)
 Nabors Industries /1/                                             9,477                 440,680
 Noble /1/                                                         8,601                 333,031
 Rowan /1/                                                         6,749                 164,810
 Transocean Sedco Forex /1/                                       20,464                 581,178
                                                                                       1,519,699
OIL COMPANY-EXPLORATION & PRODUCTION (0.72%)
 Anadarko Petroleum                                               16,068                 960,706
 Apache                                                           20,747                 965,358
 Burlington Resources                                             25,308                 966,006
 Devon Energy                                                     15,297               1,062,989
 EOG Resources                                                     7,436                 472,558
 Kerr-McGee                                                        9,541                 500,902
                                                                                       4,928,519
OIL COMPANY-INTEGRATED (4.72%)
 Amerada Hess                                                      5,743                 478,679
 ChevronTexaco                                                    68,260               6,529,069
 ConocoPhillips                                                   43,751               3,446,266
 Exxon Mobil                                                     417,202              19,316,453
 Marathon Oil                                                     22,035                 830,058
 Occidental Petroleum                                             24,955               1,229,533

                                                                  Shares
                                                                   Held                Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                      $
 Unocal                                                             16,812                 651,633
                                                                                        32,481,691
OIL REFINING & MARKETING (0.17%)
 Ashland                                                             4,489                 234,640
 Sunoco                                                              4,821                 328,648
 Valero Energy                                                       8,212                 615,243
                                                                                         1,178,531
OIL-FIELD SERVICES (0.68%)
 Baker Hughes                                                       21,249                 856,335
 BJ Services /1/                                                    10,264                 509,710
 Halliburton                                                        28,078                 891,476
 Schlumberger                                                       37,584               2,417,403
                                                                                         4,674,924
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                       3,378                 208,051
PAPER & RELATED PRODUCTS (0.55%)
 Boise Cascade                                                       5,592                 180,342
 Georgia-Pacific                                                    16,264                 546,470
 International Paper                                                30,970               1,338,833
 Louisiana-Pacific                                                   6,941                 164,363
 MeadWestvaco                                                       12,856                 383,880
 Temple-Inland                                                       3,531                 240,991
 Weyerhaeuser                                                       15,384                 953,808
                                                                                         3,808,687
PHARMACY SERVICES (0.12%)
 Express Scripts /1/                                                 4,971                 326,098
 Medco Health Solutions /1/                                         17,291                 523,917
                                                                                           850,015
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                                      18,284                 484,343
PIPELINES (0.19%)
 Dynegy /1/                                                         24,174                 101,531
 El Paso                                                            40,891                 322,630
 Kinder Morgan                                                       7,915                 474,979
 Williams                                                           33,161                 402,906
                                                                                         1,302,046
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion                                          12,771                 192,842
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                              13,858                 439,853
PROPERTY & CASUALTY INSURANCE (0.70%)
 ACE                                                                18,063                 733,177
 Chubb                                                              12,103                 832,444
 Progressive                                                        13,869               1,062,643
 St. Paul                                                           42,556               1,577,551
 XL Capital                                                          8,811                 622,762
                                                                                         4,828,577
PUBLICLY TRADED INVESTMENT FUND (0.34%)
 iShares S&P 500 Index Fund                                         21,180               2,343,779
PUBLISHING-NEWSPAPERS (0.27%)
 Dow Jones                                                           5,218                 221,139

                                                                 Shares
                                                                  Held                Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                                    $
 Knight Ridder                                                     5,020                 330,266
 New York Times                                                    9,485                 394,576
 Tribune                                                          20,903                 887,332
                                                                                       1,833,313
REGIONAL BANKS (2.98%)
 Comerica                                                         11,052                 646,210
 Fifth Third Bancorp                                              35,906               1,772,320
 Huntington Bancshares                                            14,634                 357,948
 KeyCorp                                                          26,176                 789,992
 National City                                                    43,115               1,573,698
 PNC Financial Services Group                                     17,991                 910,345
 SunTrust Banks                                                   18,016               1,188,155
 U.S. Bancorp                                                    120,908               3,421,696
 Wachovia                                                         83,871               3,716,324
 Wells Fargo                                                     107,652               6,180,301
                                                                                      20,556,989
RETAIL-APPAREL & SHOE (0.33%)
 Gap                                                              57,427               1,303,593
 Limited                                                          30,063                 614,488
 Nordstrom                                                         8,875                 389,612
                                                                                       2,307,693
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                                      5,304                 409,469
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                   17,056                 274,943
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                            19,168                 678,355
RETAIL-BUILDING PRODUCTS (1.05%)
 Home Depot                                                      141,795               4,781,327
 Lowe's                                                           50,152               2,443,406
                                                                                       7,224,733
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                         20,700                 996,912
 Circuit City Stores                                              12,681                 178,802
 RadioShack                                                       10,260                 286,767
                                                                                       1,462,481
RETAIL-DISCOUNT (2.87%)
 Big Lots /1/                                                      7,348                  89,939
 Costco Wholesale                                                 29,280               1,190,525
 Dollar General                                                   21,032                 405,918
 Family Dollar Stores                                             10,941                 304,816
 Target                                                           58,271               2,540,616
 TJX                                                              31,573                 741,018
 Wal-Mart Stores                                                 273,589              14,502,953
                                                                                      19,775,785
RETAIL-DRUG STORE (0.50%)
 CVS                                                              25,345               1,061,195
 Walgreen                                                         65,359               2,379,068
                                                                                       3,440,263
RETAIL-JEWELRY (0.05%)
 Tiffany                                                           9,338                 333,833

                                                                Shares
                                                                 Held                  Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
                                                                                 $
 J.C. Penney                                                   17,997                 719,880
 May Department Stores                                         18,554                 492,238
 Sears Roebuck                                                 13,574                 497,894
                                                                                    1,710,012
RETAIL-OFFICE SUPPLIES (0.18%)
 Office Depot /1/                                              19,958                 327,311
 Staples                                                       31,730                 916,363
                                                                                    1,243,674
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Dillards                                                       5,328                 121,425
 Federated Department Stores                                   11,470                 549,643
 Kohl's /1/                                                    21,753                 995,417
                                                                                    1,666,485
RETAIL-RESTAURANTS (0.67%)
 Darden Restaurants                                            10,269                 219,038
 McDonald's                                                    80,317               2,208,718
 Starbucks /1/                                                 25,295               1,187,853
 Wendy's International                                          7,277                 260,298
 Yum! Brands /1/                                               18,462                 708,756
                                                                                    4,584,663
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                                 13,649                 224,663
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                           4,731                 110,942
 Goodyear Tire & Rubber /1/                                    11,186                 122,487
                                                                                      233,429
SAVINGS & LOANS-THRIFTS (0.63%)
 Charter One Financial                                         14,276                 633,997
 Golden West Financial                                          9,736               1,040,876
 Sovereign Bancorp                                             22,853                 497,510
 Washington Mutual                                             55,173               2,140,712
                                                                                    4,313,095
SCHOOLS (0.14%)
 Apollo Group /1/                                              11,264                 941,107
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Analog Devices                                                23,977                 951,887
 Linear Technology                                             19,738                 771,756
 Maxim Integrated Products                                     20,557                 988,791
                                                                                    2,712,434
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                                        107,542               1,824,988
 Kla-Tencor /1/                                                12,540                 516,773
 Novellus Systems /1/                                           9,432                 254,664
 Teradyne /1/                                                  12,375                 211,613
                                                                                    2,808,038
STEEL PRODUCERS (0.10%)
 Nucor                                                          5,035                 421,178
 United States Steel                                            7,227                 275,638
                                                                                      696,816
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         6,222                 124,751

                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.66%)
                                                                                   $
 ADC Telecommunications /1/                                      51,601                 123,842
 Andrew /1/                                                      10,249                 111,202
 Comverse Technology /1/                                         12,480                 212,909
 Qualcomm                                                        51,684               3,570,331
 Scientific-Atlanta                                               9,770                 300,427
 Tellabs /1/                                                     26,525                 236,338
                                                                                      4,555,049
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 CIENA /1/                                                       36,213                 102,121
 Corning /1/                                                     87,536               1,081,945
 JDS Uniphase /1/                                                91,870                 316,951
                                                                                      1,501,017
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                       28,304                 414,654
TELEPHONE-INTEGRATED (2.87%)
 ALLTEL                                                          19,659               1,022,268
 AT&T                                                            50,644                 764,724
 BellSouth                                                      117,017               3,169,991
 CenturyTel                                                       8,859                 274,540
 Citizens Communications /1/                                     18,337                 264,053
 Qwest Communications International /1/                         113,827                 442,787
 SBC Communications                                             211,271               5,353,607
 Sprint                                                          90,988               1,699,656
 Verizon Communications                                         176,723               6,810,905
                                                                                     19,802,531
TELEVISION (0.09%)
 Univision Communications /1/                                    20,631                 597,680
THERAPEUTICS (0.13%)
 Gilead Sciences /1/                                             13,639                 881,625
TOBACCO (1.02%)
 Altria Group                                                   130,825               6,227,270
 RJ Reynolds Tobacco Holdings                                     5,439                 391,336
 UST                                                             10,558                 400,676
                                                                                      7,019,282
TOOLS-HAND HELD (0.10%)
 Black & Decker                                                   5,051                 353,115
 Snap-On                                                          3,709                 119,096
 Stanley Works                                                    5,210                 220,904
                                                                                        693,115
TOYS (0.10%)
 Hasbro                                                          11,252                 204,449
 Mattel                                                          26,945                 472,076
                                                                                        676,525
TRANSPORT-RAIL (0.42%)
 Burlington Northern Santa Fe                                    23,659                 839,421
 CSX                                                             13,695                 428,654
 Norfolk Southern                                                25,011                 667,544
 Union Pacific                                                   16,530                 931,300
                                                                                      2,866,919
TRANSPORT-SERVICES (0.98%)
 FedEx                                                           19,056               1,560,305

                                                                Shares
                                                                 Held                   Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                                    $
 United Parcel Service                                            71,904               5,174,212
                                                                                       6,734,517
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                                    8,870                 226,451
TRUCKING & LEASING (0.03%)
 Ryder System                                                      4,172                 178,979
WEB PORTALS (0.38%)
 Yahoo /1/                                                        85,910               2,646,028
WIRELESS EQUIPMENT (0.35%)
 Motorola                                                        149,541               2,382,188
                                    TOTAL COMMON STOCKS                              658,505,381

                                                               Principal
                                                                 Amount                 Value
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.29%)
FINANCE-MORTGAGE LOAN/BANKER (4.29%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
                                                                     $                      $
  1.28%; 08/02/04                                             29,558,084               29,557,033
                                  TOTAL COMMERCIAL PAPER                               29,557,033
                                                                                     -------------

                    TOTAL PORTFOLIO INVESTMENTS (99.88%)                              688,062,414
CASH AND RECEIVABLES, NET OF LIABILITIES (0.12%)                                          800,550
                              TOTAL NET ASSETS (100.00%)                             $688,862,964
                                                                                     --------------

                                                                     Unrealized
Contract                          Opening          Current              Gain
  Type        Commitment       Market Value     Market Value           (Loss)

Futures Contracts

106 S&P 500       Buy          $29,644,613      $29,179,150       $(465,463)
September, 2004
Futures

1   Non-income producing security.
2 Security or ap ortion of the security was pledged to cover margin requirements for futures contracts.
3   Affiliated security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 75,706,342
Unrealized Depreciation                       (30,147,569)
                                             ------------
Net Unrealized Appreciation (Depreciation)     45,558,773
Cost for federal income tax purposes         $642,503,641


 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX BASIS)
                                         OCTOBER 31, 2003        PURCHASES            SALES
                                        ------------------  --------------------  ----------------
                                        SHARES     COST     SHARES        COST    SHARES  PROCEEDS
                                        -------  ---------  ------      --------  ------  --------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group            12,927   $380,604   7,435       $258,646    --       $--

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX BASIS)
                                                      JULY 31,2004
                                                    SHARES     COST
                                                    ------  ----------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                        20,362   $639,250


                                          REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                            DIVIDENDS       ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                            ---------     ------------------  ----------------------------
 LARGECAP S&P 500 INDEX
 FUND
   Principal Financial       $5,817               $--                      $--
 Group

                                       67

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.61%)
AEROSPACE & DEFENSE EQUIPMENT (2.32%)
                                                                            $
 General Dynamics                                         12,920               1,276,754
 United Technologies                                      12,510               1,169,685
                                                                               2,446,439
AUTO-CARS & LIGHT TRUCKS (1.11%)
 Ford Motor                                               79,910               1,176,275
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.47%)
 Paccar                                                   25,960               1,556,562
BEVERAGES-NON-ALCOHOLIC (1.44%)
 Coca-Cola                                                23,660               1,037,728
 PepsiAmericas                                            25,911                 486,349
                                                                               1,524,077
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.91%)
 Florida Rock Industries                                  22,460                 964,208
BUILDING-RESIDENTIAL & COMMERCIAL (1.45%)
 Centex                                                   18,550                 786,891
 MDC Holdings                                             11,040                 741,336
                                                                               1,528,227
CELLULAR TELECOMMUNICATIONS (2.52%)
 Nextel Communications /1/                                87,180               1,984,217
 Western Wireless /1/                                     25,560                 674,528
                                                                               2,658,745
COMMERCIAL BANKS (2.54%)
 Hudson United Bancorp                                    16,470                 564,098
 Marshall & Ilsley                                        29,720               1,141,545
 UnionBanCal                                              16,909                 981,567
                                                                               2,687,210
CONTAINERS-METAL & GLASS (1.13%)
 Ball                                                     16,514               1,191,981
CONTAINERS-PAPER & PLASTIC (0.86%)
 Bemis                                                    34,410                 911,177
COSMETICS & TOILETRIES (2.10%)
 Avon Products                                            24,580               1,057,186
 Procter & Gamble                                         22,270               1,161,380
                                                                               2,218,566
DIVERSIFIED MANUFACTURING OPERATIONS (3.80%)
 General Electric                                        120,840               4,017,930
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.51%)
 Cendant                                                  69,720               1,595,194
ELECTRIC-INTEGRATED (4.70%)
 Alliant Energy                                           49,937               1,293,868
 Constellation Energy Group                               26,460               1,020,033
 Exelon                                                   38,990               1,360,751
 TXU                                                      32,400               1,284,984
                                                                               4,959,636
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.67%)
 Sanmina /1/                                              97,060                 712,420
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.69%)
 Fairchild Semiconductor International /1/                55,030                 808,391

                                                           Shares
                                                            Held                 Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                            $
 International Rectifier /1/                              24,860                 974,512
                                                                               1,782,903
ELECTRONIC MEASUREMENT INSTRUMENTS (0.93%)
 Agilent Technologies /1/                                 41,140                 979,543
ELECTRONIC PARTS DISTRIBUTION (1.36%)
 Arrow Electronics /1/                                    33,800                 799,708
 Avnet /1/                                                32,790                 636,782
                                                                               1,436,490
FINANCE-CREDIT CARD (2.00%)
 Capital One Financial                                    15,600               1,081,392
 MBNA                                                     41,590               1,026,857
                                                                               2,108,249
FINANCE-INVESTMENT BANKER & BROKER (6.18%)
 Citigroup                                                78,854               3,476,673
 Friedman, Billings, Ramsey Group                         52,730                 867,408
 Goldman Sachs Group                                      12,552               1,106,961
 Lehman Brothers Holdings                                 15,429               1,081,573
                                                                               6,532,615
FINANCE-MORTGAGE LOAN/BANKER (1.12%)
 Countrywide Credit Industries                            16,330               1,177,393
FOOD-FLOUR & GRAIN (0.88%)
 Archer Daniels Midland                                   60,360                 931,355
FOOD-MEAT PRODUCTS (0.68%)
 Hormel Foods                                             24,265                 720,185
GAS-DISTRIBUTION (0.96%)
 Sempra Energy                                            28,390               1,014,942
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.80%)
 Franklin Resources                                       17,470                 842,927
LIFE & HEALTH INSURANCE (0.69%)
 Lincoln National                                         16,660                 728,042
MACHINERY-CONSTRUCTION & MINING (1.22%)
 Caterpillar                                              17,530               1,288,280
MACHINERY-FARM (1.11%)
 Deere                                                    18,720               1,175,803
MEDICAL INSTRUMENTS (0.77%)
 Boston Scientific /1/                                    21,180                 810,347
MEDICAL-GENERIC DRUGS (0.65%)
 Eon Labs /1/                                             23,580                 686,650
MEDICAL-HMO (0.68%)
 Pacificare Health Systems /1/                            23,330                 713,198
MISCELLANEOUS INVESTING (2.40%)
 Capital Automotive                                       25,790                 747,652
 General Growth Properties                                29,190                 878,035
 Kimco Realty                                             18,790                 903,799
                                                                               2,529,486
MONEY CENTER BANKS (5.09%)
 Bank of America                                          38,327               3,258,178

                                                           Shares
                                                            Held                Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                            $
 JP Morgan Chase                                          56,778               2,119,523
                                                                               5,377,701
MULTI-LINE INSURANCE (4.11%)
 Allstate                                                 35,323               1,663,007
 American International Group                             22,370               1,580,440
 Hartford Financial Services Group                        16,840               1,096,284
                                                                               4,339,731
MULTIMEDIA (2.80%)
 Belo                                                     26,810                 626,818
 Media General                                            14,080                 841,421
 Time Warner /1/                                          89,620               1,492,173
                                                                               2,960,412
OIL COMPANY-EXPLORATION & PRODUCTION (2.59%)
 Apache                                                   19,200                 893,376
 Chesapeake Energy                                        87,164               1,337,968
 Cimarex Energy /1/                                       15,380                 500,311
                                                                               2,731,655
OIL COMPANY-INTEGRATED (8.89%)
 ChevronTexaco                                            22,137               2,117,404
 ConocoPhillips                                           19,639               1,546,964
 Exxon Mobil                                              78,369               3,628,485
 Marathon Oil                                             25,650                 966,235
 Occidental Petroleum                                     23,043               1,135,329
                                                                               9,394,417
PAPER & RELATED PRODUCTS (1.12%)
 Weyerhaeuser                                             19,160               1,187,920
PIPELINES (0.88%)
 Questar                                                  22,561                 924,550
PUBLICLY TRADED INVESTMENT FUND (3.84%)
 iShares Russell 1000 Value Index Fund                    68,700               4,060,170
RECYCLING (0.35%)
 Metal Management /1/                                     18,958                 367,596
REGIONAL BANKS (4.98%)
 Comerica                                                 18,380               1,074,679
 KeyCorp                                                  38,740               1,169,173
 SunTrust Banks                                           15,870               1,046,627
 Wachovia                                                 44,424               1,968,427
                                                                               5,258,906
RESPIRATORY PRODUCTS (0.70%)
 Respironics /1/                                          13,320                 742,190
RETAIL-DRUG STORE (0.82%)
 Rite Aid /1/                                            176,600                 867,106
RETAIL-REGIONAL DEPARTMENT STORE (2.02%)
 Federated Department Stores                              23,250               1,114,140
 Neiman Marcus Group                                      18,770               1,023,903
                                                                               2,138,043
RETAIL-RESTAURANTS (1.21%)
 McDonald's                                               46,290               1,272,975

                                                             Shares
                                                              Held              Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.58%)
                                                                            $
 Independence Community Bank                              16,370                 611,256
STEEL PRODUCERS (0.86%)
 Schnitzer Steel Industries                               29,280                 905,630
TELEPHONE-INTEGRATED (3.03%)
 BellSouth                                                38,690               1,048,112
 IDT /1/                                                  18,970                 294,035
 SBC Communications                                       21,620                 547,851
 Verizon Communications                                   34,031               1,311,555
                                                                               3,201,553
TELEVISION (0.46%)
 Hearst-Argyle Television                                 21,620                 489,261
TOBACCO (0.88%)
 Altria Group                                             19,570                 931,532
TRANSPORT-AIR FREIGHT (0.96%)
 CNF                                                      24,490               1,010,457
WIRELESS EQUIPMENT (0.79%)
 Motorola                                                 52,200                 831,546
                                  TOTAL COMMON STOCKS                        105,211,662

                                                            Principal
                                                              Amount            Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.08%)
FINANCE-MORTGAGE LOAN/BANKER (1.08%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                  $
  1.28%; 08/02/04                                          1,143,947           1,143,907
                                TOTAL COMMERCIAL PAPER                         1,143,907
                                                                           ---------------

                 TOTAL PORTFOLIO INVESTMENTS (100.69%)                       106,355,569
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.69%)                               (724,449)
                            TOTAL NET ASSETS (100.00%)                      $105,631,120
                                                                           ---------------

/1/  Non-income producing security6.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held yb the fund as of the period end were as follows:

Unrealized Appreciation                                 $  7,380,924
Unrealized Depreciation                                   (3,848,797)
                                                        -------------
Net Unrealized Appreciation (Depreciation)                 3,532,127
Cost for federal income tax purposes                    $102,823,442

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                               Shares
                                                                Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.57%)
ADVERTISING AGENCIES (0.85%)
                                                                                $
 Interpublic Group /1/                                        48,032                614,329
AEROSPACE & DEFENSE (1.24%)
 Raytheon                                                     16,980                569,679
 Rockwell Collins                                              9,650                330,223
                                                                                    899,902
AEROSPACE & DEFENSE EQUIPMENT (1.29%)
 Alliant Techsystems /1/                                      14,847                934,767
AGRICULTURAL OPERATIONS (0.58%)
 Delta & Pine Land                                            18,737                420,646
APPAREL MANUFACTURERS (0.80%)
 Polo Ralph Lauren                                            17,491                576,503
APPLICATIONS SOFTWARE (0.91%)
 Intuit /1/                                                   17,599                658,907
AUDIO & VIDEO PRODUCTS (0.65%)
 Polycom /1/                                                  24,300                468,504
BEVERAGES-NON-ALCOHOLIC (0.28%)
 Coca-Cola Enterprises                                         9,843                200,797
BROADCASTING SERVICES & PROGRAMMING (1.17%)
 Liberty Media /1/                                           100,103                848,873
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.70%)
 Vulcan Materials                                             10,685                508,820
BUILDING PRODUCTS-WOOD (0.49%)
 Rayonier                                                      8,073                355,051
CABLE TV (0.22%)
 Liberty Media International /1/                               5,005                156,056
 Liberty Media International - Rights /1/                      1,001                  6,016
                                                                                    162,072
CASINO HOTELS (1.08%)
 Harrah's Entertainment                                       16,789                780,521
CASINO SERVICES (0.49%)
 International Game Technology                                10,846                350,760
COMMERCIAL BANKS (6.51%)
 M&T Bank                                                     10,111                942,648
 Marshall & Ilsley                                            11,041                424,085
 North Fork Bancorp.                                          20,264                791,309
 SouthTrust                                                   13,530                524,829
 TCF Financial                                                31,912              1,927,485
 Westamerica Bancorp.                                          1,932                 98,010
                                                                                  4,708,366
COMMERCIAL SERVICE-FINANCE (1.36%)
 Dun & Bradstreet /1/                                         11,377                638,705
 MoneyGram International /1/                                  18,267                341,593
                                                                                    980,298
COMMERCIAL SERVICES (3.08%)
 Arbitron /1/                                                 25,113                864,641
 Magellan Health Services /1/                                 12,472                424,422
 ServiceMaster                                                43,643                509,750

                                                              Shares
                                                               Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                                $
 Weight Watchers International /1/                            11,040                427,690
                                                                                  2,226,503
COMPUTER SERVICES (3.27%)
 Ceridian /1/                                                 34,117                614,106
 DST Systems /1/                                              24,225              1,103,691
 Sungard Data Systems /1/                                     11,448                266,853
 Unisys /1/                                                   36,949                378,358
                                                                                  2,363,008
COMPUTERS-INTEGRATED SYSTEMS (2.94%)
 Diebold                                                       9,570                441,177
 NCR /1/                                                      16,133                749,055
 Synopsys /1/                                                 36,909                933,429
                                                                                  2,123,661
COMPUTERS-MEMORY DEVICES (1.57%)
 Storage Technology /1/                                       45,453              1,134,052
COMPUTERS-PERIPHERAL EQUIPMENT (1.77%)
 Lexmark International /1/                                    14,477              1,281,214
COSMETICS & TOILETRIES (0.30%)
 International Flavors & Fragrances                            5,904                215,732
DATA PROCESSING & MANAGEMENT (1.55%)
 Certegy                                                       8,979                340,394
 Reynolds & Reynolds                                          16,384                362,087
 SEI Investments                                              13,517                414,566
                                                                                  1,117,047
DENTAL SUPPLIES & EQUIPMENT (0.82%)
 Dentsply International                                       12,179                592,265
DIVERSIFIED MANUFACTURING OPERATIONS (0.71%)
 ITT Industries                                                2,280                182,286
 Lancaster Colony                                              8,300                334,324
                                                                                    516,610
ELECTRIC-INTEGRATED (2.18%)
 Ameren                                                       18,615                831,904
 Duquesne Light Holdings                                      16,468                312,398
 Scana                                                        11,706                428,674
                                                                                  1,572,976
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.22%)
 Gentex                                                       24,608                880,966
FOOD-CANNED (0.80%)
 Del Monte Foods /1/                                          54,622                575,716
FOOD-CONFECTIONERY (0.12%)
 Tootsie Roll Industries                                       3,079                 90,215
FOOD-DAIRY PRODUCTS (0.58%)
 Dean Foods /1/                                               11,241                415,692
FOOD-MISCELLANEOUS/DIVERSIFIED (0.95%)
 McCormick                                                    19,250                688,572
GOLD MINING (0.65%)
 Newmont Mining                                               11,668                472,204

                                                               Shares
                                                                Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.47%)
                                                                                $
 First Health Group /1/                                       24,178                338,976
HOME FURNISHINGS (0.71%)
 Ethan Allen Interiors                                        13,761                511,221
HOSPITAL BEDS & EQUIPMENT (0.97%)
 Hillenbrand Industries                                       12,362                702,038
HOTELS & MOTELS (0.23%)
 Choice Hotels International                                   3,139                165,111
INSURANCE BROKERS (1.95%)
 Aon                                                          35,360                934,919
 Arthur J. Gallagher                                          15,263                472,695
                                                                                  1,407,614
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.66%)
 Eaton Vance                                                  10,817                410,397
 Federated Investors                                          16,113                452,936
 Nuveen Investments                                           13,264                336,906
                                                                                  1,200,239
LIFE & HEALTH INSURANCE (1.47%)
 Aflac                                                        13,081                518,531
 Torchmark                                                    10,462                546,953
                                                                                  1,065,484
LOTTERY SERVICES (0.89%)
 GTECH Holdings                                               15,178                643,092
MACHINERY-GENERAL INDUSTRY (0.47%)
 Dover                                                         8,535                338,669
MACHINERY-PRINT TRADE (0.62%)
 Zebra Technologies /1/                                        5,425                448,268
MACHINERY-PUMPS (0.37%)
 Graco                                                         8,505                267,737
MEDICAL INFORMATION SYSTEM (1.62%)
 IMS Health                                                   48,333              1,171,592
MEDICAL INSTRUMENTS (3.62%)
 Beckman Coulter                                              12,771                704,576
 Biomet                                                       14,064                618,675
 Edwards Lifesciences /1/                                     12,354                434,490
 Guidant                                                      15,518                858,456
                                                                                  2,616,197
MEDICAL LABORATORY & TESTING SERVICE (0.78%)
 Laboratory Corp. of America Holdings /1/                     14,458                566,175
MEDICAL PRODUCTS (0.77%)
 Becton Dickinson                                             11,778                556,275
MEDICAL-DRUGS (0.80%)
 Medimmune /1/                                                25,040                576,922
MEDICAL-HMO (0.93%)
 Anthem /1/                                                    3,198                263,739
 UnitedHealth Group                                            6,473                407,133
                                                                                    670,872

                                                               Shares
                                                                Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.44%)
                                                                                $
 Health Management Associates                                 15,877                318,493
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Lincare Holdings /1/                                          6,704                214,126
METAL-DIVERSIFIED (0.99%)
 Freeport-McMoran Copper & Gold                               20,532                715,540
MISCELLANEOUS INVESTING (2.78%)
 AMB Property                                                 12,619                443,432
 Federal Realty Investment Trust                               9,905                417,991
 Kimco Realty                                                 15,135                727,993
 Prologis Trust                                               12,280                418,011
                                                                                  2,007,427
MULTI-LINE INSURANCE (0.89%)
 Loews                                                        11,400                645,582
MULTIMEDIA (1.22%)
 Belo                                                         18,885                441,531
 E.W. Scripps                                                  4,318                442,250
                                                                                    883,781
NETWORKING PRODUCTS (0.41%)
 3Com /1/                                                     60,220                296,885
NON-HAZARDOUS WASTE DISPOSAL (2.56%)
 Republic Services                                            46,996              1,344,086
 Waste Management                                             18,031                507,392
                                                                                  1,851,478
OFFICE AUTOMATION & EQUIPMENT (0.51%)
 Pitney Bowes                                                  8,721                368,026
OIL COMPANY-EXPLORATION & PRODUCTION (3.37%)
 Apache                                                       12,855                598,143
 Burlington Resources                                         14,215                542,587
 Pioneer Natural Resources                                    16,139                581,811
 XTO Energy                                                   23,886                714,191
                                                                                  2,436,732
OIL COMPANY-INTEGRATED (0.98%)
 Marathon Oil                                                 18,845                709,891
OIL-FIELD SERVICES (1.50%)
 BJ Services /1/                                              14,196                704,974
 Weatherford International /1/                                 8,167                382,052
                                                                                  1,087,026
PAPER & RELATED PRODUCTS (0.48%)
 Boise Cascade                                                10,773                347,429
PHOTO EQUIPMENT & SUPPLIES (0.63%)
 Eastman Kodak                                                17,305                458,409
PIPELINES (1.87%)
 Equitable Resources                                          10,241                525,158
 Questar                                                      20,117                824,395
                                                                                  1,349,553
POWER CONVERTER & SUPPLY EQUIPMENT (0.90%)
 American Power Conversion                                    42,900                647,790

                                                               Shares
                                                                Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (3.14%)
                                                                                $
 Fidelity National Financial                                  24,519                888,814
 Leucadia National                                            16,122                830,122
 Mercury General                                              11,698                551,326
                                                                                  2,270,262
PUBLISHING-NEWSPAPERS (0.61%)
 Knight Ridder                                                 6,751                444,148
REAL ESTATE OPERATOR & DEVELOPER (1.04%)
 Catellus Development                                         18,004                450,100
 Forest City Enterprises                                       3,592                188,221
 St. Joe                                                       2,578                110,905
                                                                                    749,226
REINSURANCE (1.52%)
 Everest Re Group                                             14,969              1,099,922
RETAIL-APPAREL & SHOE (0.77%)
 Ross Stores                                                  23,967                554,836
RETAIL-DISCOUNT (1.38%)
 Costco Wholesale                                             12,514                508,819
 TJX                                                          20,746                486,909
                                                                                    995,728
RETAIL-HOME FURNISHINGS (0.40%)
 Pier 1 Imports                                               15,927                285,571
RETAIL-JEWELRY (0.37%)
 Tiffany                                                       7,486                267,624
RETAIL-REGIONAL DEPARTMENT STORE (0.76%)
 Neiman Marcus Group                                          10,067                549,155
RETAIL-RESTAURANTS (1.27%)
 Yum! Brands /1/                                              23,895                917,329
SAVINGS & LOANS-THRIFTS (0.86%)
 Charter One Financial                                        13,931                618,676
TELECOMMUNICATION EQUIPMENT (0.45%)
 Comverse Technology /1/                                      19,102                325,880
TELEPHONE-INTEGRATED (1.82%)
 Citizens Communications /1/                                  57,244                824,314
 IDT /1/                                                      17,391                273,908
 Telephone & Data Systems                                      2,878                218,440
                                                                                  1,316,662
TEXTILE-HOME FURNISHINGS (1.10%)
 Mohawk Industries /1/                                        10,803                794,453
TOBACCO (1.40%)
 UST                                                          26,723              1,014,138
TOYS (0.72%)
 Mattel                                                       29,564                517,961
TRANSPORT-TRUCK (0.67%)
 Heartland Express                                            17,815                481,183
                                   TOTAL COMMON STOCKS                           70,522,953

                                                             Principal
                                                               Amount             Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.50%)
FINANCE-MORTGAGE LOAN/BANKER (2.50%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                    $
  1.28%; 08/02/04                                          1,811,335              1,811,289
                                TOTAL COMMERCIAL PAPER                            1,811,289
                                                                                -----------

                 TOTAL PORTFOLIO INVESTMENTS (100.07%)                           72,334,242
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.07%)                                   (54,132)
                            TOTAL NET ASSETS (100.00%)                          $72,280,110
                                                                               --------------

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investmetns held by the fund as of the period end were as follows:

Unrealized Appreciation                                    $ 8,526,440
Unrealized Depreciation                                     (2,665,530)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                   5,860,910
Cost for federal income tax purposes                       $66,473,332

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

                                                              Shares
                                                               Held           Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.31%)
AGRICULTURAL OPERATIONS (0.92%)
                                                                           $
 Monsanto                                                 5,302                192,251
APPAREL MANUFACTURERS (1.37%)
 Coach /1/                                                6,722                287,634
APPLIANCES (0.98%)
 Whirlpool                                                3,286                205,178
APPLICATIONS SOFTWARE (1.56%)
 Citrix Systems /1/                                       7,710                135,850
 Intuit /1/                                               5,125                191,880
                                                                               327,730
AUDIO & VIDEO PRODUCTS (0.52%)
 Polycom /1/                                              5,668                109,279
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.74%)
 Autoliv                                                  3,667                154,344
BEVERAGES-NON-ALCOHOLIC (0.69%)
 Coca-Cola Enterprises                                    7,072                144,269
BROADCASTING SERVICES & PROGRAMMING (1.68%)
 Clear Channel Communications                             3,875                138,338
 Fox Entertainment Group /1/                              7,879                212,969
                                                                               351,307
BUILDING PRODUCTS-AIR & HEATING (1.35%)
 American Standard /1/                                    7,471                283,076
BUILDING-RESIDENTIAL & COMMERCIAL (0.99%)
 Pulte                                                    3,784                206,720
CASINO HOTELS (0.89%)
 MGM Mirage /1/                                           4,244                187,373
CASINO SERVICES (0.40%)
 International Game Technology                            2,574                 83,243
CELLULAR TELECOMMUNICATIONS (1.21%)
 Nextel Communications /1/                                5,006                113,936
 Western Wireless /1/                                     5,261                138,838
                                                                               252,774
COMMERCIAL BANKS (1.13%)
 Zions Bancorp                                            3,903                236,132
COMMERCIAL SERVICE-FINANCE (1.47%)
 Dun & Bradstreet /1/                                     5,500                308,770
COMPUTER AIDED DESIGN (1.11%)
 Autodesk                                                 5,813                233,683
COMPUTER SERVICES (1.97%)
 DST Systems /1/                                          5,839                266,025
 Unisys /1/                                              14,318                146,616
                                                                               412,641
COMPUTERS-PERIPHERAL EQUIPMENT (1.51%)
 Lexmark International /1/                                3,588                317,538
CONSULTING SERVICES (0.86%)
 Accenture /1/                                            7,337                180,710

                                                            Shares
                                                             Held              Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.85%)
                                                                           $
 Ball                                                     2,456                177,274
COSMETICS & TOILETRIES (1.10%)
 Avon Products                                            5,338                229,587
DATA PROCESSING & MANAGEMENT (2.51%)
 Certegy                                                  7,718                292,589
 Global Payments                                          5,109                233,226
                                                                               525,815
DIAGNOSTIC EQUIPMENT (0.96%)
 Gen-Probe /1/                                            5,384                201,469
DIRECT MARKETING (0.68%)
 Harte-Hanks                                              5,890                142,302
DISPOSABLE MEDICAL PRODUCTS (1.30%)
 C.R. Bard                                                4,955                273,516
DIVERSIFIED MANUFACTURING OPERATIONS (1.66%)
 Carlisle                                                 2,146                136,250
 ITT Industries                                           2,655                212,267
                                                                               348,517
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.15%)
 Cendant                                                 10,539                241,132
E-MARKETING-INFORMATION (0.47%)
 Digital River /1/                                        3,508                 98,575
ELECTRIC-GENERATION (0.42%)
 AES /1/                                                  9,039                 87,226
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.41%)
 Sanmina /1/                                             11,678                 85,717
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.44%)
 Fairchild Semiconductor International /1/               12,600                185,094
 International Rectifier /1/                              2,237                 87,690
 Microchip Technology                                     7,892                228,631
 PMC - Sierra /1/                                        18,428                218,925
                                                                               720,340
ELECTRONIC CONNECTORS (1.09%)
 Amphenol /1/                                             7,259                228,150
ELECTRONIC FORMS (0.75%)
 Adobe Systems                                            3,728                157,247
ELECTRONIC MEASUREMENT INSTRUMENTS (0.86%)
 Agilent Technologies /1/                                 7,609                181,170
ELECTRONIC PARTS DISTRIBUTION (0.85%)
 Arrow Electronics /1/                                    7,560                178,870
ENGINES-INTERNAL COMBUSTION (1.13%)
 Briggs & Stratton                                        2,840                237,140
ENTERTAINMENT SOFTWARE (0.91%)
 Activision /1/                                          12,989                190,289
FINANCE-CREDIT CARD (0.66%)
 Capital One Financial                                    1,994                138,224

                                                            Shares
                                                             Held              Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (2.25%)
                                                                           $
 Goldman Sachs Group                                      2,205                194,459
 Legg Mason                                               3,521                276,539
                                                                               470,998
HEALTH CARE COST CONTAINMENT (0.44%)
 Caremark Rx /1/                                          3,031                 92,446
HUMAN RESOURCES (0.50%)
 Labor Ready /1/                                          7,506                105,234
INSTRUMENTS-SCIENTIFIC (0.51%)
 Waters /1/                                               2,420                106,190
INTERNET BROKERS (0.59%)
 E*trade Group /1/                                       11,214                124,139
INTERNET CONTENT-INFORMATION & NEWS (0.28%)
 Ask Jeeves /1/                                           1,991                 57,898
INTERNET SECURITY (0.68%)
 Symantec /1/                                             3,032                141,776
MACHINERY-CONSTRUCTION & MINING (0.72%)
 Terex /1/                                                3,881                151,010
MACHINERY-FARM (0.79%)
 Deere                                                    2,623                164,751
MACHINERY-PUMPS (1.23%)
 Graco                                                    8,203                258,230
MEDICAL INFORMATION SYSTEM (1.39%)
 IMS Health                                              11,996                290,783
MEDICAL INSTRUMENTS (1.50%)
 Beckman Coulter                                          4,556                251,354
 Boston Scientific /1/                                    1,622                 62,058
                                                                               313,412
MEDICAL LABORATORY & TESTING SERVICE (1.26%)
 Laboratory Corp. of America Holdings /1/                 6,728                263,469
MEDICAL-BIOMEDICAL/GENE (2.61%)
 Affymetrix /1/                                           5,365                144,909
 Genzyme /1/                                              4,396                225,427
 Invitrogen /1/                                           3,373                177,015
                                                                               547,351
MEDICAL-DRUGS (0.99%)
 Pfizer                                                   6,484                207,229
MEDICAL-GENERIC DRUGS (1.09%)
 Eon Labs /1/                                             3,591                104,570
 Watson Pharmaceutical /1/                                4,929                124,260
                                                                               228,830
MEDICAL-HMO (2.38%)
 Aetna                                                    2,226                190,991
 Anthem /1/                                               1,247                102,840
 Coventry Health Care /1/                                 4,031                206,024
                                                                               499,855
MEDICAL-HOSPITALS (0.64%)
 VCA Antech /1/                                           3,216                135,169

                                                             Shares
                                                              Held             Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.70%)
                                                                           $
 Phelps Dodge /1/                                         1,884                146,839
MULTI-LINE INSURANCE (1.08%)
 Hartford Financial Services Group                        3,491                227,264
MULTIMEDIA (1.01%)
 Belo                                                     9,049                211,566
NETWORKING PRODUCTS (0.47%)
 Network Appliance /1/                                    5,124                 98,944
OIL COMPANY-EXPLORATION & PRODUCTION (2.02%)
 Chesapeake Energy                                       13,068                200,594
 Newfield Exploration /1/                                 3,779                223,225
                                                                               423,819
OIL FIELD MACHINERY & EQUIPMENT (2.16%)
 FMC Technologies /1/                                     7,041                211,230
 Smith International /1/                                  4,159                242,387
                                                                               453,617
OIL-FIELD SERVICES (1.16%)
 BJ Services /1/                                          4,911                243,880
OPTICAL SUPPLIES (0.80%)
 Bausch & Lomb                                            2,731                168,202
PAPER & RELATED PRODUCTS (0.89%)
 Temple-Inland                                            2,740                187,005
PUBLICLY TRADED INVESTMENT FUND (4.29%)
 iShares Russell Midcap Growth Index Fund                 6,135                445,463
 iShares S&P MidCap 400/BARRA Growth Index
  Fund                                                    3,825                453,836
                                                                               899,299
RECYCLING (0.49%)
 Metal Management /1/                                     5,293                102,631
RESPIRATORY PRODUCTS (0.84%)
 Respironics /1/                                          3,172                176,744
RETAIL-APPAREL & SHOE (4.79%)
 AnnTaylor Stores /1/                                    10,101                271,111
 Chico's FAS /1/                                          6,336                265,288
 Claire's Stores                                         10,112                233,082
 Nordstrom                                                5,344                234,601
                                                                             1,004,082
RETAIL-ARTS & CRAFTS (1.18%)
 Michaels Stores                                          4,590                247,998
RETAIL-AUTO PARTS (1.29%)
 Advance Auto Parts /1/                                   7,278                270,159
RETAIL-DRUG STORE (0.64%)
 Rite Aid /1/                                            27,345                134,264
RETAIL-OFFICE SUPPLIES (1.21%)
 Staples                                                  8,817                254,635
RETAIL-PET FOOD & SUPPLIES (1.05%)
 PETsMART                                                 7,096                220,047

                                                            Shares
                                                              Held              Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (2.22%)
                                                                                $
 Wendy's International                                         4,062                145,298
 Yum! Brands /1/                                               8,334                319,942
                                                                                    465,240
SCHOOLS (0.53%)
 Corinthian Colleges /1/                                       5,968                111,721
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.48%)
 Cypress Semiconductor /1/                                    14,079                159,656
 Linear Technology                                             3,831                149,792
                                                                                    309,448
SEMICONDUCTOR EQUIPMENT (1.02%)
 Mykrolis /1/                                                  1,366                 13,660
 Teradyne /1/                                                 11,729                200,566
                                                                                    214,226
TELECOMMUNICATION EQUIPMENT (2.73%)
 Adtran                                                        7,927                211,730
 Plantronics /1/                                               4,558                176,303
 Tellabs /1/                                                  20,705                184,482
                                                                                    572,515
TELECOMMUNICATION SERVICES (0.00%)
 McLeodUSA /1/ /2/                                           109,825                      -
THERAPEUTICS (0.86%)
 Gilead Sciences /1/                                           1,445                 93,405
 ImClone Systems /1/                                           1,479                 87,143
                                                                                    180,548
                              TOTAL COMMON STOCKS                                20,400,675

                                                            Principal
                                                              Amount            Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.68%)
FINANCE-MORTGAGE LOAN/BANKER (2.68%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                   $
  1.28%; 08/02/04                                              562,574                562,554
                                  TOTAL COMMERCIAL PAPER                              562,554
                                                                                   -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.99%)                          20,963,229
CASH AND RECEIVABLES, NET OF LIABILITIES (0.01%)                                        2,095
                               TOTAL NET ASSETS (100.00%)                         $20,965,324
                                                                                -------------

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   961,451
Unrealized Depreciation                       (1,000,593)
                                             -----------
Net Unrealized Appreciation (Depreciation)       (39,142)
Cost for federal income tax purposes         $21,002,371

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           JULY 31, 2004 (UNAUDITED)

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (94.99%)
AEROSPACE & DEFENSE (0.10%)
                                                                              $
 Titan /1/                                                   4,374                52,357
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 Alliant Techsystems /1/                                     1,940               122,142
 Sequa /1/                                                     539                28,136
                                                                                 150,278
AGRICULTURAL CHEMICALS (0.15%)
 IMC Global                                                  6,038                82,419
AIRLINES (0.38%)
 AirTran Holdings /1/                                        4,479                49,941
 Alaska Air Group /1/                                        1,397                29,099
 JetBlue Airways /1/                                         5,344               127,241
                                                                                 206,281
APPAREL MANUFACTURERS (0.76%)
 Coach /1/                                                   9,810               419,770
APPLICATIONS SOFTWARE (0.31%)
 Keane /1/                                                   3,306                48,830
 National Instruments                                        4,110               119,395
                                                                                 168,225
AUCTION HOUSE & ART DEALER (0.10%)
 Sotheby's Holdings /1/                                      3,275                52,335
AUDIO & VIDEO PRODUCTS (0.72%)
 Harman International Industries                             3,443               295,168
 Polycom /1/                                                 5,207               100,391
                                                                                 395,559
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.92%)
 ArvinMeritor                                                3,617                71,870
 BorgWarner                                                  2,904               137,040
 Lear                                                        3,594               198,137
 Modine Manufacturing                                        1,793                53,180
 Superior Industries International                           1,388                45,374
                                                                                 505,601
BATTERIES & BATTERY SYSTEMS (0.30%)
 Energizer Holdings /1/                                      4,275               162,878
BEVERAGES-NON-ALCOHOLIC (0.24%)
 PepsiAmericas                                               7,156               134,318
BEVERAGES-WINE & SPIRITS (0.38%)
 Constellation Brands /1/                                    5,569               210,954
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.12%)
 Dycom Industries /1/                                        2,530                68,158
BUILDING PRODUCTS-AIR & HEATING (0.14%)
 York International                                          2,154                76,639
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Martin Marietta Materials                                   2,513               109,944
BUILDING PRODUCTS-WOOD (0.21%)
 Rayonier                                                    2,582               113,556
BUILDING-HEAVY CONSTRUCTION (0.07%)
 Granite Construction                                        2,168                38,569

                                                             Shares
                                                              Held             Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MAINTENANCE & SERVICE (0.10%)
                                                                              $
 Rollins                                                     2,369                54,842
BUILDING-RESIDENTIAL & COMMERCIAL (1.88%)
 DR Horton                                                  12,148               335,649
 Hovnanian Enterprises /1/                                   3,187                98,893
 Lennar                                                      8,135               347,202
 Ryland Group                                                1,256                97,240
 Toll Brothers /1/                                           3,875               153,992
                                                                               1,032,976
CAPACITORS (0.08%)
 Kemet /1/                                                   4,510                45,506
CASINO HOTELS (1.08%)
 Boyd Gaming                                                 4,476               117,674
 Caesars Entertainment /1/                                  16,026               236,063
 Mandalay Resort Group                                       3,517               237,398
                                                                                 591,135
CHEMICALS-DIVERSIFIED (0.57%)
 FMC /1/                                                     1,895                83,286
 Lyondell Chemical                                           9,273               168,583
 Olin                                                        3,622                62,588
                                                                                 314,457
CHEMICALS-SPECIALTY (1.02%)
 Albemarle                                                   2,165                66,682
 Cabot                                                       3,246               123,608
 Cabot Microelectronics /1/                                  1,294                45,924
 Crompton                                                    5,972                35,653
 Cytec Industries                                            2,027                94,458
 Ferro                                                       2,184                43,483
 Lubrizol                                                    2,691                93,189
 Minerals Technologies                                       1,071                59,837
                                                                                 562,834
COAL (0.52%)
 Arch Coal                                                   2,848                96,177
 Peabody Energy                                              3,334               187,304
                                                                                 283,481
COATINGS & PAINT (0.40%)
 RPM                                                         6,046                90,992
 Valspar                                                     2,674               131,026
                                                                                 222,018
COMMERCIAL BANKS (5.04%)
 Associated Banc                                             5,745               172,982
 Bank of Hawaii                                              2,778               124,816
 Banknorth Group                                             8,981               286,584
 City National                                               2,540               163,830
 Colonial BancGroup                                          6,631               127,912
 Commerce Bancorp.                                           4,062               204,481
 Compass Bancshares                                          6,382               281,382
 Cullen/Frost Bankers                                        2,676               115,122
 FirstMerit                                                  4,421               114,681
 Greater Bay Bancorp                                         2,677                70,539
 Hibernia                                                    8,089               204,652
 Mercantile Bankshares                                       4,118               186,998
 National Commerce Financial                                10,637               345,702
 Silicon Valley Bancshares /1/                               1,841                67,399

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 TCF Financial                                               3,676               222,030
 Westamerica Bancorp.                                        1,655                83,958
                                                                               2,773,068
COMMERCIAL SERVICE-FINANCE (0.54%)
 Dun & Bradstreet /1/                                        3,708               208,167
 MoneyGram International /1/                                 4,694                87,778
                                                                                 295,945
COMMERCIAL SERVICES (0.42%)
 Alliance Data Systems /1/                                   4,254               168,926
 Plexus /1/                                                  2,244                25,155
 Quanta Services /1/                                         6,106                38,346
                                                                                 232,427
COMPUTER AIDED DESIGN (0.35%)
 Cadence Design Systems /1/                                 14,250               191,947
COMPUTER SERVICES (1.11%)
 BISYS Group /1/                                             6,274                85,640
 Ceridian /1/                                                7,746               139,428
 Cognizant Technology Solutions /1/                          6,758               186,183
 DST Systems /1/                                             4,401               200,510
                                                                                 611,761
COMPUTERS-INTEGRATED SYSTEMS (0.99%)
 Diebold                                                     3,783               174,396
 Jack Henry & Associates                                     4,682                90,128
 McData /1/                                                  6,124                31,539
 Mentor Graphics /1/                                         3,651                43,082
 Synopsys /1/                                                8,086               204,495
                                                                                 543,640
COMPUTERS-MEMORY DEVICES (0.68%)
 Quantum /1/                                                 9,410                22,961
 SanDisk /1/                                                 8,418               204,726
 Storage Technology /1/                                      5,853               146,032
                                                                                 373,719
CONSULTING SERVICES (0.16%)
 Gartner /1/                                                 6,869                86,206
CONSUMER PRODUCTS-MISCELLANEOUS (0.57%)
 American Greetings /1/                                      3,553                82,856
 Blyth                                                       2,126                74,027
 Scotts /1/                                                  1,703               103,883
 Tupperware                                                  3,052                52,403
                                                                                 313,169
CONTAINERS-PAPER & PLASTIC (0.54%)
 Longview Fibre                                              2,663                34,379
 Packaging Corp. of America                                  5,537               129,344
 Sonoco Products                                             5,103               132,219
                                                                                 295,942
DATA PROCESSING & MANAGEMENT (1.47%)
 Acxiom                                                      4,499                98,978
 Certegy                                                     3,316               125,710
 Choicepoint /1/                                             4,608               193,536
 CSG Systems International /1/                               2,712                44,477
 Fair, Isaac                                                 3,678               105,117
 Reynolds & Reynolds                                         3,415                75,471

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                              $
 SEI Investments                                             5,396               165,495
                                                                                 808,784
DECISION SUPPORT SOFTWARE (0.08%)
 Wind River Systems /1/                                      4,262                41,768
DENTAL SUPPLIES & EQUIPMENT (0.85%)
 Dentsply International                                      4,198               204,149
 Patterson /1/                                               3,565               261,742
                                                                                 465,891
DIAGNOSTIC EQUIPMENT (0.25%)
 Cytyc /1/                                                   5,762               139,268
DIALYSIS CENTERS (0.20%)
 Renal Care Group /1/                                        3,481               110,905
DIRECT MARKETING (0.30%)
 Catalina Marketing /1/                                      2,718                54,279
 Harte-Hanks                                                 4,544               109,783
                                                                                 164,062
DISTRIBUTION-WHOLESALE (1.16%)
 CDW                                                         4,354               279,962
 Fastenal                                                    3,956               246,775
 Tech Data /1/                                               3,023               113,242
                                                                                 639,979
DIVERSIFIED MANUFACTURING OPERATIONS (1.65%)
 Brink's                                                     2,958                95,691
 Carlisle                                                    1,621               102,917
 Federal Signal                                              2,508                42,661
 Harsco                                                      2,142                96,133
 Lancaster Colony                                            1,859                74,881
 Pentair                                                     5,228               163,741
 SPX                                                         3,960               162,162
 Teleflex                                                    2,091                92,945
 Trinity Industries                                          2,451                73,702
                                                                                 904,833
ELECTRIC PRODUCTS-MISCELLANEOUS (0.20%)
 Ametek                                                      3,512               108,310
ELECTRIC-INTEGRATED (4.52%)
 ALLETE                                                      4,601               127,540
 Alliant Energy                                              5,804               150,382
 Black Hills                                                 1,690                46,678
 DPL /2/                                                     6,595               131,570
 Duquesne Light Holdings                                     3,972                75,349
 Energy East                                                 7,636               186,013
 Great Plains Energy                                         3,871               111,059
 Hawaiian Electric Industries                                4,190               106,971
 Idacorp                                                     1,990                54,725
 MDU Resources Group                                         6,088               148,852
 Northeast Utilities                                         6,672               124,766
 NSTAR                                                       2,764               129,355
 OGE Energy                                                  4,568               113,697
 Pepco Holdings                                              8,976               161,568
 PNM Resources                                               3,149                65,625
 Puget Energy                                                5,175               111,780
 Scana                                                       5,793               212,140

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 Sierra Pacific Resources /1/                                6,113                50,249
 Westar Energy                                               4,458                89,918
 Wisconsin Energy                                            6,164               198,172
 WPS Resources                                               1,935                88,797
                                                                               2,485,206
ELECTRONIC COMPONENTS & ACCESSORIES (0.16%)
 Integrated Circuit Systems /1/                              3,784                90,513
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.50%)
 Gentex                                                      4,027               144,167
 Vishay Intertechnology /1/                                  8,370               129,735
                                                                                 273,902
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.75%)
 Cree /1/                                                    3,869                86,588
 Fairchild Semiconductor International /1/                   6,215                91,298
 International Rectifier /1/                                 3,446               135,083
 Intersil Holding                                            7,307               134,230
 Lattice Semiconductor /1/                                   5,898                28,900
 Microchip Technology                                       10,848               314,267
 Semtech /1/                                                 3,930                78,010
 Silicon Laboratories /1/                                    2,689                94,895
                                                                                 963,271
ELECTRONIC PARTS DISTRIBUTION (0.48%)
 Arrow Electronics /1/                                       6,008               142,149
 Avnet /1/                                                   6,279               121,938
                                                                                 264,087
ELECTRONICS-MILITARY (0.61%)
 L-3 Communications Holdings                                 5,525               337,854
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.21%)
 Jacobs Engineering Group /1/                                2,934               117,301
ENTERPRISE SOFTWARE & SERVICE (0.25%)
 Advent Software /1/                                         1,728                27,406
 Ascential Software /1/                                      3,092                37,970
 Sybase /1/                                                  5,052                73,607
                                                                                 138,983
ENTERTAINMENT SOFTWARE (0.19%)
 Activision /1/                                              7,193               105,377
FIDUCIARY BANKS (0.51%)
 Investors Financial Services                                3,447               157,459
 Wilmington Trust                                            3,462               120,824
                                                                                 278,283
FILTRATION & SEPARATION PRODUCTS (0.22%)
 Donaldson                                                   4,503               119,915
FINANCE-AUTO LOANS (0.29%)
 AmeriCredit /1/                                             8,214               156,887
FINANCE-INVESTMENT BANKER & BROKER (1.12%)
 A.G. Edwards                                                4,168               135,460
 Jefferies Group                                             2,892                90,635
 LaBranche                                                   3,118                25,537
 Legg Mason                                                  3,460               271,748

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                              $
 Raymond James Financial                                     3,835                89,624
                                                                                 613,004
FINANCIAL GUARANTEE INSURANCE (0.78%)
 PMI Group                                                   4,987               205,614
 Radian Group                                                4,899               225,452
                                                                                 431,066
FOOD-BAKING (0.04%)
 Interstate Bakeries                                         2,366                23,258
FOOD-CONFECTIONERY (0.38%)
 J.M. Smucker                                                3,051               127,563
 Tootsie Roll Industries                                     2,741                80,311
                                                                                 207,874
FOOD-DAIRY PRODUCTS (0.55%)
 Dean Foods /1/                                              8,191               302,903
FOOD-MEAT PRODUCTS (0.69%)
 Hormel Foods                                                7,216               214,171
 Smithfield Foods /1/                                        5,784               163,918
                                                                                 378,089
FOOD-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Sensient Technologies                                       2,439                50,341
FOOD-RETAIL (0.57%)
 Ruddick                                                     2,428                47,492
 Whole Foods Market                                          3,223               265,317
                                                                                 312,809
FOOTWEAR & RELATED APPAREL (0.19%)
 Timberland /1/                                              1,820               105,633
GAS-DISTRIBUTION (0.69%)
 AGL Resources                                               3,378                99,820
 ONEOK                                                       5,352               112,392
 Vectren                                                     3,955                97,886
 WGL Holdings                                                2,536                69,588
                                                                                 379,686
GOLF (0.08%)
 Callaway Golf                                               3,921                43,131
HAZARDOUS WASTE DISPOSAL (0.20%)
 Stericycle /1/                                              2,264               110,936
HEALTH CARE COST CONTAINMENT (0.12%)
 First Health Group /1/                                      4,775                66,946
HOME FURNISHINGS (0.12%)
 Furniture Brands International                              2,923                67,171
HOSPITAL BEDS & EQUIPMENT (0.34%)
 Hillenbrand Industries                                      3,248               184,454
HUMAN RESOURCES (0.62%)
 Kelly Services                                              1,826                49,539
 Korn/Ferry International /1/                                1,975                35,214
 Manpower                                                    4,686               204,075
 MPS Group /1/                                               5,478                49,193
                                                                                 338,021

                                                              Shares
                                                               Held           Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.15%)
                                                                              $
 Airgas                                                      3,868                84,129
INSTRUMENTS-SCIENTIFIC (0.12%)
 Varian /1/                                                  1,807                68,485
INSURANCE (0.19%)
 HCC Insurance Holdings                                      3,363               101,899
INSURANCE BROKERS (0.54%)
 Arthur J. Gallagher                                         4,733               146,581
 Brown & Brown                                               3,586               152,477
                                                                                 299,058
INTERNET FINANCIAL SERVICES (0.19%)
 IndyMac Bancorp                                             3,183               105,739
INTERNET INFRASTRUCTURE EQUIPMENT (0.14%)
 Avocent /1/                                                 2,557                76,557
INTERNET INFRASTRUCTURE SOFTWARE (0.02%)
 Retek /1/                                                   2,908                11,806
INTERNET SECURITY (0.63%)
 CheckFree /1/                                               4,416               132,657
 McAfee /1/                                                  8,619               154,969
 RSA Security /1/                                            3,219                59,938
                                                                                 347,564
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.40%)
 Eaton Vance                                                 3,527               133,814
 Waddell & Reed Financial                                    4,301                83,526
                                                                                 217,340
LIFE & HEALTH INSURANCE (0.57%)
 AmerUs Group                                                2,050                78,925
 Protective Life                                             3,613               130,971
 Stancorp Financial Group                                    1,506               105,872
                                                                                 315,768
LOTTERY SERVICES (0.24%)
 GTECH Holdings                                              3,093               131,050
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal                                                  1,901                83,644
MACHINERY-FARM (0.18%)
 AGCO /1/                                                    4,700                98,324
MACHINERY-GENERAL INDUSTRY (0.21%)
 Nordson                                                     1,859                77,837
 Tecumseh Products                                             963                39,319
                                                                                 117,156
MACHINERY-PRINT TRADE (0.49%)
 Imation                                                     1,848                61,261
 Zebra Technologies /1/                                      2,485               205,336
                                                                                 266,597
MACHINERY-PUMPS (0.33%)
 Flowserve /1/                                               2,828                67,731
 Graco                                                       3,619               113,926
                                                                                 181,657
MEDICAL INSTRUMENTS (0.80%)
 Apogent Technologies /1/                                    4,663               151,547

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                              $
 Beckman Coulter                                             3,212               177,206
 Edwards Lifesciences /1/                                    3,099               108,992
                                                                                 437,745
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Covance /1/                                                 3,273               120,086
MEDICAL LASER SYSTEMS (0.10%)
 VISX /1/                                                    2,539                54,360
MEDICAL PRODUCTS (0.91%)
 Henry Schein /1/                                            2,297               154,129
 INAMED /1/                                                  1,880               101,858
 Varian Medical Systems /1/                                  3,565               246,021
                                                                                 502,008
MEDICAL STERILIZATION PRODUCT (0.13%)
 Steris /1/                                                  3,590                73,810
MEDICAL-BIOMEDICAL/GENE (0.66%)
 Charles River Laboratories International
  /1/                                                        2,405               108,393
 Millennium Pharmaceuticals /1/                             15,887               176,663
 Protein Design Labs /1/                                     4,908                79,510
                                                                                 364,566
MEDICAL-DRUGS (1.41%)
 Cephalon /1/                                                2,925               147,771
 IVAX /1/                                                   10,291               245,440
 Perrigo                                                     3,684                61,376
 Sepracor /1/                                                4,462               205,118
 Valeant Pharmaceuticals International                       4,367                76,466
 Vertex Pharmaceuticals /1/                                  4,107                37,908
                                                                                 774,079
MEDICAL-GENERIC DRUGS (0.46%)
 Barr Laboratories /1/                                       5,440               186,864
 Par Pharmaceutical /1/                                      1,785                67,187
                                                                                 254,051
MEDICAL-HMO (0.94%)
 Coventry Health Care /1/                                    4,621               236,179
 Health Net /1/                                              5,881               141,909
 Pacificare Health Systems /1/                               4,491               137,290
                                                                                 515,378
MEDICAL-HOSPITALS (0.85%)
 Community Health Systems /1/                                5,149               126,717
 LifePoint Hospitals /1/                                     1,992                66,553
 Triad Hospitals /1/                                         3,965               135,048
 Universal Health Services                                   3,032               137,986
                                                                                 466,304
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.44%)
 Apria Healthcare Group /1/                                  2,601                76,339
 Lincare Holdings /1/                                        5,184               165,577
                                                                                 241,916
METAL PROCESSORS & FABRICATION (0.35%)
 Precision Castparts                                         3,369               189,776
MISCELLANEOUS INVESTING (1.65%)
 AMB Property                                                4,307               151,348
 Highwoods Properties                                        2,796                64,867

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Hospitality Properties Trust                                3,502               139,660
 Liberty Property Trust                                      4,415               169,536
 Mack-Cali Realty                                            3,157               129,121
 New Plan Excel Realty Trust                                 5,221               123,999
 United Dominion Realty Trust                                6,666               129,254
                                                                                 907,785
MOTION PICTURES & SERVICES (0.10%)
 Macrovision /1/                                             2,571                55,636
MULTI-LINE INSURANCE (1.10%)
 Allmerica Financial /1/                                     2,773                82,663
 American Financial Group                                    3,825               113,564
 Horace Mann Educators                                       2,228                37,342
 Old Republic International                                  9,486               220,929
 Unitrin                                                     3,560               148,274
                                                                                 602,772
MULTIMEDIA (0.39%)
 Belo                                                        6,047               141,379
 Media General                                               1,236                73,863
                                                                                 215,242
NETWORKING PRODUCTS (0.18%)
 3Com /1/                                                   20,349               100,321
NON-HAZARDOUS WASTE DISPOSAL (0.42%)
 Republic Services                                           8,037               229,858
OFFICE FURNISHINGS-ORIGINAL (0.41%)
 Herman Miller                                               3,753               100,580
 HNI                                                         3,030               122,564
                                                                                 223,144
OIL & GAS DRILLING (1.07%)
 Ensco International                                         7,872               237,026
 Helmerich & Payne                                           2,627                66,516
 Patterson-UTI Energy                                        8,672               158,090
 Pride International /1/                                     7,079               127,422
                                                                                 589,054
OIL COMPANY-EXPLORATION & PRODUCTION (3.02%)
 Forest Oil /1/                                              3,041                86,030
 Murphy Oil                                                  4,794               370,768
 Newfield Exploration /1/                                    2,939               173,607
 Noble Energy                                                3,025               167,313
 Pioneer Natural Resources                                   6,262               225,745
 Plains Exploration & Production /1/                         4,014                83,692
 Pogo Producing                                              3,329               147,741
 XTO Energy                                                 13,488               403,291
                                                                               1,658,187
OIL FIELD MACHINERY & EQUIPMENT (1.52%)
 Cooper Cameron /1/                                          2,800               143,052
 FMC Technologies /1/                                        3,504               105,120
 Grant Prideco /1/                                           6,370               120,329
 National-Oilwell /1/                                        4,473               149,622
 Smith International /1/                                     5,442               317,160
                                                                                 835,283
OIL-FIELD SERVICES (1.07%)
 Hanover Compressor /1/                                      4,005                47,019

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                              $
 Tidewater                                                   3,158                95,845
 Varco International /1/                                     5,056               122,204
 Weatherford International /1/                               6,909               323,203
                                                                                 588,271
PAPER & RELATED PRODUCTS (0.36%)
 Bowater                                                     2,899               108,133
 P.H. Glatfelter                                             2,285                30,459
 Potlatch                                                    1,536                61,578
                                                                                 200,170
PHARMACY SERVICES (0.28%)
 Omnicare                                                    5,413               153,026
PIPELINES (1.12%)
 Aquila /1/                                                 10,198                33,449
 Equitable Resources                                         3,258               167,070
 National Fuel Gas                                           4,279               109,286
 Questar                                                     4,367               178,960
 Western Gas Resources                                       3,838               129,302
                                                                                 618,067
POULTRY (0.64%)
 Tyson Foods                                                18,362               349,980
POWER CONVERTER & SUPPLY EQUIPMENT (0.26%)
 Hubbell                                                     3,157               142,696
PRINTING-COMMERCIAL (0.24%)
 Banta                                                       1,297                51,504
 Valassis Communications /1/                                 2,716                79,416
                                                                                 130,920
PROPERTY & CASUALTY INSURANCE (1.60%)
 Fidelity National Financial                                 8,982               325,597
 First American                                              4,638               124,577
 Leucadia National                                           3,695               190,255
 Ohio Casualty /1/                                           3,198                59,803
 W.R. Berkley                                                4,371               178,949
                                                                                 879,181
PUBLICLY TRADED INVESTMENT FUND (4.75%)
 iShares S&P MidCap 400 Fund                                22,550             2,612,192
PUBLISHING-BOOKS (0.10%)
 Scholastic /1/                                              2,060                56,671
PUBLISHING-NEWSPAPERS (0.99%)
 Lee Enterprises                                             2,345               109,160
 Washington Post                                               498               432,214
                                                                                 541,374
PUBLISHING-PERIODICALS (0.13%)
 Readers Digest Association                                  5,161                73,699
RACETRACKS (0.26%)
 International Speedway                                      2,774               144,359
RADIO (0.51%)
 Emmis Communications /1/                                    2,915                57,484
 Entercom Communications /1/                                 2,686               103,277
 Westwood One /1/                                            5,093               121,213
                                                                                 281,974

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (0.17%)
                                                                              $
 Thor Industries                                             2,976                93,179
REINSURANCE (0.39%)
 Everest Re Group                                            2,917               214,341
RENTAL-AUTO & EQUIPMENT (0.37%)
 Rent-A-Center /1/                                           4,192               122,993
 United Rentals /1/                                          4,021                79,777
                                                                                 202,770
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                               4,851                22,897
RETAIL-APPAREL & SHOE (2.02%)
 Abercrombie & Fitch                                         4,947               182,445
 Aeropostale /1/                                             2,893                88,179
 American Eagle Outfitters /1/                               3,738               122,494
 AnnTaylor Stores /1/                                        3,557                95,470
 Chico's FAS /1/                                             4,647               194,570
 Claire's Stores                                             5,156               118,846
 Pacific Sunwear of California /1/                           3,996                81,518
 Payless ShoeSource /1/                                      3,543                45,846
 Ross Stores                                                 7,812               180,848
                                                                               1,110,216
RETAIL-ARTS & CRAFTS (0.35%)
 Michaels Stores                                             3,558               192,239
RETAIL-AUTO PARTS (0.21%)
 O'Reilly Automotive /1/                                     2,856               115,639
RETAIL-AUTOMOBILE (0.39%)
 Carmax /1/                                                  5,402               112,362
 Copart /1/                                                  4,690               104,352
                                                                                 216,714
RETAIL-BOOKSTORE (0.39%)
 Barnes & Noble /1/                                          3,594               123,562
 Borders Group                                               4,044                92,486
                                                                                 216,048
RETAIL-DISCOUNT (0.44%)
 BJ's Wholesale Club /1/                                     3,642                84,895
 Dollar Tree Stores /1/                                      5,926               159,469
                                                                                 244,364
RETAIL-HAIR SALONS (0.17%)
 Regis                                                       2,308                94,997
RETAIL-HOME FURNISHINGS (0.15%)
 Pier 1 Imports                                              4,589                82,281
RETAIL-MAIL ORDER (0.36%)
 Williams-Sonoma /1/                                         6,060               196,889
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
 Saks /1/                                                    7,441                97,105
RETAIL-PET FOOD & SUPPLIES (0.43%)
 PETsMART                                                    7,532               233,567
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Neiman Marcus Group                                         2,569               140,139

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.54%)
                                                                              $
 Applebees International                                     4,294               114,392
 Bob Evans Farms                                             1,835                48,848
 Brinker International /1/                                   5,024               179,909
 CBRL Group                                                  2,540                84,379
 Cheesecake Factory /1/                                      2,701               112,821
 Krispy Kreme Doughnuts /1/                                  3,197                50,321
 Outback Steakhouse /2/                                      3,875               157,364
 Ruby Tuesday                                                3,470               100,248
                                                                                 848,282
RETAIL-VARIETY STORE (0.10%)
 99 Cents Only Stores /1/                                    3,765                53,952
RUBBER-TIRES (0.08%)
 Bandag                                                      1,011                45,141
SAVINGS & LOANS-THRIFTS (1.96%)
 Astoria Financial                                           4,073               139,134
 GreenPoint Financial /2/                                    6,872               279,209
 Independence Community Bank                                 4,324               161,458
 New York Community Bancorp                                 13,782               265,166
 Washington Federal                                          4,090               102,454
 Webster Financial                                           2,767               129,828
                                                                               1,077,249
SCHOOLS (1.12%)
 Career Education /1/                                        5,280               178,517
 Corinthian Colleges /1/                                     4,701                88,003
 DeVry /1/                                                   3,664                85,188
 Education Management /1/                                    3,813               105,849
 ITT Educational Services /1/                                2,383                75,898
 Laureate Education /1/                                      2,353                83,061
                                                                                 616,516
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.58%)
 Atmel /1/                                                  24,776               106,041
 Cypress Semiconductor /1/                                   6,433                72,950
 Integrated Device Technology /1/                            5,528                63,185
 Micrel /1/                                                  4,813                49,430
 Triquint Semiconductor /1/                                  7,095                28,735
                                                                                 320,341
SEMICONDUCTOR EQUIPMENT (0.43%)
 Credence Systems /1/                                        5,022                44,997
 Lam Research /1/                                            6,986               166,616
 LTX /1/                                                     3,180                25,854
                                                                                 237,467
SOAP & CLEANING PRODUCTS (0.17%)
 Church & Dwight                                             2,140                94,545
TELECOMMUNICATION EQUIPMENT (1.13%)
 Adtran                                                      4,149               110,820
 Advanced Fibre Communication /1/                            4,587                76,878
 CommScope /1/                                               3,207                66,064
 Harris                                                      3,469               164,708
 Plantronics /1/                                             2,485                96,120
 UTStarcom /1/                                               5,932               108,318
                                                                                 622,908

                                                              Shares
                                                               Held           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS (0.06%)
                                                                              $
 Newport /1/                                                 2,219                31,820
TELEPHONE-INTEGRATED (0.51%)
 Cincinnati Bell /1/ /2/                                    12,774                51,607
 Telephone & Data Systems /2/                                2,988               226,789
                                                                                 278,396
TEXTILE-HOME FURNISHINGS (0.47%)
 Mohawk Industries /1/                                       3,481               255,993
TOBACCO (0.12%)
 Universal                                                   1,328                64,049
TRANSACTIONAL SOFTWARE (0.06%)
 Transaction Systems Architects /1/                          1,939                33,157
TRANSPORT-AIR FREIGHT (0.20%)
 CNF                                                         2,630               108,514
TRANSPORT-EQUIPMENT & LEASING (0.12%)
 Gatx                                                        2,569                65,458
TRANSPORT-MARINE (0.30%)
 Alexander & Baldwin                                         2,217                72,895
 Overseas Shipholding Group                                  2,051                92,110
                                                                                 165,005
TRANSPORT-SERVICES (0.82%)
 C.H. Robinson Worldwide                                     4,453               194,730
 Expeditors International of Washington                      5,486               254,605
                                                                                 449,335
TRANSPORT-TRUCK (0.60%)
 J.B. Hunt Transport Services                                4,183               160,669
 Swift Transportation /1/                                    4,205                83,995
 Werner Enterprises                                          4,138                82,470
                                                                                 327,134
WATER (0.17%)
 Aqua America                                                4,840                94,138
WEB HOSTING & DESIGN (0.13%)
 Macromedia /1/                                              3,602                72,760
WIRELESS EQUIPMENT (0.16%)
 Powerwave Technologies /1/                                  5,442                30,149
 RF Micro Devices /1/                                        9,722                57,554
                                                                                  87,703
                             TOTAL COMMON STOCKS                              52,217,577


                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           JULY 31, 2004 (UNAUDITED)

                                                          Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.12%)
FINANCE-MORTGAGE LOAN/BANKER (5.12%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                           $               $
  1.28%; 08/02/04                                           2,814,828         2,814,728
                                   TOTAL COMMERCIAL PAPER                     2,814,728

                    TOTAL PORTFOLIO INVESTMENTS (100.11%)                    55,032,305
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.11%)                               (60,282)
                               TOTAL NET ASSETS (100.00%)                   $54,972,023
                                                                           --------------


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
9 MidCap 400       Buy        $2,703,553    $2,605,950     $(97,603)
September, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 8,398,739
Unrealized Depreciation                       (3,831,482)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,567,257
Cost for federal income tax purposes         $50,465,048

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                             Shares
                                                              Held              Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (98.76%)
AEROSPACE & DEFENSE (0.68%)
                                                                             $
 Rockwell Collins                                          14,530                497,217
AGRICULTURAL OPERATIONS (1.05%)
 Monsanto                                                  20,971                760,408
APPLIANCES (0.93%)
 Whirlpool                                                 10,864                678,348
ATHLETIC FOOTWEAR (0.95%)
 Nike                                                       9,500                690,745
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.09%)
 Paccar                                                    13,183                790,453
BEVERAGES-WINE & SPIRITS (1.03%)
 Constellation Brands /1/                                  19,700                746,236
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.07%)
 Masco                                                     26,790                810,130
 Vulcan Materials                                          14,536                692,204
                                                                               1,502,334
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.97%)
 Florida Rock Industries                                   16,430                705,340
BUILDING-RESIDENTIAL & COMMERCIAL (2.25%)
 DR Horton                                                 25,950                716,999
 Pulte                                                     16,808                918,221
                                                                               1,635,220
CASINO HOTELS (0.88%)
 MGM Mirage /1/                                            14,500                640,175
CHEMICALS-DIVERSIFIED (0.92%)
 PPG Industries                                            11,330                667,904
CHEMICALS-SPECIALTY (1.58%)
 Engelhard                                                 14,520                426,888
 Sigma-Aldrich                                             12,560                721,446
                                                                               1,148,334
COMMERCIAL BANKS (7.19%)
 Associated Banc                                           16,800                505,848
 Bank of Hawaii                                             9,940                446,604
 City National                                              8,200                528,900
 Hudson United Bancorp                                     10,353                354,590
 Marshall & Ilsley                                         31,167              1,197,124
 UnionBanCal                                               17,934              1,041,069
 Zions Bancorp                                             19,037              1,151,739
                                                                               5,225,874
COMPUTER AIDED DESIGN (0.81%)
 Autodesk                                                  14,560                585,312
COMPUTER SERVICES (0.66%)
 DST Systems /1/                                           10,600                482,936
COSMETICS & TOILETRIES (1.13%)
 Avon Products                                             19,170                824,502
DATA PROCESSING & MANAGEMENT (0.47%)
 Global Payments                                            7,549                344,612

                                                              Shares
                                                               Held              Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.29%)
                                                                             $
 Sybron Dental Specialties /1/                              7,930                213,317
DIRECT MARKETING (0.72%)
 Harte-Hanks                                               21,560                520,890
DISPOSABLE MEDICAL PRODUCTS (0.88%)
 C.R. Bard                                                 11,600                640,320
DIVERSIFIED MANUFACTURING OPERATIONS (3.29%)
 Carlisle                                                  10,330                655,852
 Eaton                                                     14,050                908,192
 ITT Industries                                            10,360                828,282
                                                                               2,392,326
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.26%)
 Cendant                                                   39,880                912,454
DRUG DELIVERY SYSTEMS (0.49%)
 Andrx Group /1/                                           13,710                355,637
ELECTRIC-INTEGRATED (7.22%)
 CenterPoint Energy                                        49,500                574,695
 Constellation Energy Group                                28,440              1,096,362
 Edison International                                      45,600              1,222,080
 MDU Resources Group                                       30,610                748,415
 OGE Energy                                                22,600                562,514
 TXU                                                       26,347              1,044,922
                                                                               5,248,988
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.31%)
 International Rectifier /1/                                5,690                223,048
ELECTRONIC MEASUREMENT INSTRUMENTS (0.86%)
 Agilent Technologies /1/                                  26,390                628,346
ELECTRONIC PARTS DISTRIBUTION (1.47%)
 Arrow Electronics /1/                                     21,240                502,538
 Avnet /1/                                                 29,320                569,395
                                                                               1,071,933
ENGINES-INTERNAL COMBUSTION (0.57%)
 Cummins Engine                                             5,919                410,956
ENTERTAINMENT SOFTWARE (0.88%)
 Activision /1/                                            43,890                642,989
FINANCE-COMMERCIAL (0.98%)
 CapitalSource /1/                                         33,000                713,460
FINANCE-CREDIT CARD (1.53%)
 Capital One Financial                                      8,161                565,721
 MBNA                                                      21,990                542,933
                                                                               1,108,654
FINANCE-INVESTMENT BANKER & BROKER (2.05%)
 Friedman, Billings, Ramsey Group                          18,780                308,931
 Jefferies Group                                           17,221                539,706
 Lehman Brothers Holdings                                   9,200                644,920
                                                                               1,493,557
FINANCIAL GUARANTEE INSURANCE (0.74%)
 PMI Group                                                 12,970                534,753

                                                             Shares
                                                              Held              Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-FLOUR & GRAIN (0.90%)
                                                                             $
 Archer Daniels Midland                                    42,446                654,942
FOOD-MEAT PRODUCTS (0.72%)
 Hormel Foods                                              17,591                522,101
FOOD-WHOLESALE & DISTRIBUTION (0.47%)
 Supervalu                                                 11,916                340,321
GAS-DISTRIBUTION (1.28%)
 Sempra Energy                                             26,100                933,075
HUMAN RESOURCES (0.78%)
 Manpower                                                  13,024                567,195
LEISURE & RECREATION PRODUCTS (1.11%)
 Brunswick                                                 20,590                803,628
LIFE & HEALTH INSURANCE (3.40%)
 Lincoln National                                          29,940              1,308,378
 Protective Life                                           19,400                703,250
 Stancorp Financial Group                                   6,550                460,465
                                                                               2,472,093
MACHINERY-FARM (0.99%)
 Deere                                                     11,450                719,175
MEDICAL-BIOMEDICAL/GENE (0.38%)
 Invitrogen /1/                                             5,230                274,470
MEDICAL-HMO (1.92%)
 Aetna                                                     10,070                864,006
 Pacificare Health Systems /1/                             17,448                533,385
                                                                               1,397,391
METAL-COPPER (1.14%)
 Phelps Dodge /1/                                          10,652                830,217
MISCELLANEOUS INVESTING (7.09%)
 Developers Diversified Realty                             24,785                889,286
 Equity Residential Properties Trust                       18,200                537,810
 General Growth Properties                                 30,174                907,634
 Healthcare Realty Trust                                   14,800                534,576
 Kimco Realty                                              20,130                968,253
 Mills                                                     12,560                572,736
 Ventas                                                    29,161                744,188
                                                                               5,154,483
MULTI-LINE INSURANCE (1.34%)
 Hartford Financial Services Group                         14,913                970,836
MULTIMEDIA (0.89%)
 Belo                                                      27,730                648,327
OFFICE FURNISHINGS-ORIGINAL (0.43%)
 HNI                                                        7,820                316,319
OIL COMPANY-EXPLORATION & PRODUCTION (4.98%)
 Apache                                                    17,451                811,995
 Chesapeake Energy                                         52,326                803,204
 Newfield Exploration /1/                                  18,931              1,118,254
 Pioneer Natural Resources                                 24,600                886,830
                                                                               3,620,283

                                                              Shares
                                                               Held              Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (1.97%)
                                                                             $
 Marathon Oil                                              37,990              1,431,083
OIL-FIELD SERVICES (0.91%)
 BJ Services /1/                                           13,325                661,720
OPTICAL SUPPLIES (0.67%)
 Bausch & Lomb                                              7,900                486,561
PAPER & RELATED PRODUCTS (2.25%)
 Temple-Inland                                             10,700                730,275
 Weyerhaeuser                                              14,650                908,300
                                                                               1,638,575
PIPELINES (1.00%)
 Questar                                                   17,792                729,116
PROPERTY & CASUALTY INSURANCE (0.73%)
 Arch Capital Group /1/                                    13,756                529,606
PUBLICLY TRADED INVESTMENT FUND (2.74%)
 iShares Russell Midcap Value Index Fund                   18,800              1,808,936
 iShares S&P MidCap 400/BARRA Value Index
  Fund                                                      1,620                180,727
                                                                               1,989,663
REGIONAL BANKS (1.26%)
 Comerica                                                  15,650                915,056
REINSURANCE (0.73%)
 Everest Re Group                                           7,219                530,452
RETAIL-APPAREL & SHOE (3.53%)
 American Eagle Outfitters /1/                             14,500                475,165
 AnnTaylor Stores /1/                                      23,233                623,574
 Chico's FAS /1/                                           13,460                563,570
 Nordstrom                                                 20,620                905,218
                                                                               2,567,527
RETAIL-DRUG STORE (0.98%)
 Rite Aid /1/                                             145,820                715,976
RETAIL-REGIONAL DEPARTMENT STORE (1.22%)
 Neiman Marcus Group                                       16,259                886,928
RETAIL-RESTAURANTS (0.84%)
 Wendy's International                                     17,082                611,023
SAVINGS & LOANS-THRIFTS (0.84%)
 Independence Community Bank                               16,345                610,322
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 Cypress Semiconductor /1/                                 20,210                229,181
TELECOMMUNICATION EQUIPMENT (0.97%)
 Tellabs /1/                                               78,884                702,856
TELEPHONE-INTEGRATED (1.17%)
 CenturyTel                                                27,511                852,566
TRANSPORT-RAIL (0.61%)
 Norfolk Southern                                          16,510                440,652
                                TOTAL COMMON STOCKS                           71,791,297

                                                           Principal
                                                             Amount             Value
-----------------------------------------------------------------------------------------------
BONDS (0.70%)
FINANCE-INVESTMENT BANKER & BROKER (0.70%)
 Legg Mason /1/
                                                         $                   $
  0.00%; 06/06/31                                            800,000             507,000
                                            TOTAL BONDS                          507,000

                                                            Principal
                                                              Amount             Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.34%)
FINANCE-MORTGAGE LOAN/BANKER (0.34%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                            247,274             247,266
                                 TOTAL COMMERCIAL PAPER                          247,266
                                                                              -----------

                    TOTAL PORTFOLIO INVESTMENTS (99.80%)                      72,545,563
CASH AND RECEIVABLES, NET OF LIABILITIES (0.20%)                                 141,809
                              TOTAL NET ASSETS (100.00%)                     $72,687,372
                                                                             -------------

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,399,243
Unrealized Depreciation                       (2,132,634)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,266,609
Cost for federal income tax purposes         $69,278,954

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           JULY 31, 2004 (UNAUDITED)

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (98.51%)
ASSET BACKED SECURITIES (14.38%)
 CAFCO
                                                   $                    $
  1.32%; 08/19/04                                  1,000,000                 999,340
  1.44%; 09/02/04                                    900,000                 898,848
  1.54%; 10/21/04                                    900,000                 896,882
 CRC Funding
  1.13%; 08/02/04                                  1,000,000                 999,969
  1.42%; 09/21/04                                  1,000,000                 997,988
  1.55%; 10/08/04                                  1,910,000               1,904,408
  1.56%; 10/22/04                                  1,100,000               1,096,091
 CXC
  1.17%; 08/11/04                                    900,000                 899,708
  1.33%; 08/27/04                                    810,000                 809,222
  1.37%; 08/18/04                                    630,000                 629,592
  1.45%; 11/15/04                                  1,000,000                 995,731
  1.50%; 10/13/04                                  1,005,000               1,001,943
  1.53%; 10/15/04                                  1,000,000                 996,812
 FCAR Owner Trust I
  1.10%; 08/03/04                                    700,000                 699,957
  1.11%; 08/05/04                                    600,000                 599,926
  1.32%; 09/16/04                                    700,000                 698,819
  1.46%; 09/17/04                                  1,000,000                 998,094
  1.49%; 09/16/04                                  1,000,000                 998,096
 Receivables Capital
  1.09%; 08/06/04                                    680,000                 679,877
  1.25%; 09/01/04                                    500,000                 499,462
  1.40%; 09/10/04                                    825,000                 823,717
 Windmill Funding
  1.22%; 08/02/04                                    925,000                 924,969
  1.24%; 08/25/04                                    700,000                 699,421
  1.40%; 09/01/04                                  1,000,000                 998,794
  1.43%; 09/23/04                                  1,000,000                 997,895
  1.46%; 09/08/04                                  1,000,000                 998,459
  1.46%; 09/30/04                                  1,000,000                 997,567
  1.50%; 10/06/04                                  1,000,000                 997,250
  1.59%; 10/20/04                                  1,275,000               1,270,495
 Yorktown Capital
  1.30%; 08/20/04                                  1,000,000                 999,314
                                                                          28,008,646
BEVERAGES-NON-ALCOHOLIC (1.12%)
 Coca-Cola
  1.09%; 08/02/04                                  1,190,000               1,189,964
  1.22%; 08/27/04                                  1,000,000                 999,119
                                                                           2,189,083
CHEMICALS-DIVERSIFIED (0.46%)
 E. I. Du Pont de Nemours
  1.24%; 08/13/04                                    900,000                 899,628
COMMERCIAL BANKS (7.94%)
 Calyon North America
  1.43%; 09/20/04                                    900,000                 898,212
  1.54%; 10/25/04                                  2,000,000               1,992,728
 Nordea North America
  1.09%; 08/03/04                                    735,000                 734,956
  1.09%; 09/07/04                                    800,000                 798,808
  1.16%; 08/09/04                                    800,000                 799,794
  1.34%; 08/23/04                                    900,000                 899,263

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Nordea North America (continued)
                                                   $                    $
  1.40%; 09/14/04                                  1,000,000                 998,289
  1.47%; 09/28/04                                  1,500,000               1,496,435
 Svenska Handelsbanken
  1.06%; 09/17/04                                  1,150,000               1,148,409
  1.17%; 08/05/04                                    900,000                 899,879
  1.33%; 09/24/04                                    595,000                 593,813
  1.38%; 09/07/04                                    900,000                 898,723
  1.40%; 09/13/04                                  2,300,000               2,296,154
  1.46%; 09/24/04                                  1,000,000                 997,810
                                                                          15,453,273
CONSUMER PRODUCTS-MISCELLANEOUS (0.46%)
 Fortune Brands
  1.24%; 08/11/04                                    900,000                 899,690
COSMETICS & TOILETRIES (0.89%)
 Procter & Gamble
  1.24%; 08/30/04                                  1,000,000                 999,001
  1.32%; 08/17/04                                    725,000                 724,575
                                                                           1,723,576
DIVERSIFIED FINANCIAL SERVICES (7.16%)
 Amstel Funding
  1.09%; 08/05/04                                    900,000                 899,891
  1.15%; 09/22/04                                    900,000                 898,505
  1.25%; 10/15/04                                    800,000                 797,917
  1.26%; 10/27/04                                    900,000                 897,260
  1.30%; 09/17/04                                    900,000                 898,472
  1.48%; 09/29/04                                  1,000,000                 997,574
  1.50%; 09/07/04                                  1,000,000                 998,818
 General Electric Capital
  1.08%; 08/04/04                                    945,000                 944,915
  1.08%; 09/01/04                                    710,000                 709,340
  1.11%; 08/13/04                                    900,000                 899,667
  1.22%; 08/10/04                                    630,000                 629,808
  1.23%; 08/27/04                                    835,000                 834,258
  1.32%; 08/24/04                                    850,000                 849,283
  1.33%; 09/10/04                                    795,000                 793,825
  1.49%; 09/21/04                                    990,000                 987,910
  1.62%; 11/05/04                                    900,000                 896,112
                                                                          13,933,555
ELECTRIC-INTEGRATED (1.03%)
 Southern Company Funding
  1.34%; 09/03/04                                  2,000,000               1,997,543
FINANCE-AUTO LOANS (3.49%)
 Paccar Financial
  1.10%; 08/04/04                                  1,000,000                 999,908
  1.50%; 10/18/04                                    775,000                 772,481
  1.52%; 10/12/04                                    940,000                 937,143
  1.53%; 10/13/04                                    850,000                 847,363
  1.54%; 10/27/04                                  1,500,000               1,494,418
 Toyota Motor Credit
  1.36%; 09/02/04                                    745,000                 744,099
  1.45%; 09/27/04                                  1,000,000                 997,704
                                                                           6,793,116

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-COMMERCIAL (2.68%)
 CIT Group
                                                   $                    $
  1.09%; 08/10/04                                    900,000                 899,755
  1.18%; 10/25/04                                    900,000                 897,492
  1.22%; 08/12/04                                    700,000                 699,739
  1.23%; 08/18/04                                  1,000,000                 999,419
  1.25%; 08/17/04                                    728,000                 727,596
  1.53%; 09/24/04                                  1,000,000                 997,705
                                                                           5,221,706
FINANCE-CONSUMER LOANS (3.91%)
 American General Finance
  1.40%; 09/14/04                                  1,000,000                 998,289
 Household Finance
  1.19%; 08/18/04                                  1,000,000                 999,452
  1.32%; 08/24/04                                    835,000                 834,296
  1.34%; 08/27/04                                    900,000                 899,129
  1.38%; 09/13/04                                    900,000                 898,516
  1.45%; 09/07/04                                  1,000,000                 998,510
  1.50%; 10/06/04                                    900,000                 897,525
  1.53%; 10/19/04                                  1,100,000               1,096,307
                                                                           7,622,024
FINANCE-INVESTMENT BANKER & BROKER (14.26%)
 Bear Stearns
  1.07%; 08/04/04                                    800,000                 799,929
  1.07%; 08/09/04                                    900,000                 899,786
  1.07%; 08/11/04                                    900,000                 899,733
 BNP Paribas Finance
  1.10%; 09/13/04                                    800,000                 798,949
  1.23%; 09/14/04                                  1,000,000                 998,503
 Citigroup
  1.55%; 10/18/04                                  1,000,000                 996,642
 Citigroup Global Markets Holdings
  1.24%; 08/23/04                                  1,000,000                 999,242
  1.30%; 08/30/04                                  1,000,000                 998,953
  1.33%; 08/20/04                                    800,000                 799,438
  1.40%; 09/21/04                                  1,000,000                 998,017
  1.40%; 09/29/04                                  1,000,000                 997,706
  1.50%; 10/05/04                                  1,200,000               1,196,750
  1.52%; 10/22/04                                    900,000                 896,884
 Goldman Sachs Group
  1.12%; 08/24/04                                  1,000,000                 999,284
  1.30%; 08/19/04                                  1,000,000                 999,350
  1.35%; 08/26/04                                  1,000,000                 999,062
  1.62%; 11/19/04                                    900,000                 895,545
 ING U.S. Funding
  1.06%; 08/06/04                                    900,000                 899,867
  1.20%; 09/02/04                                    850,000                 849,093
  1.21%; 08/09/04                                    870,000                 869,766
  1.39%; 09/09/04                                  1,000,000                 998,494
  1.42%; 09/16/04                                  1,100,000               1,098,004
  1.47%; 10/04/04                                    725,000                 723,105
  1.50%; 10/07/04                                  1,000,000                 997,208
  1.56%; 10/26/04                                  1,100,000               1,095,901
 JP Morgan Chase
  1.52%; 09/24/04                                  1,000,000                 997,720
 Morgan Stanley
  1.28%; 08/05/04                                    340,000                 339,952

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
                                                   $                    $
  1.33%; 08/16/04                                    920,000                 919,490
  1.36%; 08/24/04                                  1,000,000                 999,131
  1.38%; 08/25/04                                    800,000                 799,264
                                                                          27,760,768
FINANCE-LEASING COMPANY (2.46%)
 International Lease Finance
  1.46%; 10/04/04                                  1,000,000                 997,405
  1.48%; 10/08/04                                  1,000,000                 997,204
 River Fuel Funding
  1.55%; 10/01/04                                  2,000,000               1,994,747
  1.55%; 10/13/04                                    800,000                 797,486
                                                                           4,786,842
FINANCE-MORTGAGE LOAN/BANKER (5.51%)
 Federal Home Loan Mortgage
  1.06%; 08/12/04                                    900,000                 899,710
  1.07%; 08/16/04                                    800,000                 799,643
  1.07%; 09/09/04                                    900,000                 898,957
  1.08%; 08/23/04                                    685,000                 684,548
  1.27%; 08/31/04                                    900,000                 899,048
  1.51%; 11/01/04                                  1,000,000                 996,141
  1.55%; 10/20/04                                  1,000,000                 996,556
  1.63%; 12/06/04                                    995,000                 989,278
 Federal National Mortgage Association
  1.05%; 08/17/04                                  1,100,000               1,099,487
  1.17%; 10/12/04                                    620,000                 618,549
  1.18%; 09/01/04                                    900,000                 899,085
  1.52%; 11/03/04                                    955,000                 951,210
                                                                          10,732,212
FINANCE-OTHER SERVICES (6.64%)
 Commoloco
  1.33%; 08/31/04                                    700,000                 699,224
  1.40%; 09/08/04                                  1,000,000                 998,522
  1.40%; 09/28/04                                    545,000                 543,771
  1.48%; 10/06/04                                  1,050,000               1,047,151
  1.49%; 10/07/04                                  1,000,000                 997,227
 Delaware Funding
  1.56%; 10/20/04                                  1,000,000                 996,533
 Private Export Funding
  1.05%; 09/22/04                                  1,000,000                 998,483
  1.06%; 08/10/04                                    400,000                 399,894
  1.06%; 08/12/04                                    800,000                 799,741
  1.09%; 08/19/04                                  1,045,000               1,044,431
  1.11%; 08/25/04                                    880,000                 879,349
  1.12%; 09/28/04                                    800,000                 798,556
  1.32%; 10/07/04                                    750,000                 748,158
  1.56%; 10/28/04                                  1,000,000                 996,187
  1.68%; 11/18/04                                    990,000                 984,964
                                                                          12,932,191
INSURANCE BROKERS (0.96%)
 Marsh & McLennan
  1.42%; 09/22/04                                    865,000                 863,226
  1.50%; 10/14/04                                  1,000,000                 996,916
                                                                           1,860,142

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MEDICAL-DRUGS (1.67%)
 Pfizer
                                                   $                    $
  1.12%; 08/03/04                                  1,050,000               1,049,934
  1.12%; 08/05/04                                    700,000                 699,913
  1.20%; 10/13/04                                    780,000                 778,102
  1.45%; 09/30/04                                    735,000                 733,224
                                                                           3,261,173
MONEY CENTER BANKS (10.85%)
 Bank of America
  1.15%; 08/20/04                                    900,000                 899,454
  1.20%; 08/20/04                                  1,000,000                 999,367
  1.26%; 08/18/04                                    820,000                 819,516
  1.28%; 09/02/04                                  1,000,000                 998,862
  1.49%; 10/04/04                                  1,000,000                 997,351
  1.49%; 10/05/04                                  1,000,000                 997,310
 Barclays U.S. Funding
  1.17%; 08/16/04                                  1,000,000                 999,512
  1.19%; 08/26/04                                    600,000                 599,506
  1.28%; 09/21/04                                    640,000                 638,839
 BNP Paribas Finance
  1.14%; 08/31/04                                    800,000                 799,240
 HBOS Treasury Services
  1.08%; 08/19/04                                    700,000                 699,622
  1.17%; 08/06/04                                  1,000,000                 999,837
  1.20%; 08/06/04                                    800,000                 799,867
  1.25%; 08/26/04                                    900,000                 899,219
  1.49%; 10/12/04                                  1,000,000                 997,020
  1.50%; 09/10/04                                  1,000,000                 998,456
  1.50%; 10/08/04                                  1,100,000               1,096,883
  1.51%; 10/14/04                                  1,000,000                 996,896
 JP Morgan Chase
  1.14%; 08/11/04                                    900,000                 899,715
  1.15%; 08/13/04                                  1,100,000               1,099,578
  1.30%; 08/12/04                                    900,000                 899,643
  1.30%; 08/23/04                                  1,000,000                 999,206
  1.46%; 09/20/04                                  1,000,000                 997,972
                                                                          21,132,871
RETAIL-DISCOUNT (1.03%)
 Wal-Mart Stores
  1.09%; 08/17/04                                  1,000,000                 999,516
  1.49%; 10/12/04                                  1,000,000                 997,020
                                                                           1,996,536
SPECIAL PURPOSE BANKS (2.19%)
 KFW International Finance
  1.20%; 08/30/04                                    700,000                 699,323
  1.27%; 09/03/04                                  1,100,000               1,098,719
  1.32%; 08/20/04                                    500,000                 499,652
  1.37%; 09/27/04                                    965,000                 962,907
  1.54%; 10/01/04                                  1,000,000                 997,391
                                                                           4,257,992
SPECIAL PURPOSE ENTITY (8.50%)
 Compass Securitization
  1.15%; 08/10/04                                  1,100,000               1,099,684
  1.30%; 08/09/04                                  1,000,000                 999,711
  1.47%; 09/15/04                                  2,900,000               2,894,671

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Cortez Capital
                                                   $                    $
  1.40%; 08/27/04                                    600,000                 599,393
 Grampian Funding
  1.23%; 08/25/04                                  1,060,000               1,059,131
  1.30%; 09/08/04                                  1,000,000                 998,628
  1.35%; 09/10/04                                    900,000                 898,650
  1.35%; 09/23/04                                    900,000                 898,211
  1.42%; 10/27/04                                  1,000,000                 996,013
  1.47%; 09/23/04                                  1,590,000               1,586,591
  1.53%; 09/27/04                                    700,000                 698,304
 Shell Finance
  1.33%; 08/30/04                                  1,000,000                 998,929
  1.42%; 09/09/04                                    835,000                 833,715
  1.51%; 10/15/04                                  1,085,000               1,081,587
 Tulip Funding
  1.23%; 08/26/04                                    900,000                 899,231
                                                                          16,542,449
SUPRANATIONAL BANK (0.41%)
 Corp Andina de Fomento
  1.22%; 08/04/04                                    800,000                 799,919
TELEPHONE COMMUNICATION (0.51%)
 Telstra
  1.52%; 09/30/04                                  1,000,000                 997,467
                           TOTAL COMMERCIAL PAPER                        191,802,402

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
BONDS (1.51%)
AEROSPACE & DEFENSE EQUIPMENT (0.16%)
 United Technologies
  6.63%; 11/15/04                                    300,000                 304,366
FINANCE-INVESTMENT BANKER & BROKER (0.58%)
 Bear Stearns
  6.65%; 12/01/04                                    500,000                 508,883
 Lehman Brothers Holdings
  7.75%; 01/15/05                                    600,000                 617,461
                                                                           1,126,344
FINANCE-MORTGAGE LOAN/BANKER (0.15%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                    300,000                 300,000
FINANCE-OTHER SERVICES (0.47%)
 Caterpillar Financial Services
  6.88%; 08/01/04                                    400,000                 400,000
 Newcourt Credit Group
  6.88%; 02/16/05                                    500,000                 514,833
                                                                             914,833

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.15%)
 Bank of America
                                                   $                    $
  7.75%; 08/15/04                                    300,000                 300,716
                                  TOTAL BONDS                              2,946,259

        TOTAL PORTFOLIO INVESTMENTS (100.02%)                            194,748,661
CASH AND RECEIVABLES, NET OF LIABILITIES (-0.02%)                            (35,385)
                   TOTAL NET ASSETS (100.00%)                           $194,713,276
                                                                       ---------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                           JULY 31, 2004 (UNAUDITED)

                                                              Shares
                                                               Held                  Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (93.47%)
AEROSPACE & DEFENSE (0.39%)
                                                                                $
 BAE Systems                                                  88,100                 342,839
 Rolls-Royce Group /1/                                        54,900                 240,847
                                                                                     583,686
AEROSPACE & DEFENSE-EQUIPMENT (0.35%)
 European Aeronautic Defense & Space /1/                      19,100                 526,596
ATHLETIC FOOTWEAR (0.29%)
 Adidas-Salomon                                                3,100                 368,000
 Yue Yuen Industrial Holdings                                 25,000                  62,020
                                                                                     430,020
AUDIO & VIDEO PRODUCTS (0.76%)
 Matsushita Electric Industrial                               57,000                 758,943
 Sony                                                         10,500                 368,355
                                                                                   1,127,298
AUTO-CARS & LIGHT TRUCKS (2.72%)
 DaimlerChrysler                                               7,700                 344,396
 Honda Motor                                                  17,900                 870,468
 Nissan Motor                                                    700                   7,549
 Porsche                                                         600                 387,913
 Toyota Motor                                                 61,000               2,451,931
                                                                                   4,062,257
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.71%)
 Aisin Seiki                                                  19,500                 426,024
 DENSO                                                        18,700                 458,041
 NOK                                                           5,900                 177,866
                                                                                   1,061,931
BATTERIES & BATTERY SYSTEMS (0.11%)
 BYD                                                          55,000                 157,247
BEVERAGES-WINE & SPIRITS (0.44%)
 Allied Domecq                                                33,500                 271,238
 Diageo                                                       31,500                 390,371
                                                                                     661,609
BREWERY (0.60%)
 Foster's Group                                               94,800                 307,379
 Kirin Brewery                                                13,000                 127,136
 SABMiller                                                    36,500                 465,278
                                                                                     899,793
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.46%)
 Imerys                                                        5,000                 304,298
 Wienerberger                                                 10,700                 383,892
                                                                                     688,190
BUILDING PRODUCTS-AIR & HEATING (0.03%)
 Daikin Industries                                             2,000                  49,258
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.17%)
 BPB                                                          43,100                 309,190
 Holcim                                                        7,616                 398,555
 James Hardie Industries                                      41,400                 165,257
 Lafarge                                                       7,866                 674,283
 Rinker Group                                                 33,300                 192,157
                                                                                   1,739,442
BUILDING PRODUCTS-DOORS & WINDOWS (0.31%)
 Asahi Glass                                                  51,000                 458,499

                                                              Shares
                                                               Held                  Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (0.41%)
                                                                                $
 Technical Olympic                                            59,520                 245,074
 Vinci                                                         3,600                 366,459
                                                                                     611,533
CABLE TV (0.12%)
 British Sky Broadcasting                                     15,800                 173,682
CAPACITORS (0.22%)
 Nichicon                                                     15,400                 180,592
 Nippon Chemi-Con                                             32,000                 152,743
                                                                                     333,335
CELLULAR TELECOMMUNICATIONS (2.90%)
 Cosmote Mobile Communications                                18,740                 302,331
 Mobistar /1/                                                  6,000                 397,665
 NTT DoCoMo                                                       56                  97,474
 Vodafone Group                                            1,624,200               3,529,464
                                                                                   4,326,934
CHEMICALS-DIVERSIFIED (1.09%)
 BASF                                                         12,700                 675,825
 Kaneka                                                       24,000                 210,166
 Nitto Denko                                                  10,200                 426,468
 Sumitomo Chemical                                            78,000                 320,524
                                                                                   1,632,983
COMMERCIAL BANKS (4.44%)
 Allied Irish Banks                                            2,300                  35,389
 Allied Irish Banks                                           32,500                 500,452
 Australia & New Zealand Banking Group                        40,900                 517,279
 Banco BPI /1/                                                81,200                 299,148
 Banco Comercial Portugues                                   160,321                 331,992
 Banco Santander Central Hispano                              51,300                 487,925
 Bank Austria Creditanstalt                                    4,580                 270,246
 Commonwealth Bank of Australia                               15,900                 347,628
 Credit Agricole                                              22,500                 530,942
 DnB Holding /1/                                              44,900                 307,817
 Fortis                                                       25,600                 552,315
 Fukuoka City Bank                                             7,000                  20,349
 IntesaBci                                                   164,246                 609,052
 National Australia Bank                                      24,600                 459,454
 Nishi-Nippon Bank                                            36,000                 149,226
 Skandinaviska Enskilda Banken                                48,700                 656,830
 St. George Bank                                               8,400                 125,003
 Westpac Banking                                              28,800                 339,842
 Wing Hang Bank                                               13,500                  81,175
                                                                                   6,622,064
COMMERCIAL SERVICES (0.20%)
 Societe Generale de Surveillance Holding                        560                 301,591
COMPUTER AIDED DESIGN (0.39%)
 Dassault Systemes                                            13,000                 583,013
COMPUTER SERVICES (0.13%)
 Misys                                                        57,700                 192,274
COMPUTERS-INTEGRATED SYSTEMS (0.30%)
 Fujitsu                                                      72,000                 445,740

                                                              Shares
                                                               Held                  Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.24%)
                                                                                $
 Rexam                                                        45,400                 352,727
COOPERATIVE BANKS (0.03%)
 Banco Popolare di Verona e Novara                             2,600                  43,386
COSMETICS & TOILETRIES (0.30%)
 Kao                                                          18,000                 445,740
CRUISE LINES (0.19%)
 Carnival                                                      5,800                 283,714
DISTRIBUTION-WHOLESALE (0.52%)
 Esprit Holdings                                              38,500                 171,279
 Inchcape                                                      5,600                 164,664
 Wolseley                                                     28,700                 447,264
                                                                                     783,207
DIVERSIFIED MANUFACTURING OPERATIONS (1.08%)
 Mitsubishi Heavy Industries                                 114,000                 297,645
 Siemens                                                      16,490               1,155,254
 Wesfarmers                                                    7,400                 152,772
                                                                                   1,605,671
DIVERSIFIED MINERALS (1.21%)
 Anglo American                                               12,600                 267,388
 BHP Billiton                                                 79,500                 724,641
 BHP Billiton                                                 88,100                 813,159
                                                                                   1,805,188
DIVERSIFIED OPERATIONS (0.34%)
 Hutchison Whampoa                                            55,000                 371,963
 Wharf Holdings                                               42,000                 129,233
                                                                                     501,196
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.39%)
 Brambles Industries                                          75,400                 290,675
 Rank Group                                                   53,100                 285,817
                                                                                     576,492
DRUG DELIVERY SYSTEMS (0.28%)
 Fresenius                                                     5,600                 414,640
ELECTRIC PRODUCTS-MISCELLANEOUS (0.88%)
 Hitachi                                                      56,000                 341,663
 Mitsubishi Electric                                          60,000                 273,474
 Sharp                                                        13,000                 187,672
 Stanley Electric                                             22,800                 347,354
 Techtronic Industries                                       110,000                 163,593
                                                                                   1,313,756
ELECTRIC-INTEGRATED (3.55%)
 Chubu Electric Power                                         12,200                 255,592
 CLP Holdings                                                 50,000                 280,775
 E.ON                                                          9,920                 704,648
 Electricidade de Portugal                                   123,000                 328,751
 Enel                                                         44,600                 351,710
 Fortum                                                       50,500                 696,154
 Public Power                                                 27,650                 628,501
 RWE                                                          18,750                 915,378
 Scottish & Southern Energy                                   31,900                 417,081
 Tokyo Electric Power                                         32,000                 724,956
                                                                                   5,303,546

                                                              Shares
                                                               Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.43%)
                                                                                $
 Koninklijke Philips Electronics                              48,200               1,168,733
 Kyocera                                                       4,400                 339,509
 Murata Manufacturing                                          6,800                 337,392
 Nippon Electric Glass                                        16,000                 284,527
                                                                                   2,130,161
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.42%)
 Rohm                                                          3,700                 395,711
 Shinko Electric Industries                                    7,800                 232,345
                                                                                     628,056
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Yokogawa Electric                                            13,000                 151,631
ELECTRONIC PARTS DISTRIBUTION (0.14%)
 Premier Farnell                                              56,100                 214,742
ENERGY-ALTERNATE SOURCES (0.24%)
 Gamesa Corporacion Tecnologica                               24,912                 350,316
ENTERPRISE SOFTWARE & SERVICE (0.79%)
 Nomura Research Institute                                     2,000                 186,802
 SAP                                                           6,200                 995,017
                                                                                   1,181,819
FINANCE-CONSUMER LOANS (0.39%)
 Acom                                                          3,470                 223,228
 Provident Financial                                           1,100                  11,322
 SFCG                                                          1,740                 353,292
                                                                                     587,842
FINANCE-INVESTMENT BANKER & BROKER (1.09%)
 Daiwa Securities Group                                       46,000                 301,700
 Macquarie Bank                                               14,200                 328,360
 Mediobanca                                                   40,400                 472,777
 Mitsubishi Securities                                        28,000                 323,826
 Nomura Securities                                            15,000                 205,643
                                                                                   1,632,306
FINANCE-LEASING COMPANY (0.25%)
 ORIX                                                          2,400                 259,261
 STB Leasing                                                     300                   6,460
 Sumisho Lease                                                 3,100                 105,693
                                                                                     371,414
FINANCE-OTHER SERVICES (0.66%)
 Euronext                                                      8,800                 234,568
 Man Group                                                    22,700                 537,863
 OMHEX /1/                                                    19,300                 208,118
                                                                                     980,549
FOOD-MISCELLANEOUS/DIVERSIFIED (2.22%)
 Nestle                                                        9,140               2,336,171
 Royal Numico /1/                                             15,700                 489,751
 Unilever                                                     22,200                 195,994
 Unilever                                                      4,700                 289,436
                                                                                   3,311,352
FOOD-RETAIL (0.98%)
 Koninklijke Ahold /1/                                        61,100                 454,609
 Tesco                                                       182,400                 844,968

                                                              Shares
                                                               Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                                $
 Woolworths                                                   20,100                 164,831
                                                                                   1,464,408
FOOD-WHOLESALE & DISTRIBUTION (0.28%)
 Fyffes                                                      198,983                 414,449
FORESTRY (0.12%)
 Sumitomo Forestry                                            18,000                 181,365
GAS-DISTRIBUTION (0.29%)
 Hong Kong & China Gas                                       103,000                 179,593
 Tokyo Gas                                                    70,000                 249,967
                                                                                     429,560
HOTELS & MOTELS (0.25%)
 Accor                                                         8,900                 378,031
HUMAN RESOURCES (0.41%)
 Adecco /1/                                                   13,140                 610,088
IMPORT & EXPORT (0.29%)
 Mitsui                                                       57,000                 427,033
INDUSTRIAL GASES (0.38%)
 L'Air Liquide                                                 3,530                 571,618
INSTRUMENTS-SCIENTIFIC (0.23%)
 Leica Geosystems /1/                                          1,705                 337,175
INTERNET INCUBATORS (0.12%)
 SOFTBANK /1/                                                  5,200                 182,890
LIFE & HEALTH INSURANCE (0.77%)
 Great Eastern Holdings                                       16,100                 108,534
 Legal & General Group                                       206,500                 365,183
 Prudential                                                   51,300                 423,054
 Swiss Life Holding /1/                                        2,210                 257,821
                                                                                   1,154,592
MEDICAL PRODUCTS (0.82%)
 Fresenius Medical Care                                        3,600                 261,787
 Nobel Biocare Holding /1/                                     3,400                 465,080
 Synthes                                                       5,105                 502,779
                                                                                   1,229,646
MEDICAL-BIOMEDICAL/GENE (0.24%)
 Novozymes                                                     7,975                 361,584
MEDICAL-DRUGS (7.03%)
 AstraZeneca                                                  33,800               1,512,619
 Chugai Pharmaceutical                                        16,600                 260,494
 CSL                                                           1,604                  28,632
 Fujisawa Pharmaceutical                                       9,800                 237,405
 GlaxoSmithKline                                              76,600               1,553,120
 Merck                                                        10,950                 614,076
 Novartis                                                     48,085               2,151,769
 Novo Nordisk                                                 13,325                 677,513
 Roche Holding                                                16,400               1,621,605
 Shire Pharmaceuticals Group /1/                              46,100                 403,854
 Takeda Chemical Industries                                   20,600                 962,954
 Yamanouchi Pharmaceutical                                    13,700                 469,553
                                                                                  10,493,594
                                                              Shares
                                                               Held                  Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.11%)
                                                                                $
 Rio Tinto                                                     6,400                 169,820
MISCELLANEOUS INVESTING (0.21%)
 Rodamco Europe                                                5,000                 308,813
MONEY CENTER BANKS (10.31%)
 Banco Bilbao Vizcaya Argentaria                              68,600                 913,456
 Barclays                                                     94,900                 793,826
 BNP Paribas                                                  19,400               1,129,994
 Credit Suisse Group                                          27,090                 869,226
 DBS Group Holdings                                           48,000                 432,370
 HSBC Holdings                                               232,533               3,412,396
 Lloyds TSB Group                                             48,100                 360,584
 Mitsubishi Tokyo Financial Group                                101                 903,477
 Mitsui Trust Holdings                                        30,000                 209,950
 Mizuho Financial Group                                          172                 651,240
 Oversea-Chinese Banking                                      34,000                 252,913
 Royal Bank of Scotland                                       59,100               1,662,567
 Societe Generale /1/                                          7,000                 574,766
 Standard Chartered                                           25,300                 419,122
 Sumitomo Mitsui Financial Group                                 102                 614,077
 UBS                                                          24,205               1,619,532
 UFJ Holdings                                                     97                 389,027
 United Overseas Bank                                         23,000                 183,118
                                                                                  15,391,641
MORTGAGE BANKS (0.16%)
 Northern Rock                                                18,800                 242,898
MULTI-LINE INSURANCE (3.67%)
 Allianz                                                       9,470                 912,683
 Assicurazioni Generali                                       17,700                 468,179
 Assurances Generales de France                                5,600                 330,364
 AXA                                                          49,800               1,023,461
 CGNU                                                         63,200                 642,436
 CNP Assurances                                                7,500                 422,587
 ING Groep                                                    46,700               1,084,008
 Royal & Sun Alliance Insurance Group                        277,800                 391,503
 Zurich Financial Services                                     1,440                 203,729
                                                                                   5,478,950
MULTIMEDIA (1.59%)
 News                                                         37,703                 322,650
 Publishing & Broadcasting                                    18,700                 176,791
 Reuters Group                                                91,200                 539,817
 Vivendi Universal /1/                                        53,190               1,330,072
                                                                                   2,369,330
NON-HOTEL GAMBLING (1.11%)
 Greek Organisation of Football Prognostics                   28,310                 543,978
 Hilton Group                                                152,100                 719,124
 William Hill                                                 42,100                 395,416
                                                                                   1,658,518
OFFICE AUTOMATION & EQUIPMENT (1.05%)
 Canon                                                        18,600                 907,846
 Neopost                                                       4,640                 269,261
 Ricoh                                                        20,000                 389,395
                                                                                   1,566,502

                                                              Shares
                                                               Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.11%)
                                                                                $
 Corporate Express Australia                                  46,200                 167,917
OIL COMPANY-EXPLORATION & PRODUCTION (0.09%)
 Woodside Petroleum                                           10,600                 133,543
OIL COMPANY-INTEGRATED (7.99%)
 BG Group                                                     88,400                 550,170
 BP Amoco                                                    471,000               4,421,628
 ENI                                                          67,364               1,386,860
 Repsol YPF                                                    9,200                 195,387
 Royal Dutch Petroleum                                        30,000               1,505,058
 Shell Transport & Trading                                   148,600               1,076,833
 TotalFinaElf                                                 14,350               2,786,730
                                                                                  11,922,666
OIL REFINING & MARKETING (0.36%)
 Nippon Oil                                                   70,000                 430,218
 Singapore Petroleum                                          65,000                 110,679
                                                                                     540,897
OPTICAL SUPPLIES (0.28%)
 HOYA                                                          4,000                 410,928
PAPER & RELATED PRODUCTS (0.34%)
 Oji Paper                                                    39,000                 249,841
 PaperlinX                                                    71,100                 250,450
                                                                                     500,291
PHOTO EQUIPMENT & SUPPLIES (0.56%)
 Fuji Photo Film                                              17,000                 509,443
 Konica Minolta Holdings                                      25,500                 333,350
                                                                                     842,793
PRINTING-COMMERCIAL (0.15%)
 Toppan Printing                                              23,000                 229,886
PROPERTY & CASUALTY INSURANCE (0.67%)
 Millea Holdings                                                  32                 470,863
 Promina Group                                                70,421                 194,798
 QBE Insurance Group                                          38,960                 340,500
                                                                                   1,006,161
PUBLISHING-BOOKS (0.31%)
 Yell Group                                                   76,300                 464,805
PUBLISHING-PERIODICALS (0.70%)
 United Business Media                                        32,000                 288,915
 Wolters Kluwer                                               44,600                 750,673
                                                                                   1,039,588
REAL ESTATE OPERATOR & DEVELOPER (1.02%)
 British Land                                                 37,100                 474,613
 CapitaLand                                                  136,000                 124,085
 Cheung Kong                                                  44,000                 325,776
 Mitsui Fudosan                                               28,000                 311,013
 Sun Hung Kai Properties                                      34,000                 287,698
                                                                                   1,523,185
RESORTS & THEME PARKS (0.15%)
 Oriental Land                                                 3,500                 218,250
RETAIL-APPAREL & SHOE (0.49%)
 Hennes & Mauritz                                             17,100                 440,096

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                $
 Inditex                                                      12,800                 293,109
                                                                                     733,205
RETAIL-AUTOMOBILE (0.11%)
 USS                                                           2,000                 161,500
RETAIL-CONSUMER ELECTRONICS (0.51%)
 Dixons Group                                                147,200                 428,281
 KESA Electricals                                             64,300                 327,686
                                                                                     755,967
RETAIL-CONVENIENCE STORE (0.19%)
 Lawson                                                        7,400                 286,824
RETAIL-JEWELRY (0.25%)
 Compagnie Financiere Richemont /1/                            9,618                 248,466
 Folli - Follie                                                3,930                 129,360
                                                                                     377,826
RETAIL-MAJOR DEPARTMENT STORE (0.51%)
 Marks & Spencer Group                                        36,900                 233,007
 Metro                                                        11,600                 529,305
                                                                                     762,312
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Aeon                                                         10,000                 342,739
 Ito-Yokado                                                   14,000                 543,897
                                                                                     886,636
RUBBER & VINYL (0.16%)
 JSR                                                          14,700                 243,340
RUBBER-TIRES (0.67%)
 Bridgestone                                                  21,000                 378,718
 Continental                                                  13,100                 618,252
                                                                                     996,970
SEMICONDUCTOR EQUIPMENT (0.10%)
 Tokyo Electron                                                3,000                 146,696
SOAP & CLEANING PRODUCTS (0.36%)
 Reckitt Benckiser                                            19,500                 533,315
STEEL PRODUCERS (0.53%)
 JFE Holdings                                                 13,100                 313,234
 Nippon Steel                                                235,000                 476,515
                                                                                     789,749
TELECOMMUNICATION EQUIPMENT (0.58%)
 Marconi /1/                                                  19,874                 226,416
 Nokia                                                        56,050                 643,098
                                                                                     869,514
TELECOMMUNICATION SERVICES (0.39%)
 PCCW /1/                                                    347,000                 238,011
 Telecom Corporation of New Zealand                           90,257                 350,066
                                                                                     588,077
TELEPHONE-INTEGRATED (4.24%)
 Deutsche Telekom /1/                                         76,750               1,284,404
 France Telecom /1/                                           28,200                 698,720
 KDDI                                                             99                 505,415
 Nippon Telegraph & Telephone                                    146                 727,020
 Portugal Telecom                                             58,200                 596,996

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 Royal KPN                                                    86,500                 639,430
 TDC                                                          15,400                 501,230
 Telefonica /1/                                               94,500               1,377,795
                                                                                   6,331,010
TELEVISION (0.29%)
 ITV                                                         227,500                 433,348
TEXTILE-PRODUCTS (0.14%)
 Toray Industries                                             45,000                 213,180
TOBACCO (1.37%)
 Altadis                                                      25,100                 784,489
 British American Tobacco                                     43,900                 666,979
 Imperial Tobacco Group                                       18,500                 402,014
 Japan Tobacco                                                    26                 198,520
                                                                                   2,052,002
TOYS (0.13%)
 Nintendo                                                      1,800                 200,260
TRANSPORT-MARINE (0.31%)
 Mitsui O.S.K. Lines                                          60,000                 311,695
 Neptune Orient Lines                                        109,000                 153,927
                                                                                     465,622
TRANSPORT-RAIL (0.79%)
 East Japan Railway                                              167                 909,506
 Keio Electric Railway                                        52,000                 276,668
                                                                                   1,186,174
TRANSPORT-SERVICES (0.59%)
 FirstGroup                                                   64,200                 333,014
 TNT Post Group                                               25,000                 548,098
                                                                                     881,112
TRANSPORT-TRUCK (0.37%)
 Yamato Transport                                             35,000                 556,772
VENTURE CAPITAL (0.26%)
 3i Group                                                     37,400                 388,337
WATER (0.53%)
 Kelda Group                                                  60,900                 570,883
 Pennon Group                                                 16,400                 217,258
                                                                                     788,141
WHOLESALING & HARBOR TRANSPORT SERVICES (0.18%)
 Kamigumi                                                     40,000                 274,191
WIRE & CABLE PRODUCTS (0.40%)
 Fujikura                                                     42,000                 203,490
 Sumitomo Electric Industries                                 42,000                 399,444
                                                                                     602,934
                                  TOTAL COMMON STOCKS                            139,566,855

                                                             Shares
                                                              Held                    Value
---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.46%)
MULTIMEDIA (0.31%)
                                                                                $
 News                                                         57,416                 461,191
TELEVISION (0.15%)
 ProSiebenSat.1 Media                                         13,268                 228,907
                               TOTAL PREFERRED STOCKS                                690,098

                                                             Principal
                                                               Amount                  Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.44%)
 U.S. Treasury Bill /2/
                                                           $                    $
  1.04%; 08/05/04                                            300,000                 299,971
  1.23%; 09/09/04                                            200,000                 199,730
  1.32%; 10/07/04                                            150,000                 149,629
                                                                                     649,330
                                TOTAL TREASURY BONDS                                 649,330
                                                                                ------------

                TOTAL PORTFOLIO INVESTMENTS (94.37%)                             140,906,283
CASH AND RECEIVABLES, NET OF LIABILITIES (5.63%)                                   8,408,802
                          TOTAL NET ASSETS (100.00%)                            $149,315,085
                                                                               --------------

---------------------------------------------------------------------------
     Contract                      Opening        Current      Unrealized
       Type        Commitment    Market Value  Market Value    Gain (Loss)
---------------------------------------------------------------------------
Futures Contracts

110 DJ Euro Stoxx     Buy        $ 3,677,917  $   3,596,922  $ (80,995)
September, 2004
Futures

21 FTSE 100 Index     Buy          1,697,609      1,684,066    (13,543)
September, 2004
Futures

18 Topix Index        Buy          1,862,164      1,840,294    (21,870)
September, 2004
Futures

/1/  Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts. 90

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                           JULY 31, 2004 (UNAUDITED)

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  6,263,368
Unrealized Depreciation                        (3,270,889)
                                             ------------
Net Unrealized Appreciation (Depreciation)      2,992,479
Cost for federal income tax purposes         $137,913,804

                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   5,994,155              4.25%
 Austria                       654,137              0.46
 Belgium                       949,979              0.67
 Bermuda                        62,020              0.04
 China                         157,247              0.11
 Denmark                     1,540,328              1.09
 Finland                     1,339,252              0.95
 France                     11,974,598              8.50
 Germany                    10,410,488              7.39
 Greece                      1,849,244              1.31
 Hong Kong                   2,229,094              1.58
 Ireland                       950,290              0.67
 Italy                       3,331,963              2.37
 Japan                      32,608,560             23.14
 Netherlands                 8,165,031              5.80
 New Zealand                   350,066              0.25
 Norway                        307,818              0.22
 Portugal                    1,556,886              1.11
 Singapore                   1,365,625              0.97
 Spain                       4,402,477              3.13
 Sweden                      1,305,044              0.93
 Switzerland                11,923,585              8.46
 United Kingdom             36,829,066             26.14
 United States                 649,330              0.46
             TOTAL        $140,906,283            100.00%
                          --------------          ---------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                            Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (98.84%)
AEROSPACE & DEFENSE (0.63%)
                                                                           $
 Boeing                                                  34,700               1,761,025
 Northrop Grumman                                         6,700                 352,420
 Raytheon                                                17,500                 587,125
 Rockwell Collins                                        26,800                 917,096
                                                                              3,617,666
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 General Dynamics                                         8,500                 839,970
 Lockheed Martin                                         39,700               2,103,703
 United Technologies                                     25,700               2,402,950
                                                                              5,346,623
AGRICULTURAL CHEMICALS (0.47%)
 Agrium                                                  70,200               1,013,688
 IMC Global                                              12,600                 171,990
 Potash Corp. of Saskatchewan                            15,200               1,469,688
                                                                              2,655,366
AIRLINES (0.11%)
 Southwest Airlines                                      41,700                 603,399
APPLIANCES (0.15%)
 Maytag                                                  15,900                 325,950
 Whirlpool                                                8,900                 555,716
                                                                                881,666
APPLICATIONS SOFTWARE (3.50%)
 Citrix Systems /1/                                       8,700                 153,294
 Intuit /1/                                              32,000               1,198,080
 Mercury Interactive /1/                                 11,200                 409,472
 Microsoft                                              620,300              17,653,738
 Red Hat /1/                                             22,700                 388,624
 Siebel Systems /1/                                      18,900                 152,334
                                                                             19,955,542
AUDIO & VIDEO PRODUCTS (0.09%)
 Digital Theater Systems /1/                             21,300                 493,095
AUTO-CARS & LIGHT TRUCKS (0.42%)
 General Motors                                          56,000               2,415,840
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.14%)
 Paccar                                                  13,200                 791,472
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
 TRW Automotive Holdings /1/                             27,200                 565,760
BEVERAGES-NON-ALCOHOLIC (2.29%)
 Coca-Cola                                              149,700               6,565,842
 Cott /1/                                                37,900               1,060,442
 Pepsico                                                108,400               5,420,000
                                                                             13,046,284
BREWERY (0.28%)
 Anheuser-Busch                                          30,600               1,588,140
CABLE TV (0.11%)
 Comcast /1/                                             22,600                 619,240
CASINO HOTELS (0.06%)
 Station Casinos                                          7,900                 341,280

                                                            Shares
                                                             Held                Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (0.27%)
                                                                           $
 International Game Technology                           47,700               1,542,618
CELLULAR TELECOMMUNICATIONS (0.75%)
 Crown Castle International /1/                          81,900               1,156,428
 Nextel Communications /1/                               93,500               2,128,060
 Western Wireless /1/                                    38,000               1,002,820
                                                                              4,287,308
CHEMICALS-DIVERSIFIED (0.68%)
 Dow Chemical                                            61,600               2,457,224
 E. I. Du Pont de Nemours                                33,200               1,423,284
                                                                              3,880,508
CHEMICALS-SPECIALTY (0.35%)
 Cabot                                                   14,400                 548,352
 Great Lakes Chemical                                    12,400                 297,352
 Millennium Chemicals /1/                                37,300                 658,345
 Minerals Technologies                                    8,600                 480,482
                                                                              1,984,531
CIRCUIT BOARDS (0.11%)
 Jabil Circuit /1/                                       28,800                 626,400
COMMERCIAL BANKS (0.10%)
 First Horizon National                                  12,700                 550,545
COMMERCIAL SERVICE-FINANCE (0.15%)
 MoneyGram International /1/                             14,400                 269,280
 Moody's                                                  8,300                 565,230
                                                                                834,510
COMPUTER SERVICES (0.51%)
 Affiliated Computer Services /1/                        31,300               1,624,470
 DST Systems /1/                                         28,100               1,280,236
                                                                              2,904,706
COMPUTERS (1.61%)
 Gateway /1/                                             40,100                 180,450
 Hewlett-Packard                                        112,800               2,272,920
 International Business Machines                         77,600               6,756,632
                                                                              9,210,002
COMPUTERS-INTEGRATED SYSTEMS (1.58%)
 Dell /1/                                               249,000               8,832,030
 Jack Henry & Associates                                  9,300                 179,025
                                                                              9,011,055
COMPUTERS-MEMORY DEVICES (0.13%)
 Veritas Software /1/                                    38,900                 741,434
COMPUTERS-PERIPHERAL EQUIPMENT (0.19%)
 Lexmark International /1/                               12,100               1,070,850
CONSUMER PRODUCTS-MISCELLANEOUS (0.45%)
 Clorox                                                  21,500               1,070,055
 Fortune Brands                                          21,100               1,522,998
                                                                              2,593,053
COSMETICS & TOILETRIES (2.48%)
 Colgate-Palmolive                                       29,000               1,542,800
 Gillette                                                54,500               2,124,410
 Kimberly-Clark                                          24,200               1,550,494

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                           $
 Procter & Gamble                                       170,800               8,907,220
                                                                             14,124,924
CRUISE LINES (0.35%)
 Carnival                                                42,900               1,999,569
DATA PROCESSING & MANAGEMENT (0.72%)
 Automatic Data Processing                               63,200               2,653,136
 Choicepoint /1/                                          3,400                 142,800
 First Data                                               7,200                 321,192
 Fiserv /1/                                              23,100                 791,406
 Global Payments                                          3,800                 173,470
                                                                              4,082,004
DECISION SUPPORT SOFTWARE (0.06%)
 NetIQ /1/                                               33,000                 314,490
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                                8,800                 485,760
DISTRIBUTION-WHOLESALE (0.27%)
 CDW                                                     19,600               1,260,280
 Ingram Micro /1/                                        20,200                 287,850
                                                                              1,548,130
DIVERSIFIED MANUFACTURING OPERATIONS (6.59%)
 Danaher                                                 34,400               1,742,360
 General Electric                                       723,400              24,053,050
 Honeywell International                                 72,600               2,730,486
 Illinois Tool Works                                     26,700               2,416,884
 ITT Industries                                           4,600                 367,770
 Roper Industries                                        15,100                 845,600
 Tyco International                                     176,100               5,459,100
                                                                             37,615,250
DIVERSIFIED MINERALS (0.08%)
 BHP Billiton                                            25,700                 474,936
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                              5,010                 129,809
E-COMMERCE-SERVICES (1.08%)
 eBay /1/                                                39,700               3,109,701
 InterActiveCorp /1/                                     95,900               2,618,070
 Monster Worldwide /1/                                   20,200                 446,218
                                                                              6,173,989
E-SERVICES-CONSULTING (0.08%)
 Digital Insight /1/                                     30,100                 446,383
ELECTRIC-INTEGRATED (2.79%)
 American Electric Power                                 18,300                 569,313
 Constellation Energy Group                              18,700                 720,885
 Duke Energy                                            101,400               2,180,100
 Edison International                                    29,700                 795,960
 El Paso Electric /1/                                    46,100                 693,805
 Entergy                                                 15,300                 879,750
 Exelon                                                  34,000               1,186,600
 FirstEnergy                                             53,000               2,072,300
 NiSource                                                38,300                 792,810
 PG&E /1/                                                41,800               1,192,972
 Pinnacle West Capital                                   24,100                 976,050

                                                            Shares
                                                             Held              Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                           $
 PPL                                                     26,800               1,242,180
 Southern                                                19,600                 573,888
 TECO Energy                                             35,700                 460,530
 TXU                                                     39,600               1,570,536
                                                                             15,907,679
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.27%)
 Intel                                                  372,100               9,071,798
 QLogic /1/                                              44,500               1,088,025
 Texas Instruments                                       66,900               1,426,977
 Xilinx                                                  46,400               1,365,552
                                                                             12,952,352
ELECTRONIC FORMS (0.14%)
 Adobe Systems                                           18,900                 797,202
ENTERPRISE SOFTWARE & SERVICE (0.63%)
 Oracle /1/                                             341,700               3,591,267
FIDUCIARY BANKS (0.64%)
 Investors Financial Services                            27,300               1,247,064
 State Street                                            56,700               2,427,327
                                                                              3,674,391
FILTRATION & SEPARATION PRODUCTS (0.14%)
 Pall                                                    34,700                 803,999
FINANCE-CONSUMER LOANS (0.27%)
 SLM                                                     40,300               1,528,176
FINANCE-CREDIT CARD (0.64%)
 American Express                                        73,100               3,673,275
FINANCE-INVESTMENT BANKER & BROKER (4.17%)
 Charles Schwab                                          63,500                 557,530
 Citigroup                                              281,200              12,398,108
 Goldman Sachs Group                                     29,800               2,628,062
 Legg Mason                                               3,400                 267,036
 Lehman Brothers Holdings                                21,900               1,535,190
 Merrill Lynch                                           62,700               3,117,444
 Morgan Stanley                                          67,000               3,305,110
                                                                             23,808,480
FINANCE-MORTGAGE LOAN/BANKER (1.12%)
 Federal Home Loan Mortgage                              49,300               3,170,483
 Federal National Mortgage Association                   45,200               3,207,392
                                                                              6,377,875
FINANCIAL GUARANTEE INSURANCE (0.54%)
 MGIC Investment                                         25,200               1,789,200
 Radian Group                                            27,700               1,274,754
                                                                              3,063,954
FOOD-CONFECTIONERY (0.17%)
 Hershey Foods                                           20,000                 968,800
FOOD-MISCELLANEOUS/DIVERSIFIED (0.74%)
 Campbell Soup                                           39,300               1,005,687
 General Mills                                           33,400               1,499,660
 H.J. Heinz                                              16,800                 619,752
 Kellogg                                                 25,900               1,078,994
                                                                              4,204,093

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.25%)
                                                                           $
 Sysco                                                   41,900               1,443,455
GOLD MINING (0.32%)
 Newmont Mining                                          45,100               1,825,197
HEALTH CARE COST CONTAINMENT (0.13%)
 Caremark Rx /1/                                         24,500                 747,250
HOME DECORATION PRODUCTS (0.21%)
 Newell Rubbermaid                                       56,300               1,216,080
HOTELS & MOTELS (0.04%)
 Fairmont Hotels & Resorts                                7,800                 200,850
HUMAN RESOURCES (0.18%)
 Manpower                                                10,100                 439,855
 Robert Half International                               21,800                 606,476
                                                                              1,046,331
INSURANCE BROKERS (0.27%)
 Marsh & McLennan                                        34,300               1,522,234
INTERNET APPLICATION SOFTWARE (0.13%)
 MatrixOne /1/                                           68,500                 435,660
 Verity /1/                                              29,000                 322,770
                                                                                758,430
INTERNET BROKERS (0.51%)
 Ameritrade Holding /1/                                 237,100               2,629,439
 E*trade Group /1/                                       27,600                 305,532
                                                                              2,934,971
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 F5 Networks /1/                                          8,100                 212,139
INTERNET SECURITY (0.11%)
 McAfee /1/                                              36,100                 649,078
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.20%)
 Federated Investors                                      9,700                 272,667
 Franklin Resources                                      18,400                 887,800
                                                                              1,160,467
LEISURE & RECREATION PRODUCTS (0.30%)
 Brunswick                                               20,500                 800,115
 Multimedia Games /1/                                    27,100                 513,003
 WMS Industries /1/                                      13,600                 370,464
                                                                              1,683,582
LIFE & HEALTH INSURANCE (0.52%)
 Aflac                                                   24,800                 983,072
 Conseco /1/                                             34,500                 620,310
 Genworth Financial /1/                                  37,200                 845,928
 UnumProvident                                           33,000                 526,350
                                                                              2,975,660
MACHINERY-FARM (0.15%)
 Deere                                                   13,600                 854,216
MEDICAL INSTRUMENTS (1.40%)
 Biomet                                                  14,600                 642,254
 Boston Scientific /1/                                   48,000               1,836,480
 Guidant                                                 23,000               1,272,360
 Medtronic                                               68,200               3,387,494

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                           $
 St. Jude Medical /1/                                    12,100                 824,373
                                                                              7,962,961
MEDICAL LABORATORY & TESTING SERVICE (0.20%)
 Laboratory Corp. of America Holdings /1/                29,000               1,135,640
MEDICAL PRODUCTS (2.28%)
 Baxter International                                    31,800                 956,226
 Becton Dickinson                                        17,900                 845,417
 Johnson & Johnson                                      164,800               9,108,496
 Stryker                                                 22,000               1,048,960
 Zimmer Holdings /1/                                     13,900               1,060,709
                                                                             13,019,808
MEDICAL-BIOMEDICAL/GENE (1.26%)
 Amgen /1/                                               81,000               4,607,280
 Biogen Idec /1/                                         20,800               1,248,000
 Chiron /1/                                              12,900                 591,207
 Genentech /1/                                           15,400                 749,672
                                                                              7,196,159
MEDICAL-DRUGS (5.73%)
 Abbott Laboratories                                     65,500               2,577,425
 Cephalon /1/                                             5,800                 293,016
 Eli Lilly                                               68,000               4,332,960
 Forest Laboratories /1/                                 37,400               1,880,846
 Medimmune /1/                                           12,000                 276,480
 Merck                                                  120,900               5,482,815
 Pfizer                                                 444,200              14,196,632
 Schering-Plough                                         30,100                 585,746
 Wyeth                                                   87,400               3,093,960
                                                                             32,719,880
MEDICAL-GENERIC DRUGS (0.09%)
 Taro Pharmaceuticals Industries /1/                      3,500                  78,155
 Watson Pharmaceutical /1/                               17,800                 448,738
                                                                                526,893
MEDICAL-HMO (0.80%)
 Anthem /1/                                              12,700               1,047,369
 UnitedHealth Group                                      56,000               3,522,400
                                                                              4,569,769
MEDICAL-HOSPITALS (0.20%)
 HCA                                                     29,700               1,147,905
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.31%)
 AmerisourceBergen                                       10,200                 551,412
 Cardinal Health                                         26,700               1,188,150
                                                                              1,739,562
METAL-ALUMINUM (0.25%)
 Alcoa                                                   44,900               1,438,147
MISCELLANEOUS INVESTING (0.38%)
 Duke-Weeks Realty                                       24,300                 747,468
 Simon Property Group                                    15,200                 784,472
 United Dominion Realty Trust                            31,300                 606,907
                                                                              2,138,847
MONEY CENTER BANKS (2.96%)
 Bank of America                                         87,014               7,397,060

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                           $
 JP Morgan Chase                                        253,640               9,468,381
                                                                             16,865,441
MOTORCYCLE & MOTOR SCOOTER (0.17%)
 Harley-Davidson                                         16,200                 969,894
MULTI-LINE INSURANCE (3.15%)
 American International Group                           145,900              10,307,835
 Hartford Financial Services Group                       17,700               1,152,270
 Prudential Financial                                    39,700               1,848,432
 Safeco                                                  99,700               4,691,882
                                                                             18,000,419
MULTIMEDIA (2.15%)
 E.W. Scripps                                             3,500                 358,470
 Gannett                                                 17,800               1,479,892
 McGraw-Hill                                             12,700                 953,262
 Meredith                                                 3,900                 206,232
 Time Warner /1/                                        312,500               5,203,125
 Viacom                                                 111,400               3,741,926
 Walt Disney                                             13,600                 314,024
                                                                             12,256,931
NETWORKING PRODUCTS (1.58%)
 Cisco Systems /1/                                      390,400               8,143,744
 Emulex /1/                                              31,900                 344,201
 Juniper Networks /1/                                     9,500                 218,120
 Lucent Technologies /1/                                109,200                 333,060
                                                                              9,039,125
NON-HAZARDOUS WASTE DISPOSAL (0.32%)
 Waste Management                                        65,500               1,843,170
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                            12,800                 540,160
OIL & GAS DRILLING (0.27%)
 Nabors Industries /1/                                    5,000                 232,500
 Transocean Sedco Forex /1/                              45,500               1,292,200
                                                                              1,524,700
OIL COMPANY-EXPLORATION & PRODUCTION (0.56%)
 Anadarko Petroleum                                      19,100               1,141,989
 Devon Energy                                             5,000                 347,450
 EOG Resources                                            6,700                 425,785
 Murphy Oil                                              16,400               1,268,376
                                                                              3,183,600
OIL COMPANY-INTEGRATED (5.14%)
 ChevronTexaco                                           67,400               6,446,810
 ConocoPhillips                                          45,200               3,560,404
 Exxon Mobil                                            382,300              17,700,490
 Occidental Petroleum                                     9,800                 482,846
 TotalFinaElf                                            11,600               1,129,260
                                                                             29,319,810
OIL FIELD MACHINERY & EQUIPMENT (0.25%)
 FMC Technologies /1/                                    27,300                 819,000
 Grant Prideco /1/                                       32,900                 621,481
                                                                              1,440,481
OIL-FIELD SERVICES (0.74%)
 Baker Hughes                                            23,600                 951,080

                                                             Shares
                                                              Held             Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                           $
 BJ Services /1/                                          5,600                 278,096
 Schlumberger                                            46,600               2,997,312
                                                                              4,226,488
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                            2,700                 166,293
PAPER & RELATED PRODUCTS (0.73%)
 Bowater                                                 13,500                 503,550
 International Paper                                     36,900               1,595,187
 MeadWestvaco                                            31,400                 937,604
 Potlatch                                                16,500                 661,485
 Weyerhaeuser                                             7,500                 465,000
                                                                              4,162,826
PHARMACY SERVICES (0.08%)
 Medco Health Solutions /1/                              15,900                 481,770
PIPELINES (0.07%)
 Dynegy /1/                                              67,700                 284,340
 Williams                                                10,500                 127,575
                                                                                411,915
PROPERTY & CASUALTY INSURANCE (1.19%)
 St. Paul                                               168,669               6,252,560
 XL Capital                                               8,000                 565,440
                                                                              6,818,000
PUBLISHING-NEWSPAPERS (0.25%)
 New York Times                                          15,100                 628,160
 Washington Post                                            900                 781,110
                                                                              1,409,270
REGIONAL BANKS (3.65%)
 Comerica                                               101,700               5,946,399
 SunTrust Banks                                          17,100               1,127,745
 U.S. Bancorp                                           263,800               7,465,540
 Wachovia                                                70,700               3,132,717
 Wells Fargo                                             55,100               3,163,291
                                                                             20,835,692
RETAIL-APPAREL & SHOE (0.63%)
 Abercrombie & Fitch                                     30,200               1,113,776
 Christopher & Banks                                     29,800                 487,826
 Hot Topic /1/                                           54,000                 859,680
 Ross Stores                                             47,700               1,104,255
                                                                              3,565,537
RETAIL-AUTO PARTS (0.10%)
 O'Reilly Automotive /1/                                 13,600                 550,664
RETAIL-BUILDING PRODUCTS (1.09%)
 Home Depot                                             121,800               4,107,096
 Lowe's                                                  43,800               2,133,936
                                                                              6,241,032
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Best Buy                                                21,400               1,030,624
RETAIL-DISCOUNT (3.19%)
 Dollar Tree Stores /1/                                  20,100                 540,891
 Family Dollar Stores                                    52,400               1,459,864
 Target                                                  93,200               4,063,520

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                           $
 TJX                                                     38,700                 908,289
 Wal-Mart Stores                                        212,200              11,248,722
                                                                             18,221,286
RETAIL-DRUG STORE (0.72%)
 CVS                                                     31,800               1,331,466
 Walgreen                                                76,900               2,799,160
                                                                              4,130,626
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                                 22,600                 652,688
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                                 7,300                 226,373
RETAIL-REGIONAL DEPARTMENT STORE (0.12%)
 Kohl's /1/                                              14,600                 668,096
RETAIL-RESTAURANTS (0.96%)
 McDonald's                                              61,800               1,699,500
 Panera Bread /1/                                        28,100               1,036,609
 RARE Hospitality International /1/                      32,900                 928,109
 Starbucks /1/                                           21,200                 995,552
 Yum! Brands /1/                                         21,700                 833,063
                                                                              5,492,833
SATELLITE TELECOM (0.15%)
 EchoStar Communications /1/                             31,800                 881,496
SCHOOLS (0.17%)
 Apollo Group /1/                                        11,800                 985,890
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.71%)
 Analog Devices                                          32,000               1,270,400
 Linear Technology                                       32,300               1,262,930
 Maxim Integrated Products                               31,400               1,510,340
                                                                              4,043,670
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                                   57,400                 974,078
 Kla-Tencor /1/                                           9,100                 375,011
 Novellus Systems /1/                                    34,500                 931,500
                                                                              2,280,589
STEEL PRODUCERS (0.97%)
 International Steel Group /1/                           17,600                 576,048
 Nucor                                                   59,400               4,968,810
                                                                              5,544,858
TELECOMMUNICATION EQUIPMENT (0.58%)
 Andrew /1/                                               8,400                  91,140
 Comverse Technology /1/                                 10,100                 172,306
 Nortel Networks /1/                                     47,300                 173,118
 Qualcomm                                                41,700               2,880,636
                                                                              3,317,200
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 Corning /1/                                             93,800               1,159,368
 JDS Uniphase /1/                                        36,900                 127,305
                                                                              1,286,673
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                               20,200                 295,930

                                                            Shares
                                                             Held              Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (2.51%)
                                                                           $
 SBC Communications                                     212,900               5,394,886
 Sprint                                                 152,000               2,839,360
 Verizon Communications                                 157,700               6,077,758
                                                                             14,312,004
THERAPEUTICS (0.15%)
 Gilead Sciences /1/                                     13,500                 872,640
TOBACCO (1.24%)
 Altria Group                                           148,800               7,082,880
TOYS (0.12%)
 Hasbro                                                  38,700                 703,179
TRANSPORT-RAIL (0.46%)
 Burlington Northern Santa Fe                            40,600               1,440,488
 CSX                                                     37,700               1,180,010
                                                                              2,620,498
TRANSPORT-SERVICES (0.96%)
 United Parcel Service                                   76,000               5,468,960
WEB PORTALS (0.58%)
 Yahoo /1/                                              108,000               3,326,400
WIRELESS EQUIPMENT (0.53%)
 Motorola                                               121,800               1,940,274
 Spectrasite /1/                                         25,800               1,109,400
                                                                              3,049,674
                               TOTAL COMMON STOCKS                          564,079,476

                                                            Shares
                                                             Held               Value
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.24%)
MULTIMEDIA (0.24%)
 News                                                    43,300               1,375,641
                              TOTAL PREFERRED STOCKS                          1,375,641


                                                          Principal
                                                            Amount               Value
----------------------------------------------------------------------------------------------
TREASURY BONDS (0.15%)


 U.S. Treasury /2/
                                                       $                   $
  1.32%; 09/23/04                                       850,000                 848,382
                             TOTAL TREASURY BONDS                               848,382
                                                                           ------------

            TOTAL PORTFOLIO INVESTMENTS (99.23%)                            566,303,499
CASH AND RECEIVABLES, NET OF LIABILITIES (0.77%)                              4,388,815
                      TOTAL NET ASSETS (100.00%)                           $570,692,314
                                                                           --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
14 S&P 500         Buy        $3,976,075    $3,853,850    $(122,225)
September, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 35,819,873
Unrealized Depreciation                       (25,869,666)
                                             ------------
Net Unrealized Appreciation (Depreciation)      9,950,207
Cost for federal income tax purposes         $556,353,292

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.31%)
AEROSPACE & DEFENSE (1.19%)
                                                                        $
 Boeing                                                4,200                213,150
 Northrop Grumman                                        800                 42,080
 Raytheon                                              2,800                 93,940
                                                                            349,170
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
 General Dynamics                                        800                 79,056
 United Technologies                                   1,900                177,650
                                                                            256,706
AGRICULTURAL OPERATIONS (0.61%)
 Monsanto                                              4,900                177,674
APPAREL MANUFACTURERS (0.51%)
 Coach /1/                                             3,500                149,765
APPLICATIONS SOFTWARE (3.87%)
 Microsoft                                            39,798              1,132,651
ATHLETIC FOOTWEAR (0.28%)
 Nike                                                  1,119                 81,363
AUDIO & VIDEO PRODUCTS (0.29%)
 Harman International Industries                       1,000                 85,730
AUTO-CARS & LIGHT TRUCKS (1.33%)
 Ford Motor                                           14,100                207,552
 General Motors                                        4,200                181,188
                                                                            388,740
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Delphi Automotive Systems                             1,900                 18,069
BATTERIES & BATTERY SYSTEMS (0.07%)
 Energizer Holdings /1/                                  500                 19,050
BEVERAGES-NON-ALCOHOLIC (1.40%)
 Coca-Cola                                             5,800                254,388
 Pepsico                                               3,090                154,500
                                                                            408,888
CABLE TV (0.68%)
 Comcast /1/                                           4,400                120,560
 Comcast /1/                                           2,880                 77,184
                                                                            197,744
CELLULAR TELECOMMUNICATIONS (0.46%)
 AT&T Wireless Services /1/                            5,400                 77,976
 Nextel Communications /1/                             1,800                 40,968
 U.S. Cellular /1/                                       400                 15,700
                                                                            134,644
CHEMICALS-DIVERSIFIED (0.50%)
 Dow Chemical                                            964                 38,454
 E. I. Du Pont de Nemours                              2,500                107,175
                                                                            145,629
COMMERCIAL BANKS (0.63%)
 Bank of Hawaii                                          500                 22,465
 UnionBanCal                                           2,800                162,540
                                                                            185,005
COMMERCIAL SERVICE-FINANCE (0.65%)
 Moody's                                               2,800                190,680

                                                          Shares
                                                           Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (1.14%)
                                                                        $
 Hewlett-Packard                                       4,600                 92,690
 International Business Machines                       2,767                240,923
                                                                            333,613
COMPUTERS-INTEGRATED SYSTEMS (1.28%)
 Dell /1/                                              9,500                336,965
 NCR /1/                                                 800                 37,144
                                                                            374,109
COMPUTERS-PERIPHERAL EQUIPMENT (0.24%)
 Lexmark International /1/                               800                 70,800
CONSULTING SERVICES (0.69%)
 Accenture /1/                                         8,126                200,143
COSMETICS & TOILETRIES (3.46%)
 Avon Products                                         4,100                176,341
 Gillette                                              9,254                360,721
 Procter & Gamble                                      9,104                474,774
                                                                          1,011,836
DATA PROCESSING & MANAGEMENT (0.52%)
 First Data                                            3,400                151,674
DISTRIBUTION-WHOLESALE (0.20%)
 Ingram Micro /1/                                      1,500                 21,375
 Tech Data /1/                                         1,000                 37,460
                                                                             58,835
DIVERSIFIED MANUFACTURING OPERATIONS (6.69%)
 3M                                                    4,810                396,152
 General Electric                                     29,080                966,910
 ITT Industries                                        1,100                 87,945
 Tyco International                                   16,300                505,300
                                                                          1,956,307
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.46%)
 Cendant                                               5,900                134,992
E-COMMERCE-SERVICES (0.24%)
 eBay /1/                                                900                 70,497
ELECTRIC-GENERATION (0.41%)
 Texas Genco Holdings                                  2,600                120,614
ELECTRIC-INTEGRATED (1.24%)
 Alliant Energy                                        4,000                103,640
 Edison International                                  6,900                184,920
 Northeast Utilities                                   4,000                 74,800
                                                                            363,360
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 Sanmina /1/                                           5,400                 39,636
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.40%)
 Intel                                                25,553                622,982
 Texas Instruments                                     3,700                 78,921
                                                                            701,903
ELECTRONIC MEASUREMENT INSTRUMENTS (0.36%)
 Agilent Technologies /1/                              4,400                104,764
ELECTRONIC PARTS DISTRIBUTION (0.23%)
 Avnet /1/                                             3,500                 67,970

                                                        Shares
                                                         Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.61%)
                                                                        $
 BMC Software /1/                                     11,400                178,752
FINANCE-AUTO LOANS (0.13%)
 AmeriCredit /1/                                       2,000                 38,200
FINANCE-COMMERCIAL (0.50%)
 CIT Group                                             4,200                145,992
FINANCE-CREDIT CARD (0.87%)
 American Express                                      1,100                 55,275
 MBNA                                                  8,000                197,520
                                                                            252,795
FINANCE-INVESTMENT BANKER & BROKER (3.21%)
 Citigroup                                            13,792                608,089
 Merrill Lynch                                         6,616                328,948
                                                                            937,037
FINANCE-MORTGAGE LOAN/BANKER (1.83%)
 Countrywide Credit Industries                         1,400                100,940
 Federal Home Loan Mortgage                            3,900                250,809
 Federal National Mortgage Association                 2,588                183,645
                                                                            535,394
FINANCIAL GUARANTEE INSURANCE (0.63%)
 MBIA                                                  2,600                140,348
 MGIC Investment                                         600                 42,600
                                                                            182,948
FOOD-DAIRY PRODUCTS (0.08%)
 Dean Foods /1/                                          600                 22,188
FOOD-FLOUR & GRAIN (0.48%)
 Archer Daniels Midland                                9,000                138,870
FOOD-MISCELLANEOUS/DIVERSIFIED (0.56%)
 Kraft Foods                                           5,400                164,970
FOOD-WHOLESALE & DISTRIBUTION (0.91%)
 Supervalu                                             2,700                 77,112
 Sysco                                                 5,500                189,475
                                                                            266,587
GOLD MINING (0.07%)
 Newmont Mining                                          500                 20,235
HEALTH CARE COST CONTAINMENT (0.47%)
 Caremark Rx /1/                                       4,500                137,250
HOTELS & MOTELS (0.34%)
 Choice Hotels International                           1,900                 99,940
INDEPENDENT POWER PRODUCER (0.21%)
 NRG Energy /1/                                        2,300                 61,157
INSURANCE BROKERS (0.20%)
 Marsh & McLennan                                      1,306                 57,960
INTERNET SECURITY (0.70%)
 Symantec /1/                                          4,400                205,744
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.18%)
 Franklin Resources                                      800                 38,600

                                                          Shares
                                                           Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                        $
 Nuveen Investments                                      600                 15,240
                                                                             53,840
LIFE & HEALTH INSURANCE (0.33%)
 Lincoln National                                      1,500                 65,550
 Nationwide Financial Services                           900                 31,923
                                                                             97,473
LOTTERY SERVICES (0.29%)
 GTECH Holdings                                        2,000                 84,740
MACHINERY-CONSTRUCTION & MINING (0.19%)
 Caterpillar                                             760                 55,852
MEDICAL INFORMATION SYSTEM (0.57%)
 IMS Health                                            6,900                167,256
MEDICAL INSTRUMENTS (0.66%)
 Boston Scientific /1/                                 1,300                 49,738
 Guidant                                               1,165                 64,448
 Medtronic                                             1,600                 79,472
                                                                            193,658
MEDICAL PRODUCTS (2.28%)
 Johnson & Johnson                                     8,900                491,903
 Zimmer Holdings /1/                                   2,300                175,513
                                                                            667,416
MEDICAL-BIOMEDICAL/GENE (1.48%)
 Amgen /1/                                             2,746                156,192
 Biogen Idec /1/                                         400                 24,000
 Genentech /1/                                         3,200                155,776
 Genzyme /1/                                           1,900                 97,432
                                                                            433,400
MEDICAL-DRUGS (6.60%)
 Abbott Laboratories                                   3,171                124,779
 Allergan                                              1,900                143,716
 AstraZeneca                                           1,500                 67,380
 Eli Lilly                                             5,849                372,698
 Endo Pharmaceuticals Holdings /1/                     1,000                 19,200
 Merck                                                 1,000                 45,350
 Pfizer                                               29,545                944,258
 Schering-Plough                                       6,000                116,760
 Wyeth                                                 2,734                 96,784
                                                                          1,930,925
MEDICAL-HMO (0.37%)
 UnitedHealth Group                                    1,700                106,930
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.37%)
 Cardinal Health                                       2,400                106,800
METAL-ALUMINUM (0.34%)
 Alcoa                                                 3,102                 99,357
METAL-DIVERSIFIED (0.29%)
 Rio Tinto                                               800                 83,896
MISCELLANEOUS INVESTING (0.35%)
 Equity Office Properties Trust                        3,900                101,205
MONEY CENTER BANKS (3.20%)
 Bank of America                                       9,887                840,494

                                                         Shares
                                                          Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                        $
 JP Morgan Chase                                       2,520                 94,071
                                                                            934,565
MULTI-LEVEL DIRECT SELLING (0.10%)
 Nu Skin Enterprises                                   1,100                 30,041
MULTI-LINE INSURANCE (3.44%)
 American International Group                          5,799                409,699
 Loews                                                 3,100                175,553
 MetLife                                               5,800                206,886
 Prudential Financial                                  4,600                214,176
                                                                          1,006,314
MULTIMEDIA (3.93%)
 McGraw-Hill                                           1,700                127,602
 Time Warner /1/                                      31,075                517,399
 Viacom                                                7,400                248,566
 Walt Disney                                          11,000                253,990
                                                                          1,147,557
NETWORKING PRODUCTS (0.96%)
 Cisco Systems /1/                                    13,421                279,962
NON-HAZARDOUS WASTE DISPOSAL (0.52%)
 Republic Services                                     1,300                 37,180
 Waste Management                                      4,100                115,374
                                                                            152,554
OIL & GAS DRILLING (0.22%)
 Transocean Sedco Forex /1/                            2,300                 65,320
OIL COMPANY-EXPLORATION & PRODUCTION (0.57%)
 Anadarko Petroleum                                    2,800                167,412
OIL COMPANY-INTEGRATED (4.85%)
 ChevronTexaco                                         3,026                289,437
 ConocoPhillips                                        3,100                244,187
 Exxon Mobil                                          14,658                678,665
 Marathon Oil                                          3,400                128,078
 Occidental Petroleum                                  1,600                 78,832
                                                                          1,419,199
OIL REFINING & MARKETING (0.89%)
 Sunoco                                                2,600                177,242
 Valero Energy                                         1,100                 82,412
                                                                            259,654
OIL-FIELD SERVICES (1.31%)
 Schlumberger                                          5,947                382,511
PAPER & RELATED PRODUCTS (0.40%)
 International Paper                                   2,714                117,326
PHARMACY SERVICES (0.05%)
 Medco Health Solutions /1/                              506                 15,332
POULTRY (0.51%)
 Tyson Foods                                           7,800                148,668
PROPERTY & CASUALTY INSURANCE (0.97%)
 ACE                                                   2,500                101,475
 Fidelity National Financial                           1,815                 65,794

                                                         Shares
                                                          Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                        $
 St. Paul                                              3,168                117,438
                                                                            284,707
REAL ESTATE MANAGEMENT & SERVICES (0.54%)
 LNR Property                                          2,900                156,629
REGIONAL BANKS (3.01%)
 Comerica                                                400                 23,388
 National City                                         1,100                 40,150
 PNC Financial Services Group                          2,500                126,500
 U.S. Bancorp                                          9,400                266,020
 Wachovia                                              6,100                270,291
 Wells Fargo                                           2,700                155,007
                                                                            881,356
RETAIL-APPAREL & SHOE (0.27%)
 Gap                                                   2,200                 49,940
 Payless ShoeSource /1/                                2,300                 29,762
                                                                             79,702
RETAIL-AUTOMOBILE (0.11%)
 AutoNation /1/                                        1,900                 30,628
RETAIL-BUILDING PRODUCTS (0.91%)
 Home Depot                                            2,100                 70,812
 Lowe's                                                4,000                194,880
                                                                            265,692
RETAIL-DISCOUNT (2.30%)
 Kmart Holding /1/                                     1,700                131,631
 Target                                                1,000                 43,600
 Wal-Mart Stores                                       9,393                497,923
                                                                            673,154
RETAIL-DRUG STORE (0.13%)
 Longs Drug Stores                                       800                 16,800
 Walgreen                                                600                 21,840
                                                                             38,640
RETAIL-MAJOR DEPARTMENT STORE (0.38%)
 J.C. Penney                                             500                 20,000
 Saks /1/                                              6,900                 90,045
                                                                            110,045
RETAIL-OFFICE SUPPLIES (0.45%)
 Staples                                               4,600                132,848
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Federated Department Stores                           3,600                172,512
RETAIL-TOY STORE (0.09%)
 Toys R Us /1/                                         1,600                 26,336
SAVINGS & LOANS-THRIFTS (0.07%)
 Golden West Financial                                   200                 21,382
SEMICONDUCTOR EQUIPMENT (0.32%)
 Applied Materials /1/                                 5,500                 93,335
STEEL PRODUCERS (0.34%)
 Nucor                                                 1,200                100,380
TELECOMMUNICATION EQUIPMENT (0.61%)
 Qualcomm                                              2,600                179,608

                                                         Shares
                                                          Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
                                                                        $
 Corning /1/                                           4,200                 51,912
TELEPHONE-INTEGRATED (2.58%)
 AT&T                                                  4,100                 61,910
 BellSouth                                             9,300                251,937
 SBC Communications                                    3,300                 83,622
 Sprint                                               17,500                326,900
 Verizon Communications                                  800                 30,832
                                                                            755,201
THERAPEUTICS (0.72%)
 Gilead Sciences /1/                                   2,600                168,064
 ImClone Systems /1/                                     700                 41,244
                                                                            209,308
TOBACCO (0.78%)
 Altria Group                                            700                 33,320
 RJ Reynolds Tobacco Holdings                          2,700                194,265
                                                                            227,585
TRANSPORT-RAIL (0.43%)
 Burlington Northern Santa Fe                            700                 24,836
 CSX                                                   3,200                100,160
                                                                            124,996
TRANSPORT-SERVICES (0.51%)
 FedEx                                                 1,557                127,487
 United Parcel Service                                   300                 21,588
                                                                            149,075
TRANSPORT-TRUCK (0.55%)
 J.B. Hunt Transport Services                          4,200                161,322
WEB PORTALS (0.30%)
 Yahoo /1/                                             2,800                 86,240
WIRELESS EQUIPMENT (1.01%)
 Motorola                                             18,500                294,705
                             TOTAL COMMON STOCKS                         28,745,041
                                                                        -----------

            TOTAL PORTFOLIO INVESTMENTS (98.31%)                         28,745,041
CASH AND RECEIVABLES, NET OF LIABILITIES (1.69%)                            494,019
                      TOTAL NET ASSETS (100.00%)                        $29,239,060
                                                                        -------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           JULY 31, 2004 (UNAUDITED)

 Contract                            Opening       Current      Unrealized
   Type                Commitment  Market Value  Market Value   Gain (Loss)
-------------          -----------------------------------------------------
FUTURES CONTRACTS
2 S&P 500              Buy         $108,867      $110,110       $1,243
eMini,
September,
2004
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,065,298
Unrealized Depreciation                       (1,041,693)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,023,605
Cost for federal income tax purposes         $26,721,436

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held              Value
----------------------------------------------------------------------------------------
COMMON STOCKS (93.08%)
ADVERTISING AGENCIES (0.12%)
                                                                      $
 Interpublic Group /1/                               1,000                 12,790
AEROSPACE & DEFENSE (1.35%)
 Boeing                                              2,900                147,175
AEROSPACE & DEFENSE EQUIPMENT (0.44%)
 General Dynamics                                      300                 29,646
 United Technologies                                   200                 18,700
                                                                           48,346
AGRICULTURAL OPERATIONS (0.33%)
 Monsanto                                            1,000                 36,260
APPAREL MANUFACTURERS (0.35%)
 Coach /1/                                             900                 38,511
APPLICATIONS SOFTWARE (1.73%)
 Compuware /1/                                       1,200                  5,928
 Microsoft                                           6,400                182,144
                                                                          188,072
ATHLETIC FOOTWEAR (0.27%)
 Nike                                                  400                 29,084
AUDIO & VIDEO PRODUCTS (0.47%)
 Harman International Industries                       600                 51,438
AUTO-CARS & LIGHT TRUCKS (0.56%)
 Ford Motor                                          2,100                 30,912
 General Motors                                        700                 30,198
                                                                           61,110
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.41%)
 Navistar International /1/                            900                 32,355
 Paccar                                                200                 11,992
                                                                           44,347
BEVERAGES-NON-ALCOHOLIC (0.97%)
 Coca-Cola                                           2,000                 87,720
 Coca-Cola Enterprises                                 500                 10,200
 Pepsi Bottling Group                                  300                  8,355
                                                                          106,275
BUILDING PRODUCTS-AIR & HEATING (0.21%)
 American Standard /1/                                 600                 22,734
BUILDING-RESIDENTIAL & COMMERCIAL (0.28%)
 DR Horton                                           1,100                 30,393
CASINO HOTELS (0.31%)
 Mandalay Resort Group                                 500                 33,750
CELLULAR TELECOMMUNICATIONS (0.44%)
 Nextel Communications /1/                           1,100                 25,036
 NII Holdings /1/                                      600                 22,812
                                                                           47,848
COMMERCIAL SERVICE-FINANCE (0.12%)
 Moody's                                               200                 13,620
COMMERCIAL SERVICES (0.11%)
 Convergys /1/                                         900                 11,916

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.15%)
                                                                      $
 Autodesk                                              400                 16,080
COMPUTER SERVICES (0.07%)
 Electronic Data Systems                               400                  7,392
COMPUTERS-INTEGRATED SYSTEMS (2.80%)
 Dell /1/                                            7,700                273,119
 NCR /1/                                               700                 32,501
                                                                          305,620
COMPUTERS-MEMORY DEVICES (0.06%)
 EMC /1/                                               600                  6,582
COMPUTERS-PERIPHERAL EQUIPMENT (0.41%)
 Lexmark International /1/                             500                 44,250
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Fortune Brands                                        300                 21,654
COSMETICS & TOILETRIES (5.41%)
 Avon Products                                       1,600                 68,816
 Estee Lauder                                          200                  8,780
 Gillette                                            2,500                 97,450
 Kimberly-Clark                                      1,500                 96,105
 Procter & Gamble                                    6,100                318,115
                                                                          589,266
DATA PROCESSING & MANAGEMENT (1.19%)
 First Data                                          2,500                111,525
 SEI Investments                                       600                 18,402
                                                                          129,927
DENTAL SUPPLIES & EQUIPMENT (0.27%)
 Patterson /1/                                         400                 29,368
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                            150                  4,555
DISPOSABLE MEDICAL PRODUCTS (0.10%)
 C.R. Bard                                             200                 11,040
DISTRIBUTION-WHOLESALE (0.58%)
 CDW                                                   700                 45,010
 Tech Data /1/                                         500                 18,730
                                                                           63,740
DIVERSIFIED MANUFACTURING OPERATIONS (2.44%)
 3M                                                  1,200                 98,832
 Danaher                                               400                 20,260
 General Electric                                    1,500                 49,875
 Honeywell International                               400                 15,044
 Illinois Tool Works                                   700                 63,364
 Textron                                               300                 18,390
                                                                          265,765
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.82%)
 Cendant                                             3,900                 89,232
DRUG DELIVERY SYSTEMS (0.01%)
 Hospira /1/                                            60                  1,555
E-COMMERCE-SERVICES (0.22%)
 eBay /1/                                              300                 23,499

                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-GENERATION (0.27%)
                                                                      $
 AES /1/                                             3,100                 29,915
ELECTRIC-INTEGRATED (1.18%)
 Duke Energy                                         1,400                 30,100
 Edison International                                1,400                 37,520
 PG&E /1/                                            1,700                 48,518
 XCEL Energy                                           700                 11,970
                                                                          128,108
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Sanmina /1/                                         2,500                 18,350
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.75%)
 Advanced Micro Devices /1/                          1,300                 16,237
 Broadcom /1/                                          800                 28,288
 Intel                                              19,200                468,096
 International Rectifier /1/                           500                 19,600
 Micron Technology /1/                               1,600                 21,648
 National Semiconductor /1/                          2,000                 34,300
 Texas Instruments                                   6,900                147,177
                                                                          735,346
ELECTRONIC MEASUREMENT INSTRUMENTS (0.31%)
 Agilent Technologies /1/                            1,400                 33,334
ENGINES-INTERNAL COMBUSTION (0.25%)
 Cummins Engine                                        400                 27,772
ENTERPRISE SOFTWARE & SERVICE (0.63%)
 Computer Associates International                   1,100                 27,764
 Oracle /1/                                          3,900                 40,989
                                                                           68,753
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                   300                 15,039
FINANCE-AUTO LOANS (0.18%)
 AmeriCredit /1/                                     1,000                 19,100
FINANCE-COMMERCIAL (0.29%)
 CIT Group                                             900                 31,284
FINANCE-CREDIT CARD (1.46%)
 Capital One Financial                                 400                 27,728
 MBNA                                                4,300                106,167
 Providian Financial /1/                             1,800                 24,912
                                                                          158,807
FINANCE-INVESTMENT BANKER & BROKER (0.07%)
 Legg Mason                                            100                  7,854
FINANCE-MORTGAGE LOAN/BANKER (3.38%)
 Federal Home Loan Mortgage                          1,100                 70,741
 Federal National Mortgage Association               4,200                298,032
                                                                          368,773
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 Sara Lee                                            1,400                 30,744
FOOD-RETAIL (0.40%)
 Kroger /1/                                          1,200                 18,960
 Whole Foods Market                                    300                 24,696
                                                                           43,656
                                                     Shares
                                                      Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.43%)
                                                                      $
 Supervalu                                             300                  8,568
 Sysco                                               1,100                 37,895
                                                                           46,463
HEALTH CARE COST CONTAINMENT (0.27%)
 McKesson                                              900                 28,953
HOTELS & MOTELS (0.12%)
 Starwood Hotels & Resorts Worldwide                   300                 13,500
INSTRUMENTS-SCIENTIFIC (0.28%)
 Waters /1/                                            700                 30,716
INTERNET BROKERS (0.07%)
 E*trade Group /1/                                     700                  7,749
INTERNET SECURITY (0.17%)
 Symantec /1/                                          400                 18,704
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.17%)
 T. Rowe Price Group                                   400                 18,488
LIFE & HEALTH INSURANCE (0.18%)
 Aflac                                                 500                 19,820
LOTTERY SERVICES (0.16%)
 GTECH Holdings                                        400                 16,948
MACHINERY-CONSTRUCTION & MINING (0.34%)
 Caterpillar                                           500                 36,745
MEDICAL INSTRUMENTS (1.36%)
 Biomet                                                600                 26,394
 Guidant                                             2,200                121,704
                                                                          148,098
MEDICAL PRODUCTS (3.78%)
 Baxter International                                2,300                 69,161
 Henry Schein /1/                                      400                 26,840
 INAMED /1/                                            200                 10,836
 Johnson & Johnson                                   4,000                221,080
 Stryker                                             1,000                 47,680
 Varian Medical Systems /1/                            200                 13,802
 Zimmer Holdings /1/                                   300                 22,893
                                                                          412,292
MEDICAL-BIOMEDICAL/GENE (1.57%)
 Amgen /1/                                             300                 17,064
 Genentech /1/                                       2,800                136,304
 Millennium Pharmaceuticals /1/                      1,600                 17,792
                                                                          171,160
MEDICAL-DRUGS (9.08%)
 Abbott Laboratories                                   600                 23,610
 Forest Laboratories /1/                               800                 40,232
 King Pharmaceuticals /1/                              400                  4,516
 Merck                                               7,900                358,265
 Pfizer                                             14,800                473,008
 Schering-Plough                                     4,000                 77,840
 Valeant Pharmaceuticals International                 300                  5,253
 Wyeth                                                 200                  7,080
                                                                          989,804

                                                     Shares
                                                      Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.08%)
                                                                      $
 Eon Labs /1/                                          300                  8,736
MEDICAL-HMO (3.05%)
 Aetna                                                 400                 34,320
 Anthem /1/                                            300                 24,741
 Coventry Health Care /1/                              700                 35,777
 Health Net /1/                                      1,000                 24,130
 Humana /1/                                            600                 10,866
 Pacificare Health Systems /1/                         600                 18,342
 UnitedHealth Group                                  2,600                163,540
 Wellpoint Health Networks /1/                         200                 20,220
                                                                          331,936
MEDICAL-HOSPITALS (0.53%)
 Health Management Associates                        1,500                 30,090
 Tenet Healthcare /1/                                2,500                 27,950
                                                                           58,040
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.35%)
 Lincare Holdings /1/                                1,200                 38,328
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.95%)
 AmerisourceBergen                                   1,300                 70,278
 Cardinal Health                                     3,200                142,400
                                                                          212,678
METAL-ALUMINUM (0.29%)
 Alcoa                                               1,000                 32,030
METAL-COPPER (0.29%)
 Phelps Dodge /1/                                      400                 31,176
METAL-DIVERSIFIED (0.13%)
 Freeport-McMoran Copper & Gold                        400                 13,940
MOTORCYCLE & MOTOR SCOOTER (1.04%)
 Harley-Davidson                                     1,900                113,753
MULTI-LINE INSURANCE (2.73%)
 Allstate                                              400                 18,832
 American International Group                        3,300                233,145
 Hartford Financial Services Group                     700                 45,570
                                                                          297,547
NETWORKING PRODUCTS (1.27%)
 Cisco Systems /1/                                   5,300                110,558
 Juniper Networks /1/                                1,200                 27,552
                                                                          138,110
OIL COMPANY-INTEGRATED (1.22%)
 ChevronTexaco                                         400                 38,260
 ConocoPhillips                                        200                 15,754
 Exxon Mobil                                         1,700                 78,710
                                                                          132,724
PAPER & RELATED PRODUCTS (0.22%)
 Georgia-Pacific                                       700                 23,520
PHARMACY SERVICES (0.08%)
 Medco Health Solutions /1/                            300                  9,090
PROPERTY & CASUALTY INSURANCE (0.14%)
 Progressive                                           200                 15,324

                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.10%)
                                                                      $
 XM Satellite Radio Holdings /1/                       400                 10,556
RENTAL-AUTO & EQUIPMENT (0.22%)
 Rent-A-Center /1/                                     800                 23,472
RETAIL-APPAREL & SHOE (2.31%)
 Abercrombie & Fitch                                 1,100                 40,568
 AnnTaylor Stores /1/                                  600                 16,104
 Chico's FAS /1/                                       600                 25,122
 Claire's Stores                                       600                 13,830
 Foot Locker                                         1,300                 29,250
 Gap                                                 1,200                 27,240
 Nordstrom                                           1,100                 48,290
 Pacific Sunwear of California /1/                     700                 14,280
 Ross Stores                                         1,600                 37,040
                                                                          251,724
RETAIL-AUTO PARTS (0.24%)
 Advance Auto Parts /1/                                700                 25,984
RETAIL-BEDDING (0.42%)
 Bed Bath & Beyond /1/                               1,300                 46,007
RETAIL-BUILDING PRODUCTS (5.06%)
 Home Depot                                         14,900                502,428
 Lowe's                                              1,000                 48,720
                                                                          551,148
RETAIL-CONSUMER ELECTRONICS (0.26%)
 Best Buy                                              600                 28,896
RETAIL-DISCOUNT (1.86%)
 BJ's Wholesale Club /1/                               400                  9,324
 Dollar General                                      1,400                 27,020
 Dollar Tree Stores /1/                              1,100                 29,601
 Target                                              1,000                 43,600
 TJX                                                   800                 18,776
 Wal-Mart Stores                                     1,400                 74,214
                                                                          202,535
RETAIL-DRUG STORE (0.54%)
 CVS                                                   700                 29,309
 Walgreen                                              800                 29,120
                                                                           58,429
RETAIL-HOME FURNISHINGS (0.15%)
 Pier 1 Imports                                        900                 16,137
RETAIL-JEWELRY (0.23%)
 Tiffany                                               700                 25,025
RETAIL-MAJOR DEPARTMENT STORE (0.59%)
 May Department Stores                               1,300                 34,489
 Sears Roebuck                                         800                 29,344
                                                                           63,833
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Federated Department Stores                           600                 28,752
RETAIL-RESTAURANTS (2.46%)
 Applebees International                             1,500                 39,960
 CBRL Group                                            300                  9,966
 McDonald's                                          4,500                123,750

                                                     Shares
                                                      Held                   Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                      $
 Outback Steakhouse                                    700                 28,427
 Starbucks /1/                                       1,400                 65,744
                                                                          267,847
SCHOOLS (0.51%)
 Apollo Group /1/                                      400                 33,420
 ITT Educational Services /1/                          700                 22,295
                                                                           55,715
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.26%)
 Cypress Semiconductor /1/                           1,200                 13,608
 Maxim Integrated Products                             300                 14,430
                                                                           28,038
SEMICONDUCTOR EQUIPMENT (0.75%)
 Amkor Technology /1/                                  900                  3,645
 Applied Materials /1/                               2,700                 45,819
 Lam Research /1/                                      700                 16,695
 Teradyne /1/                                          900                 15,390
                                                                           81,549
TELECOMMUNICATION EQUIPMENT (2.87%)
 Qualcomm                                            4,400                303,952
 Scientific-Atlanta                                    300                  9,225
                                                                          313,177
TELECOMMUNICATION SERVICES (0.13%)
 Avaya /1/                                           1,000                 14,650
TELEPHONE-INTEGRATED (0.14%)
 NTL /1/                                               300                 15,636
TEXTILE-HOME FURNISHINGS (0.13%)
 Mohawk Industries /1/                                 200                 14,708
TOBACCO (1.70%)
 Altria Group                                        3,900                185,640
TOYS (0.05%)
 Hasbro                                                300                  5,451
VITAMINS & NUTRITION PRODUCTS (0.08%)
 NBTY /1/                                              400                  8,704
WEB PORTALS (0.40%)
 Yahoo /1/                                           1,400                 43,120
WIRELESS EQUIPMENT (1.01%)
 Motorola                                            6,900                109,917
                           TOTAL COMMON STOCKS                         10,143,051
                                                                      -----------

            TOTAL PORTFOLIO INVESTMENTS (93.08%)                       10,143,051
CASH AND RECEIVABLES, NET OF LIABILITIES (6.92%)                          753,910
                      TOTAL NET ASSETS (100.00%)                      $10,896,961
                                                                      -------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500          Buy         $277,132      $275,275      $(1,857)
September, 2004
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   475,547
Unrealized Depreciation                         (713,243)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (237,696)
Cost for federal income tax purposes         $10,380,747

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (95.51%)
AEROSPACE & DEFENSE EQUIPMENT (1.39%)
                                                                           $
 United Technologies                                    102,680               9,600,580
APPAREL MANUFACTURERS (0.52%)
 Coach /1/                                               84,380               3,610,620
APPLICATIONS SOFTWARE (6.76%)
 Mercury Interactive /1/                                162,500               5,941,000
 Microsoft                                            1,364,100              38,822,286
 Red Hat /1/                                            112,000               1,917,440
                                                                             46,680,726
BEVERAGES-NON-ALCOHOLIC (3.38%)
 Coca-Cola                                              363,945              15,962,628
 Pepsico                                                147,312               7,365,600
                                                                             23,328,228
CASINO HOTELS (0.48%)
 Wynn Resorts /1/                                        93,440               3,343,283
CASINO SERVICES (1.36%)
 International Game Technology                          289,300               9,355,962
COMMERCIAL SERVICE-FINANCE (0.49%)
 Paychex                                                109,700               3,368,887
COMPUTERS-INTEGRATED SYSTEMS (1.57%)
 Dell /1/                                               305,340              10,830,410
COMPUTERS-MEMORY DEVICES (1.02%)
 EMC /1/                                                642,190               7,044,824
CONSULTING SERVICES (1.13%)
 Accenture /1/                                          318,180               7,836,773
COSMETICS & TOILETRIES (2.45%)
 Kimberly-Clark                                          83,900               5,375,473
 Procter & Gamble                                       221,470              11,549,660
                                                                             16,925,133
CRUISE LINES (1.27%)
 Carnival                                               187,700               8,748,697
DIAGNOSTIC KITS (0.30%)
 Dade Behring Holdings /1/                               41,700               2,072,073
DIVERSIFIED MANUFACTURING OPERATIONS (7.94%)
 3M                                                      42,100               3,467,356
 General Electric                                     1,125,590              37,425,867
 Tyco International                                     448,200              13,894,200
                                                                             54,787,423
E-COMMERCE-PRODUCTS (0.58%)
 Amazon.com /1/                                         102,800               4,000,976
E-COMMERCE-SERVICES (4.28%)
 eBay /1/                                               166,390              13,033,329
 InterActiveCorp /1/                                    605,160              16,520,868
                                                                             29,554,197
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.35%)
 Intel                                                  467,815              11,405,330
 Texas Instruments                                      226,055               4,821,753
                                                                             16,227,083
                                                        Shares
                                                         Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.50%)
                                                                           $
 Amphenol /1/                                           109,610               3,445,042
ELECTRONIC FORMS (0.42%)
 Adobe Systems                                           68,000               2,868,240
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 Novell /1/                                             166,500               1,138,860
 Oracle /1/                                             397,670               4,179,512
                                                                              5,318,372
FINANCE-CREDIT CARD (3.67%)
 American Express                                       225,150              11,313,787
 MBNA                                                   567,100              14,001,699
                                                                             25,315,486
FINANCE-INVESTMENT BANKER & BROKER (6.25%)
 Citigroup                                              591,950              26,099,076
 Goldman Sachs Group                                    134,970              11,903,004
 Lehman Brothers Holdings                                73,300               5,138,330
                                                                             43,140,410
FINANCE-MORTGAGE LOAN/BANKER (1.34%)
 Federal National Mortgage Association                  130,300               9,246,088
HEALTH CARE COST CONTAINMENT (0.66%)
 Caremark Rx /1/                                        148,750               4,536,875
INTERNET BROKERS (0.67%)
 Ameritrade Holding /1/                                 419,900               4,656,691
INTERNET SECURITY (0.60%)
 Symantec /1/                                            88,800               4,152,288
LOTTERY SERVICES (0.66%)
 GTECH Holdings                                         107,570               4,557,741
MEDICAL INSTRUMENTS (2.80%)
 Boston Scientific /1/                                  139,700               5,344,922
 Guidant                                                 51,310               2,838,469
 Medtronic                                              148,405               7,371,276
 St. Jude Medical /1/                                    55,880               3,807,105
                                                                             19,361,772
MEDICAL PRODUCTS (1.90%)
 INAMED /1/                                              39,377               2,133,446
 Johnson & Johnson                                      199,045              11,001,217
                                                                             13,134,663
MEDICAL-BIOMEDICAL/GENE (2.99%)
 Amgen /1/                                              138,002               7,849,554
 Biogen Idec /1/                                         57,800               3,468,000
 Chiron /1/                                              46,800               2,144,844
 Genentech /1/                                          113,100               5,505,708
 Telik /1/                                               83,590               1,651,738
                                                                             20,619,844
MEDICAL-DRUGS (6.89%)
 Bristol-Myers Squibb                                   143,600               3,288,440
 Celgene /1/                                             51,350               2,738,496
 Eli Lilly                                               41,800               2,663,496
 Forest Laboratories /1/                                 81,250               4,086,062
 Pfizer                                                 880,406              28,137,776

                                                        Shares
                                                          Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Teva Pharmaceutical Industries                         224,030               6,631,288
                                                                             47,545,558
MEDICAL-HMO (1.91%)
 Anthem /1/                                              66,108               5,451,927
 UnitedHealth Group                                     122,900               7,730,410
                                                                             13,182,337
MULTI-LINE INSURANCE (1.53%)
 American International Group                           149,150              10,537,448
MULTIMEDIA (1.53%)
 News                                                   132,095               4,478,020
 Time Warner /1/                                        365,600               6,087,240
                                                                             10,565,260
NETWORKING PRODUCTS (3.95%)
 Cisco Systems /1/                                      969,275              20,219,076
 Juniper Networks /1/                                   167,800               3,852,688
 Network Appliance /1/                                  163,800               3,162,978
                                                                             27,234,742
OIL COMPANY-EXPLORATION & PRODUCTION (0.33%)
 Murphy Oil                                              29,140               2,253,688
OIL COMPANY-INTEGRATED (1.66%)
 Exxon Mobil                                            247,400              11,454,620
OIL FIELD MACHINERY & EQUIPMENT (0.84%)
 Smith International /1/                                 99,025               5,771,177
RETAIL-APPAREL & SHOE (0.73%)
 Chico's FAS /1/                                        121,166               5,073,220
RETAIL-BUILDING PRODUCTS (0.99%)
 Lowe's                                                 139,700               6,806,184
RETAIL-DISCOUNT (2.25%)
 Target                                                  96,976               4,228,154
 TJX                                                    134,500               3,156,715
 Wal-Mart Stores                                        153,195               8,120,867
                                                                             15,505,736
RETAIL-OFFICE SUPPLIES (0.53%)
 Staples                                                126,100               3,641,768
RETAIL-PET FOOD & SUPPLIES (0.55%)
 PETsMART                                               122,400               3,795,624
RETAIL-REGIONAL DEPARTMENT STORE (0.43%)
 Kohl's /1/                                              64,760               2,963,418
RETAIL-RESTAURANTS (1.14%)
 Outback Steakhouse                                      81,950               3,327,989
 Yum! Brands /1/                                        118,205               4,537,890
                                                                              7,865,879
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (2.90%)
 Analog Devices                                         234,500               9,309,650
 Linear Technology                                      233,450               9,127,895
 Marvell Technology Group /1/                            68,880               1,599,394
                                                                             20,036,939

                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (1.08%)
                                                                           $
 Qualcomm                                               107,515               7,427,136
TELEVISION (0.97%)
 Univision Communications /1/                           232,345               6,731,035
THERAPEUTICS (0.43%)
 Gilead Sciences /1/                                     45,845               2,963,421
TRANSPORT-SERVICES (1.87%)
 C.H. Robinson Worldwide                                134,795               5,894,585
 United Parcel Service                                   97,900               7,044,884
                                                                             12,939,469
WEB PORTALS (1.76%)
 Yahoo /1/                                              394,900              12,162,920
WIRELESS EQUIPMENT (0.74%)
 Motorola                                               322,100               5,131,053
                             TOTAL COMMON STOCKS                            659,258,019
                                                                           ------------

            TOTAL PORTFOLIO INVESTMENTS (95.51%)                            659,258,019
CASH AND RECEIVABLES, NET OF LIABILITIES (4.49%)                             30,997,795
                      TOTAL NET ASSETS (100.00%)                           $690,255,814
                                                                           --------------

/1/    Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:


Unrealized Appreciation                                 $ 51,461,451
Unrealized Depreciation                                  (36,994,057)
                                                        -------------
Net Unrealized Appreciation (Depreciation)                14,467,394
Cost for federal income tax purposes                    $644,790,625

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           JULY 31, 2004 (UNAUDITED)

                                                       Shares
                                                        Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.01%)
AEROSPACE & DEFENSE (1.21%)
                                                                       $
 Rockwell Collins                                    63,200               2,162,704
AEROSPACE & DEFENSE EQUIPMENT (1.48%)
 United Technologies                                 28,300               2,646,050
AGRICULTURAL OPERATIONS (2.11%)
 Monsanto                                           103,626               3,757,479
APPLICATIONS SOFTWARE (3.39%)
 Microsoft                                          212,022               6,034,146
ATHLETIC FOOTWEAR (1.71%)
 Nike                                                42,000               3,053,820
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.39%)
 Autoliv                                             16,500                 694,485
BEVERAGES-NON-ALCOHOLIC (3.08%)
 Pepsico                                            109,800               5,490,000
CASINO HOTELS (0.36%)
 Caesars Entertainment /1/                           44,100                 649,593
COMPUTERS (1.25%)
 International Business Machines                     25,500               2,220,285
COMPUTERS-INTEGRATED SYSTEMS (2.20%)
 Dell /1/                                           110,300               3,912,341
COSMETICS & TOILETRIES (6.36%)
 Alberto-Culver                                      19,000                 885,780
 Gillette                                            41,700               1,625,466
 Kimberly-Clark                                      33,500               2,146,345
 Procter & Gamble                                   127,900               6,669,985
                                                                         11,327,576
CRUISE LINES (2.16%)
 Carnival                                            82,700               3,854,647
DATA PROCESSING & MANAGEMENT (2.33%)
 First Data                                          93,000               4,148,730
DISPOSABLE MEDICAL PRODUCTS (1.73%)
 C.R. Bard                                           55,700               3,074,640
DIVERSIFIED MANUFACTURING OPERATIONS (5.79%)
 3M                                                  10,300                 848,308
 General Electric                                   184,100               6,121,325
 Textron                                             54,500               3,340,850
                                                                         10,310,483
DRUG DELIVERY SYSTEMS (1.47%)
 Hospira /1/                                        100,800               2,611,728
E-COMMERCE-SERVICES (1.31%)
 eBay /1/                                            16,700               1,308,111
 Monster Worldwide /1/                               46,900               1,036,021
                                                                          2,344,132
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.45%)
 Altera /1/                                          45,400                 945,228
 Intel                                              213,300               5,200,254
                                                                          6,145,482

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (2.76%)
                                                                       $
 Novell /1/                                          81,117                 554,840
 Oracle /1/                                         156,500               1,644,815
 SAP                                                 67,800               2,712,678
                                                                          4,912,333
FIDUCIARY BANKS (1.22%)
 Northern Trust                                      54,200               2,175,046
FINANCE-CREDIT CARD (1.67%)
 American Express                                    59,300               2,979,825
FINANCE-INVESTMENT BANKER & BROKER (1.11%)
 Goldman Sachs Group                                 22,500               1,984,275
FINANCIAL GUARANTEE INSURANCE (1.39%)
 MGIC Investment                                     34,800               2,470,800
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 McCormick                                           33,300               1,191,141
INSTRUMENTS-SCIENTIFIC (1.52%)
 Fisher Scientific International /1/                 46,600               2,712,120
INTERNET SECURITY (0.79%)
 VeriSign /1/                                        80,400               1,407,804
MACHINERY-PRINT TRADE (0.12%)
 Zebra Technologies /1/                               2,500                 206,575
MEDICAL INSTRUMENTS (3.78%)
 Guidant                                             35,400               1,958,328
 Medtronic                                           96,300               4,783,221
                                                                          6,741,549
MEDICAL PRODUCTS (3.90%)
 Baxter International                                77,600               2,333,432
 Johnson & Johnson                                   83,400               4,609,518
                                                                          6,942,950
MEDICAL-BIOMEDICAL/GENE (1.09%)
 Amgen /1/                                           34,092               1,939,153
MEDICAL-DRUGS (6.89%)
 Celgene /1/                                         28,500               1,519,905
 Eli Lilly                                           22,700               1,446,444
 Novartis                                            44,200               1,973,972
 Pfizer                                             114,760               3,667,730
 Roche Holding                                       37,000               3,674,100
                                                                         12,282,151
MONEY CENTER BANKS (0.45%)
 JP Morgan Chase                                     21,500                 802,595
MOTORCYCLE & MOTOR SCOOTER (1.75%)
 Harley-Davidson                                     52,100               3,119,227
MULTI-LINE INSURANCE (3.08%)
 American International Group                        29,536               2,086,718
 MetLife                                             95,300               3,399,351
                                                                          5,486,069
NETWORKING PRODUCTS (4.29%)
 Cisco Systems /1/                                  322,300               6,723,178

                                                      Shares
                                                       Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                       $
 Juniper Networks /1/                                39,850                 914,956
                                                                          7,638,134
OIL COMPANY-EXPLORATION & PRODUCTION (1.44%)
 Apache                                              55,000               2,559,150
OIL COMPANY-INTEGRATED (1.45%)
 Occidental Petroleum                                52,400               2,581,748
OPTICAL SUPPLIES (1.05%)
 Alcon                                               24,400               1,869,040
PUBLICLY TRADED INVESTMENT FUND (0.32%)
 iShares Russell 1000 Growth Index Fund              12,500                 564,750
RADIO (0.76%)
 XM Satellite Radio Holdings /1/                     51,292               1,353,596
RETAIL-DISCOUNT (3.68%)
 Target                                              89,900               3,919,640
 Wal-Mart Stores                                     49,600               2,629,296
                                                                          6,548,936
RETAIL-DRUG STORE (0.73%)
 CVS                                                 31,100               1,302,157
RETAIL-MAJOR DEPARTMENT STORE (0.77%)
 J.C. Penney                                         34,200               1,368,000
RETAIL-REGIONAL DEPARTMENT STORE (0.62%)
 Kohl's /1/                                          24,000               1,098,240
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.50%)
 Linear Technology                                   58,800               2,299,080
 Vitesse Semiconductor /1/                          134,300                 376,040
                                                                          2,675,120
TELECOMMUNICATION EQUIPMENT (1.55%)
 Qualcomm                                            39,900               2,756,292
TELEPHONE-INTEGRATED (1.79%)
 Sprint                                             170,700               3,188,667
TELEVISION (1.64%)
 Univision Communications /1/                       101,100               2,928,867
THERAPEUTICS (0.61%)
 Neurocrine Biosciences /1/                          23,200               1,080,424
WEB PORTALS (1.94%)
 Yahoo /1/                                          112,384               3,461,427
WIRELESS EQUIPMENT (0.90%)
 Motorola                                           100,400               1,599,372
                            TOTAL COMMON STOCKS                         176,365,854
                                                                       ------------

            TOTAL PORTFOLIO INVESTMENTS (99.01%)                        176,365,854
CASH AND RECEIVABLES, NET OF LIABILITIES (0.99%)                          1,762,752
                      TOTAL NET ASSETS (100.00%)                       $178,128,606
                                                                      --------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  7,979,723
Unrealized Depreciation                        (6,176,487)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,803,236
Cost for federal income tax purposes         $174,562,618

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                          Held                      Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.78%)
ADVERTISING AGENCIES (0.46%)
                                                                             $
 Interpublic Group /1/                                    440,600                 5,635,274
AEROSPACE & DEFENSE (0.63%)
 Boeing                                                   152,900                 7,759,675
AEROSPACE & DEFENSE EQUIPMENT (0.90%)
 General Dynamics                                          39,500                 3,903,390
 Goodrich                                                 218,700                 7,070,571
                                                                                 10,973,961
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                  51,800                 1,878,268
APPAREL MANUFACTURERS (1.26%)
 Jones Apparel Group                                      159,100                 5,942,385
 Liz Claiborne                                            122,850                 4,445,942
 VF                                                       101,100                 5,056,011
                                                                                 15,444,338
APPLIANCES (0.42%)
 Whirlpool                                                 81,700                 5,101,348
APPLICATIONS SOFTWARE (0.36%)
 Microsoft                                                155,000                 4,411,300
ATHLETIC FOOTWEAR (0.31%)
 Reebok International                                     111,100                 3,784,066
AUTO-CARS & LIGHT TRUCKS (0.72%)
 General Motors                                           204,600                 8,826,444
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.14%)
 Paccar                                                    28,400                 1,702,864
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.52%)
 American Axle & Manufacturing Holdings                   100,000                 3,435,000
 Autoliv                                                  165,900                 6,982,731
 BorgWarner                                               100,400                 4,737,876
 Dana                                                     201,000                 3,877,290
 Delphi Automotive Systems                                345,000                 3,280,950
 Lear                                                      58,900                 3,247,157
 Magna International                                       65,400                 5,264,700
                                                                                 30,825,704
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.52%)
 Vulcan Materials                                         132,300                 6,300,126
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.32%)
 Martin Marietta Materials                                 88,700                 3,880,625
BUILDING-RESIDENTIAL & COMMERCIAL (0.21%)
 Pulte                                                     46,200                 2,523,906
CABLE TV (0.85%)
 Comcast /1/                                              377,400                10,340,760
CHEMICALS-DIVERSIFIED (0.54%)
 Dow Chemical                                              32,000                 1,276,480
 E. I. Du Pont de Nemours                                  53,200                 2,280,684
 PPG Industries                                            50,900                 3,000,555
                                                                                  6,557,719
                                                           Shares
                                                            Held                      Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.03%)
                                                                             $
 Lubrizol                                                  10,600                   367,078
COMMERCIAL BANKS (0.62%)
 Regions Financial                                        173,029                 5,137,231
 SouthTrust                                                 8,000                   310,320
 UnionBanCal                                               37,150                 2,156,558
                                                                                  7,604,109
COMPUTERS (1.91%)
 Hewlett-Packard                                          927,554                18,690,213
 International Business Machines                           52,900                 4,606,003
                                                                                 23,296,216
COMPUTERS-MEMORY DEVICES (0.02%)
 Quantum /1/                                              101,900                   248,636
CONSUMER PRODUCTS-MISCELLANEOUS (0.18%)
 Fortune Brands                                            30,700                 2,215,926
CONTAINERS-PAPER & PLASTIC (0.03%)
 Smurfit-Stone Container /1/                               20,200                   375,922
DISTRIBUTION-WHOLESALE (0.30%)
 Ingram Micro /1/                                         114,350                 1,629,488
 Tech Data /1/                                             55,300                 2,071,538
                                                                                  3,701,026
DIVERSIFIED MANUFACTURING OPERATIONS (8.76%)
 Cooper Industries                                         66,600                 3,787,542
 Eaton                                                    132,050                 8,535,712
 General Electric                                       1,980,000                65,835,000
 Honeywell International                                  342,200                12,870,142
 Textron                                                  142,600                 8,741,380
 Tyco International                                       234,600                 7,272,600
                                                                                107,042,376
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.30%)
 Cendant                                                  162,400                 3,715,712
ELECTRIC-INTEGRATED (3.77%)
 Alliant Energy                                           202,300                 5,241,593
 American Electric Power                                  242,525                 7,544,953
 CMS Energy /1/                                           308,900                 2,789,367
 Constellation Energy Group                                90,800                 3,500,340
 Edison International                                      58,400                 1,565,120
 Entergy                                                  125,800                 7,233,500
 FirstEnergy                                              208,800                 8,164,080
 Northeast Utilities                                      222,600                 4,162,620
 PPL                                                       74,400                 3,448,440
 XCEL Energy                                              141,700                 2,423,070
                                                                                 46,073,083
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.29%)
 Flextronics International /1/                            403,300                 5,069,481
 Sanmina /1/                                              407,100                 2,988,114
 Solectron /1/                                            887,700                 4,882,350
 Vishay Intertechnology /1/                               181,000                 2,805,500
                                                                                 15,745,445
ELECTRONIC PARTS DISTRIBUTION (0.67%)
 Arrow Electronics /1/                                    203,700                 4,819,542

                                                          Shares
                                                           Held                      Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (CONTINUED)
                                                                             $
 Avnet /1/                                                171,000                 3,320,820
                                                                                  8,140,362
FINANCE-INVESTMENT BANKER & BROKER (6.54%)
 Citigroup                                              1,266,400                55,835,576
 Lehman Brothers Holdings                                 119,525                 8,378,702
 Merrill Lynch                                            200,900                 9,988,748
 Morgan Stanley                                           116,700                 5,756,811
                                                                                 79,959,837
FINANCE-MORTGAGE LOAN/BANKER (1.67%)
 Federal Home Loan Mortgage                               220,800                14,199,648
 Federal National Mortgage Association                     87,325                 6,196,582
                                                                                 20,396,230
FINANCIAL GUARANTEE INSURANCE (1.14%)
 MBIA                                                     115,300                 6,223,894
 MGIC Investment                                          107,800                 7,653,800
                                                                                 13,877,694
FOOD-FLOUR & GRAIN (0.20%)
 Archer Daniels Midland                                   157,415                 2,428,913
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Unilever                                                  87,700                 5,378,641
FOOD-RETAIL (0.85%)
 Kroger /1/                                               295,000                 4,661,000
 Safeway /1/                                              271,700                 5,741,021
                                                                                 10,402,021
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Supervalu                                                    700                    19,992
GAS-DISTRIBUTION (0.57%)
 Sempra Energy                                            195,800                 6,999,850
INSTRUMENTS-CONTROLS (0.49%)
 Parker Hannifin                                          104,000                 5,967,520
LIFE & HEALTH INSURANCE (1.56%)
 Genworth Financial /1/                                   231,300                 5,259,762
 Jefferson-Pilot                                           78,400                 3,777,312
 Manulife Financial                                       248,201                 9,933,004
 Torchmark                                                  1,975                   103,253
                                                                                 19,073,331
MACHINERY-GENERAL INDUSTRY (0.51%)
 Ingersoll-Rand                                            90,300                 6,202,707
MEDICAL-DRUGS (2.25%)
 Bristol-Myers Squibb                                     113,700                 2,603,730
 GlaxoSmithKline                                          132,100                 5,409,495
 Merck                                                    308,425                13,987,074
 Sanofi-Synthelabo                                        167,100                 5,522,655
                                                                                 27,522,954
MEDICAL-HMO (0.73%)
 Humana /1/                                               234,000                 4,237,740
 UnitedHealth Group                                        73,741                 4,638,321
                                                                                  8,876,061
                                                          Shares
                                                           Held                      Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.13%)
                                                                             $
 Worthington Industries                                    76,400                 1,564,672
METAL-ALUMINUM (1.19%)
 Alcan                                                    122,200                 4,841,564
 Alcoa                                                    304,400                 9,749,932
                                                                                 14,591,496
MONEY CENTER BANKS (6.86%)
 Bank of America                                          543,387                46,193,329
 JP Morgan Chase                                        1,009,168                37,672,241
                                                                                 83,865,570
MULTI-LINE INSURANCE (3.13%)
 Allstate                                                 271,500                12,782,220
 American International Group                              90,800                 6,415,020
 Hartford Financial Services Group                        156,200                10,168,620
 MetLife                                                  207,800                 7,412,226
 PartnerRe                                                 29,200                 1,527,452
                                                                                 38,305,538
MULTIMEDIA (0.97%)
 Time Warner /1/                                          527,300                 8,779,545
 Viacom                                                    35,000                 1,175,650
 Walt Disney                                               80,800                 1,865,672
                                                                                 11,820,867
OIL COMPANY-INTEGRATED (10.74%)
 BP Amoco                                                 117,900                 6,644,844
 ChevronTexaco                                            307,664                29,428,061
 ConocoPhillips                                           242,514                19,102,828
 Exxon Mobil                                            1,221,200                56,541,560
 Marathon Oil                                             226,500                 8,532,255
 Occidental Petroleum                                     223,900                11,031,553
                                                                                131,281,101
OIL REFINING & MARKETING (0.62%)
 Ashland                                                  128,600                 6,721,922
 Valero Energy                                             10,900                   816,628
                                                                                  7,538,550
PAPER & RELATED PRODUCTS (1.89%)
 Georgia-Pacific                                          256,250                 8,610,000
 MeadWestvaco                                             243,800                 7,279,868
 Temple-Inland                                            106,400                 7,261,800
                                                                                 23,151,668
PIPELINES (0.54%)
 El Paso                                                  829,000                 6,540,810
POWER CONVERTER & SUPPLY EQUIPMENT (0.19%)
 Hubbell                                                   52,300                 2,363,960
PRINTING-COMMERCIAL (0.64%)
 R.R. Donnelley & Sons                                    245,250                 7,784,235
PROPERTY & CASUALTY INSURANCE (2.32%)
 ACE                                                       69,400                 2,816,946
 Chubb                                                    120,800                 8,308,624
 St. Paul                                                 315,355                11,690,210
 XL Capital                                                79,000                 5,583,720
                                                                                 28,399,500
                                                           Shares
                                                            Held                     Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (7.03%)
                                                                             $
 Comerica                                                 141,300                 8,261,811
 Huntington Bancshares                                    190,700                 4,664,522
 KeyCorp                                                  245,850                 7,419,753
 National City                                            287,225                10,483,713
 PNC Financial Services Group                              50,800                 2,570,480
 SunTrust Banks                                           139,500                 9,200,025
 U.S. Bancorp                                             595,350                16,848,405
 Wachovia                                                 356,950                15,816,454
 Wells Fargo                                              185,200                10,632,332
                                                                                 85,897,495
REINSURANCE (0.19%)
 RenaissanceRe Holdings                                    43,400                 2,300,200
RETAIL-APPAREL & SHOE (0.62%)
 Foot Locker                                               47,400                 1,066,500
 Limited                                                  164,500                 3,362,380
 Nordstrom                                                 72,200                 3,169,580
                                                                                  7,598,460
RETAIL-MAJOR DEPARTMENT STORE (1.45%)
 May Department Stores                                    228,350                 6,058,126
 Saks /1/                                                 289,300                 3,775,365
 Sears Roebuck                                            214,600                 7,871,528
                                                                                 17,705,019
RETAIL-OFFICE SUPPLIES (0.52%)
 Office Depot /1/                                         385,000                 6,314,000
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores                              153,000                 7,331,760
RETAIL-RESTAURANTS (1.12%)
 McDonald's                                               498,300                13,703,250
RUBBER-TIRES (0.26%)
 Cooper Tire & Rubber                                     137,900                 3,233,755
SAVINGS & LOANS-THRIFTS (1.30%)
 Golden West Financial                                     23,900                 2,555,149
 Washington Mutual                                        344,387                13,362,216
                                                                                 15,917,365
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.17%)
 Atmel /1/                                                498,900                 2,135,292
STEEL PRODUCERS (0.60%)
 United States Steel                                      192,900                 7,357,206
TELECOMMUNICATION EQUIPMENT (0.81%)
 ADC Telecommunications /1/                               513,700                 1,232,880
 Nortel Networks /1/                                    1,542,900                 5,647,014
 Tellabs /1/                                              339,600                 3,025,836
                                                                                  9,905,730
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.52%)
 Corning /1/                                              513,200                 6,343,152
TELEPHONE-INTEGRATED (3.71%)
 BellSouth                                                177,900                 4,819,311
 Qwest Communications International /1/                   741,300                 2,883,657
 SBC Communications                                       474,200                12,016,228
 Sprint                                                   772,950                14,438,706

                                                          Shares
                                                           Held                     Value
 --------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                             $
 Verizon Communications                                   292,075                11,256,570
                                                                                 45,414,472
TOBACCO (2.82%)
 Altria Group                                             561,875                26,745,250
 UST                                                      205,000                 7,779,750
                                                                                 34,525,000
TRANSPORT-RAIL (1.70%)
 Burlington Northern Santa Fe                             209,400                 7,429,512
 CSX                                                      186,300                 5,831,190
 Norfolk Southern                                         283,400                 7,563,946
                                                                                 20,824,648
                               TOTAL COMMON STOCKS                            1,195,292,791
                                                                             --------------

            TOTAL PORTFOLIO INVESTMENTS (97.78%)                              1,195,292,791
CASH AND RECEIVABLES, NET OF LIABILITIES (2.22%)                                 27,145,231
                      TOTAL NET ASSETS (100.00%)                             $1,222,438,022
                                                                             ----------------

/1/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $   174,763,132
Unrealized Depreciation                                     (33,899,915)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                  140,863,217
Cost for federal income tax purposes                    $ 1,054,429,574

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (97.17%)
ADVERTISING AGENCIES (1.02%)
                                                                       $
 Interpublic Group /1/                                4,000                51,160
AEROSPACE & DEFENSE (2.36%)
 Boeing                                               1,300                65,975
 Northrop Grumman                                     1,000                52,600
                                                                          118,575
AEROSPACE & DEFENSE EQUIPMENT (1.06%)
 Lockheed Martin                                      1,000                52,990
AIRLINES (0.25%)
 Delta Air Lines /1/                                  2,400                12,456
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (2.23%)
 Masco                                                3,700               111,888
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.83%)
 Martin Marietta Materials                            2,100                91,875
CELLULAR TELECOMMUNICATIONS (3.54%)
 Nextel Communications /1/                            7,800               177,528
COMMERCIAL SERVICE-FINANCE (0.58%)
 Equifax                                              1,200                28,944
COSMETICS & TOILETRIES (1.28%)
 Kimberly-Clark                                       1,000                64,070
DATA PROCESSING & MANAGEMENT (1.07%)
 First Data                                           1,200                53,532
DIVERSIFIED MANUFACTURING OPERATIONS (3.07%)
 Illinois Tool Works                                  1,700               153,884
ELECTRIC-INTEGRATED (7.18%)
 American Electric Power                              3,200                99,552
 CMS Energy /1/                                       2,700                24,381
 Exelon                                               2,600                90,740
 FirstEnergy                                          2,800               109,480
 Pepco Holdings                                       2,000                36,000
                                                                          360,153
FIDUCIARY BANKS (3.26%)
 Mellon Financial                                     4,200               115,416
 Northern Trust                                       1,200                48,156
                                                                          163,572
FINANCE-INVESTMENT BANKER & BROKER (9.66%)
 Citigroup                                            7,300               321,857
 Morgan Stanley                                       3,300               162,789
                                                                          484,646
FINANCE-MORTGAGE LOAN/BANKER (3.20%)
 Federal Home Loan Mortgage                           2,500               160,775
FOOD-RETAIL (1.31%)
 Albertson's                                          2,700                65,853
GAS-DISTRIBUTION (1.50%)
 Sempra Energy                                        2,100                75,075

                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (1.46%)
                                                                       $
 Johnson Controls                                     1,300                73,385
LIFE & HEALTH INSURANCE (1.19%)
 Aflac                                                1,500                59,460
MEDICAL LABORATORY & TESTING SERVICE (0.49%)
 Quest Diagnostics                                      300                24,624
MEDICAL PRODUCTS (1.43%)
 Johnson & Johnson                                    1,300                71,851
MEDICAL-DRUGS (4.25%)
 Bristol-Myers Squibb                                 2,400                54,960
 Cephalon /1/                                         1,100                55,572
 Wyeth                                                2,900               102,660
                                                                          213,192
MEDICAL-HMO (3.39%)
 UnitedHealth Group                                   2,700               169,830
MONEY CENTER BANKS (5.75%)
 Bank of America                                      1,200               102,012
 JP Morgan Chase                                      5,000               186,650
                                                                          288,662
MULTI-LINE INSURANCE (3.66%)
 American International Group                         1,400                98,910
 Hartford Financial Services Group                    1,300                84,630
                                                                          183,540
MULTIMEDIA (5.90%)
 Gannett                                                600                49,884
 Time Warner /1/                                      7,300               121,545
 Viacom                                               3,700               124,283
                                                                          295,712
OIL COMPANY-INTEGRATED (8.52%)
 ConocoPhillips                                       1,900               149,663
 Exxon Mobil                                          6,000               277,800
                                                                          427,463
PAPER & RELATED PRODUCTS (1.07%)
 MeadWestvaco                                         1,800                53,748
REGIONAL BANKS (6.27%)
 PNC Financial Services Group                         1,900                96,140
 Wells Fargo                                          3,800               218,158
                                                                          314,298
RETAIL-DISCOUNT (1.78%)
 Costco Wholesale                                     2,200                89,452
TELEPHONE-INTEGRATED (3.58%)
 BellSouth                                            2,600                70,434
 SBC Communications                                   4,300               108,962
                                                                          179,396


                                                    Shares
                                                     Held                  Value
 ----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (4.03%)
 Burlington Northern Santa Fe                         2,700            $   95,796
 CSX                                                  3,400               106,420
                                                                          202,216
                             TOTAL COMMON STOCKS                        4,873,805
                                                                       ----------

            TOTAL PORTFOLIO INVESTMENTS (97.17%)                        4,873,805
CASH AND RECEIVABLES, NET OF LIABILITIES (2.83%)                          142,027
                      TOTAL NET ASSETS (100.00%)                       $5,015,832
                                                                       ------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  108,106
Unrealized Depreciation                        (106,000)
                                             ----------
Net Unrealized Appreciation (Depreciation)        2,106
Cost for federal income tax purposes         $4,871,699

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (94.79%)
ADVERTISING SALES (0.57%)
                                                                      $
 Lamar Advertising /1/                               5,870                236,033
AIRLINES (0.96%)
 Southwest Airlines                                 27,280                394,742
APPAREL MANUFACTURERS (1.24%)
 Coach /1/                                          11,890                508,773
APPLICATIONS SOFTWARE (2.18%)
 Citrix Systems /1/                                 27,810                490,012
 Mercury Interactive /1/                            11,090                405,451
                                                                          895,463
AUDIO & VIDEO PRODUCTS (1.78%)
 Harman International Industries                     3,170                271,764
 Polycom /1/                                        23,960                461,949
                                                                          733,713
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.43%)
 Oshkosh Truck                                       3,330                176,390
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.44%)
 Autoliv                                             4,310                181,408
BEVERAGES-WINE & SPIRITS (0.51%)
 Constellation Brands /1/                            5,550                210,234
BUILDING PRODUCTS-AIR & HEATING (0.67%)
 American Standard /1/                               7,290                276,218
BUILDING-MAINTENANCE & SERVICE (0.76%)
 Ecolab                                             10,280                313,540
CASINO HOTELS (2.31%)
 Aztar /1/                                           9,360                227,167
 Station Casinos                                    10,250                442,800
 Wynn Resorts /1/                                    7,790                278,726
                                                                          948,693
CELLULAR TELECOMMUNICATIONS (1.21%)
 NII Holdings /1/                                    6,260                238,005
 Western Wireless /1/                                9,810                258,886
                                                                          496,891
COAL (0.56%)
 Peabody Energy                                      4,110                230,900
COMMERCIAL BANKS (1.13%)
 City National                                       2,880                185,760
 UCBH Holdings                                       7,190                281,057
                                                                          466,817
COMMERCIAL SERVICES (1.29%)
 Alliance Data Systems /1/                           8,140                323,239
 Iron Mountain /1/                                   6,410                206,851
                                                                          530,090
COMPUTER SERVICES (0.85%)
 Cognizant Technology Solutions /1/                 12,760                351,538
COMPUTERS (1.67%)
 Apple Computer /1/                                 11,520                372,557
 Research In Motion /1/                              5,110                315,133
                                                                          687,690

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (1.46%)
                                                                      $
 Lexmark International /1/                           6,810                602,685
CONSUMER PRODUCTS-MISCELLANEOUS (0.96%)
 Clorox                                              7,930                394,676
CONTAINERS-METAL & GLASS (0.52%)
 Ball                                                2,980                215,096
DATA PROCESSING & MANAGEMENT (2.95%)
 Choicepoint /1/                                     9,190                385,980
 Fiserv /1/                                         12,780                437,843
 Global Payments                                     8,500                388,025
                                                                        1,211,848
DIAGNOSTIC EQUIPMENT (0.95%)
 Gen-Probe /1/                                      10,430                390,291
DISPOSABLE MEDICAL PRODUCTS (1.38%)
 C.R. Bard                                          10,260                566,352
DISTRIBUTION-WHOLESALE (1.38%)
 CDW                                                 8,820                567,126
DIVERSIFIED MANUFACTURING OPERATIONS (1.54%)
 Eaton                                               5,250                339,360
 Pentair                                             9,440                295,661
                                                                          635,021
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.68%)
 Aramark                                            10,400                278,928
DRUG DELIVERY SYSTEMS (0.64%)
 Elan /1/                                           12,730                261,602
E-COMMERCE-SERVICES (1.13%)
 Monster Worldwide /1/                              20,960                463,006
ELECTRICAL COMPONENTS & EQUIPMENT (0.24%)
 Power-One /1/                                      11,090                 97,259
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.65%)
 Altera /1/                                         22,840                475,529
 PMC - Sierra /1/                                   26,510                314,939
 Silicon Laboratories /1/                            8,480                299,259
                                                                        1,089,727
ELECTRONIC MEASUREMENT INSTRUMENTS (0.45%)
 Tektronix                                           6,070                184,528
ENGINES-INTERNAL COMBUSTION (0.63%)
 Briggs & Stratton                                   3,100                258,850
ENTERTAINMENT SOFTWARE (0.58%)
 Activision /1/                                     16,240                237,916
FIDUCIARY BANKS (0.81%)
 Investors Financial Services                        7,290                333,007
FINANCE-COMMERCIAL (0.62%)
 CapitalSource /1/                                  11,880                256,846
FINANCIAL GUARANTEE INSURANCE (0.73%)
 MGIC Investment                                     4,210                298,910

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.77%)
                                                                      $
 McCormick                                           8,810                315,134
FOOD-RETAIL (0.97%)
 Whole Foods Market                                  4,860                400,075
HEALTH CARE COST CONTAINMENT (0.93%)
 McKesson                                           11,960                384,753
HOTELS & MOTELS (2.60%)
 Marriott International                             13,290                648,552
 Starwood Hotels & Resorts Worldwide                 9,400                423,000
                                                                        1,071,552
HUMAN RESOURCES (1.15%)
 Manpower                                            8,010                348,835
 MPS Group /1/                                      14,020                125,900
                                                                          474,735
INDEPENDENT POWER PRODUCER (0.54%)
 Reliant Resources /1/                              22,550                222,794
INDUSTRIAL AUTOMATION & ROBOTS (0.93%)
 Rockwell International                             10,250                383,452
INSTRUMENTS-SCIENTIFIC (2.49%)
 Fisher Scientific International /1/                10,740                625,068
 Waters /1/                                          9,060                397,553
                                                                        1,022,621
INTERNET CONTENT-INFORMATION & NEWS (1.55%)
 CNET Networks /1/                                  46,040                420,345
 InfoSpace /1/                                       5,800                217,268
                                                                          637,613
INTERNET INFRASTRUCTURE SOFTWARE (1.48%)
 Akamai Technologies /1/                            16,770                250,376
 F5 Networks /1/                                     8,550                223,924
 TIBCO Software /1/                                 19,250                136,098
                                                                          610,398
INTERNET SECURITY (2.49%)
 Check Point Software Technologies /1/              16,050                319,234
 CheckFree /1/                                       9,190                276,068
 VeriSign /1/                                       24,540                429,695
                                                                        1,024,997
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.90%)
 Affiliated Managers Group /1/                       6,475                297,267
 T. Rowe Price Group                                10,520                486,235
                                                                          783,502
LASERS-SYSTEMS & COMPONENTS (0.55%)
 Cymer /1/                                           7,970                228,261
LEISURE & RECREATION PRODUCTS (1.11%)
 Brunswick                                           6,450                251,744
 WMS Industries /1/                                  7,460                203,210
                                                                          454,954
MACHINERY-PRINT TRADE (1.01%)
 Zebra Technologies /1/                              5,050                417,281
MEDICAL INSTRUMENTS (0.85%)
 Biomet                                              7,910                347,961

                                                       Shares
                                                        Held              Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (0.68%)
                                                                      $
 Laboratory Corp. of America Holdings /1/            7,140                279,602
MEDICAL PRODUCTS (1.76%)
 Henry Schein /1/                                    5,000                335,500
 INAMED /1/                                          7,150                387,387
                                                                          722,887
MEDICAL-BIOMEDICAL/GENE (0.88%)
 Charles River Laboratories International
  /1/                                                8,010                361,011
MEDICAL-DRUGS (2.22%)
 Endo Pharmaceuticals Holdings /1/                  10,410                199,872
 IVAX /1/                                            6,640                158,364
 OSI Pharmaceuticals /1/                             4,360                262,036
 Sepracor /1/                                        6,340                291,450
                                                                          911,722
MEDICAL-HMO (1.72%)
 Anthem /1/                                          5,950                490,696
 Pacificare Health Systems /1/                       7,140                218,270
                                                                          708,966
MEDICAL-NURSING HOMES (0.45%)
 Manor Care                                          5,890                184,063
METAL-COPPER (0.75%)
 Phelps Dodge /1/                                    3,960                308,642
MISCELLANEOUS INVESTING (0.51%)
 Host Marriott /1/                                  16,300                211,085
MULTI-LEVEL DIRECT SELLING (0.90%)
 Nu Skin Enterprises                                13,550                370,050
NETWORKING PRODUCTS (3.18%)
 Juniper Networks /1/                               40,440                928,502
 Network Appliance /1/                              19,660                379,635
                                                                        1,308,137
OIL COMPANY-EXPLORATION & PRODUCTION (1.81%)
 Range Resources                                    15,010                251,418
 XTO Energy                                         16,547                494,755
                                                                          746,173
OIL FIELD MACHINERY & EQUIPMENT (1.87%)
 National-Oilwell /1/                                8,350                279,308
 Smith International /1/                             8,440                491,883
                                                                          771,191
OIL REFINING & MARKETING (0.84%)
 Ashland                                             6,580                343,937
OIL-FIELD SERVICES (0.57%)
 Baker Hughes                                        5,790                233,337
PIPELINES (0.59%)
 Western Gas Resources                               7,240                243,916
REINSURANCE (0.53%)
 AXIS Capital Holdings                               8,480                217,936
RETAIL-APPAREL & SHOE (2.13%)
 American Eagle Outfitters /1/                       3,890                127,475
 Chico's FAS /1/                                     9,460                396,090

                                                     Shares
                                                      Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                      $
 Talbots                                             5,460                168,168
 Urban Outfitters /1/                                6,150                182,901
                                                                          874,634
RETAIL-AUTO PARTS (0.47%)
 PEP Boys-Manny, Moe & Jack                          9,310                192,717
RETAIL-BEDDING (1.27%)
 Bed Bath & Beyond /1/                              14,720                520,941
RETAIL-MAIL ORDER (0.67%)
 Williams-Sonoma /1/                                 8,450                274,540
RETAIL-PET FOOD & SUPPLIES (0.82%)
 PETsMART                                           10,850                336,458
RETAIL-RESTAURANTS (1.18%)
 P.F. Chang's China Bistro /1/                       3,960                175,943
 Ruby Tuesday                                       10,730                309,989
                                                                          485,932
SAVINGS & LOANS-THRIFTS (0.65%)
 Sovereign Bancorp                                  12,290                267,553
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.12%)
 Linear Technology                                  11,760                459,816
SEMICONDUCTOR EQUIPMENT (1.75%)
 FormFactor /1/                                      9,780                196,382
 Lam Research /1/                                   22,040                525,654
                                                                          722,036
STEEL-SPECIALTY (0.24%)
 Allegheny Technologies                              4,930                 98,847
TELECOMMUNICATION EQUIPMENT (1.91%)
 Comverse Technology /1/                            22,340                381,120
 Harris                                              3,800                180,424
 Tekelec /1/                                        11,550                224,417
                                                                          785,961
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.45%)
 JDS Uniphase /1/                                   53,150                183,368
TELECOMMUNICATION SERVICES (1.09%)
 Avaya /1/                                          30,680                449,462
THERAPEUTICS (0.52%)
 Neurocrine Biosciences /1/                          4,610                214,688
TRANSPORT-MARINE (0.51%)
 Teekay Shipping                                     5,310                211,232
TRANSPORT-SERVICES (0.57%)
 Expeditors International of Washington              5,070                235,299
                           TOTAL COMMON STOCKS                         38,999,029
                                                                      -----------

            TOTAL PORTFOLIO INVESTMENTS (94.79%)                       38,999,029
CASH AND RECEIVABLES, NET OF LIABILITIES (5.21%)                        2,144,782
                      TOTAL NET ASSETS (100.00%)                      $41,143,811
                                                                      -------------

1   Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $ 2,747,646
Unrealized Depreciation                                  (1,818,516)
                                                        ------------
Net Unrealized Appreciation (Depreciation)                  929,130
Cost for federal income tax purposes                    $38,069,899

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value

------------------------------------------------------------------------------------------
COMMON STOCKS (97.89%)
AEROSPACE & DEFENSE EQUIPMENT (0.65%)
                                                                       $
 Alliant Techsystems /1/                             13,730                 864,441
APPAREL MANUFACTURERS (2.94%)
 Coach /1/                                           54,800               2,344,892
 Columbia Sportswear /1/                             19,130               1,047,367
 Liz Claiborne                                       14,050                 508,470
                                                                          3,900,729
APPLICATIONS SOFTWARE (2.12%)
 Citrix Systems /1/                                  52,050                 917,121
 Infosys Technologies                                15,000                 753,750
 Intuit /1/                                          30,300               1,134,432
                                                                          2,805,303
BATTERIES & BATTERY SYSTEMS (0.55%)
 Energizer Holdings /1/                              19,170                 730,377
BUILDING-MOBILE HOME & MANUFACTURED
HOUSING (0.45%)
 Monaco Coach                                        24,620                 597,774
BUILDING-RESIDENTIAL & COMMERCIAL (1.75%)
 DR Horton                                           24,740                 683,566
 Hovnanian Enterprises /1/                           21,900                 679,557
 NVR /1/                                              2,050                 955,300
                                                                          2,318,423
CHEMICALS-DIVERSIFIED (0.66%)
 Georgia Gulf                                        24,620                 875,241
CHEMICALS-SPECIALTY (1.66%)
 Cabot Microelectronics /1/                          19,800                 702,702
 Engelhard                                           21,890                 643,566
 Lubrizol                                            24,630                 852,937
                                                                          2,199,205
COATINGS & PAINT (0.41%)
 Sherwin-Williams                                    13,500                 545,130
COMMERCIAL BANKS (0.86%)
 First Horizon National                              13,780                 597,363
 South Financial Group                               19,800                 536,382
                                                                          1,133,745
COMMERCIAL SERVICE-FINANCE (2.72%)
 Equifax                                             43,920               1,059,351
 H&R Block                                           13,740                 675,046
 Moody's                                             27,390               1,865,259
                                                                          3,599,656
COMMERCIAL SERVICES (0.94%)
 Corporate Executive Board                           21,900               1,241,730
COMPUTER AIDED DESIGN (0.50%)
 Autodesk                                            16,600                 667,320
COMPUTER SERVICES (2.45%)
 Affiliated Computer Services /1/                    21,990               1,141,281
 FactSet Research Systems                            14,500                 625,675
 Sungard Data Systems /1/                            63,330               1,476,222
                                                                          3,243,178
COMPUTERS-MEMORY DEVICES (1.53%)
 SanDisk /1/                                         49,510               1,204,083

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                       $
 Storage Technology /1/                              32,870                 820,107
                                                                          2,024,190
COMPUTERS-PERIPHERAL EQUIPMENT (1.55%)
 Lexmark International /1/                           23,260               2,058,510
CONSUMER PRODUCTS-MISCELLANEOUS (1.86%)
 Clorox                                              16,480                 820,209
 Fortune Brands                                      22,810               1,646,426
                                                                          2,466,635
CRUISE LINES (0.71%)
 Royal Caribbean Cruises                             21,890                 935,797
DATA PROCESSING & MANAGEMENT (1.54%)
 eFunds /1/                                          43,940                 718,859
 Fiserv /1/                                          38,520               1,319,695
                                                                          2,038,554
DECISION SUPPORT SOFTWARE (0.49%)
 Cognos /1/                                          19,400                 653,392
DENTAL SUPPLIES & EQUIPMENT (0.46%)
 Dentsply International                              12,600                 612,738
DISPOSABLE MEDICAL PRODUCTS (1.25%)
 C.R. Bard                                           30,100               1,661,520
DISTRIBUTION-WHOLESALE (0.51%)
 Ingram Micro /1/                                    47,170                 672,173
DIVERSIFIED MANUFACTURING OPERATIONS (1.43%)
 Cooper Industries                                   10,990                 625,001
 Crane                                               19,150                 532,753
 ITT Industries                                       9,260                 740,337
                                                                          1,898,091
DRUG DELIVERY SYSTEMS (0.65%)
 Andrx Group /1/                                     32,980                 855,501
E-MARKETING-INFORMATION (0.64%)
 Digital River /1/                                   30,220                 849,182
ELECTRONIC COMPONENTS & ACCESSORIES (0.49%)
 Integrated Circuit Systems /1/                      27,330                 653,734
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.01%)
 Gentex                                              16,520                 591,416
 Sanmina /1/                                        101,720                 746,625
                                                                          1,338,041
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.61%)
 Altera /1/                                          77,450               1,612,509
 ATI Technologies /1/                                37,700                 606,970
 International Rectifier /1/                         10,990                 430,808
 MEMC Electronics Materials /1/                      82,250                 747,652
 National Semiconductor /1/                          81,000               1,389,150
                                                                          4,787,089
ELECTRONIC FORMS (1.57%)
 Adobe Systems                                       49,480               2,087,066
ELECTRONIC MEASUREMENT INSTRUMENTS (0.47%)
 Garmin                                              16,474                 617,775

                                                      Shares
                                                       Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.54%)
                                                                       $
 Avnet /1/                                           36,930                 717,181
ELECTRONICS-MILITARY (0.55%)
 L-3 Communications Holdings                         11,950                 730,743
ENTERTAINMENT SOFTWARE (0.52%)
 Take-Two Interactive Software /1/                   21,910                 686,221
FIDUCIARY BANKS (0.78%)
 Investors Financial Services                        22,500               1,027,800
FILTRATION & SEPARATION PRODUCTS (0.55%)
 CLARCOR                                             16,520                 726,880
FINANCE-COMMERCIAL (0.59%)
 CIT Group                                           22,400                 778,624
FINANCE-INVESTMENT BANKER & BROKER (0.90%)
 Bear Stearns                                         7,130                 594,785
 Jefferies Group                                     19,150                 600,161
                                                                          1,194,946
FINANCE-MORTGAGE LOAN/BANKER (0.97%)
 Doral Financial                                     32,890               1,290,932
FOOD-CANNED (0.46%)
 Del Monte Foods /1/                                 57,540                 606,472
FOOD-MEAT PRODUCTS (0.50%)
 Smithfield Foods /1/                                23,600                 668,824
FOOD-RETAIL (0.51%)
 Whole Foods Market                                   8,260                 679,963
FOOD-WHOLESALE & DISTRIBUTION (0.44%)
 Fresh Del Monte Produce                             21,900                 581,445
GAS-DISTRIBUTION (0.34%)
 Energen                                              9,400                 445,090
HEALTH CARE COST CONTAINMENT (1.06%)
 Caremark Rx /1/                                     33,270               1,014,735
 First Health Group /1/                              27,470                 385,129
                                                                          1,399,864
INSTRUMENTS-SCIENTIFIC (2.21%)
 Applied Biosystems Group                            52,070               1,077,328
 Millipore /1/                                       19,160               1,009,540
 Waters /1/                                          19,160                 840,741
                                                                          2,927,609
INTERNET APPLICATION SOFTWARE (0.70%)
 eResearch Technology /1/                            37,110                 924,410
INTERNET BROKERS (0.94%)
 Ameritrade Holding /1/                              57,510                 637,786
 E*trade Group /1/                                   54,800                 606,636
                                                                          1,244,422
INTERNET SECURITY (0.42%)
 CheckFree /1/                                       18,670                 560,847
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.78%)
 T. Rowe Price Group                                 22,400               1,035,328

                                                     Shares
                                                      Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (0.32%)
                                                                       $
 Ii-Vi /1/                                           14,100                 417,783
LEISURE & RECREATION PRODUCTS (0.56%)
 Brunswick                                           19,160                 747,815
LOTTERY SERVICES (0.88%)
 GTECH Holdings                                      27,370               1,159,667
MEDICAL INFORMATION SYSTEM (0.80%)
 IMS Health                                          43,900               1,064,136
MEDICAL INSTRUMENTS (1.08%)
 Beckman Coulter                                     25,840               1,425,593
MEDICAL LABORATORY & TESTING SERVICE (0.78%)
 Quest Diagnostics                                   12,540               1,029,283
MEDICAL PRODUCTS (1.35%)
 Henry Schein /1/                                    13,730                 921,283
 Varian Medical Systems /1/                          12,530                 864,695
                                                                          1,785,978
MEDICAL-BIOMEDICAL/GENE (1.34%)
 Charles River Laboratories International
  /1/                                                24,630               1,110,074
 Invitrogen /1/                                      12,598                 661,143
                                                                          1,771,217
MEDICAL-DRUGS (2.26%)
 Allergan                                             8,260                 624,787
 Cephalon /1/                                        16,510                 834,085
 IVAX /1/                                            27,600                 658,260
 Kos Pharmaceuticals /1/                             16,500                 487,905
 QLT /1/                                             22,000                 394,900
                                                                          2,999,937
MEDICAL-GENERIC DRUGS (1.58%)
 Mylan Laboratories                                  52,280                 774,789
 Par Pharmaceutical /1/                              13,730                 516,797
 Taro Pharmaceuticals Industries /1/                 10,990                 245,407
 Watson Pharmaceutical /1/                           21,870                 551,343
                                                                          2,088,336
MEDICAL-HMO (0.95%)
 Coventry Health Care /1/                            24,640               1,259,350
MEDICAL-HOSPITALS (0.58%)
 Universal Health Services                           16,900                 769,119
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.78%)
 AmerisourceBergen                                   19,180               1,036,871
METAL PROCESSORS & FABRICATION (0.47%)
 Precision Castparts                                 10,990                 619,067
METAL-COPPER (0.73%)
 Phelps Dodge /1/                                    12,400                 966,456
MULTIMEDIA (1.02%)
 Belo                                                26,600                 621,908
 Meredith                                            13,740                 726,571
                                                                          1,348,479
NETWORKING PRODUCTS (0.85%)
 Foundry Networks /1/                                36,750                 377,055

                                                       Shares
                                                        Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                       $
 Network Appliance /1/                               38,500                 743,435
                                                                          1,120,490
OIL & GAS DRILLING (0.31%)
 Precision Drilling /1/                               8,310                 413,256
OIL COMPANY-EXPLORATION & PRODUCTION (3.60%)
 Cimarex Energy /1/                                  24,640                 801,539
 Newfield Exploration /1/                            16,470                 972,883
 Patina Oil & Gas                                    21,900                 645,831
 Petroleum Development /1/                           30,990                 824,644
 Unit /1/                                            18,600                 599,850
 XTO Energy                                          30,895                 923,760
                                                                          4,768,507
OIL REFINING & MARKETING (0.70%)
 Sunoco                                               7,000                 477,190
 Valero Energy                                        6,080                 455,514
                                                                            932,704
OIL-FIELD SERVICES (0.90%)
 Cal Dive International /1/                          19,100                 592,100
 Oil States International /1/                        36,100                 594,206
                                                                          1,186,306
PHARMACY SERVICES (0.35%)
 Omnicare                                            16,470                 465,607
POWER CONVERTER & SUPPLY EQUIPMENT (0.31%)
 American Power Conversion                           27,210                 410,871
PROPERTY & CASUALTY INSURANCE (1.04%)
 Fidelity National Financial                         15,920                 577,100
 W.R. Berkley                                        19,600                 802,424
                                                                          1,379,524
RADIO (0.81%)
 Cox Radio /1/                                       43,870                 760,267
 Entercom Communications /1/                          8,260                 317,597
                                                                          1,077,864
REINSURANCE (0.45%)
 RenaissanceRe Holdings                              11,350                 601,550
RENTAL-AUTO & EQUIPMENT (0.67%)
 Rent-A-Center /1/                                   30,160                 884,894
RETAIL-APPAREL & SHOE (3.46%)
 Abercrombie & Fitch                                 38,380               1,415,454
 Chico's FAS /1/                                     32,910               1,377,942
 Claire's Stores                                     43,880               1,011,434
 Limited                                             38,370                 784,283
                                                                          4,589,113
RETAIL-AUTO PARTS (1.43%)
 Advance Auto Parts /1/                              22,400                 831,488
 Autozone /1/                                        13,740               1,060,728
                                                                          1,892,216
RETAIL-BEDDING (1.29%)
 Bed Bath & Beyond /1/                               48,300               1,709,337

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (1.04%)
                                                                       $
 Dollar General                                      71,580               1,381,494
RETAIL-HOME FURNISHINGS (0.30%)
 Pier 1 Imports                                      22,500                 403,425
RETAIL-JEWELRY (0.44%)
 Tiffany                                             16,470                 588,803
RETAIL-RESTAURANTS (2.47%)
 Brinker International /1/                           33,050               1,183,521
 CBRL Group                                          19,260                 639,817
 Wendy's International                               16,470                 589,132
 Yum! Brands /1/                                     22,500                 863,775
                                                                          3,276,245
SAVINGS & LOANS-THRIFTS (0.48%)
 New York Community Bancorp                          32,900                 632,996
SCHOOLS (1.23%)
 Career Education /1/                                27,500                 929,775
 ITT Educational Services /1/                        21,900                 697,515
                                                                          1,627,290
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.75%)
 Cypress Semiconductor /1/                           52,230                 592,288
 Marvell Technology Group /1/                        17,400                 404,028
                                                                            996,316
SEMICONDUCTOR EQUIPMENT (0.92%)
 Kla-Tencor /1/                                      29,600               1,219,816
TELECOMMUNICATION EQUIPMENT (0.94%)
 Adtran                                              16,800                 448,728
 Scientific-Atlanta                                  25,900                 796,425
                                                                          1,245,153
TELECOMMUNICATION SERVICES (0.33%)
 Aspect Communications /1/                           52,020                 440,609
TELEVISION (0.61%)
 Hearst-Argyle Television                            35,620                 806,081
TEXTILE-HOME FURNISHINGS (0.53%)
 Mohawk Industries /1/                                9,550                 702,307
THERAPEUTICS (0.60%)
 ImClone Systems /1/                                 13,400                 789,528
TOOLS-HAND HELD (1.01%)
 Black & Decker                                      19,160               1,339,476
TOYS (1.24%)
 Marvel Enterprises /1/                              33,650                 439,132
 Mattel                                              68,530               1,200,646
                                                                          1,639,778
WEB PORTALS (0.48%)
 United Online /1/                                   41,150                 641,940

                                                      Shares
                                                       Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.68%)
 InterDigital Communications /1/                     46,730            $    899,085
                            TOTAL COMMON STOCKS                         129,711,509
                                                                       ------------

            TOTAL PORTFOLIO INVESTMENTS (97.89%)                        129,711,509
CASH AND RECEIVABLES, NET OF LIABILITIES (2.11%)                          2,793,165
                      TOTAL NET ASSETS (100.00%)                       $132,504,674
                                                                       --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  5,005,569
Unrealized Depreciation                        (8,542,347)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (3,536,778)
Cost for federal income tax purposes         $133,248,287

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                     Shares
                                                     Held                   Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.39%)
APPAREL MANUFACTURERS (3.82%)
                                                                       $
 Liz Claiborne                                      112,300               4,064,137
 VF                                                  91,700               4,585,917
                                                                          8,650,054
APPLIANCES (2.47%)
 Whirlpool                                           89,500               5,588,380
ATHLETIC FOOTWEAR (2.21%)
 Reebok International                               146,800               5,000,008
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.35%)
 BorgWarner                                         105,300               4,969,107
 Lear                                                88,600               4,884,518
                                                                          9,853,625
BEVERAGES-WINE & SPIRITS (2.48%)
 Constellation Brands /1/                           148,200               5,613,816
COMMERCIAL BANKS (4.98%)
 First Horizon National                             126,300               5,475,105
 North Fork Bancorp.                                 85,700               3,346,585
 TCF Financial                                       40,500               2,446,200
                                                                         11,267,890
COMPUTERS-MEMORY DEVICES (2.18%)
 Western Digital /1/                                705,400               4,944,854
DIALYSIS CENTERS (1.46%)
 DaVita /1/                                         108,900               3,307,293
DIVERSIFIED MANUFACTURING OPERATIONS (2.38%)
 SPX                                                131,500               5,384,925
ELECTRIC-INTEGRATED (0.25%)
 PPL                                                 12,100                 560,835
ENTERPRISE SOFTWARE & SERVICE (2.00%)
 Computer Associates International                  179,100               4,520,484
FINANCE-COMMERCIAL (1.98%)
 CIT Group                                          128,600               4,470,136
FINANCE-INVESTMENT BANKER & BROKER (2.46%)
 Bear Stearns                                        66,600               5,555,772
FINANCIAL GUARANTEE INSURANCE (7.05%)
 Ambac Financial Group                               78,600               5,589,246
 PMI Group                                          114,300               4,712,589
 Radian Group                                       122,800               5,651,256
                                                                         15,953,091
FOOD-CANNED (1.46%)
 Del Monte Foods /1/                                313,000               3,299,020
FOOD-WHOLESALE & DISTRIBUTION (1.94%)
 Fresh Del Monte Produce                            165,600               4,396,680
HUMAN RESOURCES (1.94%)
 Manpower                                           101,000               4,398,550
INSTRUMENTS-CONTROLS (2.18%)
 Johnson Controls                                    87,400               4,933,730

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (2.31%)
                                                                       $
 IndyMac Bancorp                                    157,500               5,232,150
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.24%)
 Waddell & Reed Financial                           144,100               2,798,422
MEDICAL LABORATORY & TESTING SERVICE (0.29%)
 Laboratory Corp. of America Holdings /1/            16,700                 653,972
MEDICAL-HMO (6.96%)
 Anthem /1/                                          63,000               5,195,610
 Coventry Health Care /1/                           106,300               5,432,993
 UnitedHealth Group                                  19,961               1,255,546
 WellChoice /1/                                     105,600               3,864,960
                                                                         15,749,109
MEDICAL-HOSPITALS (3.76%)
 Triad Hospitals /1/                                143,100               4,873,986
 Universal Health Services                           80,000               3,640,800
                                                                          8,514,786
MULTI-LINE INSURANCE (1.85%)
 PartnerRe                                           80,200               4,195,262
OIL COMPANY-EXPLORATION & PRODUCTION (5.65%)
 Patina Oil & Gas                                    37,800               1,114,722
 Pioneer Natural Resources                          152,800               5,508,440
 XTO Energy                                         205,841               6,154,646
                                                                         12,777,808
OIL REFINING & MARKETING (2.25%)
 Sunoco                                              74,600               5,085,482
PHARMACY SERVICES (1.92%)
 Omnicare                                           153,500               4,339,445
PROPERTY & CASUALTY INSURANCE (1.26%)
 Arch Capital Group /1/                              74,000               2,849,000
REINSURANCE (2.95%)
 Endurance Specialty Holdings                        33,300               1,100,565
 RenaissanceRe Holdings                             105,100               5,570,300
                                                                          6,670,865
RETAIL-APPAREL & SHOE (2.38%)
 Foot Locker                                        239,700               5,393,250
RETAIL-AUTO PARTS (2.36%)
 Autozone /1/                                        69,300               5,349,960
RETAIL-AUTOMOBILE (0.75%)
 AutoNation /1/                                     105,900               1,707,108
RETAIL-HOME FURNISHINGS (2.16%)
 Pier 1 Imports                                     272,500               4,885,925
RETAIL-RESTAURANTS (2.02%)
 Darden Restaurants                                 214,000               4,564,620
SAVINGS & LOANS-THRIFTS (1.95%)
 GreenPoint Financial                               108,800               4,420,544
TEXTILE-HOME FURNISHINGS (2.01%)
 Mohawk Industries /1/                               62,000               4,559,480

                                                     Shares
                                                      Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (2.26%)
                                                                       $
 Black & Decker                                      73,100               5,110,421
TRANSPORT-RAIL (1.47%)
 Canadian National Railway                           73,950               3,329,968
                             TOTAL COMMON STOCKS                        215,886,720
                                                                       ------------

            TOTAL PORTFOLIO INVESTMENTS (95.39%)                        215,886,720
CASH AND RECEIVABLES, NET OF LIABILITIES (4.61%)                         10,443,454
                      TOTAL NET ASSETS (100.00%)                       $226,330,174
                                                                       --------------

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 22,364,320
Unrealized Depreciation                        (8,062,146)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,302,174
Cost for federal income tax purposes         $201,584,546

                                       127

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.12%)
ADVERTISING SALES (1.76%)
                                                                       $
 Lamar Advertising /1/                              115,980               4,663,556
ADVERTISING SERVICES (0.39%)
 Getty Images /1/                                    18,970               1,036,141
AEROSPACE & DEFENSE (1.14%)
 Rockwell Collins                                    87,940               3,009,307
AGRICULTURAL CHEMICALS (1.60%)
 Agrium                                             292,620               4,225,433
AGRICULTURAL OPERATIONS (1.91%)
 Monsanto                                           139,800               5,069,148
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.78%)
 American Axle & Manufacturing Holdings              59,990               2,060,657
 Lear                                                48,240               2,659,471
                                                                          4,720,128
BEVERAGES-NON-ALCOHOLIC (0.51%)
 Pepsi Bottling Group                                48,160               1,341,256
BUILDING PRODUCTS-AIR & HEATING (1.49%)
 American Standard /1/                              104,170               3,947,001
BUILDING-RESIDENTIAL & COMMERCIAL (1.89%)
 Lennar                                             117,280               5,005,510
CASINO HOTELS (0.84%)
 Harrah's Entertainment                              47,620               2,213,854
CHEMICALS-DIVERSIFIED (0.77%)
 Rohm & Haas                                         51,710               2,027,032
COMMERCIAL BANKS (7.84%)
 Banknorth Group                                    102,870               3,282,582
 FirstMerit                                         155,540               4,034,707
 M&T Bank                                            54,870               5,115,530
 North Fork Bancorp.                                 76,580               2,990,449
 Regions Financial                                  180,100               5,347,169
                                                                         20,770,437
COMPUTER SERVICES (0.52%)
 Anteon International /1/                            44,600               1,388,844
COMPUTERS-MEMORY DEVICES (1.75%)
 Hutchison Technology /1/                            78,340               1,744,632
 Storage Technology /1/                             116,260               2,900,687
                                                                          4,645,319
CONSUMER PRODUCTS-MISCELLANEOUS (1.58%)
 Clorox                                              83,860               4,173,712
CONTAINERS-PAPER & PLASTIC (1.54%)
 Packaging Corp. of America                         108,740               2,540,167
 Sealed Air /1/                                      32,280               1,531,363
                                                                          4,071,530
COSMETICS & TOILETRIES (0.79%)
 Estee Lauder                                        47,910               2,103,249
DECISION SUPPORT SOFTWARE (0.44%)
 NetIQ /1/                                          122,660               1,168,950

                                                    Shares
                                                     Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.35%)
                                                                       $
 CDW                                                 55,750               3,584,725
DIVERSIFIED MANUFACTURING OPERATIONS (2.04%)
 Eaton                                               83,600               5,403,904
ELECTRIC-INTEGRATED (8.53%)
 Energy East                                         52,540               1,279,874
 Entergy                                             50,820               2,922,150
 FirstEnergy                                        111,330               4,353,003
 PG&E /1/                                            65,140               1,859,096
 Pinnacle West Capital                               37,980               1,538,190
 PPL                                                166,110               7,699,198
 Puget Energy                                        49,580               1,070,928
 Wisconsin Energy                                    58,210               1,871,452
                                                                         22,593,891
ELECTRONIC COMPONENTS & ACCESSORIES (0.61%)
 Integrated Circuit Systems /1/                      67,740               1,620,341
ENGINES-INTERNAL COMBUSTION (2.40%)
 Cummins Engine                                      91,460               6,350,068
ENTERPRISE SOFTWARE & SERVICE (0.47%)
 Peoplesoft /1/                                      68,940               1,242,299
ENTERTAINMENT SOFTWARE (0.98%)
 Activision /1/                                     176,930               2,592,024
FINANCE-COMMERCIAL (1.92%)
 CIT Group                                          146,550               5,094,078
FINANCE-INVESTMENT BANKER & BROKER (0.97%)
 Bear Stearns                                        30,910               2,578,512
FINANCIAL GUARANTEE INSURANCE (1.30%)
 Ambac Financial Group                               48,250               3,431,057
FOOD-FLOUR & GRAIN (0.72%)
 Archer Daniels Midland                             123,320               1,902,828
FORESTRY (1.00%)
 Plum Creek Timber                                   84,460               2,650,355
HOTELS & MOTELS (0.79%)
 Hilton Hotels                                      117,600               2,096,808
INSURANCE BROKERS (1.67%)
 Willis Group Holdings                              127,260               4,428,648
INVESTMENT COMPANIES (1.10%)
 American Capital Strategies                        100,070               2,925,046
LIFE & HEALTH INSURANCE (1.00%)
 Torchmark                                           50,760               2,653,733
MEDICAL-BIOMEDICAL/GENE (1.02%)
 Charles River Laboratories International
  /1/                                                60,170               2,711,862
MEDICAL-DRUGS (0.95%)
 Medimmune /1/                                      108,820               2,507,213
MEDICAL-GENERIC DRUGS (0.49%)
 Watson Pharmaceutical /1/                           51,790               1,305,626

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (2.08%)
                                                                       $
 Aetna                                               33,300               2,857,140
 Health Net /1/                                     110,350               2,662,745
                                                                          5,519,885
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.66%)
 AmerisourceBergen                                   32,250               1,743,435
MISCELLANEOUS INVESTING (5.79%)
 AvalonBay Communities                               49,790               2,897,778
 Developers Diversified Realty                       73,410               2,633,951
 iStar Financial                                    139,630               5,305,940
 Liberty Property Trust                              63,190               2,426,496
 Prentiss Properties Trust                           60,860               2,085,063
                                                                         15,349,228
MULTI-LINE INSURANCE (1.89%)
 PartnerRe                                           95,670               5,004,498
MULTIMEDIA (0.83%)
 Belo                                                93,760               2,192,109
NON-HAZARDOUS WASTE DISPOSAL (0.75%)
 Republic Services                                   69,100               1,976,260
OFFICE AUTOMATION & EQUIPMENT (0.53%)
 Xerox /1/                                          101,690               1,409,423
OIL & GAS DRILLING (1.63%)
 Patterson-UTI Energy                               237,240               4,324,885
OIL COMPANY-EXPLORATION & PRODUCTION (2.85%)
 EOG Resources                                       60,950               3,873,373
 Patina Oil & Gas                                   124,190               3,662,363
                                                                          7,535,736
OIL REFINING & MARKETING (1.16%)
 Sunoco                                              44,870               3,058,788
PIPELINES (3.62%)
 Western Gas Resources                              121,740               4,101,421
 Williams                                           452,630               5,499,454
                                                                          9,600,875
RADIO (1.18%)
 Emmis Communications /1/                           158,700               3,129,564
REGIONAL BANKS (0.52%)
 KeyCorp                                             45,670               1,378,321
REINSURANCE (2.14%)
 RenaissanceRe Holdings                             107,110               5,676,830
RETAIL-APPAREL & SHOE (3.10%)
 Abercrombie & Fitch                                174,910               6,450,681
 Ross Stores                                         76,590               1,773,058
                                                                          8,223,739
RETAIL-MAJOR DEPARTMENT STORE (1.47%)
 J.C. Penney                                         97,460               3,898,400
RETAIL-REGIONAL DEPARTMENT STORE (1.50%)
 Federated Department Stores                         82,890               3,972,089

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.96%)
                                                                       $
 Yum! Brands /1/                                     66,080               2,536,811
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.27%)
 Power Integrations /1/                              35,940                 725,269
STEEL PRODUCERS (0.91%)
 Nucor                                               28,740               2,404,101
TELECOMMUNICATION EQUIPMENT (1.07%)
 Tellabs /1/                                        319,070               2,842,914
TELEPHONE-INTEGRATED (1.06%)
 CenturyTel                                          90,780               2,813,272
TEXTILE-HOME FURNISHINGS (0.78%)
 Mohawk Industries /1/                               28,020               2,060,591
TOBACCO (0.87%)
 RJ Reynolds Tobacco Holdings                        32,110               2,310,314
TOOLS-HAND HELD (0.79%)
 Stanley Works                                       49,080               2,080,992
TRANSPORT-MARINE (0.99%)
 Teekay Shipping                                     65,990               2,625,082
TRANSPORT-TRUCK (0.87%)
 Landstar System /1/                                  1,200                  59,772
 Yellow Roadway /1/                                  51,260               2,230,323
                                                                          2,290,095
                             TOTAL COMMON STOCKS                        259,936,931
                                                                      --------------
            TOTAL PORTFOLIO INVESTMENTS (98.12%)                        259,936,931
CASH AND RECEIVABLES, NET OF LIABILITIES (1.88%)                          4,989,926
                      TOTAL NET ASSETS (100.00%)                       $264,926,857
                                                                      --------------

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $  15,086,747
Unrealized Depreciation                                    (4,250,831)
                                                        --------------
Net Unrealized Appreciation (Depreciation)                 10,835,916
Cost for federal income tax purposes                    $ 249,101,015

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (98.64%)
AEROSPACE & DEFENSE (0.34%)
                                                                      $
 Teledyne Technologies /1/                          23,000                 498,180
AEROSPACE & DEFENSE EQUIPMENT (0.34%)
 Curtiss-Wright                                      9,500                 510,625
APPAREL MANUFACTURERS (0.11%)
 Haggar                                              8,500                 163,625
APPLICATIONS SOFTWARE (0.49%)
 EPIQ Systems /1/                                   30,100                 448,490
 Serena Software /1/                                18,000                 277,200
                                                                           725,690
ATHLETIC FOOTWEAR (0.38%)
 K-Swiss                                            31,700                 570,600
AUTO-TRUCK TRAILERS (0.49%)
 Wabash National /1/                                25,000                 722,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.34%)
 American Axle & Manufacturing Holdings             14,800                 508,380
BANKS (0.52%)
 Boston Private Financial Holdings                  33,000                 765,930
BROADCASTING SERVICES & PROGRAMMING (0.42%)
 Gray Television                                    52,100                 621,032
BUILDING-MOBILE HOME & MANUFACTURED
HOUSING (0.44%)
 Winnebago Industries                               17,500                 644,875
BUILDING-RESIDENTIAL & COMMERCIAL (2.81%)
 Beazer Homes                                        7,600                 709,840
 MDC Holdings                                       11,397                 765,309
 NVR /1/                                             2,600               1,211,600
 Ryland Group                                        9,400                 727,748
 Standard-Pacific                                   16,000                 742,560
                                                                         4,157,057
CASINO HOTELS (0.79%)
 Aztar /1/                                          48,500               1,177,095
CHEMICALS-DIVERSIFIED (0.91%)
 Georgia Gulf                                       26,000                 924,300
 Hercules /1/                                       36,100                 426,341
                                                                         1,350,641
CHEMICALS-PLASTICS (0.42%)
 A. Schulman                                        30,100                 626,682
CHEMICALS-SPECIALTY (0.95%)
 Arch Chemicals                                     17,400                 495,552
 OM Group /1/                                       20,000                 640,400
 Penford                                            15,500                 271,870
                                                                         1,407,822
CIRCUIT BOARDS (0.44%)
 Benchmark Electronics /1/                          23,000                 657,340
COAL (0.37%)
 CONSOL Energy                                      15,200                 544,768
COATINGS & PAINT (0.56%)
 RPM                                                55,000                 827,750

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (5.10%)
                                                                      $
 Capitol Bancorp.                                    9,500                 245,575
 Chittenden                                         19,500                 662,415
 First Bancorp.                                     17,500                 742,875
 First Midwest Bancorp                              15,039                 507,867
 Fremont General                                    28,500                 535,230
 Gold Banc                                          12,500                 194,375
 Hudson United Bancorp                              28,000                 959,000
 Irwin Financial                                    39,800               1,063,854
 Santander BanCorp                                   4,180                  96,140
 South Financial Group                              35,000                 948,150
 Susquehanna Bancshares                             12,000                 279,240
 Umpqua Holdings                                    23,400                 529,074
 United Bankshares                                  25,000                 788,000
                                                                         7,551,795
COMMUNICATIONS SOFTWARE (0.83%)
 Avid Technology /1/                                10,800                 504,792
 Digi International /1/                             38,000                 431,300
 Inter-Tel                                          13,500                 292,815
                                                                         1,228,907
COMPUTER AIDED DESIGN (0.45%)
 ANSYS /1/                                          14,000                 664,160
COMPUTER SERVICES (2.05%)
 CACI International /1/                             16,500                 678,315
 CIBER /1/                                         111,700                 837,750
 FactSet Research Systems                           20,300                 875,945
 Perot Systems /1/                                  51,000                 643,620
                                                                         3,035,630
COMPUTERS-INTEGRATED SYSTEMS (1.59%)
 Agilysys                                           35,100                 522,990
 Mercury Computer Systems /1/                       22,500                 535,725
 Micros Systems /1/                                 15,200                 739,024
 RadiSys /1/                                        45,100                 559,691
                                                                         2,357,430
COMPUTERS-MEMORY DEVICES (0.27%)
 Hutchison Technology /1/                           18,000                 400,860
CONSULTING SERVICES (1.18%)
 Maximus /1/                                        26,500                 847,205
 Watson Wyatt /1/                                   34,600                 904,444
                                                                         1,751,649
DENTAL SUPPLIES & EQUIPMENT (0.55%)
 Sybron Dental Specialties /1/                      30,200                 812,380
DIAGNOSTIC KITS (0.44%)
 Diagnostic Products                                16,300                 654,445
DIALYSIS CENTERS (0.48%)
 DaVita /1/                                         23,400                 710,658
DISPOSABLE MEDICAL PRODUCTS (0.86%)
 ICU Medical /1/                                    16,000                 444,800
 Merit Medical Systems /1/                          49,000                 827,120
                                                                         1,271,920
DISTRIBUTION-WHOLESALE (0.83%)
 Building Material Holding                          28,000                 560,700

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                      $
 Hughes Supply                                      11,000                 670,120
                                                                         1,230,820
DIVERSIFIED MANUFACTURING OPERATIONS (1.98%)
 A.O. Smith                                         16,700                 479,624
 Barnes Group                                       21,000                 544,950
 Griffon /1/                                        40,000                 838,800
 Tredegar                                           65,000               1,071,200
                                                                         2,934,574
ELECTRIC-INTEGRATED (1.48%)
 Central Vermont Public Service                     25,100                 487,693
 CH Energy Group                                     9,000                 396,000
 Cleco                                              37,600                 648,600
 CMS Energy /1/                                     72,600                 655,578
                                                                         2,187,871
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.73%)
 Bel Fuse                                            7,000                 257,180
 Methode Electronics                                63,000                 820,890
                                                                         1,078,070
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.55%)
 MEMC Electronics Materials /1/                     44,100                 400,869
 Skyworks Solutions /1/                             49,600                 415,648
                                                                           816,517
ELECTRONIC MEASUREMENT INSTRUMENTS (0.40%)
 Flir Systems /1/                                    9,300                 591,759
ELECTRONICS-MILITARY (0.40%)
 Engineered Support Systems                         10,500                 588,735
ENGINES-INTERNAL COMBUSTION (1.58%)
 Briggs & Stratton                                  14,300               1,194,050
 Cummins Engine                                     16,500               1,145,595
                                                                         2,339,645
ENTERPRISE SOFTWARE & SERVICE (0.36%)
 JDA Software Group /1/                             50,000                 532,500
ENTERTAINMENT SOFTWARE (0.93%)
 Atari /1/                                         102,700                 188,968
 Take-Two Interactive Software /1/                  38,000               1,190,160
                                                                         1,379,128
FILTRATION & SEPARATION PRODUCTS (0.71%)
 CLARCOR                                            24,000               1,056,000
FINANCE-INVESTMENT BANKER & BROKER (0.94%)
 A.G. Edwards                                       16,300                 529,750
 Raymond James Financial                            37,000                 864,690
                                                                         1,394,440
FINANCE-MORTGAGE LOAN/BANKER (0.67%)
 New Century Financial                              21,000                 988,050
FOOD-MISCELLANEOUS/DIVERSIFIED (1.15%)
 Hain Celestial Group /1/                           25,000                 413,250
 Ralcorp Holdings /1/                               20,000                 729,400
 Sensient Technologies                              27,000                 557,280
                                                                         1,699,930
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (1.03%)
                                                                      $
 Stride Rite                                        65,100                 677,040
 Wolverine World Wide                               36,000                 841,680
                                                                         1,518,720
GARDEN PRODUCTS (0.75%)
 Toro                                               17,000               1,113,500
GAS-DISTRIBUTION (3.42%)
 AGL Resources                                      32,100                 948,555
 Energen                                            26,000               1,231,100
 New Jersey Resources                               15,800                 642,270
 Northwest Natural                                  16,900                 496,522
 ONEOK                                              44,700                 938,700
 Southwestern Energy /1/                            25,000                 804,750
                                                                         5,061,897
HOTELS & MOTELS (0.31%)
 Prime Hospitality /1/                              50,100                 459,918
HUMAN RESOURCES (1.47%)
 Heidrick & Struggles /1/                           29,300                 775,278
 Labor Ready /1/                                    74,200               1,040,284
 MPS Group /1/                                      40,000                 359,200
                                                                         2,174,762
IDENTIFICATION SYSTEM-DEVELOPMENT (0.76%)
 Checkpoint Systems /1/                             39,000                 671,190
 Paxar /1/                                          23,300                 449,224
                                                                         1,120,414
INDEPENDENT POWER PRODUCER (0.36%)
 Calpine /1/                                       140,000                 540,400
INDUSTRIAL AUTOMATION & ROBOTS (0.35%)
 Cognex                                             17,000                 511,360
INSTRUMENTS-CONTROLS (0.73%)
 Woodward Governor                                  12,400                 760,988
 X-Rite                                             21,200                 316,728
                                                                         1,077,716
INTERNET APPLICATION SOFTWARE (0.92%)
 Lionbridge Technologies /1/                        96,000                 714,240
 WebEx Communications /1/                           31,300                 642,276
                                                                         1,356,516
INTERNET TELEPHONY (0.70%)
 j2 Global Communications /1/                       40,700               1,038,257
LEISURE & RECREATION PRODUCTS (0.44%)
 K2 /1/                                             46,000                 655,500
LIFE & HEALTH INSURANCE (0.35%)
 Phoenix                                            50,000                 518,500
MACHINERY TOOLS & RELATED PRODUCTS (0.67%)
 Regal Beloit                                       47,100                 989,100
MACHINERY-CONSTRUCTION & MINING (0.63%)
 Terex /1/                                          24,000                 933,840
MACHINERY-FARM (0.34%)
 CNH Global                                         25,300                 498,410

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (0.98%)
                                                                      $
 Gardner Denver /1/                                 10,000                 267,800
 Kadant /1/                                         28,800                 578,880
 Tecumseh Products                                  15,000                 612,450
                                                                         1,459,130
MACHINERY-PUMPS (0.18%)
 Thomas Industries                                   8,611                 266,941
MEDICAL INSTRUMENTS (0.82%)
 Conmed /1/                                         30,100                 667,016
 Techne /1/                                         13,800                 549,240
                                                                         1,216,256
MEDICAL PRODUCTS (1.73%)
 Cooper                                             14,000                 832,300
 Haemonetics /1/                                    19,500                 585,000
 Mentor                                             19,500                 614,055
 PolyMedica                                         17,600                 536,096
                                                                         2,567,451
MEDICAL-BIOMEDICAL/GENE (0.45%)
 Cell Genesys /1/                                   36,100                 260,281
 Enzo Biochem /1/                                   30,100                 410,564
                                                                           670,845
MEDICAL-DRUGS (0.48%)
 Medicis Pharmaceutical                             20,000                 715,400
MEDICAL-HMO (1.24%)
 AMERIGROUP /1/                                      9,600                 460,416
 Pacificare Health Systems /1/                      26,500                 810,105
 Sierra Health Services /1/                         12,900                 570,180
                                                                         1,840,701
MEDICAL-HOSPITALS (0.55%)
 Curative Health Services /1/                       46,000                 283,360
 Province Healthcare /1/                            36,200                 525,986
                                                                           809,346
METAL PROCESSORS & FABRICATION (0.99%)
 Mueller Industries                                 24,200                 922,504
 Quanex                                             11,900                 541,450
                                                                         1,463,954
METAL-ALUMINUM (0.59%)
 Century Aluminum /1/                               26,000                 612,300
 Commonwealth Industries /1/                        26,500                 261,820
                                                                           874,120
MISCELLANEOUS INVESTING (2.10%)
 Capital Automotive                                 20,700                 600,093
 Glenborough Realty Trust                           26,700                 488,076
 Meristar Hospitality /1/                          132,000                 765,600
 MFA Mortgage Investments                           85,000                 689,350
 Pennsylvania Real Estate Invest Trust              16,300                 568,381
                                                                         3,111,500
MULTI-LINE INSURANCE (0.56%)
 Allmerica Financial /1/                            27,800                 828,718
NETWORKING PRODUCTS (0.52%)
 Adaptec /1/                                        50,000                 374,500

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                      $
 Aeroflex /1/                                       35,100                 389,259
                                                                           763,759
NON-HAZARDOUS WASTE DISPOSAL (0.61%)
 Waste Connections /1/                              31,500                 909,090
OFFICE SUPPLIES & FORMS (0.32%)
 John H. Harland                                    17,000                 481,270
OIL COMPANY-EXPLORATION & PRODUCTION (5.28%)
 Cimarex Energy /1/                                 30,100                 979,153
 Evergreen Resources /1/                            17,000                 695,640
 Forest Oil /1/                                     28,000                 792,120
 Houston Exploration /1/                            18,500                 999,000
 Newfield Exploration /1/                           12,000                 708,840
 Patina Oil & Gas                                   36,102               1,064,648
 Remington Oil & Gas /1/                            47,800               1,130,470
 Unit /1/                                           45,000               1,451,250
                                                                         7,821,121
OIL FIELD MACHINERY & EQUIPMENT (0.39%)
 Dril-Quip /1/                                      30,900                 582,465
OIL REFINING & MARKETING (0.74%)
 Frontier Oil                                       30,000                 643,500
 WD-40                                              17,000                 448,460
                                                                         1,091,960
OIL-FIELD SERVICES (0.48%)
 Tetra Technologies /1/                             27,200                 716,720
OPTICAL SUPPLIES (0.28%)
 Advanced Medical Optics /1/                        10,840                 412,462
PAPER & RELATED PRODUCTS (0.84%)
 Chesapeake                                         24,000                 557,040
 Louisiana-Pacific                                  29,000                 686,720
                                                                         1,243,760
PHYSICIAN PRACTICE MANAGEMENT (0.31%)
 American Healthways /1/                            17,000                 462,910
POWER CONVERTER & SUPPLY EQUIPMENT (0.64%)
 Advanced Energy Industries /1/                     43,300                 426,938
 Artesyn Technologies /1/                           69,000                 514,740
                                                                           941,678
PROPERTY & CASUALTY INSURANCE (2.04%)
 Argonaut Group /1/                                 11,900                 223,244
 LandAmerica Financial Group                        20,800                 821,600
 Navigators Group /1/                               16,000                 480,000
 Philadelphia Consolidated Holding /1/              14,000                 765,380
 RLI                                                19,800                 728,640
                                                                         3,018,864
PUBLISHING-BOOKS (0.23%)
 Thomas Nelson                                      15,500                 334,025
RADIO (0.40%)
 Cox Radio /1/                                      34,500                 597,885
RECREATIONAL VEHICLES (0.87%)
 Polaris Industries                                 27,000               1,290,600

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (0.51%)
                                                                      $
 Platinum Underwriters Holdings                     27,300                 759,759
RENTAL-AUTO & EQUIPMENT (0.56%)
 Rent-A-Center /1/                                  28,500                 836,190
RESEARCH & DEVELOPMENT (0.28%)
 Pharmaceutical Product Development /1/             12,000                 420,720
RESPIRATORY PRODUCTS (0.61%)
 Respironics /1/                                    16,300                 908,236
RETAIL-APPAREL & SHOE (2.26%)
 Brown Shoe                                         19,000                 612,370
 Burlington Coat Factory Warehouse                  26,700                 484,338
 Cato                                               23,900                 498,793
 Christopher & Banks                                65,100               1,065,687
 Pacific Sunwear of California /1/                  33,500                 683,400
                                                                         3,344,588
RETAIL-AUTO PARTS (0.71%)
 PEP Boys-Manny, Moe & Jack                         30,000                 621,000
 TBC /1/                                            17,800                 425,954
                                                                         1,046,954
RETAIL-AUTOMOBILE (1.13%)
 Group 1 Automotive /1/                             22,500                 669,150
 Sonic Automotive                                   45,100               1,007,985
                                                                         1,677,135
RETAIL-BEDDING (0.31%)
 Select Comfort /1/                                 22,500                 459,675
RETAIL-DISCOUNT (0.28%)
 Tuesday Morning /1/                                13,100                 421,296
RETAIL-GARDENING PRODUCTS (0.29%)
 Tractor Supply /1/                                 12,000                 435,120
RETAIL-HOME FURNISHINGS (0.39%)
 Haverty Furniture                                  31,000                 576,290
RETAIL-JEWELRY (0.42%)
 Zale /1/                                           23,000                 624,220
RETAIL-PAWN SHOPS (0.54%)
 Cash America International                         35,500                 796,975
RETAIL-RESTAURANTS (2.42%)
 CBRL Group                                         25,000                 830,500
 Jack in the Box /1/                                30,100                 960,190
 Lone Star Steakhouse & Saloon                      12,500                 303,000
 Red Robin Gourmet Burgers /1/                      18,100                 617,210
 Steak N Shake /1/                                  51,000                 873,120
                                                                         3,584,020
SAVINGS & LOANS-THRIFTS (3.24%)
 BankUnited Financial /1/                           15,000                 402,600
 Downey Financial                                   16,100                 865,375
 FirstFed Financial /1/                             17,500                 792,925
 Flagstar Bancorp.                                  54,100               1,064,147
 Independence Community Bank                        22,500                 840,150
 MAF Bancorp                                        20,800                 835,120
                                                                         4,800,317

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.18%)
                                                                      $
 Atmel /1/                                          61,000                 261,080
 Cirrus Logic /1/                                   80,000                 486,400
 Cypress Semiconductor /1/                          35,100                 398,034
 Standard Microsystems /1/                          34,800                 598,908
                                                                         1,744,422
SEMICONDUCTOR EQUIPMENT (2.02%)
 Axcelis Technologies /1/                           50,100                 467,433
 Brooks Automation /1/                              27,500                 396,275
 Cohu                                               24,500                 463,907
 Helix Technology                                   27,500                 397,100
 Kulicke & Soffa Industries /1/                     45,000                 351,450
 Photronics /1/                                     32,400                 468,828
 Varian Semiconductor Equipment  Associates
  /1/                                               14,800                 442,076
                                                                         2,987,069
STEEL PRODUCERS (0.61%)
 Steel Dynamics /1/                                 27,500                 900,625
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.50%)
 C-COR.net /1/                                      92,000                 747,040
TELECOMMUNICATION SERVICES (0.56%)
 PTEK Holdings /1/                                  72,000                 827,280
THERAPEUTICS (0.43%)
 MGI Pharma /1/                                     17,000                 476,170
 Theragenics /1/                                    40,000                 166,400
                                                                           642,570
TRANSPORT-SERVICES (0.47%)
 Pacer International /1/                            44,100                 696,119
TRANSPORT-TRUCK (2.02%)
 Arkansas Best                                      17,200                 601,484
 Heartland Express                                  41,200               1,112,812
 Landstar System /1/                                 7,200                 358,632
 Yellow Roadway /1/                                 21,000                 913,710
                                                                         2,986,638
VITAMINS & NUTRITION PRODUCTS (0.35%)
 NBTY /1/                                           24,000                 522,240
WEB PORTALS (0.26%)
 FindWhat.com /1/                                   23,500                 383,050
WIRE & CABLE PRODUCTS (0.44%)
 Belden CDT                                         33,500                 651,575


                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.37%)
 Audiovox /1/                                       31,600            $    547,312
                             TOTAL COMMON STOCKS                       146,127,141
                                                                      ------------

            TOTAL PORTFOLIO INVESTMENTS (98.64%)                       146,127,141
CASH AND RECEIVABLES, NET OF LIABILITIES (1.36%)                         2,011,725
                      TOTAL NET ASSETS (100.00%)                      $148,138,866
                                                                      --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  8,134,017
Unrealized Depreciation                        (8,513,054)
                                             ------------
Net Unrealized Appreciation (Depreciation)       (379,037)
Cost for federal income tax purposes         $146,506,178

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (98.45%)
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
                                                                         $
 United Defense Industries /1/                         19,600                679,140
APPLICATIONS SOFTWARE (2.63%)
 PalmSource /1/                                        29,400                595,644
 Quest Software /1/                                    72,500                874,350
 Serena Software /1/                                   36,000                554,400
                                                                           2,024,394
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.72%)
 Oshkosh Truck                                         10,400                550,888
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.86%)
 Simpson Manufacturing                                 11,800                660,918
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.79%)
 Dycom Industries /1/                                  51,300              1,382,022
CASINO HOTELS (1.48%)
 Station Casinos                                       26,300              1,136,160
CHEMICALS-DIVERSIFIED (1.03%)
 Georgia Gulf                                          22,400                796,320
CHEMICALS-SPECIALTY (0.31%)
 Ferro                                                 12,100                240,911
CIRCUIT BOARDS (1.19%)
 TTM Technologies /1/                                  80,000                918,400
COMMERCIAL BANKS (5.12%)
 Oriental Financial Group                              27,700                704,965
 R&G Financial                                         25,300                887,524
 Southwest Bancorp. of Texas                           45,400                923,890
 UCBH Holdings                                         15,200                594,168
 Wintrust Financial                                    15,700                832,571
                                                                           3,943,118
COMMERCIAL SERVICE-FINANCE (0.61%)
 TNS /1/                                               21,300                472,860
COMMERCIAL SERVICES (3.16%)
 Alliance Data Systems /1/                             31,400              1,246,894
 Intersections /1/                                     19,400                283,628
 StarTek                                               29,500                906,535
                                                                           2,437,057
COMPUTER SERVICES (2.15%)
 Anteon International /1/                              25,600                797,184
 Cognizant Technology Solutions /1/                    31,300                862,315
                                                                           1,659,499
COMPUTERS-INTEGRATED SYSTEMS (3.07%)
 Kronos /1/                                            23,900              1,049,688
 Micros Systems /1/                                    27,000              1,312,740
                                                                           2,362,428
CONSULTING SERVICES (1.02%)
 Charles River Associates /1/                          24,400                781,776
DIAGNOSTIC KITS (0.71%)
 OraSure Technologies /1/                              70,300                544,825
DISTRIBUTION-WHOLESALE (2.78%)
 Hughes Supply                                         14,800                901,616

                                                      Shares
                                                       Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                         $
 Scansource /1/                                        21,100              1,236,460
                                                                           2,138,076
DIVERSIFIED MANUFACTURING OPERATIONS (1.41%)
 Actuant /1/                                           29,800              1,086,508
E-MARKETING-INFORMATION (1.01%)
 Digitas /1/                                          116,000                776,040
ELECTRIC PRODUCTS-MISCELLANEOUS (1.13%)
 GrafTech International /1/                            78,900                870,267
ELECTRICAL COMPONENTS & EQUIPMENT (0.79%)
 Power-One /1/                                         69,000                605,130
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.91%)
 Microsemi /1/                                         48,800                597,800
 ON Semiconductor /1/                                 120,800                483,200
 SiRF Technology Holdings /1/                          34,600                387,174
                                                                           1,468,174
ELECTRONIC CONNECTORS (1.67%)
 Amphenol /1/                                          40,900              1,285,487
ELECTRONICS-MILITARY (1.26%)
 EDO                                                    9,400                222,592
 Engineered Support Systems                            13,300                745,731
                                                                             968,323
ENTERPRISE SOFTWARE & SERVICE (2.75%)
 Hyperion Solutions /1/                                30,100              1,234,702
 MicroStrategy /1/                                     22,000                885,720
                                                                           2,120,422
ENTERTAINMENT SOFTWARE (0.94%)
 Activision /1/                                        49,650                727,373
FIDUCIARY BANKS (0.98%)
 Investors Financial Services                          16,500                753,720
FINANCE-CONSUMER LOANS (0.16%)
 Collegiate Funding Services /1/                        8,600                120,658
FINANCE-INVESTMENT BANKER & BROKER (0.33%)
 Greenhill /1/                                         12,400                253,580
FINANCIAL GUARANTEE INSURANCE (0.79%)
 Triad Guaranty /1/                                    11,200                609,280
HAZARDOUS WASTE DISPOSAL (0.95%)
 Stericycle /1/                                        14,900                730,100
HOME FURNISHINGS (0.73%)
 Tempur-Pedic International /1/                        45,000                565,650
HUMAN RESOURCES (1.75%)
 Resources Connection /1/                              34,800              1,349,544
INTERNET CONTENT-INFORMATION & NEWS (0.78%)
 SINA /1/                                              21,200                601,020
INTERNET INFRASTRUCTURE EQUIPMENT (1.27%)
 Avocent /1/                                           32,700                979,038

                                                      Shares
                                                       Held                   Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (1.21%)
                                                                         $
 Supportsoft /1/                                      105,900                932,979
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.72%)
 Affiliated Managers Group /1/                         12,000                550,920
MACHINERY-CONSTRUCTION & MINING (0.38%)
 Bucyrus International /1/                             12,200                292,800
MACHINERY-GENERAL INDUSTRY (1.09%)
 Idex                                                  26,150                839,153
MEDICAL INSTRUMENTS (2.77%)
 Abaxis /1/                                            61,400                921,614
 Animas /1/                                            24,200                368,324
 Techne /1/                                            21,100                839,780
                                                                           2,129,718
MEDICAL LABORATORY & TESTING SERVICE (1.14%)
 LabOne /1/                                            29,800                879,398
MEDICAL PRODUCTS (0.92%)
 INAMED /1/                                            13,127                711,221
MEDICAL-BIOMEDICAL/GENE (5.35%)
 Martek Biosciences /1/                                22,800              1,078,896
 Nektar Therapeutics /1/                               39,400                691,076
 Protein Design Labs /1/                               38,100                617,220
 Seattle Genetics /1/                                  67,600                404,248
 Serologicals /1/                                      41,700                817,320
 Telik /1/                                             25,700                507,832
                                                                           4,116,592
MEDICAL-DRUGS (1.84%)
 Angiotech Pharmaceuticals /1/                         48,200                849,284
 Indevus Pharmaceuticals /1/                           89,200                565,528
                                                                           1,414,812
MEDICAL-GENERIC DRUGS (1.01%)
 Impax Laboratories /1/                                55,000                778,250
MULTIMEDIA (0.85%)
 Entravision Communications /1/                        92,900                656,803
OIL & GAS DRILLING (0.95%)
 Helmerich & Payne                                     29,000                734,280
OIL COMPANY-EXPLORATION & PRODUCTION (2.12%)
 Cimarex Energy /1/                                     9,500                309,035
 Meridian Resource /1/                                 56,600                472,610
 Range Resources                                       50,700                849,225
                                                                           1,630,870
OIL FIELD MACHINERY & EQUIPMENT (2.16%)
 FMC Technologies /1/                                  33,700              1,011,000
 Hydril /1/                                            18,300                652,395
                                                                           1,663,395
OIL-FIELD SERVICES (1.58%)
 Core Laboratories /1/                                 24,600                541,200
 W-H Energy Services /1/                               33,800                679,380
                                                                           1,220,580

                                                       Shares
                                                        Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (1.20%)
                                                                         $
 Cumulus Media /1/                                     62,700                920,436
RECREATIONAL CENTERS (1.02%)
 Life Time Fitness /1/                                 33,900                784,785
RESEARCH & DEVELOPMENT (0.17%)
 SFBC International /1/                                 3,900                132,756
RETAIL-APPAREL & SHOE (0.35%)
 Childrens Place /1/                                   13,000                266,500
RETAIL-CATALOG SHOPPING (1.20%)
 MSC Industrial Direct                                 29,600                926,480
RETAIL-COMPUTER EQUIPMENT (1.48%)
 Insight Enterprises /1/                               71,090              1,140,284
RETAIL-DISCOUNT (1.09%)
 Tuesday Morning /1/                                   26,200                842,592
RETAIL-HOME FURNISHINGS (0.76%)
 Cost Plus /1/                                         17,600                588,896
RETAIL-SPORTING GOODS (1.89%)
 Dick's Sporting Goods /1/                             28,700                932,750
 Hibbett Sporting Goods /1/                            27,300                520,338
                                                                           1,453,088
SCHOOLS (2.24%)
 Laureate Education /1/                                25,300                893,090
 Strayer Education                                      8,500                828,070
                                                                           1,721,160
SCHOOLS-DAY CARE (1.17%)
 Bright Horizons Family Solutions /1/                  17,800                903,350
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.66%)
 Exar /1/                                              53,500                720,645
 O2Micro International /1/                             43,500                559,845
                                                                           1,280,490
SEMICONDUCTOR EQUIPMENT (1.01%)
 FormFactor /1/                                        38,600                775,088
STEEL-SPECIALTY (0.90%)
 Allegheny Technologies                                34,560                692,928
TELECOMMUNICATION SERVICES (1.67%)
 Aspect Communications /1/                             56,300                476,861
 iNet Technologies /1/                                 65,900                810,570
                                                                           1,287,431
THERAPEUTICS (2.35%)
 Connetics /1/                                         11,900                327,607
 MGI Pharma /1/                                        41,800              1,170,818
 NeoPharm /1/                                          48,900                308,070
                                                                           1,806,495
TRANSPORT-MARINE (1.04%)
 Kirby /1/                                             20,800                802,880
TRANSPORT-SERVICES (1.94%)
 Pacer International /1/                               36,300                572,995

                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                         $
 UTI Worldwide                                         17,900                921,671
                                                                           1,494,666
TRANSPORT-TRUCK (1.10%)
 Werner Enterprises                                    42,450                846,028
                          TOTAL COMMON STOCKS                             75,817,210
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (98.45%)              75,817,210
CASH AND RECEIVABLES, NET OF LIABILITIES (1.55%)                           1,192,998
                                  TOTAL NET ASSETS (100.00%)             $77,010,208
                                                                         -------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $14,983,230
Unrealized Depreciation                       (5,055,107)
                                             -----------
Net Unrealized Appreciation (Depreciation)     9,928,123
Cost for federal income tax purposes         $65,889,087

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           JULY 31, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (98.68%)
AIRLINES (0.42%)
                                                                      $
 Pinnacle Airlines /1/                             110,100               1,102,101
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.34%)
 American Axle & Manufacturing Holdings            103,300               3,548,355
BEVERAGES-NON-ALCOHOLIC (1.26%)
 Cott /1/                                          120,000               3,357,600
BEVERAGES-WINE & SPIRITS (1.26%)
 Constellation Brands /1/                           88,500               3,352,380
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.58%)
 Dycom Industries /1/                              155,900               4,199,946
BUILDING PRODUCTS-LIGHT FIXTURES (0.64%)
 Genlyte Group /1/                                  27,100               1,688,330
BUILDING-RESIDENTIAL & COMMERCIAL (1.75%)
 Hovnanian Enterprises /1/                          73,400               2,277,602
 NVR /1/                                             5,100               2,376,600
                                                                         4,654,202
CIRCUIT BOARDS (2.71%)
 Benchmark Electronics /1/                         160,700               4,592,806
 TTM Technologies /1/                              226,400               2,599,072
                                                                         7,191,878
COMMERCIAL BANKS (2.50%)
 UCBH Holdings                                     170,000               6,645,300
COMPUTER SERVICES (5.72%)
 CACI International /1/                            109,200               4,489,212
 Cognizant Technology Solutions /1/                308,600               8,501,930
 FactSet Research Systems                           50,600               2,183,390
                                                                        15,174,532
COMPUTERS-INTEGRATED SYSTEMS (0.49%)
 RadiSys /1/                                       104,700               1,299,327
COMPUTERS-MEMORY DEVICES (0.64%)
 Dot Hill Systems /1/                              204,300               1,695,690
DATA PROCESSING & MANAGEMENT (1.26%)
 Fair, Isaac                                       116,975               3,343,146
DENTAL SUPPLIES & EQUIPMENT (1.86%)
 Patterson /1/                                      67,400               4,948,508
DIVERSIFIED MANUFACTURING OPERATIONS (1.08%)
 ESCO Technologies /1/                              54,400               2,864,160
DRUG DELIVERY SYSTEMS (0.39%)
 Penwest Pharmaceuticals /1/                       102,200               1,033,242
E-MARKETING-INFORMATION (1.55%)
 Digital River /1/                                 146,000               4,102,600
EDUCATIONAL SOFTWARE (0.15%)
 Blackboard /1/                                     22,200                 410,700
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.14%)
 Cree /1/                                           64,000               1,432,320
 Microsemi /1/                                     266,000               3,258,500
 Silicon Image /1/                                 295,500               3,543,045

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Volterra Semiconductor /1/                         13,600                 110,024
                                                                         8,343,889
ELECTRONIC DESIGN AUTOMATION (1.07%)
 Magma Design Automation /1/                       121,900               2,163,725
 Verisity /1/                                      104,000                 665,080
                                                                         2,828,805
ELECTRONICS-MILITARY (1.77%)
 Engineered Support Systems                         83,600               4,687,452
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.55%)
 EMCOR Group /1/                                    34,000               1,471,180
ENTERTAINMENT SOFTWARE (0.69%)
 THQ /1/                                            96,600               1,840,230
FIDUCIARY BANKS (2.29%)
 Investors Financial Services                      133,300               6,089,144
FOOD-WHOLESALE & DISTRIBUTION (0.72%)
 Performance Food Group /1/                         77,400               1,917,972
HOSPITAL BEDS & EQUIPMENT (0.26%)
 Kinetic Concepts /1/                               15,400                 691,768
HOTELS & MOTELS (0.47%)
 Highland Hospitality                              119,500               1,241,605
HUMAN RESOURCES (1.00%)
 Korn/Ferry International /1/                       75,500               1,346,165
 Labor Ready /1/                                    94,000               1,317,880
                                                                         2,664,045
INDUSTRIAL AUTOMATION & ROBOTS (1.56%)
 Cognex                                            138,000               4,151,040
INSTRUMENTS-SCIENTIFIC (1.22%)
 Fisher Scientific International /1/                55,800               3,247,560
INTERNET INFRASTRUCTURE EQUIPMENT (0.50%)
 Avocent /1/                                        44,400               1,329,336
INTERNET SECURITY (1.59%)
 RSA Security /1/                                  166,200               3,094,644
 Secure Computing /1/                              162,800               1,125,762
                                                                         4,220,406
MACHINERY-CONSTRUCTION & MINING (0.01%)
 JLG Industries                                      1,900                  26,600
MACHINERY-GENERAL INDUSTRY (0.88%)
 Middleby                                           42,900               2,325,180
MEDICAL INSTRUMENTS (2.56%)
 Advanced Neuromodulation Systems /1/               77,150               2,472,657
 ArthroCare /1/                                    162,400               4,324,712
                                                                         6,797,369
MEDICAL LABORATORY & TESTING SERVICE (1.01%)
 Inveresk Research Group /1/                        74,100               2,689,830
MEDICAL PRODUCTS (1.93%)
 INAMED /1/                                         94,400               5,114,592

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.96%)
                                                                      $
 Affymetrix /1/                                     42,400               1,145,224
 Corgentech /1/                                     69,800                 966,032
 Incyte Genomics /1/                               195,600               1,202,940
 Telik /1/                                          95,700               1,891,032
                                                                         5,205,228
MEDICAL-DRUGS (1.15%)
 First Horizon Pharmaceutical /1/                  175,000               3,057,250
MEDICAL-GENERIC DRUGS (0.47%)
 Taro Pharmaceuticals Industries /1/                55,900               1,248,247
MEDICAL-HMO (0.20%)
 WellCare Health Plans /1/                          26,700                 523,320
MEDICAL-HOSPITALS (3.68%)
 United Surgical Partners International /1/         92,300               3,252,652
 VCA Antech /1/                                    154,800               6,506,244
                                                                         9,758,896
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.12%)
 Odyssey HealthCare /1/                            173,100               2,973,858
MISCELLANEOUS INVESTING (3.40%)
 American Financial Realty Trust                    85,800               1,136,850
 Government Properties Trust                        43,300                 430,402
 Mills                                              72,200               3,292,320
 Ventas                                            163,100               4,162,312
                                                                         9,021,884
NETWORKING PRODUCTS (0.63%)
 Foundry Networks /1/                              162,300               1,665,198
OIL & GAS DRILLING (0.99%)
 Patterson-UTI Energy                              144,200               2,628,766
OIL COMPANY-EXPLORATION & PRODUCTION (4.37%)
 Patina Oil & Gas                                  177,500               5,234,475
 Quicksilver Resources /1/                         201,400               6,378,338
                                                                        11,612,813
OIL-FIELD SERVICES (1.56%)
 Tetra Technologies /1/                            157,700               4,155,395
PHYSICIAN PRACTICE MANAGEMENT (2.57%)
 Pediatrix Medical Group /1/                       108,000               6,829,920
RADIO (1.33%)
 Cumulus Media /1/                                 165,800               2,433,944
 Salem Communications /1/                           42,900               1,089,660
                                                                         3,523,604
RESPIRATORY PRODUCTS (0.50%)
 ResMed /1/                                         27,300               1,337,700
RETAIL-APPAREL & SHOE (4.04%)
 Aeropostale /1/                                   182,000               5,547,360
 Chico's FAS /1/                                   123,400               5,166,758
                                                                        10,714,118
RETAIL-COMPUTER EQUIPMENT (0.91%)
 Electronics Boutique Holdings /1/                  96,000               2,410,560

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MUSIC STORE (1.41%)
                                                                      $
 Guitar Center /1/                                  83,500               3,753,325
RETAIL-PET FOOD & SUPPLIES (1.47%)
 PETCO Animal Supplies /1/                         131,100               3,915,957
RETAIL-RESTAURANTS (4.08%)
 CKE Restaurants /1/                               274,800               3,962,616
 Panera Bread /1/                                   73,100               2,696,659
 Ruby Tuesday                                      144,300               4,168,827
                                                                        10,828,102
RETAIL-SPORTING GOODS (0.15%)
 Cabela's /1/                                       14,500                 389,325
SAVINGS & LOANS-THRIFTS (1.23%)
 BankUnited Financial /1/                           85,700               2,300,188
 Harbor Florida Bancshares                          33,900                 975,981
                                                                         3,276,169
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.91%)
 Exar /1/                                          140,300               1,889,841
 Power Integrations /1/                            109,500               2,209,710
 Standard Microsystems /1/                          56,800                 977,528
                                                                         5,077,079
SEMICONDUCTOR EQUIPMENT (0.94%)
 August Technology /1/                             103,900               1,075,365
 Rudolph Technologies /1/                           88,000               1,408,000
                                                                         2,483,365
SEMICONDUCTORS (0.78%)
 Artisan Components /1/                             85,200               2,072,916
STEEL PRODUCERS (1.20%)
 Steel Dynamics /1/                                 96,900               3,173,475
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.30%)
 C-COR.net /1/                                      97,500                 791,700
THERAPEUTICS (2.85%)
 Amylin Pharmaceuticals /1/                         56,700               1,168,020
 Isis Pharmaceuticals /1/                          156,800                 791,840
 Medicines /1/                                      76,600               2,026,836
 Neurocrine Biosciences /1/                         45,900               2,137,563
 NPS Pharmaceuticals /1/                            77,100               1,437,915
                                                                         7,562,174
TRANSPORT-AIR FREIGHT (1.36%)
 EGL /1/                                           142,200               3,613,302
TRANSPORT-SERVICES (0.91%)
 UTI Worldwide                                      46,900               2,414,881


                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.39%)
 Landstar System /1/                                74,300            $  3,700,883
                             TOTAL COMMON STOCKS                       262,009,410
                                                                      ------------

            TOTAL PORTFOLIO INVESTMENTS (98.68%)                       262,009,410
CASH AND RECEIVABLES, NET OF LIABILITIES (1.32%)                         3,511,959
                      TOTAL NET ASSETS (100.00%)                      $265,521,369
                                                                      --------------

                                      138

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 44,723,511
Unrealized Depreciation                       (21,966,923)
                                             ------------
Net Unrealized Appreciation (Depreciation)     22,756,588
Cost for federal income tax purposes         $239,252,822

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                           JULY 31, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                    Value

---------------------------------------------------------------------------------------
COMMON STOCKS (98.04%)
ADVERTISING SERVICES (0.62%)
                                                                      $
 Getty Images /1/                                      500                27,310
APPAREL MANUFACTURERS (3.45%)
 Columbia Sportswear /1/                             1,200                65,700
 Polo Ralph Lauren                                   2,600                85,696
                                                                         151,396
APPLICATIONS SOFTWARE (0.31%)
 Red Hat /1/                                           800                13,696
AUDIO & VIDEO PRODUCTS (5.17%)
 Harman International Industries                       800                68,584
 Polycom /1/                                         8,200               158,096
                                                                         226,680
BUILDING-RESIDENTIAL & COMMERCIAL (0.88%)
 Ryland Group                                          500                38,710
COMMERCIAL BANKS (1.01%)
 TCF Financial                                         400                24,160
 Westamerica Bancorp.                                  400                20,292
                                                                          44,452
COMMERCIAL SERVICES (1.29%)
 Corporate Executive Board                           1,000                56,700
COMMUNICATIONS SOFTWARE (0.11%)
 Avid Technology /1/                                   100                 4,674
COMPUTER GRAPHICS (2.34%)
 Pixar /1/                                           1,500               102,360
COMPUTER SERVICES (0.41%)
 Manhattan Associates /1/                              700                18,172
COMPUTERS-INTEGRATED SYSTEMS (2.02%)
 Synopsys /1/                                        3,500                88,515
COMPUTERS-MEMORY DEVICES (2.28%)
 Komag /1/                                           2,800                31,752
 Maxtor /1/                                          5,600                26,208
 Western Digital /1/                                 6,000                42,060
                                                                         100,020
DATA PROCESSING & MANAGEMENT (2.55%)
 Certegy                                             1,900                72,029
 SEI Investments                                     1,300                39,871
                                                                         111,900
DIVERSIFIED MANUFACTURING OPERATIONS (0.26%)
 Roper Industries                                      200                11,200
DRUG DELIVERY SYSTEMS (0.40%)
 Depomed /1/                                         3,700                17,723
E-COMMERCE-SERVICES (0.96%)
 Monster Worldwide /1/                               1,900                41,971
E-MARKETING-INFORMATION (1.69%)
 aQuantive /1/                                       4,000                34,160
 DoubleClick /1/                                     7,700                39,809
                                                                          73,969

                                                     Shares
                                                      Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT (0.26%)
                                                                      $
 Power-One /1/                                       1,300                11,401
ELECTRONIC COMPONENTS-SEMICONDUCTOR (11.36%)
 Advanced Micro Devices /1/                          1,400                17,486
 AMIS Holdings /1/                                     800                11,784
 ATI Technologies /1/                                1,200                19,320
 Conexant Systems /1/                               10,000                15,900
 Cree /1/                                            8,300               185,754
 Lattice Semiconductor /1/                          25,200               123,480
 Pixelworks /1/                                     12,700               124,333
                                                                         498,057
ENERGY-ALTERNATE SOURCES (0.89%)
 Headwaters /1/                                      1,400                38,836
FINANCE-COMMERCIAL (1.48%)
 CapitalSource /1/                                   3,000                64,860
FINANCE-INVESTMENT BANKER & BROKER (1.84%)
 Friedman, Billings, Ramsey Group                    4,900                80,605
FINANCE-MORTGAGE LOAN/BANKER (1.00%)
 Accredited Home Lenders Holding /1/                 1,400                43,855
INSTRUMENTS-SCIENTIFIC (2.93%)
 FEI /1/                                             4,500                90,495
 Varian /1/                                          1,000                37,900
                                                                         128,395
INTERNET BROKERS (3.66%)
 E*trade Group /1/                                  14,500               160,515
INTERNET CONTENT-INFORMATION & NEWS (1.33%)
 Ask Jeeves /1/                                      2,000                58,160
INTERNET INFRASTRUCTURE EQUIPMENT (1.16%)
 Avocent /1/                                         1,700                50,898
INTERNET INFRASTRUCTURE SOFTWARE (2.15%)
 F5 Networks /1/                                     3,600                94,284
INTERNET SECURITY (1.85%)
 CheckFree /1/                                       2,700                81,108
MEDICAL INFORMATION SYSTEM (1.30%)
 Cerner /1/                                            200                 9,000
 IDX Systems /1/                                     1,600                48,048
                                                                          57,048
MEDICAL INSTRUMENTS (0.71%)
 SurModics /1/                                       1,300                31,096
MEDICAL-BIOMEDICAL/GENE (0.64%)
 Human Genome Sciences /1/                           1,000                10,025
 InterMune /1/                                       1,500                17,985
                                                                          28,010
MEDICAL-DRUGS (4.08%)
 Cephalon /1/                                        2,800               141,456
 Ligand Pharmaceuticals /1/                          2,700                37,287
                                                                         178,743
MEDICAL-GENERIC DRUGS (1.49%)
 Barr Laboratories /1/                               1,900                65,265

                                                     Shares
                                                      Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (1.31%)
                                                                      $
 AMERIGROUP /1/                                      1,200                57,552
MEDICAL-HOSPITALS (0.47%)
 Triad Hospitals /1/                                   600                20,436
MOTION PICTURES & SERVICES (1.58%)
 Macrovision /1/                                     3,200                69,248
NETWORKING PRODUCTS (1.19%)
 Emulex /1/                                          1,600                17,264
 Foundry Networks /1/                                3,400                34,884
                                                                          52,148
OFFICE FURNISHINGS-ORIGINAL (1.22%)
 Herman Miller                                       2,000                53,600
OFFICE SUPPLIES & FORMS (0.90%)
 John H. Harland                                     1,400                39,634
OIL & GAS DRILLING (0.96%)
 Patterson-UTI Energy                                2,300                41,929
OIL COMPANY-EXPLORATION & PRODUCTION (0.68%)
 Chesapeake Energy                                     600                 9,210
 Patina Oil & Gas                                      700                20,643
                                                                          29,853
PHARMACEUTICALS (0.43%)
 Cubist Pharmaceuticals /1/                          1,800                18,684
PHARMACY SERVICES (0.30%)
 Accredo Health /1/                                    400                12,960
RETAIL-APPAREL & SHOE (4.66%)
 Abercrombie & Fitch                                   300                11,064
 AnnTaylor Stores /1/                                2,600                69,784
 Pacific Sunwear of California /1/                   4,600                93,840
 Urban Outfitters /1/                                1,000                29,740
                                                                         204,428
RETAIL-MAIL ORDER (3.04%)
 Williams-Sonoma /1/                                 4,100               133,209
RETAIL-RESTAURANTS (2.26%)
 Cheesecake Factory /1/                              1,100                45,947
 P.F. Chang's China Bistro /1/                       1,200                53,316
                                                                          99,263
RETAIL-VARIETY STORE (0.13%)
 99 Cents Only Stores /1/                              400                 5,732
SCHOOLS (2.56%)
 Education Management /1/                            2,100                58,296
 ITT Educational Services /1/                        1,700                54,145
                                                                         112,441
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.58%)
 Integrated Device Technology /1/                      700                 8,001
 Micrel /1/                                          1,700                17,459
                                                                          25,460
SEMICONDUCTOR EQUIPMENT (4.63%)
 Amkor Technology /1/                                2,400                 9,720
 Axcelis Technologies /1/                            2,500                23,325

                                                     Shares
                                                      Held                  Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                      $
 Brooks Automation /1/                               6,100                87,901
 Teradyne /1/                                        4,800                82,080
                                                                         203,026
TELECOMMUNICATION EQUIPMENT (0.71%)
 Plantronics /1/                                       800                30,944
THERAPEUTICS (4.16%)
 Abgenix /1/                                         1,500                14,663
 CV Therapeutics /1/                                 4,300                57,577
 Dendreon /1/                                        4,600                42,366
 Trimeris /1/                                        5,900                67,673
                                                                         182,279
TRANSPORT-TRUCK (0.20%)
 Yellow Roadway /1/                                    200                 8,702
TRAVEL SERVICES (0.63%)
 Orbitz /1/                                          1,600                27,696
WEB HOSTING & DESIGN (0.18%)
 Macromedia /1/                                        400                 8,080
WIRELESS EQUIPMENT (1.38%)
 RF Micro Devices /1/                               10,200                60,384
                            TOTAL COMMON STOCKS                        4,298,272
                                                                      ----------

            TOTAL PORTFOLIO INVESTMENTS (98.04%)                       4,298,272
CASH AND RECEIVABLES, NET OF LIABILITIES (1.96%)                          86,146
                      TOTAL NET ASSETS (100.00%)                      $4,384,418
                                                                      ------------

/1/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $    66,498
Unrealized Depreciation                                    (653,728)
                                                        ------------
Net Unrealized Appreciation (Depreciation)                 (587,230)
Cost for federal income tax purposes                    $ 4,885,502

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (97.58%)
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
                                                                      $
 DRS Technologies /1/                              103,400               3,693,448
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.06%)
 BorgWarner                                         56,900               2,685,111
BATTERIES & BATTERY SYSTEMS (1.28%)
 Rayovac /1/                                       121,300               3,242,349
BEVERAGES-WINE & SPIRITS (1.38%)
 Constellation Brands /1/                           50,900               1,928,092
 Robert Mondavi /1/                                 45,000               1,561,050
                                                                         3,489,142
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.29%)
 Dycom Industries /1/                              121,400               3,270,516
BUILDING-RESIDENTIAL & COMMERCIAL (2.24%)
 Beazer Homes                                       28,500               2,661,900
 Ryland Group                                       38,800               3,003,896
                                                                         5,665,796
CHEMICALS-SPECIALTY (1.85%)
 Cytec Industries                                  100,400               4,678,640
COMMERCIAL BANKS (2.02%)
 City National                                      31,500               2,031,750
 Hudson United Bancorp                              89,500               3,065,375
                                                                         5,097,125
COMMERCIAL SERVICE-FINANCE (1.58%)
 NCO Group /1/                                     160,300               4,002,691
COMMERCIAL SERVICES (1.32%)
 Quanta Services /1/                               530,400               3,330,912
COMPUTERS-MEMORY DEVICES (0.47%)
 Advanced Digital Information /1/                  131,900               1,176,548
COMPUTERS-PERIPHERAL EQUIPMENT (1.95%)
 Electronics for Imaging /1/                       245,300               4,923,171
CONSULTING SERVICES (0.47%)
 FTI Consulting /1/                                 68,300               1,178,858
CONTAINERS-METAL & GLASS (1.26%)
 Owens-Illinois /1/                                215,800               3,172,260
DATA PROCESSING & MANAGEMENT (3.13%)
 Acxiom                                            191,800               4,219,600
 Reynolds & Reynolds                               166,300               3,675,230
                                                                         7,894,830
DIALYSIS CENTERS (2.81%)
 Renal Care Group /1/                              222,550               7,090,443
DISTRIBUTION-WHOLESALE (1.40%)
 Owens & Minor                                     137,900               3,539,893
DIVERSIFIED MANUFACTURING OPERATIONS (2.15%)
 Pentair                                           173,800               5,443,416
ELECTRIC-INTEGRATED (3.10%)
 ALLETE                                            194,800               5,399,856

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                      $
 PNM Resources                                     116,900               2,436,196
                                                                         7,836,052
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.71%)
 Jacobs Engineering Group /1/                       45,000               1,799,100
ENTERPRISE SOFTWARE & SERVICE (1.75%)
 Hyperion Solutions /1/                            107,900               4,426,058
ENVIRONMENTAL CONSULTING & ENGINEERING (1.83%)
 Tetra Tech /1/                                    286,525               4,624,513
FINANCE-LEASING COMPANY (0.59%)
 Financial Federal /1/                              46,400               1,492,224
FINANCIAL GUARANTEE INSURANCE (0.66%)
 PMI Group                                          40,500               1,669,815
FOOD-MISCELLANEOUS/DIVERSIFIED (2.75%)
 American Italian Pasta                            100,400               2,952,764
 Ralcorp Holdings /1/                              109,400               3,989,818
                                                                         6,942,582
FOOTWEAR & RELATED APPAREL (1.95%)
 Wolverine World Wide                              210,900               4,930,842
GAS-DISTRIBUTION (0.80%)
 WGL Holdings                                       73,400               2,014,096
GOLF (1.16%)
 Callaway Golf                                     265,200               2,917,200
HEALTH CARE COST CONTAINMENT (0.72%)
 Orthodontic Centers of America /1/                269,700               1,823,172
HOME FURNISHINGS (0.90%)
 Furniture Brands International                     99,100               2,277,318
INSURANCE (2.07%)
 HCC Insurance Holdings                            172,300               5,220,690
INTERNET FINANCIAL SERVICES (3.42%)
 IndyMac Bancorp                                   190,300               6,321,766
 Net.B@nk                                          215,663               2,316,221
                                                                         8,637,987
LIFE & HEALTH INSURANCE (0.96%)
 Stancorp Financial Group                           34,500               2,425,350
LOTTERY SERVICES (2.39%)
 GTECH Holdings                                    142,300               6,029,251
MEDICAL LABORATORY & TESTING SERVICE (2.62%)
 Covance /1/                                       180,700               6,629,883
MEDICAL PRODUCTS (2.21%)
 Henry Schein /1/                                   19,800               1,328,580
 Mentor                                            134,900               4,248,001
                                                                         5,576,581
MEDICAL-HOSPITALS (2.85%)
 Province Healthcare /1/                           267,800               3,891,134
 Triad Hospitals /1/                                97,400               3,317,444
                                                                         7,208,578

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.33%)
                                                                      $
 Amsurg /1/                                         34,700                 824,125
MOTION PICTURES & SERVICES (1.64%)
 Macrovision /1/                                   191,800               4,150,552
NETWORKING PRODUCTS (1.77%)
 Anixter International                             133,400               4,466,232
OFFICE AUTOMATION & EQUIPMENT (1.37%)
 Ikon Office Solutions                             292,200               3,468,414
OIL & GAS DRILLING (0.96%)
 Helmerich & Payne                                  95,900               2,428,188
OIL REFINING & MARKETING (1.01%)
 Tesoro Petroleum /1/                               88,400               2,563,600
OIL-FIELD SERVICES (0.84%)
 Seacor Smit /1/                                    50,200               2,123,460
PRINTING-COMMERCIAL (1.27%)
 Valassis Communications /1/                       109,400               3,198,856
PROPERTY & CASUALTY INSURANCE (3.57%)
 Fidelity National Financial                        71,993               2,609,746
 First American                                    157,300               4,225,078
 RLI                                                59,600               2,193,280
                                                                         9,028,104
RENTAL-AUTO & EQUIPMENT (1.75%)
 United Rentals /1/                                223,300               4,430,272
RESEARCH & DEVELOPMENT (0.65%)
 Albany Molecular Research /1/                     137,900               1,638,252
RETAIL-AUTOMOBILE (1.11%)
 Group 1 Automotive /1/                             94,400               2,807,456
RETAIL-HOME FURNISHINGS (1.48%)
 Pier 1 Imports                                    208,300               3,734,819
RETAIL-JEWELRY (1.00%)
 Zale /1/                                           92,900               2,521,306
RETAIL-RESTAURANTS (5.53%)
 CBRL Group                                         88,400               2,936,648
 CEC Entertainment /1/                             160,000               5,816,000
 O'Charley's /1/                                   104,900               1,844,142
 RARE Hospitality International /1/                119,850               3,380,968
                                                                        13,977,758
RUBBER-TIRES (1.56%)
 Cooper Tire & Rubber                              167,800               3,934,910
SAVINGS & LOANS-THRIFTS (3.08%)
 Astoria Financial                                 113,900               3,890,824
 Dime Bancorp /1/                                    3,800                     418
 Washington Federal                                155,722               3,900,836
                                                                         7,792,078
SEMICONDUCTOR EQUIPMENT (0.85%)
 Photronics /1/                                    148,300               2,145,901

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (1.05%)
                                                                      $
 Church & Dwight                                    59,900               2,646,382
STEEL PIPE & TUBE (0.98%)
 Shaw Group /1/                                    250,200               2,481,984
TELECOMMUNICATION EQUIPMENT (0.89%)
 Andrew /1/                                        206,100               2,236,185
TRANSPORT-EQUIPMENT & LEASING (1.33%)
 Gatx                                              131,900               3,360,812
WIRE & CABLE PRODUCTS (1.00%)
 Belden CDT                                        129,950               2,527,528
                             TOTAL COMMON STOCKS                       246,543,615
                                                                      ------------

            TOTAL PORTFOLIO INVESTMENTS (97.58%)                       246,543,615
CASH AND RECEIVABLES, NET OF LIABILITIES (2.42%)                         6,113,835
                      TOTAL NET ASSETS (100.00%)                      $252,657,450
                                                                      --------------

/1/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                  $ 51,573,101
Unrealized Depreciation                                   (14,121,054)
                                                        ---------------
Net Unrealized Appreciation (Depreciation)                 37,452,047
Cost for federal income tax purposes                     $209,091,568

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.71%)
ADVERTISING SERVICES (0.19%)
                                                                             $
 R.H. Donnelley /1/                                         4,100                186,058
AEROSPACE & DEFENSE (0.21%)
 Esterline Technologies /1/                                 6,700                210,313
AEROSPACE & DEFENSE EQUIPMENT (1.20%)
 AAR /1/                                                    6,100                 63,440
 Curtiss-Wright                                             5,900                317,125
 Ducommun /1/                                                 600                 11,700
 HEICO                                                      2,900                 50,953
 Kaman                                                     11,900                148,036
 Moog /1/                                                   9,700                352,789
 Orbital Sciences /1/                                       7,400                 84,730
 Triumph Group /1/                                          5,000                164,900
                                                                               1,193,673
AIR POLLUTION CONTROL EQUIPMENT (0.02%)
 BHA Group Holdings                                           500                 18,975
AIRLINES (0.76%)
 Alaska Air Group /1/                                       3,800                 79,154
 Continental Airlines /1/                                   8,300                 74,617
 ExpressJet Holdings /1/                                   24,000                261,600
 Northwest Airlines /1/                                     7,800                 67,314
 Skywest                                                   19,300                272,709
                                                                                 755,394
APPAREL MANUFACTURERS (0.76%)
 Kellwood                                                   8,400                337,260
 Quiksilver /1/                                             6,400                137,984
 Tommy Hilfiger /1/                                        19,700                275,800
                                                                                 751,044
APPLIANCES (0.03%)
 Applica /1/                                                6,000                 30,900
APPLICATIONS SOFTWARE (0.27%)
 Parametric Technology /1/                                 33,300                151,182
 Progress Software /1/                                      5,500                113,465
                                                                                 264,647
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.66%)
 Oshkosh Truck                                             12,300                651,531
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.14%)
 American Axle & Manufacturing Holdings                     3,800                130,530
 Keystone Automotive Industries /1/                         3,000                 84,720
 Superior Industries International                          3,800                124,222
 Tenneco Automotive /1/                                    24,800                344,968
 Tower Automotive /1/                                      12,400                 39,060
 Visteon                                                   39,600                407,088
                                                                               1,130,588
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.13%)
 Aftermarket Technology /1/                                 8,800                131,912
BATTERIES & BATTERY SYSTEMS (0.27%)
 Rayovac /1/                                                9,900                264,627
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 4 Kids Entertainment /1/                                     600                 13,068

                                                          Shares
                                                           Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
                                                                             $
 World Wrestling Entertainment                             10,100                128,371
                                                                                 141,439
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.26%)
 NCI Building Systems /1/                                   1,400                 43,134
 USG /1/                                                   12,300                212,052
                                                                                 255,186
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Dycom Industries /1/                                       3,800                102,372
BUILDING PRODUCTS-AIR & HEATING (0.69%)
 Lennox International                                      28,400                500,408
 York International                                         5,200                185,016
                                                                                 685,424
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.30%)
 Eagle Materials                                              600                 39,588
 Texas Industries                                           6,000                256,980
                                                                                 296,568
BUILDING PRODUCTS-LIGHT FIXTURES (0.46%)
 Genlyte Group /1/                                          7,400                461,020
BUILDING PRODUCTS-WOOD (0.37%)
 Universal Forest Products                                 12,100                367,477
BUILDING-HEAVY CONSTRUCTION (0.33%)
 Washington Group International /1/                         9,700                324,174
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Integrated Electrical Services /1/                         7,300                 61,831
BUILDING-RESIDENTIAL & COMMERCIAL (0.75%)
 Beazer Homes                                                 800                 74,720
 Dominion Homes /1/                                         1,800                 38,916
 Levitt /1/                                                 5,575                115,681
 Meritage /1/                                               3,500                216,650
 WCI Communities /1/                                       13,900                299,267
                                                                                 745,234
CABLE TV (0.58%)
 Charter Communications /1/                                46,000                142,140
 Insight Communications /1/                                10,600                 93,280
 LodgeNet Entertainment /1/                                15,800                257,224
 Mediacom Communications /1/                               12,700                 83,439
                                                                                 576,083
CASINO HOTELS (0.52%)
 Ameristar Casinos                                          2,900                 77,952
 Aztar /1/                                                 13,800                334,926
 Boyd Gaming                                                4,000                105,160
                                                                                 518,038
CHEMICALS-DIVERSIFIED (1.36%)
 FMC /1/                                                    9,100                399,945
 Georgia Gulf                                              13,900                494,145
 Hercules /1/                                              16,300                192,503
 Octel                                                     10,300                265,946
                                                                               1,352,539
CHEMICALS-FIBERS (0.11%)
 Wellman                                                   15,800                111,232

                                                           Shares
                                                            Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (0.22%)
                                                                             $
 PolyOne /1/                                               30,800                222,684
CHEMICALS-SPECIALTY (1.74%)
 Crompton                                                  34,100                203,577
 Cytec Industries                                          10,600                493,960
 H.B. Fuller                                               10,800                288,684
 Millennium Chemicals /1/                                   3,200                 56,480
 Minerals Technologies                                      4,000                223,480
 NewMarket /1/                                              8,200                162,442
 OM Group /1/                                               2,300                 73,646
 Valhi                                                      6,100                 70,333
 W.R. Grace /1/                                            26,700                155,127
                                                                               1,727,729
CIRCUIT BOARDS (0.32%)
 Benchmark Electronics /1/                                  9,650                275,797
 TTM Technologies /1/                                       3,400                 39,032
                                                                                 314,829
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                             195                  6,055
COLLECTIBLES (0.20%)
 RC2 /1/                                                    6,400                200,960
COMMERCIAL BANKS (9.58%)
 ABC Bancorp                                                2,900                 50,866
 AMCORE Financial                                           4,000                113,000
 AmericanWest Bancorp. /1/                                  2,800                 48,440
 BancFirst                                                  1,100                 65,395
 Bank of the Ozarks                                         1,700                 43,435
 Banner                                                     1,800                 49,068
 Capital Corp of the West                                     800                 31,520
 Capitol Bancorp.                                           3,900                100,815
 Chemical Financial                                        10,630                367,160
 City Holding                                               1,200                 36,564
 Colonial BancGroup                                        16,000                308,640
 Columbia Banking Systems                                   3,035                 66,072
 Community Bank System                                     12,100                272,371
 Community Trust Bancorp                                    3,370                101,673
 Corus Bankshares                                          14,300                574,145
 Cullen/Frost Bankers                                       7,600                326,952
 Financial Institutions                                       700                 16,275
 First Citizens BancShares                                    500                 59,500
 First Oak Brook Bancshares                                 1,100                 33,583
 First Republic Bank                                        5,800                251,140
 Gold Banc                                                 31,500                489,825
 Great Southern Bancorp                                     2,800                 79,016
 Greater Bay Bancorp                                       11,600                305,660
 Hanmi Financial                                           19,000                551,000
 IBERIABANK                                                 9,000                504,900
 Independent Bank                                          10,300                291,799
 Independent Bank                                          10,030                256,567
 Irwin Financial                                           12,500                334,125
 Lakeland Financial                                           500                 15,650
 MainSource Financial Group                                   787                 14,796
 MB Financial                                               3,800                138,472
 MBT Financial                                                300                  5,676
 Mercantile Bank                                            3,980                137,151

                                                        Shares
                                                         Held                     Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Mid-State Bancshares                                       6,600                160,842
 Nara Bancorp.                                                400                  7,152
 Oriental Financial Group                                   7,200                183,240
 Peoples Bancorp.                                             630                 16,065
 Provident Bankshares                                       9,600                286,944
 R&G Financial                                             15,500                543,740
 Republic Bancorp.                                          1,155                 23,250
 Republic Bancorp.                                         27,520                403,168
 Royal Bancshares of Pennsylvania                             618                 14,369
 SCBT Financial                                               800                 22,936
 Silicon Valley Bancshares /1/                              3,800                139,118
 Simmons First National                                     3,700                 91,168
 Southside Bancshares                                       3,150                 62,779
 Southwest Bancorp.                                         1,000                 18,720
 State Financial Services                                   4,100                116,358
 Summit Bancshares                                          3,100                 94,984
 Sun Bancorp. /1/                                           1,775                 38,784
 Taylor Capital Group                                       4,000                 96,080
 Trico Bancshares                                           2,800                 50,484
 Umpqua Holdings                                            4,900                110,789
 United Bankshares                                          8,900                280,528
 W Holding                                                 13,562                223,773
 West Coast Bancorp                                        18,900                389,151
 Western Sierra Bancorp. /1/                                1,300                 43,485
 Wintrust Financial                                           800                 42,424
                                                                               9,501,582
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                             16,800                 70,896
 NCO Group /1/                                              2,800                 69,916
                                                                                 140,812
COMMERCIAL SERVICES (0.18%)
 Arbitron /1/                                                 900                 30,987
 Memberworks /1/                                              600                 16,026
 TeleTech Holdings /1/                                     14,900                130,375
                                                                                 177,388
COMPUTER AIDED DESIGN (0.05%)
 Aspen Technology /1/                                       8,400                 49,812
COMPUTER SERVICES (0.87%)
 BISYS Group /1/                                           11,400                155,610
 CACI International /1/                                     2,900                119,219
 CIBER /1/                                                 13,000                 97,500
 CompuCom Systems /1/                                      33,000                150,480
 Perot Systems /1/                                         16,800                212,016
 Sykes Enterprises /1/                                      6,700                 44,153
 Tyler Technologies /1/                                     8,700                 80,040
                                                                                 859,018
COMPUTERS (0.27%)
 Gateway /1/                                               24,900                112,050
 palmOne /1/                                                3,800                152,836
                                                                                 264,886
COMPUTERS-INTEGRATED SYSTEMS (0.44%)
 Agilysys                                                  12,200                181,780
 Intergraph /1/                                             1,800                 47,502
 MTS Systems                                                3,800                 81,586

                                                         Shares
                                                          Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                             $
 RadiSys /1/                                                3,900                 48,399
 Silicon Graphics /1/                                      52,600                 80,478
                                                                                 439,745
COMPUTERS-MEMORY DEVICES (0.35%)
 Hutchison Technology /1/                                   7,400                164,798
 Komag /1/                                                  2,700                 30,618
 Maxtor /1/                                                10,700                 50,076
 Quantum /1/                                               24,900                 60,756
 Silicon Storage Technology /1/                             6,400                 42,496
                                                                                 348,744
COMPUTERS-PERIPHERAL EQUIPMENT (0.18%)
 Electronics for Imaging /1/                                9,000                180,630
CONSULTING SERVICES (0.36%)
 Charles River Associates /1/                                 600                 19,224
 Clark /1/                                                  3,000                 45,480
 Gartner /1/                                               12,200                153,110
 Maximus /1/                                                1,200                 38,364
 PDI /1/                                                    3,700                105,487
                                                                                 361,665
CONSUMER PRODUCTS-MISCELLANEOUS (0.46%)
 American Greetings /1/                                    16,400                382,448
 CSS Industries                                               850                 26,996
 Tupperware                                                 2,600                 44,642
                                                                                 454,086
CONTAINERS-METAL & GLASS (1.26%)
 Crown Holdings /1/                                        50,200                509,028
 Greif Brothers                                             4,000                148,640
 Silgan Holdings                                           12,200                586,942
                                                                               1,244,610
COSMETICS & TOILETRIES (0.04%)
 Revlon /1/                                                15,100                 34,730
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                2,000                 17,980
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                  5,000                 47,650
DIAGNOSTIC EQUIPMENT (0.08%)
 NEUROMetrix /1/                                            9,900                 79,200
DIAGNOSTIC KITS (0.21%)
 Orthovita /1/                                             45,000                204,750
DIRECT MARKETING (0.11%)
 Catalina Marketing /1/                                     5,600                111,832
DISTRIBUTION-WHOLESALE (0.76%)
 Aviall /1/                                                15,000                300,750
 Building Material Holding                                  3,700                 74,092
 United Stationers /1/                                      6,900                271,998
 Watsco                                                     2,900                 84,796
 WESCO International /1/                                    1,300                 26,715
                                                                                 758,351
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 A.O. Smith                                                 4,700                134,984

                                                         Shares
                                                          Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                             $
 Actuant /1/                                                4,200                153,132
 Acuity Brands                                              9,900                236,115
 Ameron International                                       2,800                 98,000
 Barnes Group                                              11,900                308,805
 ESCO Technologies /1/                                      2,800                147,420
 Griffon /1/                                                7,000                146,790
 Jacuzzi Brands /1/                                        26,900                207,668
                                                                               1,432,914
DIVERSIFIED MINERALS (0.14%)
 AMCOL International                                        7,100                142,710
DIVERSIFIED OPERATIONS (0.13%)
 Walter Industries                                          9,400                131,130
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.09%)
 Volt Information Sciences /1/                              2,900                 86,855
E-COMMERCE-SERVICES (0.11%)
 Homestore.com /1/                                         29,800                105,045
E-MARKETING-INFORMATION (0.11%)
 aQuantive /1/                                             11,100                 94,794
 E.piphany /1/                                              4,000                 16,000
                                                                                 110,794
ELECTRIC-INTEGRATED (3.29%)
 Allegheny Energy /1/                                       6,400                 94,976
 Avista                                                    16,500                287,925
 Black Hills                                                3,700                102,194
 CH Energy Group                                            3,800                167,200
 Cleco                                                      8,300                143,175
 CMS Energy /1/                                            50,700                457,821
 El Paso Electric /1/                                      19,400                291,970
 PNM Resources                                             18,300                381,372
 Sierra Pacific Resources /1/                              64,500                530,190
 UIL Holdings                                               3,800                174,724
 UniSource Energy                                          25,700                634,533
                                                                               3,266,080
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.61%)
 Bel Fuse                                                   3,900                143,286
 CTS                                                       13,200                151,404
 DSP Group /1/                                              5,000                 98,550
 Stoneridge /1/                                            10,000                146,800
 Sypris Solutions                                           5,000                 62,200
                                                                                 602,240
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.37%)
 Actel /1/                                                  2,900                 43,558
 ESS Technology /1/                                         8,800                 60,280
 Integrated Silicon Solution /1/                            6,400                 53,888
 Lattice Semiconductor /1/                                 12,600                 61,740
 ON Semiconductor /1/                                      13,600                 54,400
 Skyworks Solutions /1/                                    11,500                 96,370
                                                                                 370,236
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Magma Design Automation /1/                                  600                 10,650
ELECTRONIC MEASUREMENT INSTRUMENTS (0.20%)
 Analogic                                                   4,500                186,930

                                                         Shares
                                                          Held                     Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (CONTINUED)
                                                                             $
 Trimble Navigation /1/                                       400                 11,108
                                                                                 198,038
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.18%)
 EMCOR Group /1/                                            1,200                 51,924
 URS /1/                                                    5,200                125,580
                                                                                 177,504
ENTERPRISE SOFTWARE & SERVICE (0.16%)
 Hyperion Solutions /1/                                       500                 20,510
 ManTech International /1/                                  8,700                124,410
 Manugistics Group /1/                                      5,400                 14,850
                                                                                 159,770
ENVIRONMENTAL CONSULTING & ENGINEERING (0.13%)
 Tetra Tech /1/                                             7,800                125,892
ENVIRONMENTAL MONITORING & DETECTION (0.20%)
 Mine Safety Appliances                                     5,400                200,610
FINANCE-CONSUMER LOANS (0.34%)
 World Acceptance /1/                                      15,600                333,684
FINANCE-CREDIT CARD (0.33%)
 Advanta                                                    8,400                186,648
 CompuCredit /1/                                            5,900                 92,807
 Metris /1/                                                 7,100                 47,215
                                                                                 326,670
FINANCE-INVESTMENT BANKER & BROKER (0.29%)
 Knight Trading Group /1/                                  28,500                242,535
 LaBranche                                                  5,900                 48,321
                                                                                 290,856
FINANCE-MORTGAGE LOAN/BANKER (0.99%)
 Accredited Home Lenders Holding /1/                        5,200                162,890
 American Home Mortgage Investment                         24,921                644,208
 New Century Financial                                      3,750                176,437
                                                                                 983,535
FOOD-BAKING (0.15%)
 Flowers Foods                                              3,750                 97,875
 Interstate Bakeries                                        4,700                 46,201
                                                                                 144,076
FOOD-MISCELLANEOUS/DIVERSIFIED (0.73%)
 Chiquita Brands International /1/                         27,800                543,212
 Corn Products International                                  500                 21,560
 J & J Snack Foods /1/                                        600                 22,038
 Ralcorp Holdings /1/                                       3,500                127,645
 Sensient Technologies                                        500                 10,320
                                                                                 724,775
FOOD-RETAIL (0.33%)
 Great Atlantic & Pacific Tea /1/                           5,300                 36,570
 Pathmark Stores /1/                                        6,800                 48,552
 Winn-Dixie Stores                                         37,700                238,264
                                                                                 323,386
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Nash Finch                                                 2,300                 60,766
FUNERAL SERVICE & RELATED ITEMS (0.52%)
 Alderwoods Group /1/                                       6,800                 60,418

                                                          Shares
                                                           Held                     Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                                                                             $
 Stewart Enterprises /1/                                   65,300                454,488
                                                                                 514,906
GARDEN PRODUCTS (0.46%)
 Toro                                                       7,000                458,500
GAS-DISTRIBUTION (3.87%)
 Atmos Energy                                               4,000                100,680
 Energen                                                    9,500                449,825
 New Jersey Resources                                      20,600                837,390
 Northwest Natural                                          7,000                205,660
 NUI                                                        4,800                 63,696
 South Jersey Industries                                    9,300                422,313
 Southern Union /1/                                        24,025                478,338
 Southwest Gas                                             18,900                447,363
 Southwestern Energy /1/                                   25,800                830,502
                                                                               3,835,767
GOLF (0.23%)
 Callaway Golf                                             20,600                226,600
HEALTH CARE COST CONTAINMENT (0.05%)
 First Health Group /1/                                     3,300                 46,266
HOME FURNISHINGS (0.16%)
 Furniture Brands International                             2,900                 66,642
 Kimball International                                      6,900                 94,944
                                                                                 161,586
HOSPITAL BEDS & EQUIPMENT (0.02%)
 Invacare                                                     500                 20,275
HOTELS & MOTELS (0.17%)
 LaSalle Hotel Properties                                   6,500                167,310
HUMAN RESOURCES (0.18%)
 Spherion /1/                                              20,700                179,055
IDENTIFICATION SYSTEM-DEVELOPMENT (0.23%)
 Checkpoint Systems /1/                                     6,500                111,865
 Paxar /1/                                                  5,800                111,824
                                                                                 223,689
INDUSTRIAL AUTOMATION & ROBOTS (0.14%)
 UNOVA /1/                                                  8,225                139,085
INSTRUMENTS-CONTROLS (0.17%)
 Watts Industries                                           6,600                166,980
INTERNET CONNECTIVE SERVICES (0.03%)
 Redback Networks /1/                                       5,600                 29,904
INTERNET CONTENT-INFORMATION & NEWS (0.10%)
 Harris Interactive /1/                                     3,400                 21,794
 ProQuest /1/                                               2,900                 72,500
                                                                                  94,294
INTERNET FINANCIAL SERVICES (0.18%)
 eSpeed /1/                                                   800                  8,616
 Net.B@nk                                                  15,900                170,766
                                                                                 179,382

                                                         Shares
                                                          Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INCUBATORS (0.03%)
                                                                             $
 Safeguard Scientifics /1/                                 15,700                 29,830
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                      2,800                 11,060
INTERNET SECURITY (0.08%)
 Internet Security Systems /1/                                600                  9,192
 Secure Computing /1/                                       9,500                 65,693
                                                                                  74,885
INVESTMENT COMPANIES (0.31%)
 American Capital Strategies                                3,100                 90,613
 Technology Investment Capital                             17,546                213,184
                                                                                 303,797
LEISURE & RECREATION PRODUCTS (0.11%)
 K2 /1/                                                     7,700                109,725
LIFE & HEALTH INSURANCE (1.37%)
 AmerUs Group                                              10,800                415,800
 Delphi Financial Group                                    15,950                646,772
 Phoenix                                                    4,900                 50,813
 UICI /1/                                                   7,500                179,400
 Universal American Financial /1/                           6,200                 67,270
                                                                               1,360,055
LINEN SUPPLY & RELATED ITEMS (0.50%)
 Angelica                                                  15,900                382,713
 UniFirst                                                   3,900                115,908
                                                                                 498,621
MACHINERY TOOLS & RELATED PRODUCTS (0.10%)
 Regal Beloit                                               4,900                102,900
MACHINERY-CONSTRUCTION & MINING (1.04%)
 JLG Industries                                            28,200                394,800
 Joy Global                                                15,200                451,288
 Terex /1/                                                  4,700                182,877
                                                                               1,028,965
MACHINERY-GENERAL INDUSTRY (1.27%)
 Albany International                                       8,200                245,344
 Applied Industrial Technologies                           24,300                776,871
 Gardner Denver /1/                                           500                 13,390
 Kadant /1/                                                   500                 10,050
 McDermott International /1/                                5,400                 57,618
 Sauer-Danfoss                                              7,800                132,288
 Tecumseh Products                                            600                 24,498
                                                                               1,260,059
MACHINERY-MATERIAL HANDLING (0.49%)
 Cascade                                                   11,300                330,751
 Nacco Industries                                           1,700                155,363
                                                                                 486,114
MACHINERY-PUMPS (0.10%)
 Flowserve /1/                                              4,000                 95,800
MEDICAL IMAGING SYSTEMS (0.08%)
 CTI Molecular Imaging /1/                                  4,000                 41,880
 Palatin Technologies /1/                                  10,000                 35,400
                                                                                  77,280

                                                         Shares
                                                          Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.26%)
                                                                             $
 Computer Programs & Systems                                5,100                103,734
 Per-Se Technologies /1/                                   11,000                154,550
                                                                                 258,284
MEDICAL INSTRUMENTS (0.40%)
 Conmed /1/                                                10,300                228,248
 Kyphon /1/                                                 6,200                167,586
 SurModics /1/                                                200                  4,784
                                                                                 400,618
MEDICAL LABORATORY & TESTING SERVICE (0.28%)
 Inveresk Research Group /1/                                7,700                279,510
MEDICAL PRODUCTS (0.11%)
 PSS World Medical /1/                                     11,300                110,627
MEDICAL STERILIZATION PRODUCT (0.09%)
 Steris /1/                                                 4,500                 92,520
MEDICAL-BIOMEDICAL/GENE (0.89%)
 Alexion Pharmaceuticals /1/                                  600                  9,552
 Bio-Rad Laboratories /1/                                   3,100                162,440
 Celera Genomics Group /1/                                  4,100                 48,134
 Cell Genesys /1/                                           3,000                 21,630
 Cytogen /1/                                               15,700                190,598
 Cytokinetics /1/                                           8,400                 69,552
 Genelabs Technologies /1/                                 61,600                139,216
 Human Genome Sciences /1/                                 10,600                106,265
 Telik /1/                                                  6,991                138,142
                                                                                 885,529
MEDICAL-DRUGS (0.25%)
 Adolor /1/                                                 8,123                 86,510
 Auxilium Pharmaceuticals /1/                              12,700                 95,250
 Rigel Pharmaceuticals /1/                                  4,600                 62,790
                                                                                 244,550
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma                                                   3,300                 54,252
MEDICAL-HMO (0.03%)
 Sierra Health Services /1/                                   600                 26,520
MEDICAL-HOSPITALS (0.05%)
 Province Healthcare /1/                                    3,700                 53,761
MEDICAL-NURSING HOMES (0.79%)
 Beverly Enterprises /1/                                   10,800                 85,104
 Kindred Healthcare /1/                                    15,400                373,450
 Mariner Health Care /1/                                   11,900                327,250
                                                                                 785,804
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.14%)
 Gentiva Health Services /1/                                9,200                139,932
METAL PROCESSORS & FABRICATION (0.76%)
 CIRCOR International                                       4,700                 83,284
 Commercial Metals                                          6,100                211,243
 NN                                                        10,900                121,971
 Quanex                                                     7,400                336,700
                                                                                 753,198

                                                          Shares
                                                           Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PRODUCTS-FASTENERS (0.05%)
                                                                             $
 Penn Engineering & Manufacturing                           2,700                 53,514
MISCELLANEOUS INVESTING (10.53%)
 Alexandria Real Estate Equities                            3,700                222,333
 American Financial Realty Trust                           21,700                287,525
 Anthracite Capital                                        42,300                464,031
 Bedford Property Investors                                12,200                341,478
 Capital Automotive                                        14,500                420,355
 CarrAmerica Realty                                        43,300              1,320,217
 Equity Inns                                               30,400                275,728
 Gables Residential Trust                                   3,800                125,590
 Glenborough Realty Trust                                  19,900                363,772
 Government Properties Trust                               12,400                123,256
 Highwoods Properties                                      13,700                317,840
 IMPAC Mortgage Holdings                                   16,200                371,790
 Innkeepers USA Trust                                      23,700                248,613
 La Quinta /1/                                              5,200                 39,832
 Lexington Corporate Properties Trust                      33,500                655,260
 LTC Properties                                            17,700                303,378
 Meristar Hospitality /1/                                  36,700                212,860
 MFA Mortgage Investments                                  12,426                100,775
 Mid-America Apartment Communities                         22,600                810,210
 National Health Investors                                 20,300                556,829
 Parkway Properties                                         5,000                219,500
 Pennsylvania Real Estate Invest Trust                     14,100                491,667
 Saul Centers                                               9,900                297,000
 Senior Housing Properties Trust                           21,400                357,380
 Sun Communities                                            8,900                334,729
 Tanger Factory Outlet Centers                              4,300                170,495
 Taubman Centers                                            6,300                145,530
 Urstadt Biddle Properties                                  2,300                 31,188
 Ventas                                                    28,800                734,976
 Winston Hotels                                             8,900                 97,900
                                                                              10,442,037
MULTI-LINE INSURANCE (0.48%)
 Allmerica Financial /1/                                   14,800                441,188
 United Fire & Casualty                                       600                 36,930
                                                                                 478,118
MUSIC (0.16%)
 Steinway Musical Instruments /1/                           5,300                157,834
NETWORKING PRODUCTS (0.73%)
 Adaptec /1/                                               20,300                152,047
 Anixter International                                      6,400                214,272
 Black Box                                                  4,900                186,200
 Hypercom /1/                                               4,800                 32,640
 SafeNet /1/                                                4,652                135,187
                                                                                 720,346
NON-HOTEL GAMBLING (0.18%)
 Argosy Gaming /1/                                          3,800                123,994
 Isle of Capri Casinos /1/                                  3,600                 58,212
                                                                                 182,206
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                   500                 15,165
 Imagistics International /1/                               7,400                240,500
                                                                                 255,665

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.23%)
                                                                             $
 John H. Harland                                            7,900                223,649
OIL & GAS DRILLING (0.12%)
 TODCO /1/                                                  7,400                116,772
OIL COMPANY-EXPLORATION & PRODUCTION (2.19%)
 Cimarex Energy /1/                                         7,400                240,722
 Comstock Resources /1/                                     8,800                185,152
 Denbury Resources /1/                                     21,000                458,850
 Houston Exploration /1/                                    5,000                270,000
 Magnum Hunter Resources /1/                               26,600                285,152
 Stone Energy /1/                                           6,500                294,060
 Swift Energy /1/                                           7,000                158,830
 Vintage Petroleum                                         16,200                277,020
                                                                               2,169,786
OIL FIELD MACHINERY & EQUIPMENT (0.26%)
 Lone Star Technologies /1/                                 3,900                129,948
 Universal Compression Holdings /1/                         3,800                124,678
                                                                                 254,626
OIL REFINING & MARKETING (0.52%)
 Tesoro Petroleum /1/                                      17,800                516,200
OIL-FIELD SERVICES (0.55%)
 Cal Dive International /1/                                 1,600                 49,600
 Hanover Compressor /1/                                     4,900                 57,526
 Oceaneering International /1/                              3,800                125,666
 Oil States International /1/                              11,200                184,352
 RPC                                                        8,400                129,612
                                                                                 546,756
OPTICAL SUPPLIES (0.19%)
 Sola International /1/                                    11,400                185,364
PAPER & RELATED PRODUCTS (0.70%)
 Chesapeake                                                 5,000                116,050
 Rock-Tenn                                                  4,100                 58,097
 Schweitzer-Mauduit International                          10,800                305,100
 Wausau-Mosinee Paper                                      13,800                214,452
                                                                                 693,699
PHARMACEUTICALS (0.05%)
 Cubist Pharmaceuticals /1/                                 4,600                 47,748
PHYSICIAN PRACTICE MANAGEMENT (0.45%)
 Pediatrix Medical Group /1/                                5,200                328,848
 US Oncology /1/                                            8,100                120,447
                                                                                 449,295
POULTRY (0.04%)
 Sanderson Farms                                              900                 43,407
PRINTING-COMMERCIAL (0.25%)
 Banta                                                        600                 23,826
 Bowne                                                     13,000                193,570
 Consolidated Graphics /1/                                    600                 26,106
                                                                                 243,502
PRIVATE CORRECTIONS (0.19%)
 Cornell /1/                                                4,900                 65,660

                                                           Shares
                                                            Held                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRIVATE CORRECTIONS (CONTINUED)
                                                                             $
 GEO Group /1/                                              6,900                126,960
                                                                                 192,620
PROPERTY & CASUALTY INSURANCE (2.76%)
 Argonaut Group /1/                                        11,000                206,360
 Baldwin & Lyons                                              525                 13,424
 Direct General                                             4,100                121,934
 LandAmerica Financial Group                                7,400                292,300
 Midland                                                    3,700                105,635
 Navigators Group /1/                                         800                 24,000
 NYMAGIC                                                    2,200                 52,360
 PMA Capital                                               40,400                313,504
 ProAssurance /1/                                             800                 25,352
 RLI                                                        2,800                103,040
 Safety Insurance Group                                     7,500                153,000
 Selective Insurance Group                                  7,500                270,075
 State Auto Financial                                       3,300                102,069
 Stewart Information Services                              12,700                450,215
 Zenith National Insurance                                 11,800                505,866
                                                                               2,739,134
PUBLISHING-NEWSPAPERS (0.10%)
 Journal Register /1/                                       3,800                 73,720
 Pulitzer                                                     600                 27,750
                                                                                 101,470
REAL ESTATE MANAGEMENT & SERVICES (0.26%)
 Jones Lang LaSalle /1/                                     8,800                255,200
REITS-WHOLE LOANS (0.66%)
 Novastar Financial                                         5,200                208,572
 RAIT Investment Trust                                     18,200                441,168
                                                                                 649,740
RENTAL-AUTO & EQUIPMENT (0.53%)
 Aaron Rents                                                6,400                205,568
 Dollar Thrifty Automotive Group /1/                        8,900                214,401
 Rent-Way /1/                                              13,800                103,776
                                                                                 523,745
RESORTS & THEME PARKS (0.05%)
 Six Flags /1/                                             10,400                 49,088
RETAIL-APPAREL & SHOE (1.94%)
 Aeropostale /1/                                           16,700                509,016
 Brown Shoe                                                 5,000                161,150
 Charming Shoppes /1/                                      46,600                342,044
 Childrens Place /1/                                        2,300                 47,150
 Dress Barn /1/                                             6,700                112,225
 Genesco /1/                                                4,900                105,154
 Goody's Family Clothing                                    3,200                 27,904
 Kenneth Cole Productions                                   4,600                147,614
 Men's Wearhouse /1/                                        5,300                140,397
 Payless ShoeSource /1/                                    11,900                153,986
 Stage Stores /1/                                           4,900                173,754
                                                                               1,920,394
RETAIL-AUTO PARTS (0.34%)
 CSK Auto /1/                                               8,400                116,340
 PEP Boys-Manny, Moe & Jack                                10,800                223,560
                                                                                 339,900

                                                         Shares
                                                          Held                Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (0.56%)
                                                                             $
 Asbury Automotive Group /1/                               16,700                227,621
 Lithia Motors                                              8,600                200,896
 Sonic Automotive                                           2,300                 51,405
 United Auto Group                                          2,800                 76,832
                                                                                 556,754
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                         500                 13,310
RETAIL-COMPUTER EQUIPMENT (0.19%)
 GameStop /1/                                               3,300                 50,820
 Insight Enterprises /1/                                    4,700                 75,388
 Systemax /1/                                               9,300                 58,218
                                                                                 184,426
RETAIL-CONVENIENCE STORE (0.07%)
 Casey's General Stores                                     4,500                 72,810
RETAIL-DISCOUNT (0.26%)
 ShopKo Stores /1/                                         16,600                258,130
RETAIL-FABRIC STORE (0.15%)
 Jo-Ann Stores /1/                                          5,435                144,136
RETAIL-HYPERMARKETS (0.10%)
 Smart & Final /1/                                          6,500                 97,565
RETAIL-JEWELRY (0.13%)
 Movado Group                                                 800                 12,008
 Zale /1/                                                   4,400                119,416
                                                                                 131,424
RETAIL-MAIL ORDER (0.07%)
 J. Jill Group /1/                                          3,800                 70,566
RETAIL-PAWN SHOPS (0.50%)
 Cash America International                                22,200                498,390
RETAIL-PETROLEUM PRODUCTS (0.02%)
 World Fuel Services                                          600                 22,800
RETAIL-REGIONAL DEPARTMENT STORE (0.27%)
 Dillards                                                  11,700                266,643
RETAIL-RESTAURANTS (0.99%)
 Jack in the Box /1/                                        9,000                287,100
 Landry's Seafood Restaurant                               17,900                541,117
 Papa John's International /1/                              3,800                115,406
 Ryan's Restaurant Group /1/                                2,900                 42,021
                                                                                 985,644
RETAIL-SPORTING GOODS (0.02%)
 Sports Authority /1/                                         877                 22,364
RETAIL-VIDEO RENTAL (0.17%)
 Hollywood Entertainment /1/                               12,200                157,502
 Movie Gallery                                                700                 12,173
                                                                                 169,675
RUBBER-TIRES (0.81%)
 Cooper Tire & Rubber                                      24,200                567,490
 Goodyear Tire & Rubber /1/                                21,600                236,520
                                                                                 804,010

                                                         Shares
                                                          Held                Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (2.93%)
                                                                             $
 BankAtlantic Bancorp                                      23,000                419,520
 Commercial Capital Bancorp. /1/                            2,326                 51,102
 Commercial Federal                                         4,000                105,320
 Dime Community Bancshares                                  7,250                120,495
 First Financial Holdings                                   2,200                 64,130
 First Niagara Financial Group                              7,071                 86,196
 FirstFed Financial /1/                                     3,300                149,523
 Flagstar Bancorp.                                          8,700                171,129
 Hudson River Bancorp.                                     18,100                312,768
 ITLA Capital /1/                                             600                 24,114
 MAF Bancorp                                                7,649                307,107
 Ocwen Financial /1/                                        9,400                 83,284
 Sterling Financial                                         6,450                156,735
 Sterling Financial /1/                                    16,662                527,186
 TierOne                                                    6,600                138,534
 WSFS Financial                                             3,800                189,050
                                                                               2,906,193
SEISMIC DATA COLLECTION (0.24%)
 Veritas DGC /1/                                            9,700                238,911
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.24%)
 Cirrus Logic /1/                                          18,000                109,440
 Exar /1/                                                   3,200                 43,104
 Standard Microsystems /1/                                  3,300                 56,793
 Vitesse Semiconductor /1/                                 10,200                 28,560
                                                                                 237,897
SEMICONDUCTOR EQUIPMENT (0.36%)
 Axcelis Technologies /1/                                  16,700                155,811
 Cohu                                                       2,000                 37,870
 Credence Systems /1/                                       6,900                 61,824
 Dupont Photomasks /1/                                        600                  9,804
 MKS Instruments /1/                                        2,600                 38,272
 Photronics /1/                                             3,600                 52,092
                                                                                 355,673
STEEL PIPE & TUBE (0.26%)
 Valmont Industries                                        11,800                257,594
STEEL PRODUCERS (1.61%)
 AK Steel Holding /1/                                      29,900                198,237
 Reliance Steel & Aluminum                                 12,300                489,786
 Ryerson Tull                                              11,100                170,274
 Schnitzer Steel Industries                                 3,200                 98,976
 Steel Dynamics /1/                                        19,500                638,625
                                                                               1,595,898
TELECOMMUNICATION EQUIPMENT (0.15%)
 Arris Group /1/                                            6,200                 27,249
 Ditech Communications /1/                                  5,400                111,186
 North Pittsburgh Systems                                     500                  9,575
                                                                                 148,010
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 C-COR.net /1/                                              7,000                 56,840
 Corvis /1/                                                53,700                 60,144
 MRV Communications /1/                                    17,300                 52,159
 Sycamore Networks /1/                                     12,200                 45,628
                                                                                 214,771

                                                         Shares
                                                          Held                Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.94%)
                                                                             $
 Commonwealth Telephone Enterprises /1/                     2,900                129,920
 ITC DeltaCom /1/                                          17,200                 78,432
 MasTec /1/                                                15,200                 94,848
 PTEK Holdings /1/                                         50,200                576,798
 Time Warner Telecom /1/                                   11,900                 51,646
                                                                                 931,644
TELEPHONE-INTEGRATED (0.58%)
 Cincinnati Bell /1/                                       53,400                215,736
 CT Communications                                         16,800                240,408
 General Communication /1/                                  8,700                 69,687
 Talk America Holdings /1/                                  7,600                 49,248
                                                                                 575,079
TELEVISION (0.04%)
 Sinclair Broadcast Group                                   3,800                 37,658
THEATERS (0.31%)
 AMC Entertainment /1/                                     16,000                305,440
THERAPEUTICS (0.87%)
 Abgenix /1/                                                5,000                 48,875
 AtheroGenics /1/                                           7,126                102,472
 AVANIR Pharmaceuticals /1/                               146,000                265,720
 Cypress Bioscience /1/                                    28,200                281,718
 Discovery Laboratories /1/                                 9,000                 69,210
 United Therapeutics /1/                                    4,000                 99,040
                                                                                 867,035
TOBACCO (0.96%)
 Standard Commercial                                        8,800                137,280
 Universal                                                 16,800                810,264
                                                                                 947,544
TOYS (0.06%)
 Jakks Pacific /1/                                          3,000                 60,210
TRANSPORT-EQUIPMENT & LEASING (0.46%)
 Gatx                                                      11,200                285,376
 Greenbrier /1/                                             3,200                 73,440
 Interpool                                                  5,500                 96,800
                                                                                 455,616
TRANSPORT-MARINE (0.30%)
 Overseas Shipholding Group                                 6,700                300,897
TRANSPORT-RAIL (0.44%)
 Genesee & Wyoming /1/                                     11,100                257,520
 RailAmerica /1/                                           15,900                178,875
                                                                                 436,395
TRANSPORT-SERVICES (0.15%)
 Offshore Logistics /1/                                     5,000                144,750
TRANSPORT-TRUCK (0.67%)
 Covenant Transport /1/                                     4,100                 72,406
 SCS Transportation /1/                                    10,900                280,675
 Swift Transportation /1/                                   3,300                 65,918
 U.S. Xpress Enterprises /1/                                3,600                 66,132
 USF                                                          500                 17,750
 Werner Enterprises                                         8,125                161,931
                                                                                 664,812

                                                        Shares
                                                         Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.12%)
                                                                             $
 Navigant International /1/                                 7,400                117,882
WATER (0.15%)
 American States Water                                      2,900                 66,845
 California Water Service Group                             2,900                 79,141
                                                                                 145,986
WEB PORTALS (0.36%)
 Earthlink /1/                                             25,400                250,698
 United Online /1/                                          6,700                104,520
                                                                                 355,218
WIRE & CABLE PRODUCTS (0.12%)
 Encore Wire /1/                                            6,500                117,325
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                  4,000                 18,720
                            TOTAL COMMON STOCKS                               96,901,638

                                                      Principal
                                                       Amount                   Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (0.35%)
 U.S. Treasury /2/
                                                         $                   $
  2.13%; 10/31/04                                         350,000                350,561
                            TOTAL TREASURY BONDS                                 350,561
                                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (98.06%)                              97,252,199
CASH AND RECEIVABLES, NET OF LIABILITIES (1.94%)                               1,926,071
                      TOTAL NET ASSETS (100.00%)                             $99,178,270
                                                                             -------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           JULY 31, 2004 (UNAUDITED)

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
7 Russell 2000,    Buy        $1,963,383    $1,930,950    $(32,433)
September, 2004
Futures



/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $15,706,340
Unrealized Depreciation                       (4,176,459)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,529,881
Cost for federal income tax purposes         $85,722,318

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.27%)
ADVERTISING SERVICES (0.01%)
                                                                        $
 Equity Marketing /1/                                    100                  1,115
AEROSPACE & DEFENSE (0.54%)
 Esterline Technologies /1/                            3,400                106,726
AEROSPACE & DEFENSE EQUIPMENT (1.82%)
 AAR /1/                                               2,400                 24,960
 Curtiss-Wright                                        2,200                118,250
 Ducommun /1/                                          2,100                 40,950
 Fairchild /1/                                         4,700                 20,445
 HEICO                                                 1,100                 19,327
 Kaman                                                 4,800                 59,712
 SIFCO Industries /1/                                    700                  2,632
 Triumph Group /1/                                     2,300                 75,854
                                                                            362,130
AGRICULTURAL OPERATIONS (0.09%)
 Andersons                                               900                 15,075
 Griffin Land & Nurseries /1/                            102                  2,359
                                                                             17,434
AIRLINES (1.17%)
 Continental Airlines /1/                             13,900                124,961
 Frontier Airlines /1/                                 7,500                 59,025
 MAIR Holdings /1/                                     4,300                 39,904
 Midwest Express Holdings /1/                          2,500                  9,200
                                                                            233,090
ALTERNATIVE WASTE TECHNOLOGIES (0.19%)
 Calgon Carbon                                         5,900                 37,347
APPAREL MANUFACTURERS (1.74%)
 Ashworth /1/                                          2,800                 24,220
 Cutter & Buck                                         2,200                 23,826
 G-III Apparel Group /1/                               1,500                 10,500
 Haggar                                                1,400                 26,950
 Hampshire Group /1/                                     344                  9,773
 Phillips-Van Heusen                                   6,500                123,305
 Russell                                               4,900                 86,681
 Superior Uniform Group                                1,600                 22,416
 Tandy Brands Accessories                              1,300                 17,706
                                                                            345,377
APPLIANCES (0.13%)
 Applica /1/                                           5,000                 25,750
AUDIO & VIDEO PRODUCTS (0.04%)
 Cobra Electronics /1/                                 1,000                  7,550
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.03%)
 Collins Industries                                    1,300                  6,825
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.61%)
 Collins & Aikman /1/                                 13,300                 67,697
 Dura Automotive Systems /1/                           2,800                 25,620
 Tower Automotive /1/                                  9,100                 28,665
                                                                            121,982
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.30%)
 Standard Motor Products                               4,100                 58,630
BEVERAGES-WINE & SPIRITS (0.42%)
 Robert Mondavi /1/                                    2,000                 69,380

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-WINE & SPIRITS (CONTINUED)
                                                                        $
 Todhunter International /1/                           1,100                 14,795
                                                                             84,175
BROADCASTING SERVICES & PROGRAMMING (0.43%)
 Gray Television                                       6,700                 79,864
 Medialink Worldwide /1/                               1,300                  4,875
                                                                             84,739
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.40%)
 International Aluminum                                  900                 26,649
 NCI Building Systems /1/                              1,400                 43,134
 Patrick Industries /1/                                1,000                 10,150
                                                                             79,933
BUILDING PRODUCTS-AIR & HEATING (0.23%)
 Comfort Systems /1/                                   6,100                 36,539
 Mestek /1/                                              600                  9,996
                                                                             46,535
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.08%)
 Texas Industries                                      4,200                179,886
 U.S. Concrete /1/                                     5,600                 35,168
                                                                            215,054
BUILDING PRODUCTS-DOORS & WINDOWS (0.22%)
 Apogee Enterprises                                    4,200                 44,184
BUILDING PRODUCTS-LIGHT FIXTURES (0.03%)
 Catalina Lighting /1/                                   600                  5,970
BUILDING-MAINTENANCE & SERVICE (0.32%)
 Integrated Electrical Services /1/                    7,500                 63,525
BUILDING-MOBILE HOME & MANUFACTURED
HOUSING (0.67%)
 Cavco Industries /1/                                    700                 27,650
 Coachmen Industries                                   3,300                 51,315
 Modtech Holdings /1/                                  2,500                 20,275
 National RV Holdings /1/                              2,100                 34,125
                                                                            133,365
BUILDING-RESIDENTIAL & COMMERCIAL (0.32%)
 Amrep                                                 1,400                 26,600
 Dominion Homes /1/                                    1,700                 36,754
                                                                             63,354
BUSINESS TO BUSINESS-E COMMERCE (0.07%)
 ePlus /1/                                             1,500                 13,605
CABLE TV (0.47%)
 Insight Communications /1/                           10,500                 92,400
CAPACITORS (0.77%)
 American Technical Ceramics /1/                       1,700                 12,920
 Kemet /1/                                            13,900                140,251
                                                                            153,171
CHEMICALS-OTHER (0.03%)
 CPAC                                                  1,000                  5,510
CHEMICALS-PLASTICS (0.63%)
 A. Schulman                                           6,000                124,920
CHEMICALS-SPECIALTY (1.93%)
 American Pacific                                      1,500                 11,850

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                        $
 Minerals Technologies                                 4,000                223,480
 Penford                                               1,800                 31,572
 Stepan                                                1,500                 36,360
 Terra Industries /1/                                 12,400                 79,360
                                                                            382,622
COLLECTIBLES (0.13%)
 Boyds Collection /1/                                  9,700                 26,287
COMMERCIAL BANKS (2.53%)
 1st Source                                            1,700                 40,936
 AmeriServ Financial /1/                               2,900                 15,573
 Banc /1/                                              3,500                 23,205
 Community Bank System                                 4,200                 94,542
 Community West Bancshares                             1,200                 10,980
 First Indiana                                         3,200                 60,608
 FNB Financial Services                                1,200                 20,160
 Republic First Bancorp. /1/                           1,400                 19,782
 UMB Financial                                         4,300                215,516
                                                                            501,302
COMMERCIAL SERVICE-FINANCE (0.65%)
 NCO Group /1/                                         5,178                129,295
COMMERCIAL SERVICES (1.64%)
 Central Parking                                       6,400                101,952
 Insurance Auto Auctions /1/                           2,400                 36,432
 Kendle International /1/                              1,900                 13,737
 Mac-Gray /1/                                          2,200                 14,872
 Mercury Air Group /1/                                   600                  3,180
 Perceptron /1/                                        1,400                  9,660
 Quanta Services /1/                                  11,200                 70,336
 Sourcecorp /1/                                        3,200                 75,232
                                                                            325,401
COMPUTER AIDED DESIGN (0.19%)
 MSC.Software /1/                                      5,100                 37,587
COMPUTER SERVICES (0.47%)
 Analysts International /1/                            4,100                 13,038
 CompuCom Systems /1/                                  8,300                 37,848
 Pomeroy Computer Resources /1/                        2,100                 24,108
 Tripos /1/                                            1,800                  7,198
 Xanser /1/                                            4,800                 11,424
                                                                             93,616
COMPUTERS-INTEGRATED SYSTEMS (0.46%)
 Agilysys                                              5,600                 83,440
 Manchester Technologies /1/                           1,700                  7,837
                                                                             91,277
COMPUTERS-MEMORY DEVICES (0.39%)
 Ciprico /1/                                           1,000                  3,620
 Datalink /1/                                          1,600                  4,272
 Iomega                                                8,900                 39,071
 Quantum /1/                                          12,700                 30,988
                                                                             77,951
COMPUTERS-PERIPHERAL EQUIPMENT (0.38%)
 Franklin Electronic Publishers /1/                    1,100                  3,850
 InFocus /1/                                           6,000                 53,160

                                                       Shares
                                                        Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (CONTINUED)
                                                                        $
 Printronix /1/                                        1,200                 17,460
                                                                             74,470
COMPUTERS-VOICE RECOGNITION (0.02%)
 Cognitronics /1/                                      1,100                  3,806
CONSULTING SERVICES (0.42%)
 Clark /1/                                             3,900                 59,124
 Franklin Covey /1/                                    3,100                  7,316
 Management Network Group /1/                          6,900                 16,491
                                                                             82,931
CONSUMER PRODUCTS-MISCELLANEOUS (0.40%)
 CSS Industries                                        2,500                 79,400
CONTAINERS-PAPER & PLASTIC (0.16%)
 AEP Industries /1/                                    1,700                 17,986
 Longview Fibre                                        1,100                 14,201
                                                                             32,187
CRYSTAL & GIFTWARE (0.13%)
 Enesco Group /1/                                      3,000                 25,650
DATA PROCESSING & MANAGEMENT (0.21%)
 InterCept /1/                                         2,500                 40,925
DECISION SUPPORT SOFTWARE (0.53%)
 NetIQ /1/                                            11,000                104,830
DIRECT MARKETING (0.15%)
 SITEL /1/                                            10,000                 30,000
DISTRIBUTION-WHOLESALE (0.44%)
 Bell Microproducts /1/                                4,200                 29,484
 Building Material Holding                             2,800                 56,070
 Strategic Distribution                                  100                  1,570
                                                                             87,124
DIVERSIFIED MANUFACTURING OPERATIONS (1.60%)
 A.O. Smith                                            4,200                120,624
 American Biltrite /1/                                   700                  6,790
 Ameron International                                  1,100                 38,500
 Bairnco                                                 900                  7,209
 Bell Industries /1/                                   1,400                  4,102
 Myers Industries                                      1,100                 14,410
 Tredegar                                              7,700                126,896
                                                                            318,531
E-COMMERCE-SERVICES (0.28%)
 Pegasus Solutions /1/                                 4,200                 54,768
E-MARKETING-INFORMATION (0.40%)
 E.piphany /1/                                        13,500                 54,000
 Modem Media /1/                                       5,600                 25,704
                                                                             79,704
E-SERVICES-CONSULTING (0.19%)
 Keynote Systems /1/                                   2,800                 36,876
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.80%)
 Blonder Tongue Laboratories /1/                       1,700                  5,100
 CTS                                                   6,100                 69,967
 Sparton /1/                                           1,600                 13,920

                                                       Shares
                                                        Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                        $
 Stoneridge /1/                                        4,700                 68,996
                                                                            157,983
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.25%)
 Alliance Semiconductor /1/                            7,400                 35,002
 Lattice Semiconductor /1/                            15,000                 73,500
 Three-Five Systems /1/                                4,300                 15,136
 Zoran /1/                                             7,000                123,830
                                                                            247,468
ELECTRONIC CONNECTORS (0.07%)
 Innovex /1/                                           4,000                 14,600
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Aehr Test Systems /1/                                 1,600                  5,760
ELECTRONIC PARTS DISTRIBUTION (0.11%)
 NU Horizons Electronics /1/                           2,800                 21,560
ELECTRONIC SECURITY DEVICES (0.02%)
 Vicon Industries /1/                                    900                  4,455
ELECTRONICS-MILITARY (0.02%)
 Merrimac Industries /1/                                 600                  4,380
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.71%)
 Keith /1/                                             1,600                 22,864
 URS /1/                                               4,900                118,335
                                                                            141,199
FINANCE-AUTO LOANS (0.71%)
 Consumer Portfolio Services /1/                       4,200                 18,060
 Credit Acceptance /1/                                 8,300                111,220
 First Investors Financial Services /1/                  800                  3,648
 Onyx Acceptance                                         500                  8,495
                                                                            141,423
FINANCE-CREDIT CARD (0.63%)
 CompuCredit /1/                                       8,000                125,840
FINANCE-INVESTMENT BANKER & BROKER (0.55%)
 LaBranche /1/                                        11,500                 94,185
 Maxcor Financial Group                                1,500                 14,551
                                                                            108,736
FINANCE-LEASING COMPANY (0.03%)
 MicroFinancial /1/                                    1,600                  6,064
FINANCE-MORTGAGE LOAN/BANKER (0.12%)
 Delta Financial                                       3,600                 24,048
FISHERIES (0.15%)
 Zapata /1/                                              500                 29,050
FOOD-MISCELLANEOUS/DIVERSIFIED (0.25%)
 Golden Enterprises                                    1,700                  4,879
 M&F Worldwide /1/                                     3,400                 44,404
                                                                             49,283
FOOD-RETAIL (1.19%)
 Fresh Brands                                            800                  6,144
 Great Atlantic & Pacific Tea /1/                      6,900                 47,610
 Pathmark Stores /1/                                   6,300                 44,982

                                                      Shares
                                                       Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                        $
 Weis Markets                                          4,300                137,127
                                                                            235,863
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Spartan Stores /1/                                    3,000                 12,210
FOOTWEAR & RELATED APPAREL (0.42%)
 LaCrosse Footwear /1/                                 1,200                  8,880
 Stride Rite                                           7,200                 74,880
                                                                             83,760
FUNERAL SERVICE & RELATED ITEMS (0.87%)
 Alderwoods Group /1/                                  8,400                 74,634
 Carriage Services /1/                                 2,700                 12,609
 Stewart Enterprises /1/                              12,200                 84,912
                                                                            172,155
GAS-DISTRIBUTION (0.64%)
 South Jersey Industries                               2,800                127,148
HEALTH CARE COST CONTAINMENT (0.38%)
 IntegraMed America /1/                                  700                  4,823
 Orthodontic Centers of America /1/                   10,500                 70,980
                                                                             75,803
HOME FURNISHINGS (0.70%)
 Bassett Furniture Industries                          2,300                 43,930
 Chromcraft Revington /1/                              1,100                 14,410
 Flexsteel Industries                                  1,100                 24,310
 Kimball International                                 4,100                 56,416
                                                                            139,066
HOTELS & MOTELS (1.52%)
 Arlington Hospitality /1/                               700                  2,310
 Boca Resorts /1/                                      6,400                124,800
 Interstate Hotels & Resorts /1/                       5,000                 26,000
 Marcus                                                4,000                 70,360
 Prime Hospitality /1/                                 6,700                 61,506
 ShoLodge /1/                                            900                  4,599
 Westcoast Hospitality /1/                             2,300                 11,362
                                                                            300,937
HOUSEWARES (0.28%)
 National Presto Industries                            1,400                 56,308
HUMAN RESOURCES (1.98%)
 Cross Country Healthcare /1/                          6,700                 99,964
 Edgewater Technology /1/                              2,200                 12,320
 Kelly Services                                        5,400                146,502
 MPS Group /1/                                        10,300                 92,494
 On Assignment /1/                                     4,800                 24,048
 RCM Technologies /1/                                  2,400                 14,136
 Westaff /1/                                             800                  2,568
                                                                            392,032
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.04%)
 Rockford /1/                                          1,900                  8,265
INDUSTRIAL AUTOMATION & ROBOTS (0.15%)
 Gerber Scientific /1/                                 4,700                 30,456

                                                      Shares
                                                       Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.09%)
                                                                        $
 Spectrum Control /1/                                  2,300                 18,124
INSTRUMENTS-SCIENTIFIC (0.02%)
 OI /1/                                                  600                  4,914
INTERNET FINANCIAL SERVICES (0.39%)
 InsWeb /1/                                            1,000                  3,600
 Net.B@nk                                              6,800                 73,032
                                                                             76,632
INTERNET SECURITY (0.18%)
 WatchGuard Technologies /1/                           6,700                 35,309
INTERNET TELEPHONY (0.16%)
 Net2Phone /1/                                         9,800                 31,556
LASERS-SYSTEMS & COMPONENTS (0.84%)
 Coherent /1/                                          6,300                165,784
LEISURE & RECREATION PRODUCTS (0.39%)
 K2 /1/                                                5,500                 78,375
LIFE & HEALTH INSURANCE (2.76%)
 Ceres Group /1/                                       5,200                 29,016
 Delphi Financial Group                                5,000                202,750
 FBL Financial Group                                   3,800                101,004
 Great American Financial Resources                    3,400                 51,544
 Phoenix                                               4,500                 46,665
 Presidential Life                                     5,300                 93,015
 Standard Management /1/                               1,700                  5,610
 UICI /1/                                                800                 19,136
                                                                            548,740
LINEN SUPPLY & RELATED ITEMS (0.15%)
 UniFirst                                              1,000                 29,720
MACHINERY TOOLS & RELATED PRODUCTS (0.09%)
 Hardinge                                              1,400                 17,360
MACHINERY-FARM (0.27%)
 Alamo Group                                           2,000                 32,480
 Gehl /1/                                              1,100                 21,802
                                                                             54,282
MACHINERY-GENERAL INDUSTRY (1.02%)
 Applied Industrial Technologies                       3,900                124,683
 Robbins & Myers                                       2,400                 45,384
 Stewart & Stevenson Services                          2,100                 33,075
                                                                            203,142
MACHINERY-MATERIAL HANDLING (0.12%)
 Columbus McKinnon /1/                                 3,100                 22,878
MACHINERY-THERMAL PROCESS (0.01%)
 SELAS Corporation of America /1/                      1,100                  2,145
MEDICAL INFORMATION SYSTEM (0.05%)
 NWH                                                     600                 10,470
MEDICAL INSTRUMENTS (0.01%)
 Bioanalytical Systems /1/                               700                  2,842
MEDICAL PRODUCTS (0.28%)
 Caliper Life Sciences /1/                             4,800                 28,368

                                                       Shares
                                                        Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                        $
 Kewaunee Scientific                                     300                  2,808
 NMT Medical /1/                                       2,500                 10,000
 Span-America Medical Systems                            500                  5,925
 SRI/Surgical Express /1/                              1,300                  8,489
                                                                             55,590
MEDICAL-BIOMEDICAL/GENE (0.49%)
 Arena Pharmaceuticals /1/                             5,400                 22,950
 CuraGen /1/                                          10,500                 55,860
 Vical /1/                                             4,200                 19,194
                                                                             98,004
MEDICAL-DRUGS (0.20%)
 Accelrys /1/                                          5,100                 38,760
MEDICAL-GENERIC DRUGS (0.69%)
 Alpharma                                              8,300                136,452
MEDICAL-HOSPITALS (0.24%)
 Medcath /1/                                           3,000                 47,670
MEDICAL-NURSING HOMES (0.12%)
 Kindred Healthcare /1/                                1,000                 24,250
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.32%)
 Air Methods /1/                                       1,900                 16,207
 American Shared Hospital Services                       800                  3,832
 National Home Health Care /1/                           500                  5,000
 NovaMed /1/                                           3,200                 12,832
 Prime Medical Services /1/                            3,600                 26,460
                                                                             64,331
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.06%)
 D&K Healthcare Resources                              1,130                 11,300
METAL PROCESSORS & FABRICATION (2.34%)
 Ampco-Pittsburgh                                      2,000                 26,200
 CIRCOR International                                  2,200                 38,984
 Commercial Metals                                     5,000                173,150
 Hawk /1/                                              1,800                 14,238
 Intermet                                              5,400                 20,034
 Ladish /1/                                            2,000                 17,920
 Mueller Industries                                    1,000                 38,120
 Quanex                                                2,300                104,650
 Wolverine Tube /1/                                    2,500                 31,750
                                                                            465,046
METAL PRODUCTS-FASTENERS (0.06%)
 Eastern                                                 800                 12,632
MOTION PICTURES & SERVICES (0.08%)
 Zomax /1/                                             5,200                 15,444
MRI-MEDICAL DIAGNOSTIC IMAGING (0.07%)
 Radiologix /1/                                        3,400                 14,212
MULTI-LINE INSURANCE (0.73%)
 Atlantic American /1/                                 3,300                  9,606
 Horace Mann Educators                                 8,100                135,756
                                                                            145,362

                                                      Shares
                                                       Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.35%)
                                                                        $
 Entravision Communications /1/                        9,700                 68,579
MUSIC (0.24%)
 Steinway Musical Instruments /1/                      1,600                 47,648
NETWORKING PRODUCTS (0.75%)
 Adaptec /1/                                          15,000                112,350
 Avici Systems /1/                                     2,700                 26,082
 Stratos International /1/                             2,700                 11,205
                                                                            149,637
NON-FERROUS METALS (0.31%)
 RTI International Metals /1/                          3,500                 52,465
 USEC                                                  1,100                  9,339
                                                                             61,804
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Waste Industries USA                                  1,200                 13,248
OFFICE FURNISHINGS-ORIGINAL (0.03%)
 Falcon Products /1/                                   1,900                  4,940
OFFICE SUPPLIES & FORMS (0.32%)
 Nashua /1/                                              900                  8,730
 Standard Register                                     5,000                 54,800
                                                                             63,530
OIL & GAS DRILLING (1.49%)
 Helmerich & Payne                                    10,500                265,860
 Parker Drilling /1/                                   7,700                 29,722
                                                                            295,582
OIL COMPANY-EXPLORATION & PRODUCTION (1.25%)
 Callon Petroleum /1/                                  2,900                 39,092
 Magnum Hunter Resources /1/                           6,600                 70,752
 Plains Exploration & Production /1/                   6,400                133,440
 Swift Energy /1/                                        200                  4,538
                                                                            247,822
OIL FIELD MACHINERY & EQUIPMENT (0.83%)
 Bolt Technology /1/                                   1,100                  4,345
 Lufkin Industries                                       117                  3,843
 NATCO Group /1/                                       1,100                  9,130
 Universal Compression Holdings /1/                    4,500                147,645
                                                                            164,963
OIL REFINING & MARKETING (0.33%)
 Adams Resources & Energy                                900                 13,743
 Giant Industries /1/                                  2,100                 50,820
                                                                             64,563
OIL-FIELD SERVICES (1.16%)
 Hanover Compressor /1/                               11,800                138,532
 Oil States International /1/                          5,600                 92,176
                                                                            230,708
OPTICAL RECOGNITION EQUIPMENT (0.19%)
 Digimarc /1/                                          4,200                 37,926
OPTICAL SUPPLIES (0.55%)
 Sola International /1/                                6,700                108,942
PAPER & RELATED PRODUCTS (1.49%)
 Buckeye Technologies /1/                              1,200                 12,888

                                                      Shares
                                                       Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                        $
 Caraustar Industries /1/                              6,000                 83,700
 Glatfelter                                            9,200                122,636
 Rock-Tenn                                             5,400                 76,518
                                                                            295,742
PIPELINES (0.19%)
 TransMontaigne /1/                                    5,900                 37,229
POLLUTION CONTROL (0.04%)
 Catalytica Energy Systems /1/                         3,300                  8,613
POWER CONVERTER & SUPPLY EQUIPMENT (0.08%)
 Distributed Energy Systems /1/                        7,400                 16,206
PRINTING-COMMERCIAL (0.05%)
 Champion Industries                                   1,500                  5,910
 Outlook Group                                           700                  4,284
                                                                             10,194
PRIVATE CORRECTIONS (0.14%)
 Cornell /1/                                           2,000                 26,800
PROPERTY & CASUALTY INSURANCE (7.58%)
 American Physicians Capital /1/                       1,500                 40,050
 Argonaut Group /1/                                    5,800                108,808
 BancInsurance /1/                                       600                  4,806
 CNA Surety /1/                                        4,900                 50,029
 FPIC Insurance Group /1/                              2,100                 49,770
 Harleysville Group                                    5,500                103,950
 Investors Title                                         100                  3,032
 LandAmerica Financial Group                           4,000                158,000
 Meadowbrook Insurance Group /1/                       6,100                 29,280
 Navigators Group /1/                                  2,600                 78,000
 NYMAGIC                                               2,000                 47,600
 Ohio Casualty /1/                                     9,800                183,260
 Penn-America Group                                    3,100                 40,300
 PMA Capital /1/                                       6,600                 51,216
 RLI                                                   4,700                172,960
 RTW /1/                                               1,100                  7,425
 SCPIE Holdings                                        2,000                 19,360
 Selective Insurance Group                             5,800                208,858
 Stewart Information Services                          3,300                116,985
 Unico American /1/                                    1,100                  6,545
 Vesta Insurance Group                                 4,800                 24,816
                                                                          1,505,050
PUBLISHING-NEWSPAPERS (0.30%)
 Pulitzer                                              1,300                 60,125
RACETRACKS (0.07%)
 Dover Motorsports                                     3,300                 14,355
RADIO (0.25%)
 Regent Communications /1/                             8,500                 49,130
REAL ESTATE MANAGEMENT & SERVICES (1.61%)
 Kennedy-Wilson /1/                                    1,500                 10,845
 LNR Property                                          4,200                226,842
 Trammell Crow /1/                                     6,100                 81,801
                                                                            319,488

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.48%)
                                                                        $
 Avatar Holdings /1/                                   1,700                 70,601
 BF Enterprises /1/                                       10                     74
 California Coastal Communities /1/                    1,200                 24,732
                                                                             95,407
RECYCLING (0.14%)
 IMCO Recycling /1/                                    2,300                 28,520
RENTAL-AUTO & EQUIPMENT (0.42%)
 Dollar Thrifty Automotive Group /1/                   1,400                 33,726
 Electro Rent                                          5,200                 50,544
                                                                             84,270
RESEARCH & DEVELOPMENT (0.09%)
 Discovery Partners International /1/                  3,700                 17,871
RESORTS & THEME PARKS (1.02%)
 Bluegreen /1/                                         5,400                 63,234
 Gaylord Entertainment /1/                             1,000                 29,160
 Six Flags /1/                                        11,500                 54,280
 Vail Resorts /1/                                      2,900                 56,579
                                                                            203,253
RESPIRATORY PRODUCTS (0.04%)
 Allied Healthcare Products /1/                        1,600                  7,680
RETAIL-APPAREL & SHOE (0.97%)
 Burlington Coat Factory Warehouse                     7,000                126,980
 Shoe Carnival /1/                                     2,700                 36,126
 Syms /1/                                              2,300                 23,874
 United Retail Group /1/                               2,600                  5,174
                                                                            192,154
RETAIL-AUTO PARTS (0.03%)
 Coast Distribution System                               700                  5,243
RETAIL-AUTOMOBILE (1.26%)
 Group 1 Automotive /1/                                2,300                 68,402
 Lithia Motors                                         3,100                 72,416
 Sonic Automotive                                      4,900                109,515
                                                                            250,333
RETAIL-BOOKSTORE (0.10%)
 Books-A-Million /1/                                   2,800                 20,297
RETAIL-COMPUTER EQUIPMENT (0.29%)
 GTSI /1/                                              1,800                 18,450
 PC Connection /1/                                     4,600                 35,195
 Systemax /1/                                            600                  3,756
                                                                             57,401
RETAIL-CONVENIENCE STORE (0.86%)
 Casey's General Stores                               10,500                169,890
RETAIL-DISCOUNT (0.56%)
 Duckwall-ALCO Stores /1/                                900                 14,930
 ShopKo Stores /1/                                     6,200                 96,410
                                                                            111,340
RETAIL-DRUG STORE (0.84%)
 Longs Drug Stores                                     7,900                165,900

                                                        Shares
                                                         Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (0.20%)
                                                                        $
 Bombay /1/                                            6,600                 39,006
RETAIL-JEWELRY (0.53%)
 Finlay Enterprises /1/                                1,900                 39,900
 Lazare Kaplan International /1/                       1,200                 10,380
 Movado Group                                          3,600                 54,036
                                                                            104,316
RETAIL-MAIL ORDER (0.23%)
 Blair                                                 1,700                 46,580
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Hastings Entertainment /1/                            2,400                 17,520
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                         1,700                 16,881
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Bon-Ton Stores                                        2,500                 34,525
 Gottschalks /1/                                       2,700                 14,607
 Retail Ventures /1/                                   1,100                  8,844
                                                                             57,976
RETAIL-RESTAURANTS (1.27%)
 Bob Evans Farms                                       1,000                 26,620
 Buca /1/                                              4,200                 21,798
 Champps Entertainment /1/                             2,000                 16,000
 J Alexander's /1/                                     1,100                  8,140
 Landry's Seafood Restaurant                           4,900                148,127
 Luby's /1/                                            1,100                  7,205
 Smith & Wollensky Restaurant Group /1/                1,900                 12,350
 Worldwide Restaurant Concepts /1/                     3,900                 12,285
                                                                            252,525
RETAIL-SPORTING GOODS (0.08%)
 Sport Chalet /1/                                      1,400                 16,800
RETIREMENT & AGED CARE (0.30%)
 Capital Senior Living /1/                             4,400                 19,800
 Sunrise Assisted Living /1/                           1,100                 38,830
                                                                             58,630
RUBBER & PLASTIC PRODUCTS (0.05%)
 Summa Industries /1/                                    900                  9,387
SAVINGS & LOANS-THRIFTS (2.60%)
 Ameriana Bancorp.                                       700                 10,087
 Camco Financial                                       1,500                 21,840
 CFS Bancorp.                                          2,600                 34,450
 Commercial Federal                                    8,600                226,438
 Cooperative Bankshares                                  600                 13,122
 First Defiance Financial                                900                 21,375
 First Federal Bancshares of Arkansas                    500                  9,850
 HF Financial                                            800                 13,072
 HMN Financial                                           200                  5,410
 MASSBANK                                                900                 30,825
 Matrix Bancorp. /1/                                     800                  8,992
 Northeast Bancorp.                                      300                  5,688
 Northeast Pennsylvania Financial                        100                  1,695
 Parkvale Financial                                    1,000                 26,100
 Riverview Bancorp.                                      500                 10,500
 Timberland Bancorp.                                     700                 15,715

                                                        Shares
                                                         Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                        $
 United Community Financial                            5,200                 60,476
                                                                            515,635
SCHOOLS (0.05%)
 New Horizons Worldwide /1/                            1,600                  9,600
SEISMIC DATA COLLECTION (0.84%)
 Veritas DGC /1/                                       6,800                167,484
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.06%)
 Anadigics /1/                                         6,800                 32,232
 Celeritek                                             2,600                  9,334
 Exar /1/                                              8,600                115,842
 Pericom Semiconductor /1/                             5,300                 52,947
                                                                            210,355
SEMICONDUCTOR EQUIPMENT (0.44%)
 Dupont Photomasks /1/                                 3,800                 62,092
 Nanometrics /1/                                       2,600                 25,740
                                                                             87,832
SHIP BUILDING (0.09%)
 Todd Shipyards                                        1,100                 18,106
STEEL PIPE & TUBE (0.69%)
 Shaw Group /1/                                       13,300                131,936
 Webco Industries /1/                                  1,100                  4,895
                                                                            136,831
STEEL PRODUCERS (1.15%)
 Carpenter Technology                                  3,500                150,500
 Olympic Steel /1/                                     1,900                 44,631
 Roanoke Electric Steel                                2,300                 33,509
                                                                            228,640
STEEL-SPECIALTY (0.74%)
 Gibraltar Steel                                       4,100                132,225
 Universal Stainless & Alloy /1/                       1,100                 14,419
                                                                            146,644
STORAGE & WAREHOUSING (0.41%)
 Mobile Mini /1/                                       3,000                 82,050
SUGAR (0.16%)
 Imperial Sugar /1/                                    2,100                 30,744
TELECOMMUNICATION EQUIPMENT (0.20%)
 Applied Innovation /1/                                3,200                  9,440
 Aware /1/                                             3,300                 11,979
 Communications Systems                                1,700                 13,005
 XETA Technologies /1/                                 1,500                  6,000
                                                                             40,424
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.30%)
 APA Optics /1/                                        2,500                  4,100
 Sycamore Networks /1/                                15,000                 56,100
                                                                             60,200
TELECOMMUNICATION SERVICES (0.07%)
 LCC International /1/                                 3,900                 14,391
TELECOMMUNICATIONS (0.04%)
 Newport /1/                                             600                  8,604

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (0.81%)
                                                                        $
 CT Communications                                     4,000                 57,240
 D&E Communications                                    3,300                 36,597
 Hector Communications /1/                               800                 16,168
 IDT /1/                                               3,300                 51,150
                                                                            161,155
TELEVISION (0.98%)
 Acme Communications /1/                               3,500                 22,750
 Liberty                                               3,900                171,210
                                                                            193,960
TEXTILE-APPAREL (0.21%)
 Perry Ellis International /1/                         1,800                 42,408
TEXTILE-HOME FURNISHINGS (0.15%)
 Decorator Industries                                    600                  5,388
 Quaker Fabric                                         3,500                 25,130
                                                                             30,518
TEXTILE-PRODUCTS (0.11%)
 Dixie Group /1/                                       1,500                 17,775
 Fab Industries                                        1,100                  4,499
                                                                             22,274
THERAPEUTICS (0.09%)
 Theragenics /1/                                       4,400                 18,304
TOBACCO (0.23%)
 DIMON                                                 8,300                 44,820
TOYS (0.01%)
 Jakks Pacific /1/                                       100                  2,007
TRANSPORT-AIR FREIGHT (0.02%)
 AirNet Systems /1/                                    1,100                  4,642
TRANSPORT-EQUIPMENT & LEASING (1.15%)
 Gatx                                                  8,400                214,032
 Willis Lease Finance /1/                              1,800                 13,808
                                                                            227,840
TRANSPORT-MARINE (0.66%)
 GulfMark Offshore /1/                                 4,200                 61,740
 International Shipholding /1/                           900                 13,437
 Maritrans                                             1,600                 24,880
 Seabulk International /1/                             3,400                 30,770
                                                                            130,827
TRANSPORT-RAIL (0.49%)
 Genesee & Wyoming /1/                                 3,300                 76,560
 Providence & Worcester Railroad                         900                  9,999
 RailAmerica /1/                                       1,000                 11,250
                                                                             97,809
TRANSPORT-SERVICES (0.95%)
 HUB Group /1/                                         1,600                 52,224
 Offshore Logistics /1/                                4,700                136,065
                                                                            188,289
TRANSPORT-TRUCK (0.61%)
 Allied Holdings /1/                                   1,900                  6,574
 Frozen Food Express Industries /1/                    3,600                 24,336
 SCS Transportation /1/                                3,093                 79,645

                                                      Shares
                                                       Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                        $
 USA Truck /1/                                           796                  9,592
                                                                            120,147
TRAVEL SERVICES (0.38%)
 Ambassadors International                             2,100                 25,788
 Navigant International /1/                            3,100                 49,383
                                                                             75,171
VITAMINS & NUTRITION PRODUCTS (0.03%)
 Natrol /1/                                            2,200                  5,698
WATER (0.24%)
 PICO Holdings /1/                                     2,600                 46,670
WATER TREATMENT SYSTEMS (0.64%)
 Ionics /1/                                            4,700                127,088
WIRELESS EQUIPMENT (0.40%)
 Audiovox /1/                                          1,600                 27,712
 REMEC /1/                                            11,100                 51,948

                                                                             79,660
                             TOTAL COMMON STOCKS                         19,706,945
                                                                        -----------

            TOTAL PORTFOLIO INVESTMENTS (99.27%)                         19,706,945
CASH AND RECEIVABLES, NET OF LIABILITIES (0.73%)                            145,107
                      TOTAL NET ASSETS (100.00%)                        $19,852,052
                                                                       -------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   863,121
Unrealized Depreciation                       (1,003,103)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (139,982)
Cost for federal income tax purposes         $19,846,927

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)

                                                                Shares
                                                                 Held                     Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (79.79%)
AUTO-CARS & LIGHT TRUCKS (0.51%)
 General Motors  7.375%                                           40,000            $  1,002,400
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.10%)
 Delphi Trust I                                                   51,700               1,331,275
 Magna International                                              32,100                 811,809
                                                                                       2,143,084
CELLULAR TELECOMMUNICATIONS (0.67%)
 U.S. Cellular 8.75%                                              14,725                 407,146
 U.S. Cellular 7.50%                                              35,000                 893,900
                                                                                       1,301,046
COMMERCIAL BANKS (6.01%)
 ASBC Capital I                                                    9,400                 250,040
 Banco Santander Central Hispano /1/                              80,000               1,927,040
 Banco Totta & Acores Finance                                     44,930               1,148,523
 BancWest Capital I                                                3,400                  92,990
 Banesto Holdings /1/                                             11,000                 335,844
 BSCH Finance                                                     25,300                 670,450
 Chittenden Capital Trust I                                       24,900                 658,356
 Compass Capital III                                              34,200                 892,962
 Espirito Santo Overseas                                          15,300                 389,673
 Lincoln National Capital V                                       26,400                 697,752
 Lincoln National Capital VI                                     118,137               2,959,332
 National Commerce Capital Trust II                               32,100                 849,045
 VNB Capital Trust I                                              18,300                 484,584
 Zions Capital Trust                                              13,000                 349,440
                                                                                      11,706,031
DIVERSIFIED FINANCIAL SERVICES (3.64%)
 CABCO Trust BellSouth                                            13,700                 339,075
 Citigroup Capital IX                                             60,000               1,455,000
 Citigroup Capital VII                                            27,700                 725,186
 Citigroup Capital VIII                                           84,600               2,180,142
 General Electric Capital  5.875%                                 50,400               1,236,816
 General Electric Capital  6.10%                                   7,000                 177,450
 Household Capital Trust VI                                       18,000                 479,340
 Household Capital Trust VII                                      18,900                 499,716
                                                                                       7,092,725
DIVERSIFIED OPERATIONS (0.49%)
 Grand Metropolitan                                               37,800                 960,876
ELECTRIC-INTEGRATED (5.06%)
 Ameren                                                           25,000                 683,000
 Consolidated Edison 7.5%                                          4,000                 107,000
 Consolidated Edison 7.25%                                         3,000                  80,040
 Dominion Resources                                               23,000               1,231,650
 Dominion Resources Capital Trust II                              10,500                 278,460
 DTE Energy                                                       10,000                 254,900
 DTE Energy Trust I                                               18,800                 493,124
 Energy East Capital Trust I                                      12,000                 313,440
 Entergy Louisiana                                                52,500               1,382,325
 Entergy Mississippi                                              42,200               1,088,760
 FPL Group                                                        12,000                 672,600
 Georgia Power                                                    20,000                 481,400
 Mississippi Power                                                40,000                 975,600
 Northern States Power                                            13,200                 352,968
 Public Service Enterprise Group                                  15,700                 872,920
 Tennessee Valley Authority                                       21,700                 531,433

                                                                 Shares
                                                                  Held                   Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Virginia Power Capital Trust II                                   2,400               $     62,760
                                                                                          9,862,380
FIDUCIARY BANKS (0.07%)
 BNY Capital V                                                     5,800                    138,446
FINANCE-AUTO LOANS (0.15%)
 General Motors Acceptance                                        11,600                    292,668
FINANCE-CONSUMER LOANS (2.22%)
 Household Finance 6%                                             14,350                    340,095
 Household Finance 6.875%                                        116,210                  3,002,866
 SLM                                                              41,000                    984,820
                                                                                          4,327,781
FINANCE-INVESTMENT BANKER & BROKER (6.33%)
 Bear Stearns Capital Trust III                                   38,000                  1,001,300
 Lehman Brothers Holdings                                         58,500                  1,530,360
 Lehman Brothers Holdings Capital Trust III                       61,000                  1,515,850
 Lehman Brothers Holdings Capital Trust IV                        10,000                    245,700
 Lehman Brothers Holdings Capital Trust V                          5,000                    116,150
 Merrill Lynch Preferred Capital Trust III                        25,000                    648,250
 Merrill Lynch Preferred Capital Trust IV                         32,500                    850,200
 Merrill Lynch Preferred Capital Trust V                          90,194                  2,378,416
 Morgan Stanley Capital Trust II                                  43,600                  1,124,880
 Morgan Stanley Capital Trust III                                 50,100                  1,232,460
 Morgan Stanley Capital Trust IV                                  20,600                    505,730
 Morgan Stanley Capital Trust V                                   14,100                    327,120
 St. Paul Capital Trust I                                         33,200                    864,196
                                                                                         12,340,612
FINANCE-MORTGAGE LOAN/BANKER (1.60%)
 Countrywide Financial                                           125,000                  3,118,750
FINANCE-OTHER SERVICES (1.98%)
 BBVA Preferred Capital                                          112,100                  2,948,230
 National Rural Utilities Cooperative
  Finance 7.625%                                                  10,000                    260,700
 National Rural Utilities Cooperative
  Finance 7.4%                                                    12,500                    324,000
 Philadelphia Authority for Industrial Development                13,100                    327,500
                                                                                          3,860,430
FINANCIAL GUARANTEE INSURANCE (2.45%)
 Ambac Financial Group 7.0%                                        3,500                     92,050
 Ambac Financial Group  5.875%                                    55,000                  1,281,500
 Ambac Financial Group  5.95%                                     41,000                    960,220
 Financial Security Assurance Holdings  6.25%                     60,525                  1,488,915
 Financial Security Assurance Holdings  6.875%                     4,000                    102,400
 MBIA                                                              3,100                     85,095
 PMI Group                                                        29,000                    764,150
                                                                                          4,774,330
GAS-DISTRIBUTION (0.93%)
 AGL Capital Trust II                                             21,400                    556,186
 KeySpan                                                          24,500                  1,258,810
                                                                                          1,814,996

                                                                 Shares
                                                                  Held                     Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.74%)
 American General Capital I                                          22,300            $    565,082
 American General Capital III                                        10,700                 288,900
 Delphi Financial Group                                               6,600                 169,950
 Hartford Life Capital II                                            30,400                 796,176
 PLC Capital Trust III                                               25,900                 674,954
 PLC Capital Trust IV                                                21,800                 567,890
 Torchmark Capital Trust I                                           12,200                 319,274
                                                                                          3,382,226
MEDICAL PRODUCTS (0.42%)
 Baxter International                                                15,700                 807,765
MEDICAL-DRUGS (0.08%)
 Rhone-Poulenc                                                        6,300                 160,965
MEDICAL-HMO (0.36%)
 Aetna                                                               26,400                 709,896
MISCELLANEOUS INVESTING (8.33%)
 AMB Property                                                        49,000               1,191,680
 Archstone-Smith Trust                                               12,300                 309,960
 AvalonBay Communities                                               16,100                 446,131
 BRE Properties  6.75%                                               15,000                 357,000
 BRE Properties  8.08%                                                6,800                 178,288
 CarrAmerica Realty                                                  90,000               2,305,800
 Duke Realty  7.99%                                                  10,000                 542,813
 Duke Realty  8.45%                                                   2,200                  58,256
 Equity Office Properties Trust                                      30,000                 781,200
 Equity Residential  Series B                                         8,800                 234,080
 Equity Residential  Series D                                        12,700                 350,520
 Gables Residential Trust                                             6,800                 178,840
 HRPT Properties Trust  Series A                                     15,200                 404,624
 HRPT Properties Trust  Series B                                     77,503               2,059,255
 New Plan Excel Realty Trust                                         40,000               1,031,600
 Prologis                                                            90,000               2,178,000
 Public Storage  Series F                                            11,000                 288,750
 Public Storage  Series Q                                            13,300                 352,051
 Public Storage  Series R                                            16,500                 432,465
 Public Storage  Series S                                             8,700                 227,853
 Public Storage  Series T                                            18,000                 465,120
 Public Storage  Series U                                            28,100                 730,038
 Public Storage  Series V                                            36,800                 964,160
 Vornado Realty Trust                                                 6,000                 154,200
                                                                                         16,222,684
MONEY CENTER BANKS (3.37%)
 ABN AMRO Capital Funding Trust V                                    78,400               1,818,096
 ABN AMRO Capital Funding Trust VI                                   15,000                 372,150
 ABN AMRO Capital Funding Trust VII                                   8,000                 189,520
 Central Hispano Capital                                             11,500                 307,050
 Chase Capital VIII                                                  10,000                 264,500
 JP Morgan Chase Capital IX                                          25,100                 667,158
 JP Morgan Chase Capital X                                           51,200               1,336,320
 National Westminster Bank                                           17,500                 446,600
 Royal Bank of Scotland Group 5.75%                                  20,000                 467,800
 Royal Bank of Scotland Group 7.875%                                  3,000                  79,860
 UBS Preferred Funding Trust III                                     23,600                 616,196
                                                                                          6,565,250

                                                                   Shares
                                                                    Held                     Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MORTGAGE BANKS (1.53%)
 Abbey National  7.25%                                             30,400            $    786,448
 Abbey National  7.375%                                            63,700               1,672,125
 Abbey National  7.375%                                            19,800                 520,344
                                                                                        2,978,917
MULTI-LINE INSURANCE (3.97%)
 Hartford Capital III                                              25,500                 669,375
 ING Groep  7.05%                                                  73,500               1,891,155
 ING Groep  7.20%                                                 148,700               3,885,531
 PartnerRe                                                         52,200               1,294,560
                                                                                        7,740,621
MULTIMEDIA (0.28%)
 Viacom                                                            21,100                 551,976
OIL COMPANY-EXPLORATION & PRODUCTION (1.60%)
 EnCana                                                            12,500                 319,250
 Nexen                                                            109,000               2,795,850
                                                                                        3,115,100
PIPELINES (0.52%)
 Dominion CNG Capital Trust I                                      19,700                 514,761
 TransCanada PipeLines                                             19,200                 488,832
                                                                                        1,003,593
PROPERTY & CASUALTY INSURANCE (3.33%)
 ACE                                                              120,000               3,193,200
 Ace Capital Trust I                                                5,000                 129,500
 XL Capital  6.50%                                                 60,000               1,435,200
 XL Capital  7.625%                                                43,700               1,161,109
 XL Capital  8.00%                                                 20,900                 566,181
                                                                                        6,485,190
REGIONAL BANKS (11.87%)
 BAC Capital Trust I                                               29,000                 750,520
 BAC Capital Trust II                                              17,700                 457,545
 BAC Capital Trust III                                             11,700                 306,306
 BAC Capital Trust IV                                              10,000                 239,600
 Bank One Capital I                                                 8,200                 210,084
 Bank One Capital Trust VI                                         43,300               1,125,800
 Comerica Capital Trust I                                          19,000                 501,600
 Fleet Capital Trust IV                                            41,400               1,079,298
 Fleet Capital Trust IX                                             7,900                 190,943
 Fleet Capital Trust VI                                            10,100                 268,963
 Fleet Capital Trust VIII                                          15,000                 391,200
 PNC Capital Trust D                                              139,800               3,353,802
 SunTrust Capital IV                                               53,500               1,388,325
 SunTrust Capital V                                                10,200                 264,588
 U.S. Bancorp Capital III                                          50,400               1,335,600
 Union Planter Preferred Funding /1/                                   10               1,056,563
 USB Capital IV                                                    60,100               1,580,630
 USB Capital V                                                     18,400                 483,000
 Wachovia                                                         168,000               4,487,280
 Wells Fargo Capital IX                                            55,000               1,241,900
 Wells Fargo Capital Trust V                                       10,800                 281,988
 Wells Fargo Capital Trust VI                                      10,000                 258,200
 Wells Fargo Capital Trust VII                                     80,400               1,874,928
                                                                                       23,128,663
REINSURANCE (3.36%)
 Converium Finance                                                 56,900               1,345,116

                                                                                      Shares
                                                                                       Held                 Value
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
REINSURANCE (CONTINUED)
 Everest Re Capital Trust  6.20%                                                     52,800            $  1,195,920
 Everest Re Capital Trust  7.85%                                                     53,800               1,433,232
 Partner Re Capital Trust I                                                          22,000                 581,900
 RenaissanceRe Holdings 6.08%                                                        20,000                 455,800
 RenaissanceRe Holdings  7.30%                                                       35,500                 935,425
 RenaissanceRe Holdings  8.10%                                                       22,200                 590,742
                                                                                                          6,538,135
SPECIAL PURPOSE ENTITY (4.18%)
 Corporate-Backed Trust Certificates  Series BLS                                     35,700                 898,212
 Corporate-Backed Trust Certificates  Series CIT                                     10,400                 286,976
 Corporate-Backed Trust Certificates  Series JPM                                     14,200                 363,662
 Corporate-Backed Trust Certificates  Series KEY  7.75%                               9,300                 241,149
 Corporate-Backed Trust Certificates  Series KEY  8.25%                              11,800                 307,980
 Corporate-Backed Trust Certificates  Series VZ  7.625%                              21,600                 569,160
 Corporate-Backed Trust Certificates for DaimlerChrysler  7.25%                       9,000                 220,500
 Corporate-Backed Trust Certificates for DaimlerChrysler  7.875%                      9,400                 242,990
 Corporate-Backed Trust Certificates for First Union Institutional
  Capital I                                                                           5,100                 142,035
 Corporate-Backed Trust Certificates for Ford Motor                                   2,200                  56,958
 Corporate-Backed Trust Certificates for General Electric Capital
  Services                                                                           15,200                 402,800
 Corporate-Backed Trust Certificates for Safeco Capital Trust I                       8,100                 212,625
 Corporate-Backed Trust Certificates for Southern Capital Trust I                     2,500                  65,525
 Corporate-Backed Trust Certificates for Verizon Global Funding                      11,300                 291,992
 Corporate-Backed Trust Certificates Series BMY                                      20,000                 513,000
 Preferred Plus Trust  7.05%  MSD-1                                                  24,150                 624,760
 Preferred Plus Trust  7.30%  BLS-1                                                  13,200                 341,484
 Preferred Plus Trust  8.25%  FMC-1                                                  19,000                 491,150
 Public Credit & Repackaged Securities Trust                                         10,000                 254,500
 SATURNS  7.00%  CSFB                                                                19,300                 492,150
 SATURNS  7.125%  BellSouth                                                          13,700                 348,117
 SATURNS  8.125% Ford Motor Credit                                                   12,800                 326,528
 SATURNS  8.25%  Safeco                                                               3,600                  93,780
 Trust Certificates 2001-4  BellSouth                                                14,300                 363,935
                                                                                                          8,151,968

                                                                  Shares
                                                                   Held                 Value

--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)


TELEPHONE-INTEGRATED (1.64%)

 ALLTEL                                                               31,000            $  1,553,100
 Telephone & Data Systems                                             46,900               1,225,028
 Verizon New England                                                  12,800                 330,496

 Verizon South                                                         3,000                  77,790
                                                                                           3,186,414
                                    TOTAL PREFERRED STOCKS                               155,465,918

                                                                  Principal
                                                                    Amount              Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (18.21%)
AGRICULTURAL OPERATIONS (1.03%)
 AgFirst Farm Credit Bank /1/
  7.30%; 12/15/08                                                  $2,000,000            $  2,010,320
COMMERCIAL BANKS (3.69%)
 CBA Capital Trust I /1/
  5.81%; 12/31/49                                                   2,000,000               1,984,740
 First Empire Capital Trust I
  8.23%; 02/01/27                                                   1,500,000               1,649,216
 Westpac Capital Trust III /1/
  5.82%; 09/30/13                                                   1,300,000               1,309,880
 Zions Institiute Capital Trust A
  8.54%; 12/15/26                                                   2,000,000               2,242,710
                                                                                            7,186,546
ELECTRIC-INTEGRATED (0.53%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                                   1,000,000               1,023,027
FINANCE-AUTO LOANS (0.52%)
 General Motors Acceptance
  8.00%; 11/01/31                                                   1,000,000               1,015,438
FINANCE-INVESTMENT BANKER & BROKER (1.34%)
 Goldman Sachs Group
  6.35%; 02/15/34                                                   1,500,000               1,437,165
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                                   1,100,000               1,172,515
                                                                                            2,609,680
FINANCE-MORTGAGE LOAN/BANKER (1.54%)
 Countrywide Capital I
  8.00%; 12/15/26                                                     500,000                 531,065
 Federal Home Loan Mortgage
  5.88%; 03/21/11                                                   1,300,000               1,381,518
 Federal National Mortgage Association
  6.25%; 02/01/11                                                   1,000,000               1,082,914
                                                                                            2,995,497
LIFE & HEALTH INSURANCE (0.56%)
 MIC Financing Trust I /1/
  8.38%; 02/01/27                                                   1,000,000               1,088,051

                                                                  Principal
                                                                   Amount                     Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (3.23%)

 BankAmerica Institute /1/

  8.07%; 12/31/26                                                   $  500,000            $    556,666

 Bankers Trust Institutional Capital Trust /1/

  7.75%; 12/01/26                                                    1,000,000               1,069,187
 BCI U.S. Funding Trust /1/
  8.01%; 07/15/08                                                    1,000,000               1,122,886
 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                                    1,000,000               1,036,790
 Lloyds TSB Bank
  6.90%; 05/22/49                                                      990,000               1,008,939
 Royal Bank of Scottland Capital Trust
  6.80%; 12/05/49                                                    1,500,000               1,508,400
                                                                                             6,302,868
MULTI-LINE INSURANCE (1.13%)
 Safeco Capital Trust I
  8.07%; 07/15/37                                                    2,000,000               2,208,988
PROPERTY & CASUALTY INSURANCE (0.55%)
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                                    1,000,000               1,074,141
REGIONAL BANKS (0.55%)
 BankBoston
  7.75%; 12/15/26                                                    1,000,000               1,071,597
REINSURANCE (0.57%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                                    1,000,000               1,111,670
SAVINGS & LOANS-THRIFTS (1.50%)
 Dime Capital Trust I
  9.33%; 05/06/27                                                      500,000                 585,297
 Great Western Financial
  8.21%; 02/01/27                                                    2,131,000               2,328,966
                                                                                             2,914,263
SPECIAL PURPOSE ENTITY (1.47%)
 CA Preferred Fund Trust
  7.00%; 10/30/48                                                    1,600,000               1,614,832
 Mangrove Bay Pass-Through Trust /1/
  6.10%; 07/15/33                                                    1,250,000               1,242,475
                                                                                             2,857,307
                                                TOTAL BONDS                                 35,469,393
                                                                                           ------------

                       TOTAL PORTFOLIO INVESTMENTS (98.00%)                                190,935,311
CASH AND RECEIVABLES, NET OF LIABILITIES (2.00%)                                             3,900,634
                                 TOTAL NET ASSETS (100.00%)                               $194,835,945
                                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)


    Contract                     Opening       Current      Unrealized
      Type         Commitment  Market Value  Market Value   Gain (Loss)
------------------------------------------------------------------------
FUTURES CONTRACTS
333 U.S. 10 Year     Sell      $36,325,188   $36,869,344    $(544,156)
Note
September, 2004
Futures
171 U.S. Long        Sell       18,109,960    18,505,406     (395,446)
Bond
September, 2004
Futures


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,703,652 or 7.03% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  2,539,992
Unrealized Depreciation                        (3,064,572)
                                             ------------
Net Unrealized Appreciation (Depreciation)       (524,580)
Cost for federal income tax purposes         $191,019,738

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                 Shares
                                                                  Held                   Value
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.79%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
  CLASS (99.79%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                               7,514,537              80,330,397
 International Fund II                                         1,743,169              16,298,629
 LargeCap Growth Fund                                          1,849,792              11,043,256
 LargeCap S&P 500 Index Fund                                   3,268,416              27,520,063
 LargeCap Value Fund                                             775,810               7,959,814
 Money Market Fund                                            24,493,085              24,493,085
 Partners LargeCap Growth Fund II /2/                          1,482,696              11,075,741
 Partners LargeCap Value Fund                                  1,198,471              14,753,181
 Preferred Securities Fund                                     1,769,887              19,521,859
 Real Estate Fund                                              2,059,150              33,584,728
 SmallCap S&P 600 Index Fund                                     812,551              11,270,085
                                                                                     257,850,838
                         TOTAL INVESTMENT COMPANIES                                  257,850,838
                                                                                    ------------

               TOTAL PORTFOLIO INVESTMENTS (99.79%)                                  257,850,838
CASH AND RECEIVABLES, NET OF LIABILITIES (0.21%)                                         549,135
                         TOTAL NET ASSETS (100.00%)                                 $258,399,973
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 19,476,656
Unrealized Depreciation                        (1,285,791)
                                             ------------
Net Unrealized Appreciation (Depreciation)     18,190,865
Cost for federal income tax purposes         $239,659,973

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                      OCTOBER 31, 2003                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage          3,762,261  $ 40,255,136   4,528,087            $ 48,728,254    775,811  $ 8,367,664
 Securities Fund
 International Fund II    1,247,235     8,511,702     947,143               8,752,344    451,209    4,281,300
 LargeCap Growth Fund     1,126,404     6,335,175     951,166               5,794,885    227,778    1,396,008
 LargeCap S&P 500 Index   2,391,597    16,264,399   1,938,991              16,427,793  1,062,172    9,151,332
 Fund
 LargeCap Value Fund        661,332     6,096,976     523,293               5,423,623    408,815    4,320,409
 Money Market Fund       12,459,295    12,459,295  14,630,283              14,630,283  2,596,493    2,596,493
 Partners LargeCap          902,163     5,831,842     759,022               5,786,038    178,489    1,371,309
 Growth Fund II
 Partners LargeCap        1,055,212    10,846,653     821,215               9,979,828    677,956    8,417,716
 Value Fund
 Preferred Securities       854,288     9,028,453   1,092,243              12,087,794    176,644    1,956,441
 Fund
 Real Estate Securities     981,392    12,047,673   1,252,393              19,329,732    174,635    2,730,926
 Fund
 SmallCap S&P 600 Index                 4,798,574     405,625               5,581,381     77,417    1,062,926
 Fund                       484,343  ------------  ----------            ------------  ---------  -----------
                         ----------
                         25,925,522  $132,475,878  27,849,461            $152,521,955  6,807,419  $45,652,524
                         ==========  ============  ==========            ============  =========  ===========
 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                       JULY 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage          7,514,537   $ 80,618,709
 Securities Fund
 International Fund II    1,743,169     13,010,623
 LargeCap Growth Fund     1,849,792     10,736,604
 LargeCap S&P 500 Index   3,268,416     23,582,548
 Fund
 LargeCap Value Fund        775,810      7,263,028
 Money Market Fund       24,493,085     24,493,085
 Partners LargeCap        1,482,696     10,255,674
 Growth Fund II
 Partners LargeCap        1,198,471     12,563,457
 Value Fund
 Preferred Securities     1,769,887     19,160,134
 Fund
 Real Estate Securities   2,059,150     28,651,749
 Fund
 SmallCap S&P 600 Index                  9,324,362
 Fund                       812,551   ------------
                         ----------
                         46,967,564   $239,659,973
                         ==========  =============

                                     REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage         $1,678,544       $  2,983                 $     --
 Securities Fund
 International Fund II      140,490         27,877                       --
 LargeCap Growth Fund         8,848          2,552                       --
 LargeCap S&P 500 Index     261,752         41,688                       --
 Fund
 LargeCap Value Fund         91,049         62,838                       --
 Money Market Fund          103,030             --                       --
 Partners LargeCap               --          9,103                       --
 Growth Fund II
 Partners LargeCap          204,028        154,692                       --
 Value Fund
 Preferred Securities       438,668            328                       --
 Fund
 Real Estate Securities     488,934          5,270                  103,975
 Fund
 SmallCap S&P 600 Index                      7,333                    1,241
 -------                     25,065       --------
                         ----------
                         $3,440,408       $314,664                 $105,216
                         ==========       ========                 =======

                             SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                Shares
                                                                 Held                   Value
------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.91%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
CLASS (99.91%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              9,588,495             102,501,012
 International Fund II                                        3,806,620              35,591,899
 LargeCap Growth Fund                                         3,991,550              23,829,555
 LargeCap S&P 500 Index Fund                                  7,545,031              63,529,162
 LargeCap Value Fund                                          1,666,375              17,097,012
 Partners LargeCap Growth Fund II /2/                         3,200,717              23,909,356
 Partners LargeCap Value Fund                                 2,592,880              31,918,350
 Partners SmallCap Growth Fund II /2/                           720,562               5,469,063
 Preferred Securities Fund                                    2,466,024              27,200,240
 Real Estate Fund                                             2,176,562              35,499,721
 SmallCap S&P 600 Index Fund                                    674,805               9,359,552
 SmallCap Value Fund /2/                                        370,136               5,629,766
                                                                                    381,534,688
                               TOTAL INVESTMENT COMPANIES                           381,534,688
                                                                                   ------------

                     TOTAL PORTFOLIO INVESTMENTS (99.91%)                           381,534,688
CASH AND RECEIVABLES, NET OF LIABILITIES (0.09%)                                        342,704
                               TOTAL NET ASSETS (100.00%)                          $381,877,392
                                                                                   --------------

/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 28,889,620
Unrealized Depreciation                        (3,288,038)
                                             ------------
Net Unrealized Appreciation (Depreciation)     25,601,582
Cost for federal income tax purposes         $355,933,106

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                      OCTOBER 31, 2003                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage          4,945,989  $ 52,861,528   4,769,313            $ 51,397,521    126,807  $ 1,354,399
 Securities Fund
 International Fund II    2,118,760    14,506,832   1,696,208              15,840,918      8,348       76,039
 LargeCap Growth Fund     1,973,274    10,938,691   2,026,840              12,459,257      8,564       52,054
 LargeCap S&P 500 Index   3,793,700    26,042,859   3,767,495              32,152,947     16,164      136,129
 Fund
 LargeCap Value Fund      1,143,592    10,541,100     886,126               9,231,956    363,343    3,860,851
 Partners LargeCap        1,580,516    10,234,621   1,627,170              12,501,652      6,969       52,053
 Growth Fund II
 Partners LargeCap        1,841,831    18,909,191   1,401,223              17,129,026    650,174    8,104,998
 Value Fund
 Partners SmallCap          448,574     2,682,840     323,245               2,600,287     51,257      410,935
 Growth Fund II
 Preferred Securities     1,107,340    11,762,124   1,363,917              15,101,824      5,233       56,750
 Fund
 Real Estate Securities   1,268,884    15,640,336   1,017,952              16,020,526    110,274    1,647,875
 Fund
 SmallCap S&P 600 Index     300,568     2,946,606     375,663               5,249,636      1,426       19,413
 Fund
 SmallCap Value Fund        236,074     2,894,356     175,318               2,695,968     41,256      642,711
                         ----------  ------------  ----------            ------------  ---------  -----------
                         20,759,102  $179,961,084  19,430,470            $192,381,518  1,389,815  $16,414,207
                         ==========  ============  ==========            ============  =========  ===========
 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                       JULY 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage          9,588,495   $102,904,650
 Securities Fund
 International Fund II    3,806,620     30,271,711
 LargeCap Growth Fund     3,991,550     23,345,894
 LargeCap S&P 500 Index   7,545,031     58,059,681
 Fund
 LargeCap Value Fund      1,666,375     15,907,495
 Partners LargeCap        3,200,717     22,684,220
 Growth Fund II
 Partners LargeCap        2,592,880     27,932,125
 Value Fund
 Partners SmallCap          720,562      4,872,700
 Growth Fund II
 Preferred Securities     2,466,024     26,807,204
 Fund
 Real Estate Securities   2,176,562     30,020,869
 Fund
 SmallCap S&P 600 Index     674,805      8,176,830
 Fund
 SmallCap Value Fund        370,136      4,949,727
                         ----------   ------------
                         38,799,757   $355,933,106
                         ==========  =============

                                     REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         $2,200,471       $    --                  $     --
 Securities Fund
 International Fund II      235,501            --                        --
 LargeCap Growth Fund        15,276            --                        --
 LargeCap S&P 500 Index     409,327             4                        --
 Fund
 LargeCap Value Fund        155,221        (4,710)                       --
 Partners LargeCap               --            --                        --
 Growth Fund II
 Partners LargeCap          351,126        (1,094)                       --
 Value Fund
 Partners SmallCap           18,540           508                     2,554
 Growth Fund II
 Preferred Securities       559,621             6                        --
 Fund
 Real Estate Securities     623,720         7,882                   132,933
 Fund
 SmallCap S&P 600 Index      15,358             1                       763
 Fund
 SmallCap Value Fund         83,315         2,114                    33,461
 -------                 ----------       -------
                         $4,667,476       $ 4,711                  $169,711
                         ==========       =======                  =======

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.76%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
CLASS (99.76%) /1/
                                                                                     $
 Bond & Mortgage Securities Fund                              6,794,511                72,633,324
 International Fund II                                        4,136,672                38,677,887
 LargeCap Growth Fund                                         4,320,437                25,793,008
 LargeCap S&P 500 Index Fund                                  8,327,029                70,113,583
 LargeCap Value Fund                                          1,801,255                18,480,877
 Partners LargeCap Growth Fund II /2/                         3,465,449                25,886,905
 Partners LargeCap Value Fund                                 2,809,416                34,583,915
 Partners SmallCap Growth Fund II /2/                           901,617                 6,843,271
 Preferred Securities Fund                                    1,653,596                18,239,163
 Real Estate Fund                                             1,681,198                27,420,348
 SmallCap S&P 600 Index Fund                                    759,721                10,537,336
 SmallCap Value Fund /2/                                        463,002                 7,042,260
                                                                                      356,251,877
                                 TOTAL INVESTMENT COMPANIES                           356,251,877
                                                                                     ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.76%)                           356,251,877
CASH AND RECEIVABLES, NET OF LIABILITIES (0.24%)                                          860,038
                                 TOTAL NET ASSETS (100.00%)                          $357,111,915
                                                                                     --------------


/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 31,054,234
Unrealized Depreciation                        (2,695,955)
                                             ------------
Net Unrealized Appreciation (Depreciation)     28,358,279
Cost for federal income tax purposes         $327,893,598

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                      OCTOBER 31, 2003                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          3,967,249  $ 42,387,662   2,874,064            $ 30,904,517     46,802  $   495,881
 Securities Fund
 International Fund II    2,649,330    18,467,936   1,516,256              14,105,867     28,914      265,888
 LargeCap Growth Fund     2,509,082    13,817,461   1,840,681              11,318,909     29,326      179,980
 LargeCap S&P 500 Index   4,691,904    32,961,360   3,691,263              31,548,479     56,138      476,501
 Fund
 LargeCap Value Fund      1,458,828    13,371,939     825,046               8,582,286    482,619    5,126,287
 Partners LargeCap        2,006,200    13,144,556   1,483,190              11,382,146     23,941      179,980
 Growth Fund II
 Partners LargeCap        2,344,506    24,267,034   1,302,658              15,913,331    837,748   10,438,825
 Value Fund
 Partners SmallCap          587,539     3,605,162     328,195               2,629,519     14,117      111,376
 Growth Fund II
 Preferred Securities       894,362     9,535,602     770,454               8,515,507     11,220      122,140
 Fund
 Real Estate Securities   1,005,193    12,611,964     687,096              10,711,458     11,091      169,531
 Fund
 SmallCap S&P 600 Index     330,613     3,324,848     434,035               6,096,139      4,927       67,859
 Fund
 SmallCap Value Fund        310,355     3,810,529     179,430               2,754,234     26,783      416,158
                         ----------  ------------  ----------            ------------  ---------  -----------
                         22,755,161  $191,306,053  15,932,368            $154,462,392  1,573,626  $18,050,406
                         ==========  ============  ==========            ============  =========  ===========
 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                       JULY 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          6,794,511   $ 72,796,298
 Securities Fund
 International Fund II    4,136,672     32,308,166
 LargeCap Growth Fund     4,320,437     24,956,390
 LargeCap S&P 500 Index   8,327,029     64,033,801
 Fund
 LargeCap Value Fund      1,801,255     16,878,558
 Partners LargeCap        3,465,449     24,346,751
 Growth Fund II
 Partners LargeCap        2,809,416     29,864,809
 Value Fund
 Partners SmallCap          901,617      6,123,305
 Growth Fund II
 Preferred Securities     1,653,596     17,929,022
 Fund
 Real Estate Securities   1,681,198     23,153,891
 Fund
 SmallCap S&P 600 Index     759,721      9,353,139
 Fund
 SmallCap Value Fund        463,002      6,149,468
                         ----------   ------------
                         37,113,903   $327,893,598
                         ==========  =============

                                     REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage         $1,602,321       $     --                 $     --
 Securities Fund
 International Fund II      287,490            251                       --
 LargeCap Growth Fund        18,927             --                       --
 LargeCap S&P 500 Index     493,579            463                       --
 Fund
 LargeCap Value Fund        193,060         50,620                       --
 Partners LargeCap               --             29                       --
 Growth Fund II
 Partners LargeCap          435,909        123,269                       --
 Value Fund
 Partners SmallCap           24,068             --                    3,315
 Growth Fund II
 Preferred Securities       439,104             53                       --
 Fund
 Real Estate Securities     482,794             --                  104,187
 Fund
 SmallCap S&P 600 Index      16,518             11                      831
 Fund
 SmallCap Value Fund        108,516            863                   43,582
 -------                 ----------       --------
                         $4,102,286       $175,559                 $151,915
                         ==========       ========                 =======

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                 Shares
                                                                  Held                  Value
------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.97%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
CLASS (99.97%) /1/
                                                                                     $
 Bond & Mortgage Securities Fund                              1,473,960                15,756,638
 International Fund II                                        1,568,997                14,670,123
 LargeCap Growth Fund                                         1,692,316                10,103,128
 LargeCap S&P 500 Index Fund                                  3,197,311                26,921,359
 LargeCap Value Fund                                            692,070                 7,100,643
 Partners LargeCap Growth Fund II /2/                         1,341,706                10,022,547
 Partners LargeCap Value Fund                                 1,102,269                13,568,929
 Partners SmallCap Growth Fund II /2/                           376,092                 2,854,541
 Preferred Securities Fund                                      386,324                 4,261,149
 Real Estate Fund                                               361,217                 5,891,452
 SmallCap S&P 600 Index Fund                                    295,915                 4,104,342
 SmallCap Value Fund /2/                                        193,238                 2,939,154
                                                                                      118,194,005
                            TOTAL INVESTMENT COMPANIES                                118,194,005
                                                                                     ------------

                  TOTAL PORTFOLIO INVESTMENTS (99.97%)                                118,194,005
CASH AND RECEIVABLES, NET OF LIABILITIES (0.03%)                                           41,348
                            TOTAL NET ASSETS (100.00%)                               $118,235,353
                                                                                     --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 10,487,988
Unrealized Depreciation                        (1,071,887)
                                             ------------
Net Unrealized Appreciation (Depreciation)      9,416,101
Cost for federal income tax purposes         $108,777,904

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                      OCTOBER 31, 2003                PURCHASES                     SALES              JULY 31, 2004
                          ----------------------  --------------------------------  -------------------  ------------------------
                           SHARES       COST       SHARES                 COST      SHARES    PROCEEDS     SHARES         COST
                          ---------  -----------  ---------            -----------  -------  ----------  ----------  --------------
 PRINCIPAL LIFETIME 2040
 FUND
 Bond & Mortgage            811,524  $ 8,624,365    821,390            $ 8,854,158  158,954  $1,702,770   1,473,960   $ 15,776,333
 Securities Fund
 International Fund II      883,803    5,984,273    708,003              6,585,247   22,809     214,908   1,568,997     12,354,734
 LargeCap Growth Fund       851,756    4,694,325    863,640              5,307,434   23,080     141,301   1,692,316      9,860,502
 LargeCap S&P 500 Index   1,530,537   10,536,700  1,708,435             14,600,496   41,661     355,404   3,197,311     24,781,792
 Fund
 LargeCap Value Fund        493,643    4,526,325    403,384              4,198,477  204,957   2,175,909     692,070      6,557,565
 Partners LargeCap          682,796    4,381,672    677,290              5,201,828   18,380     140,600   1,341,706      9,442,964
 Growth Fund II
 Partners LargeCap Value    792,577    8,112,672    638,094              7,803,318  328,402   4,091,305   1,102,269     11,832,666
 Fund
 Partners SmallCap          198,948    1,170,833    182,016              1,465,187    4,872      38,884     376,092      2,597,139
 Growth Fund II
 Preferred Securities       153,159    1,613,519    238,114              2,630,815    4,949      54,632     386,324      4,189,702
 Fund
 Real Estate Securities     160,972    2,024,401    204,595              3,166,353    4,350      68,437     361,217      5,122,320
 Fund
 SmallCap S&P 600 Index     117,380    1,133,471    181,845              2,545,116    3,310      45,892     295,915      3,632,748
 Fund
 SmallCap Value Fund        104,603    1,266,762     91,163              1,401,543    2,528      38,883     193,238      2,629,439
                          ---------  -----------  ---------            -----------  -------  ----------  ----------   ------------
                          6,781,698  $54,069,318  6,717,969            $63,759,972  818,252  $9,068,925  12,681,415   $108,777,904
                          =========  ===========  =========            ===========  =======  ==========  ==========  =============

                                     REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage         $  361,625       $   580                  $    --
 Securities Fund
 International Fund II       99,281           122                       --
 LargeCap Growth Fund         6,671            44                       --
 LargeCap S&P 500 Index     167,032            --                       --
 Fund
 LargeCap Value Fund         67,764         8,672                       --
 Partners LargeCap               --            64                       --
 Growth Fund II
 Partners LargeCap          152,806         7,981                       --
 Value Fund
 Partners SmallCap            8,337             3                    1,149
 Growth Fund II
 Preferred Securities        78,435            --                       --
 Fund
 Real Estate Securities      80,054             3                   17,139
 Fund
 SmallCap S&P 600 Index       6,056            53                      302
 Fund
 SmallCap Value Fund         37,441            17                   15,037
                         ----------       -------                  -------
                         $1,065,502       $17,539                  $33,627
                         ==========       =======                  ======

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           JULY 31, 2004 (UNAUDITED)


                                                               Shares
                                                                Held                  Value
 ---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.92%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
CLASS (99.92%) /1/
                                                                                 $
 Bond & Mortgage Securities Fund                                   396,625              4,239,920
 International Fund II                                             908,289              8,492,504
 LargeCap Growth Fund                                              940,969              5,617,588
 LargeCap S&P 500 Index Fund                                     1,770,104             14,904,276
 LargeCap Value Fund                                               390,794              4,009,542
 Partners LargeCap Growth Fund II /2/                              746,597              5,577,082
 Partners LargeCap Value Fund                                      608,276              7,487,873
 Partners SmallCap Growth Fund II /2/                              225,094              1,708,460
 Preferred Securities Fund                                         110,305              1,216,660
 Real Estate Fund                                                   80,202              1,308,087
 SmallCap S&P 600 Index Fund                                       168,746              2,340,503
 SmallCap Value Fund /2/                                           115,724              1,760,156
                                                                                       58,662,651
                                TOTAL INVESTMENT COMPANIES                             58,662,651
                                                                                      -----------
                      TOTAL PORTFOLIO INVESTMENTS (99.92%)                             58,662,651
CASH AND RECEIVABLES, NET OF LIABILITIES (0.08%)                                           46,109
                                TOTAL NET ASSETS (100.00%)                            $58,708,760
                                                                                      -------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,188,539
Unrealized Depreciation                         (638,405)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,550,134
Cost for federal income tax purposes         $54,112,517

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX BASIS)
                               OCTOBER 31, 2003                PURCHASES                     SALES             JULY 31, 2004
                            ----------------------  --------------------------------  -------------------  ----------------------
                             SHARES       COST       SHARES                 COST      SHARES    PROCEEDS    SHARES        COST
                            ---------  -----------  ---------            -----------  -------  ----------  ---------  -------------
 PRINCIPAL LIFETIME 2050
 FUND
 Bond & Mortgage              215,916  $ 2,308,025    196,729            $ 2,122,520   16,020  $  170,664    396,625   $ 4,259,885
 Securities Fund
 International Fund II        541,303    3,826,107    403,148              3,777,483   36,162     329,000    908,289     7,274,803
 LargeCap Growth Fund         533,772    2,984,254    444,573              2,739,707   37,376     227,156    940,969     5,496,837
 LargeCap S&P 500 Index       915,718    6,560,265    922,280              7,912,273   67,894     571,010  1,770,104    13,901,733
 Fund
 LargeCap Value Fund          308,406    2,881,965    218,939              2,291,928  136,551   1,444,816    390,794     3,726,962
 Partners LargeCap Growth     426,056    2,798,510    350,613              2,702,757   30,072     225,643    746,597     5,275,640
 Fund II
 Partners LargeCap Value      491,584    5,152,415    343,314              4,222,052  226,622   2,812,892    608,276     6,549,980
 Fund
 Partners SmallCap Growth     118,517      734,503    115,107                930,656    8,530      66,153    225,094     1,599,087
 Fund II
 Preferred Securities Fund     48,645      521,550     65,798                727,494    4,138      45,209    110,305     1,203,841
 Real Estate Securities        54,860      706,382     40,265                632,169   14,923     224,217     80,202     1,114,067
 Fund
 SmallCap S&P 600 Index        67,716      689,856    106,915              1,506,184    5,885      80,465    168,746     2,115,610
 Fund
 SmallCap Value Fund           62,606      769,952     57,486                890,233    4,368      66,155    115,724     1,594,072
                            ---------  -----------  ---------            -----------  -------  ----------  ---------   -----------
                            3,785,099  $29,933,784  3,265,167            $30,455,456  588,541  $6,263,380  6,461,725   $54,112,517
                            =========  ===========  =========            ===========  =======  ==========  =========  ============

                                    REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ---------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage         $ 93,104       $      4                  $    --
 Securities Fund
 International Fund II     59,513            213                       --
 LargeCap Growth Fund       4,081             32                       --
 LargeCap S&P 500 Index    97,651            205                       --
 Fund
 LargeCap Value Fund       41,372         (2,115)                      --
 Partners LargeCap             --             16                       --
 Growth Fund II
 Partners LargeCap         92,641        (11,595)                      --
 Value Fund
 Partners SmallCap          4,870             81                      671
 Growth Fund II
 Preferred Securities      24,241              6                       --
 Fund
 Real Estate Securities    26,662           (267)                   5,703
 Fund
 SmallCap S&P 600 Index     3,426             35                      171
 Fund
 SmallCap Value Fund       21,959             42                    8,819
                         --------       --------                  -------
                         $469,520       $(13,343)                 $15,364
                         ========       ========                  ======

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                  Shares
                                                                   Held                Value
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.76%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL
CLASS (99.76%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                               3,518,593              37,613,764
 International Fund II                                           378,831               3,542,074
 LargeCap Growth Fund                                            381,551               2,277,859
 LargeCap S&P 500 Index Fund                                     659,354               5,551,765
 LargeCap Value Fund                                             156,550               1,606,203
 Money Market Fund                                            21,310,216              21,310,216
 Partners LargeCap Growth Fund II /2/                            292,602               2,185,736
 Partners LargeCap Value Fund                                    241,786               2,976,380
 Preferred Securities Fund                                       713,704               7,872,160
 Real Estate Fund                                              1,105,653              18,033,193
 SmallCap S&P 600 Index Fund                                     145,750               2,021,549
                                                                                     104,990,899
                               TOTAL INVESTMENT COMPANIES                            104,990,899
                                                                                    ------------

                     TOTAL PORTFOLIO INVESTMENTS (99.76%)                            104,990,899
CASH AND RECEIVABLES, NET OF LIABILITIES (0.24%)                                         253,511
                               TOTAL NET ASSETS (100.00%)                           $105,244,410
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,653,402
Unrealized Depreciation                         (342,557)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,310,845
Cost for federal income tax purposes         $98,680,054

 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                     OCTOBER 31, 2003                  PURCHASES                      SALES
                         -----------------------  ---------------------------------  ----------------------
                           SHARES       COST        SHARES                 COST       SHARES     PROCEEDS
                         ----------  -----------  ----------            -----------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          1,686,692  $18,029,613   2,112,492            $22,702,925    280,591  $ 3,035,284
 Securities Fund
 International Fund II      411,707    2,813,083     244,587              2,278,873    277,463    2,648,895
 LargeCap Growth Fund       345,685    1,884,430     229,483              1,404,257    193,617    1,205,257
 LargeCap S&P 500 Index     861,951    5,961,453     535,763              4,562,745    738,360    6,379,240
 Fund
 LargeCap Value Fund        201,332    1,839,335     125,453              1,307,737    170,235    1,802,924
 Money Market Fund       11,164,642   11,164,642  12,013,361             12,013,361  1,867,787    1,867,787
 Partners LargeCap          277,041    1,784,679     181,405              1,389,892    165,844    1,291,447
 Growth Fund II
 Partners LargeCap          320,391    3,261,945     196,437              2,403,842    275,042    3,417,805
 Value Fund
 Preferred Securities       383,727    4,058,248     392,135              4,339,633     62,158      695,098
 Fund
 Real Estate Securities     431,777    5,338,424     737,407             11,280,766     63,531      987,098
 Fund
 SmallCap S&P 600 Index                1,582,599      91,872              1,264,960    105,605    1,493,665
 Fund                       159,483  -----------  ----------            -----------  ---------  -----------
                         ----------
                         16,244,428  $57,718,451  16,860,395            $64,948,991  4,200,233  $24,824,500
                         ==========  ===========  ==========            ===========  =========  ===========
 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                       JULY 31, 2004
                         -----------------------
                           SHARES        COST
                         ----------  -------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          3,518,593   $37,698,395
 Securities Fund
 International Fund II      378,831     2,599,387
 LargeCap Growth Fund       381,551     2,098,544
 LargeCap S&P 500 Index     659,354     4,450,946
 Fund
 LargeCap Value Fund        156,550     1,415,788
 Money Market Fund       21,310,216    21,310,216
 Partners LargeCap          292,602     1,907,304
 Growth Fund II
 Partners LargeCap          241,786     2,418,721
 Value Fund
 Preferred Securities       713,704     7,703,686
 Fund
 Real Estate Securities   1,105,653    15,635,587
 Fund
 SmallCap S&P 600 Index                 1,441,480
 Fund                       145,750   -----------
                         ----------
                         28,904,590   $98,680,054
                         ==========  ============

                                     REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage         $  718,680       $  1,141                 $    --
 Securities Fund
 International Fund II       42,855        156,326                      --
 LargeCap Growth Fund         2,493         15,114                      --
 LargeCap S&P 500 Index      86,731        305,988                      --
 Fund
 LargeCap Value Fund         25,483         71,640                      --
 Money Market Fund           86,075             --                      --
 Partners LargeCap               --         24,180                      --
 Growth Fund II
 Partners LargeCap           57,001        170,739                      --
 Value Fund
 Preferred Securities       179,610            903                      --
 Fund
 Real Estate Securities     199,190          3,495                  43,869
 Fund
 SmallCap S&P 600 Index                     87,586                     393
 Fund                         7,648       --------                 -------
                         ----------
                         $1,405,766       $837,112                 $44,262
                         ==========       ========                 ======

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND

                           JULY 31, 2004 (UNAUDITED)


                                                                  Shares
                                                                   Held                Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.05%)
APARTMENT REITS (15.53%)
                                                                                  $
 Archstone-Smith Trust                                         292,900               8,620,047
 AvalonBay Communities                                         164,900               9,597,180
 Camden Property Trust                                          78,795               3,545,775
 Equity Residential Properties Trust                           385,900              11,403,345
 Essex Property Trust                                           82,700               5,449,930
 Home Properties of New York                                    48,980               1,841,648
 Mid-America Apartment Communities                              85,200               3,054,420
 United Dominion Realty Trust                                  401,400               7,783,146
                                                                                    51,295,491
DIVERSIFIED REITS (10.01%)
 Brookfield Properties                                         440,100              13,489,065
 Capital Automotive                                            148,560               4,306,754
 Catellus Development                                           83,251               2,081,275
 Entertainment Properties Trust                                 63,144               2,232,772
 Vornado Realty Trust                                          188,600              10,955,774
                                                                                    33,065,640
FACTORY OUTLET REITS (4.32%)
 Chelsea Property Group                                        219,400              14,287,328
HEALTHCARE REITS (4.10%)
 Health Care                                                    70,500               2,275,035
 Ventas                                                        441,510              11,267,335
                                                                                    13,542,370
HOTEL REITS (6.71%)
 Highland Hospitality                                          140,127               1,455,920
 LaSalle Hotel Properties                                      207,041               5,329,235
 Starwood Hotels & Resorts Worldwide                           341,600              15,372,000
                                                                                    22,157,155
MALL REITS (18.23%)
 CBL & Associates Properties                                   194,038              10,691,494
 General Growth Properties                                     558,200              16,790,656
 Macerich                                                      136,000               6,514,400
 Mills                                                         121,157               5,524,759
 Simon Property Group                                          315,100              16,262,311
 Tanger Factory Outlet Centers                                  18,717                 742,129
 Taubman Centers                                               160,443               3,706,233
                                                                                    60,231,982
OFFICE & INDUSTRIAL REITS (22.49%)
 AMB Property                                                  171,326               6,020,396
 Boston Properties                                             411,355              21,760,680
 CenterPoint Properties Trust                                  285,040              10,939,835
 Corporate Office Properties Trust                             243,407               6,165,499
 Equity Office Properties Trust                                373,238               9,685,526
 Prologis Trust                                                432,000              14,705,280
 SL Green Realty                                               102,107               5,013,454
                                                                                    74,290,670
PUBLICLY TRADED INVESTMENT FUND (2.40%)
 iShares Cohen & Steers Realty Majors Index Fund                35,919               3,992,756
 iShares Dow Jones US Real Estate Index Fund                    39,005               3,951,207
                                                                                     7,943,963
SELF STORAGE REITS (2.41%)
 Public Storage                                                168,600               7,946,118

                                                                  Shares
                                                                   Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (12.85%)
                                                                                  $
 Acadia Realty Trust                                           164,226               2,327,083
 Developers Diversified Realty                                 339,200              12,170,496
 Federal Realty Investment Trust                                34,032               1,436,150
 Kimco Realty                                                  267,300              12,857,130
 Pan Pacific Retail Properties                                 191,799               9,705,029
 Weingarten Realty Investors                                   128,975               3,972,430
                                                                                    42,468,318
                                        TOTAL COMMON STOCKS                        327,229,035

                                                                 Principal
                                                                   Amount              Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.89%)
FINANCE-MORTGAGE LOAN/BANKER (0.89%)
 Investment in Joint Trading Account;
                     Federal Home Loan Bank
                                                             $                    $
  1.28%; 08/02/04                                            2,936,977               2,936,872
                                     TOTAL COMMERCIAL PAPER                          2,936,872
                                                                                  ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.94%)                        330,165,907
CASH AND RECEIVABLES, NET OF LIABILITIES (0.06%)                                       196,204
                                 TOTAL NET ASSETS (100.00%)                       $330,362,111
                                                                                 --------------



UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 44,618,472
Unrealized Depreciation                        (4,424,452)
                                             ------------
Net Unrealized Appreciation (Depreciation)     40,194,020
Cost for federal income tax purposes         $289,971,887

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (90.31%)
AEROSPACE & DEFENSE EQUIPMENT (0.58%)
                                                                              $
 Moog /1/                                                    6,322                229,931
 Orbital Sciences /1/                                       13,161                150,694
 United Defense Industries /1/                               4,285                148,475
                                                                                  529,100
AIRLINES (0.39%)
 ExpressJet Holdings /1/                                    25,481                277,743
 Mesa Air Group /1/                                         11,704                 73,033
                                                                                  350,776
APPAREL MANUFACTURERS (0.34%)
 Kellwood                                                    3,744                150,322
 Quiksilver /1/                                              7,427                160,126
                                                                                  310,448
APPLICATIONS SOFTWARE (0.45%)
 Serena Software /1/                                        14,114                217,355
 SS&C Technologies                                           9,444                190,297
                                                                                  407,652
ATHLETIC FOOTWEAR (0.49%)
 Reebok International                                       12,986                442,303
AUDIO & VIDEO PRODUCTS (0.43%)
 Polycom /1/                                                20,342                392,194
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.31%)
 Oshkosh Truck                                               5,371                284,502
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.36%)
 American Axle & Manufacturing Holdings                      5,653                194,181
 Dana                                                       14,026                270,561
 Lear                                                        5,209                287,172
 Tenneco Automotive /1/                                     34,715                482,886
                                                                                1,234,800
BEVERAGES-NON-ALCOHOLIC (0.48%)
 PepsiAmericas                                              23,282                437,003
BROADCASTING SERVICES & PROGRAMMING (0.18%)
 4 Kids Entertainment /1/                                    7,511                163,590
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.73%)
 Simpson Manufacturing                                       3,298                184,721
 USG /1/                                                    27,576                475,410
                                                                                  660,131
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.92%)
 Eagle Materials                                             8,230                543,015
 Martin Marietta Materials                                   6,786                296,888
                                                                                  839,903
BUILDING PRODUCTS-LIGHT FIXTURES (0.27%)
 Genlyte Group /1/                                           3,968                247,206
BUILDING PRODUCTS-WOOD (0.29%)
 Universal Forest Products                                   8,550                259,664
BUILDING-HEAVY CONSTRUCTION (0.36%)
 Washington Group International /1/                          9,898                330,791
BUILDING-MAINTENANCE & SERVICE (0.31%)
 Rollins                                                    12,037                278,657

                                                               Shares
                                                                Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (2.02%)
                                                                              $
 Brookfield Homes                                           14,153                382,980
 Hovnanian Enterprises /1/                                  13,496                418,781
 KB Home                                                    10,907                698,594
 M/I Schottenstein Homes                                     8,871                337,009
                                                                                1,837,364
CASINO SERVICES (0.49%)
 Scientific Games /1/                                       25,025                445,695
CELLULAR TELECOMMUNICATIONS (0.94%)
 Boston Communications Group /1/                            14,339                123,746
 NII Holdings /1/                                           19,365                736,257
                                                                                  860,003
CHEMICALS-DIVERSIFIED (0.08%)
 Octel                                                       2,899                 74,852
CHEMICALS-SPECIALTY (0.89%)
 Albemarle                                                   7,650                235,620
 MacDermid                                                   5,594                163,681
 OM Group /1/                                               12,919                413,666
                                                                                  812,967
CIRCUIT BOARDS (0.60%)
 Benchmark Electronics /1/                                  19,099                545,849
COMMERCIAL BANKS (5.63%)
 City Holding                                                2,946                 89,765
 Columbia Banking Systems                                    8,247                179,537
 Commerce Bancorp.                                           4,579                230,507
 Community Bank System                                       6,764                152,258
 Cullen/Frost Bankers                                        3,316                142,654
 First Bancorp.                                              6,301                267,477
 First Midwest Bancorp                                       6,152                207,753
 Greater Bay Bancorp                                        23,992                632,189
 Hibernia                                                   35,931                909,054
 Hudson United Bancorp                                      18,401                630,234
 Pacific Capital Bancorp.                                   14,951                414,442
 Provident Bankshares                                        1,347                 40,262
 R&G Financial                                              14,535                509,888
 South Financial Group /2/                                  26,689                723,005
                                                                                5,129,025
COMMERCIAL SERVICES (0.32%)
 Pre-Paid Legal Services /1/                                12,680                293,542
COMMUNICATIONS SOFTWARE (0.34%)
 Inter-Tel                                                  14,361                311,490
COMPUTER SERVICES (0.80%)
 Cognizant Technology Solutions /1/                         10,670                293,959
 Perot Systems /1/                                          16,652                210,148
 SRA International /1/                                       5,183                220,329
                                                                                  724,436
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 RadiSys /1/                                                16,660                206,751
COMPUTERS-MEMORY DEVICES (0.49%)
 SanDisk /1/                                                 9,480                230,554
 Storage Technology /1/                                      8,740                218,063
                                                                                  448,617

                                                              Shares
                                                               Held                Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.34%)
                                                                              $
 Electronics for Imaging /1/                                15,339                307,854
CONSULTING SERVICES (0.34%)
 Charles River Associates /1/                                9,610                307,904
CONSUMER PRODUCTS-MISCELLANEOUS (0.61%)
 Central Garden & Pet /1/                                    5,030                142,751
 Scotts /1/                                                  6,694                408,334
                                                                                  551,085
CONTAINERS-METAL & GLASS (0.27%)
 Silgan Holdings                                             5,091                244,928
DATA PROCESSING & MANAGEMENT (0.28%)
 Global Payments                                             5,523                252,125
DENTAL SUPPLIES & EQUIPMENT (0.60%)
 Sybron Dental Specialties /1/                              20,356                547,576
DIAGNOSTIC EQUIPMENT (0.13%)
 Gen-Probe /1/                                               3,180                118,996
DIALYSIS CENTERS (0.40%)
 DaVita /1/                                                 11,977                363,741
DIRECT MARKETING (0.49%)
 Catalina Marketing /1/                                     22,146                442,256
DISPOSABLE MEDICAL PRODUCTS (0.20%)
 Merit Medical Systems /1/                                  10,773                181,848
DISTRIBUTION-WHOLESALE (2.25%)
 Aviall /1/                                                 10,278                206,074
 Hughes Supply                                              11,954                728,238
 Owens & Minor                                              14,548                373,447
 United Stationers /1/                                      10,756                424,002
 Watsco                                                     10,960                320,470
                                                                                2,052,231
DIVERSIFIED MANUFACTURING OPERATIONS (0.51%)
 Carlisle                                                    7,355                466,969
E-MARKETING-INFORMATION (0.52%)
 Digital River /1/                                           3,736                104,982
 Digitas /1/                                                41,932                280,525
 E.piphany /1/                                              22,142                 88,568
                                                                                  474,075
ELECTRIC PRODUCTS-MISCELLANEOUS (0.38%)
 Littelfuse /1/                                              8,833                342,720
ELECTRIC-INTEGRATED (1.27%)
 Great Plains Energy                                         3,686                105,751
 MDU Resources Group                                        28,507                696,996
 OGE Energy                                                 14,047                349,630
                                                                                1,152,377
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.72%)
 DSP Group /1/                                              20,934                412,609
 Methode Electronics                                        18,733                244,091
                                                                                  656,700
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.31%)
 Conexant Systems /1/                                       26,750                 42,533

                                                               Shares
                                                                Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                              $
 Fairchild Semiconductor International /1/                  24,600                361,374
 Integrated Silicon Solution /1/                             7,236                 60,927
 Microsemi /1/                                              31,493                385,789
 PMC - Sierra /1/                                           13,017                154,642
 Silicon Laboratories /1/                                    5,379                189,825
                                                                                1,195,090
ELECTRONIC CONNECTORS (0.61%)
 Amphenol /1/                                               17,781                558,857
ELECTRONIC MEASUREMENT INSTRUMENTS (0.29%)
 Tektronix                                                   8,811                267,854
ELECTRONIC PARTS DISTRIBUTION (0.57%)
 Avnet /1/                                                  26,640                517,349
ELECTRONICS-MILITARY (0.91%)
 Engineered Support Systems                                 14,800                829,836
ENGINES-INTERNAL COMBUSTION (0.89%)
 Briggs & Stratton                                           9,741                813,373
ENTERPRISE SOFTWARE & SERVICE (1.34%)
 Ascential Software /1/                                      7,893                 96,926
 Hyperion Solutions /1/                                     17,535                719,286
 MicroStrategy /1/                                          10,041                404,250
                                                                                1,220,462
ENVIRONMENTAL CONSULTING & ENGINEERING (0.18%)
 Tetra Tech /1/                                             10,351                167,065
FILTRATION & SEPARATION PRODUCTS (0.47%)
 CLARCOR                                                     9,704                426,976
FINANCE-CONSUMER LOANS (0.70%)
 Collegiate Funding Services /1/                            13,298                186,571
 Portfolio Recovery Associates /1/                           9,979                264,144
 World Acceptance /1/                                        8,554                182,970
                                                                                  633,685
FINANCE-INVESTMENT BANKER & BROKER (0.09%)
 Raymond James Financial                                     3,553                 83,034
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 American Home Mortgage Investment                          16,989                439,166
 New Century Financial                                      12,698                597,441
                                                                                1,036,607
FOOTWEAR & RELATED APPAREL (0.19%)
 Wolverine World Wide                                        7,411                173,269
GARDEN PRODUCTS (0.25%)
 Toro                                                        3,532                231,346
GAS-DISTRIBUTION (2.00%)
 AGL Resources                                              16,449                486,068
 Energen                                                    16,588                785,442
 ONEOK                                                      15,514                325,794
 UGI /2/                                                     6,991                226,438
                                                                                1,823,742
HOTELS & MOTELS (0.22%)
 Choice Hotels International                                 3,874                203,772

                                                               Shares
                                                                Held                Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.87%)
                                                                              $
 Korn/Ferry International /1/                               14,649                261,192
 Labor Ready /1/                                            38,094                534,078
                                                                                  795,270
INDUSTRIAL AUTOMATION & ROBOTS (0.15%)
 Cognex                                                      4,620                138,970
INDUSTRIAL GASES (0.21%)
 Airgas                                                      8,672                188,616
INSTRUMENTS-SCIENTIFIC (0.19%)
 Dionex /1/                                                  3,737                176,349
INTERNET APPLICATION SOFTWARE (0.52%)
 eResearch Technology /1/                                   19,126                476,429
INTERNET BROKERS (0.31%)
 E*trade Group /1/                                          25,436                281,577
INTERNET FINANCIAL SERVICES (0.14%)
 IndyMac Bancorp                                             3,752                124,641
INTERNET SECURITY (0.29%)
 RSA Security /1/                                           14,414                268,389
INTIMATE APPAREL (0.14%)
 Warnaco Group /1/                                           6,584                124,438
LIFE & HEALTH INSURANCE (0.65%)
 Stancorp Financial Group                                    5,996                421,519
 Universal American Financial /1/                           15,389                166,970
                                                                                  588,489
MACHINERY-CONSTRUCTION & MINING (0.22%)
 Joy Global                                                  6,706                199,101
MACHINERY-GENERAL INDUSTRY (0.29%)
 Albany International                                        1,587                 47,483
 Gardner Denver /1/                                          8,002                214,294
                                                                                  261,777
MEDICAL INSTRUMENTS (0.49%)
 ArthroCare /1/                                              9,201                245,023
 dj Orthopedics /1/                                          5,683                101,157
 Techne /1/                                                  2,510                 99,898
                                                                                  446,078
MEDICAL LASER SYSTEMS (0.43%)
 Candela /1/                                                41,589                391,352
MEDICAL PRODUCTS (0.41%)
 Cooper                                                      3,268                194,283
 INAMED /1/                                                  3,292                178,360
                                                                                  372,643
MEDICAL-BIOMEDICAL/GENE (0.50%)
 Celera Genomics Group /1/                                  18,641                218,845
 Human Genome Sciences /1/                                  10,032                100,571
 Lexicon Genetics /1/                                       22,221                134,659
                                                                                  454,075
MEDICAL-DRUGS (0.82%)
 Endo Pharmaceuticals Holdings /1/                          15,569                298,925
 First Horizon Pharmaceutical /1/                            7,102                124,072

                                                               Shares
                                                                Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                              $
 Hi-Tech Pharmacal /1/                                       8,610                125,792
 Ligand Pharmaceuticals /1/                                 14,225                196,447
                                                                                  745,236
MEDICAL-HMO (2.51%)
 AMERIGROUP /1/                                             14,802                709,904
 Coventry Health Care /1/                                    6,386                326,389
 Sierra Health Services /1/                                 20,342                899,116
 WellChoice /1/                                              9,473                346,712
                                                                                2,282,121
MEDICAL-HOSPITALS (0.39%)
 United Surgical Partners International /1/                  5,542                195,300
 VCA Antech /1/                                              3,727                156,646
                                                                                  351,946
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.31%)
 Apria Healthcare Group /1/ /2/                              9,601                281,789
METAL PROCESSORS & FABRICATION (0.38%)
 Quanex                                                      7,674                349,167
METAL-ALUMINUM (0.30%)
 Century Aluminum /1/                                       11,443                269,483
METAL-COPPER (0.50%)
 Southern Peru Copper                                       11,722                458,682
MISCELLANEOUS INVESTING (6.33%)
 Capital Automotive                                         14,577                422,587
 CBL & Associates Properties                                10,889                599,984
 Entertainment Properties Trust                             12,386                437,969
 Federal Realty Investment Trust                             6,788                286,454
 Gramercy Capital /1/                                       11,393                170,895
 Health Care                                                 8,205                264,775
 Healthcare Realty Trust                                     7,688                277,691
 IMPAC Mortgage Holdings                                    35,909                824,111
 Macerich                                                   10,801                517,368
 Newcastle Investment                                       21,922                620,173
 PS Business Parks                                           4,690                188,538
 Ramco-Gershenson Properties                                 7,373                189,560
 SL Green Realty                                             7,346                360,689
 Thornburg Mortgage                                         12,395                343,713
 Ventas                                                     10,175                259,666
                                                                                5,764,173
MISCELLANEOUS MANUFACTURERS (0.10%)
 Applied Films /1/                                           5,027                 93,754
MULTIMEDIA (0.73%)
 Gemstar-TV Guide International /1/                         72,201                335,013
 Journal Communications                                      6,310                112,570
 Media General                                               3,650                218,124
                                                                                  665,707
NETWORKING PRODUCTS (0.08%)
 Foundry Networks /1/                                        6,896                 70,753
OFFICE AUTOMATION & EQUIPMENT (0.32%)
 Imagistics International /1/                                8,860                287,950

                                                              Shares
                                                               Held                Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE FURNISHINGS-ORIGINAL (0.53%)
                                                                              $
 HNI                                                        11,917                482,043
OFFICE SUPPLIES & FORMS (0.34%)
 John H. Harland                                            10,822                306,371
OIL COMPANY-EXPLORATION & PRODUCTION (4.10%)
 Denbury Resources /1/                                       5,758                125,812
 Houston Exploration /1/                                     5,204                281,016
 KCS Energy /1/                                             34,999                517,285
 Meridian Resource /1/                                      42,244                352,737
 Noble Energy                                               12,189                674,174
 Plains Exploration & Production /1/                        32,668                681,128
 Pogo Producing                                              7,430                329,743
 Unit /1/                                                   14,985                483,266
 Vintage Petroleum                                          16,865                288,392
                                                                                3,733,553
OIL FIELD MACHINERY & EQUIPMENT (0.77%)
 FMC Technologies /1/                                        8,252                247,560
 Universal Compression Holdings /1/                         13,700                449,497
                                                                                  697,057
OIL REFINING & MARKETING (0.93%)
 Tesoro Petroleum /1/                                       29,149                845,321
OIL-FIELD SERVICES (0.65%)
 Cal Dive International /1/                                 19,126                592,906
OPTICAL SUPPLIES (1.28%)
 Advanced Medical Optics /1/                                 8,802                334,916
 Bausch & Lomb                                              13,500                831,465
                                                                                1,166,381
PAPER & RELATED PRODUCTS (0.16%)
 Boise Cascade                                               4,396                141,771
PIPELINES (0.79%)
 Equitable Resources                                             7                    359
 Questar                                                    17,590                720,838
                                                                                  721,197
PRINTING-COMMERCIAL (0.66%)
 Banta                                                       9,033                358,700
 Consolidated Graphics /1/                                   5,494                239,044
                                                                                  597,744
PROPERTY & CASUALTY INSURANCE (3.07%)
 Arch Capital Group /1/                                      9,024                347,424
 Fidelity National Financial                                 9,243                335,059
 First American                                              8,360                224,549
 Infinity Property & Casualty                               17,383                500,283
 Navigators Group /1/                                        8,641                259,230
 Selective Insurance Group                                   5,288                190,421
 Stewart Information Services                                5,967                211,530
 W.R. Berkley                                               17,695                724,433
                                                                                2,792,929
RACETRACKS (0.31%)
 Penn National Gaming /1/                                    7,934                285,624
RADIO (0.55%)
 Emmis Communications /1/                                   25,231                497,555

                                                              Shares
                                                               Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.28%)
                                                                              $
 Rent-A-Center /1/                                           8,819                258,749
RESPIRATORY PRODUCTS (0.18%)
 Respironics /1/                                             2,993                166,770
RETAIL-APPAREL & SHOE (2.66%)
 Claire's Stores /2/                                        31,624                728,933
 Foot Locker                                                25,022                562,995
 Jos. A. Bank Clothiers /1/                                 10,507                322,880
 Kenneth Cole Productions                                    8,734                280,274
 Stein Mart /1/                                             28,860                523,521
                                                                                2,418,603
RETAIL-AUTO PARTS (0.21%)
 CSK Auto /1/                                               13,562                187,834
RETAIL-BOOKSTORE (1.04%)
 Barnes & Noble /1/                                         22,613                777,435
 Borders Group                                               7,331                167,660
                                                                                  945,095
RETAIL-HAIR SALONS (0.70%)
 Regis                                                      15,557                640,326
RETAIL-JEWELRY (0.23%)
 Zale /1/                                                    7,703                209,059
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Dillards                                                   10,403                237,084
RETAIL-RESTAURANTS (0.95%)
 CBRL Group                                                 12,269                407,576
 Ruby Tuesday                                               15,912                459,698
                                                                                  867,274
RETAIL-SPORTING GOODS (0.45%)
 Sports Authority /1/                                       16,065                409,657
RUBBER-TIRES (0.21%)
 Bandag                                                      4,334                193,513
SAVINGS & LOANS-THRIFTS (0.66%)
 Independence Community Bank                                 6,017                224,675
 PFF Bancorp                                                 6,254                229,647
 Sterling Financial /1/                                      4,679                148,043
                                                                                  602,365
SCHOOLS (0.29%)
 Strayer Education                                           2,733                266,249
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.50%)
 Exar /1/                                                    6,700                 90,249
 Micrel /1/                                                 19,909                204,466
 Vitesse Semiconductor /1/                                  55,724                156,027
                                                                                  450,742
SEMICONDUCTOR EQUIPMENT (0.88%)
 Brooks Automation /1/                                       3,828                 55,162
 MKS Instruments /1/                                         6,155                 90,602
 Mykrolis /1/                                                6,807                 68,070
 Ultratech /1/                                              16,690                207,957

                                                              Shares
                                                               Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
 Varian Semiconductor Equipment                                               $
  Associates /1/                                            12,815                382,784
                                                                                  804,575
STEEL PRODUCERS (0.53%)
 Schnitzer Steel Industries                                 15,626                483,312
STEEL-SPECIALTY (0.10%)
 Gibraltar Steel                                             2,931                 94,525
TELECOMMUNICATION EQUIPMENT (1.78%)
 Adtran                                                     11,490                306,898
 Comtech Telecommunications /1/                              5,328                106,134
 Ditech Communications /1/                                  28,135                579,300
 Plantronics /1/                                             9,139                353,496
 Tekelec /1/                                                 8,346                162,163
 Westell Technologies /1/                                   28,310                114,655
                                                                                1,622,646
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.40%)
 C-COR.net /1/                                              33,415                271,330
 Sycamore Networks /1/                                      24,244                 90,672
                                                                                  362,002
TELECOMMUNICATION SERVICES (0.69%)
 Aspect Communications /1/                                  36,068                305,496
 MasTec /1/                                                 51,629                322,165
                                                                                  627,661
THERAPEUTICS (0.37%)
 Corixa /1/                                                 17,364                 78,485
 Eyetech Pharmaceuticals /1/                                 4,003                148,512
 Tanox /1/                                                   7,172                112,385
                                                                                  339,382
TOBACCO (0.38%)
 Universal                                                   7,154                345,037
TOYS (0.14%)
 Hasbro                                                      6,812                123,774
TRANSACTIONAL SOFTWARE (0.35%)
 Transaction Systems Architects /1/                         18,897                323,139
TRANSPORT-SERVICES (0.21%)
 Offshore Logistics /1/                                      6,601                191,099
TRANSPORT-TRUCK (0.70%)
 Heartland Express                                           5,309                143,396
 J.B. Hunt Transport Services                                5,234                201,038
 Yellow Roadway /1/                                          6,739                293,214
                                                                                  637,648
TRUCKING & LEASING (0.34%)
 Ryder System /2/                                            7,175                307,808
VITAMINS & NUTRITION PRODUCTS (0.29%)
 USANA Health Sciences /1/                                   8,731                259,747
WEB PORTALS (0.48%)
 United Online /1/                                          28,001                436,816

                                                              Shares
                                                               Held                Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.14%)
                                                                              $
 SpectraLink                                                13,470                124,059
                                 TOTAL COMMON STOCKS                           82,210,970


                                                              Principal
                                                                Amount              Value
-------------------------------------------------------------------------------------------------
BONDS (0.07%)
BUILDING-RESIDENTIAL & COMMERCIAL (0.07%)
 Brookfield Homes
                                                          $                   $
  12.00%; 06/30/20                                          59,000                 60,918
                                         TOTAL BONDS                               60,918

                                                              Principal
                                                                Amount              Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (9.76%)
FINANCE-MORTGAGE LOAN/BANKER (9.76%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                           8,883,983              8,883,667
                               TOTAL COMMERCIAL PAPER                              8,883,667
                                                                                  -----------

                TOTAL PORTFOLIO INVESTMENTS (100.14%)                             91,155,555
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.14%)                                   (130,313)
                           TOTAL NET ASSETS (100.00%)                            $91,025,242
                                                                                --------------

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
   Contract                       Opening       Current         Unrealized
     Type         Commitment   Market Value   Market Value      Gain (Loss)
--------------------------------------------------------------------------------
Futures Contracts

15 Russell 2000,       Buy       $4,254,575    $4,137,750        $(116,825)
September, 2004
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $10,314,763
Unrealized Depreciation                       (4,824,687)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,490,076
Cost for federal income tax purposes         $85,665,479

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           JULY 31, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (96.51%)
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
                                                                               $
 Orbital Sciences /1/                                        17,000                194,650
AIRLINES (0.87%)
 Northwest Airlines /1/                                      14,190                122,460
 Pinnacle Airlines /1/                                        9,450                 94,594
                                                                                   217,054
APPAREL MANUFACTURERS (1.16%)
 Kellwood                                                     4,050                162,608
 Quiksilver /1/                                               5,870                126,557
                                                                                   289,165
APPLICATIONS SOFTWARE (1.30%)
 Progress Software /1/                                        8,350                172,260
 Quest Software /1/                                          12,480                150,509
                                                                                   322,769
AUDIO & VIDEO PRODUCTS (0.54%)
 Polycom /1/                                                  6,930                133,610
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.76%)
 Drew Industries /1/                                          2,660                101,532
 ElkCorp                                                      4,050                 88,412
                                                                                   189,944
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.44%)
 Dycom Industries /1/                                         4,050                109,107
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.54%)
 Eagle Materials                                              2,050                135,259
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.43%)
 Winnebago Industries                                         2,930                107,971
CHEMICALS-SPECIALTY (1.01%)
 Ferro                                                        4,400                 87,604
 MacDermid                                                    5,575                163,124
                                                                                   250,728
CIRCUIT BOARDS (1.26%)
 Benchmark Electronics /1/                                    6,080                173,766
 TTM Technologies /1/                                        12,160                139,597
                                                                                   313,363
COMMERCIAL BANKS (4.38%)
 City Holding                                                 5,474                166,793
 City National                                                1,760                113,520
 First Bancorp.                                               4,050                171,922
 Hudson United Bancorp                                        3,078                105,422
 MB Financial                                                 4,860                177,098
 Oriental Financial Group                                     3,850                 97,983
 R&G Financial                                                7,292                255,803
                                                                                 1,088,541
COMMERCIAL SERVICES (0.79%)
 Plexus /1/                                                  12,020                134,744
 Wireless Facilities /1/                                      8,110                 60,663
                                                                                   195,407
COMMUNICATIONS SOFTWARE (0.65%)
 Avid Technology /1/                                          3,430                160,318
COMPUTER SERVICES (1.06%)
 Kanbay International /1/                                     8,785                136,255

                                                             Shares
                                                              Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                               $
 Perot Systems /1/                                           10,130                127,841
                                                                                   264,096
COMPUTERS-INTEGRATED SYSTEMS (0.50%)
 Micros Systems /1/                                           2,550                123,981
COMPUTERS-MEMORY DEVICES (0.30%)
 Silicon Storage Technology /1/                              11,080                 73,571
CONSULTING SERVICES (1.18%)
 Charles River Associates /1/                                 4,870                156,035
 LECG /1/                                                     7,780                137,706
                                                                                   293,741
DATA PROCESSING & MANAGEMENT (0.86%)
 Global Payments                                              4,656                212,546
DENTAL SUPPLIES & EQUIPMENT (1.10%)
 Align Technology /1/                                         8,110                139,330
 Sybron Dental Specialties /1/                                5,015                134,903
                                                                                   274,233
DIAGNOSTIC EQUIPMENT (1.32%)
 Cytyc /1/                                                    6,340                153,238
 Gen-Probe /1/                                                4,670                174,751
                                                                                   327,989
DIAGNOSTIC KITS (0.95%)
 Dade Behring Holdings /1/                                    3,040                151,058
 Meridian Bioscience                                          7,090                 84,300
                                                                                   235,358
DIALYSIS CENTERS (0.59%)
 DaVita /1/                                                   4,845                147,143
DISTRIBUTION-WHOLESALE (2.84%)
 Aviall /1/                                                   8,253                165,473
 Owens & Minor                                                5,420                139,131
 Scansource /1/                                               2,440                142,984
 United Stationers /1/                                        3,443                135,723
 Watsco                                                       4,220                123,393
                                                                                   706,704
DIVERSIFIED MANUFACTURING OPERATIONS (1.13%)
 Acuity Brands                                                5,580                133,083
 Griffon /1/                                                  7,090                148,677
                                                                                   281,760
DIVERSIFIED MINERALS (0.64%)
 AMCOL International                                          7,870                158,187
E-MARKETING-INFORMATION (1.20%)
 Digital River /1/                                            5,430                152,583
 Digitas /1/                                                 21,785                145,742
                                                                                   298,325
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.40%)
 DSP Group /1/                                                5,070                 99,930
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.24%)
 Microsemi /1/                                               10,130                124,092
 OmniVision Technologies /1/                                  5,310                 62,552
 Semtech /1/                                                  6,080                120,688
                                                                                   307,332
                                                             Shares
                                                              Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.66%)
                                                                               $
 Trimble Navigation /1/                                       5,920                164,398
ELECTRONIC PARTS DISTRIBUTION (0.83%)
 Arrow Electronics /1/                                        8,740                206,788
ELECTRONICS-MILITARY (0.91%)
 Engineered Support Systems                                   4,050                227,083
ENERGY-ALTERNATE SOURCES (0.45%)
 Headwaters /1/                                               4,040                112,070
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.39%)
 URS /1/                                                      4,050                 97,808
ENGINES-INTERNAL COMBUSTION (0.44%)
 Briggs & Stratton                                            1,320                110,220
ENTERPRISE SOFTWARE & SERVICE (0.85%)
 Epicor Software /1/                                          6,550                 81,089
 Hyperion Solutions /1/                                       3,200                131,264
                                                                                   212,353
ENTERTAINMENT SOFTWARE (0.60%)
 Activision /1/                                              10,130                148,405
FILTRATION & SEPARATION PRODUCTS (0.72%)
 CLARCOR                                                      4,050                178,200
FINANCE-AUTO LOANS (0.41%)
 WFS Financial /1/                                            2,250                102,938
FINANCE-CONSUMER LOANS (0.55%)
 First Marblehead /1/                                         3,259                136,748
FINANCE-MORTGAGE LOAN/BANKER (0.47%)
 American Home Mortgage Investment                            4,555                117,747
FINANCE-OTHER SERVICES (0.38%)
 Asset Acceptance Capital /1/                                 5,488                 94,503
FOOTWEAR & RELATED APPAREL (0.48%)
 Wolverine World Wide                                         5,070                118,537
GARDEN PRODUCTS (0.80%)
 Toro                                                         3,040                199,120
HOME FURNISHINGS (0.44%)
 Tempur-Pedic International /1/                               8,750                109,988
HUMAN RESOURCES (1.07%)
 Administaff /1/                                              8,000                106,400
 Labor Ready /1/                                             11,320                158,706
                                                                                   265,106
INDUSTRIAL AUTOMATION & ROBOTS (0.49%)
 Cognex                                                       4,065                122,275
INSTRUMENTS-SCIENTIFIC (0.73%)
 Dionex /1/                                                   3,848                181,587
INTERNET APPLICATION SOFTWARE (1.01%)
 eResearch Technology /1/                                     5,890                146,720
 WebEx Communications /1/                                     5,070                104,036
                                                                                   250,756

                                                              Shares
                                                               Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.45%)
                                                                               $
 Ask Jeeves /1/                                               3,810                110,795
INTERNET FINANCIAL SERVICES (0.60%)
 IndyMac Bancorp                                              4,454                147,962
INTERNET INFRASTRUCTURE SOFTWARE (1.09%)
 F5 Networks /1/                                              4,050                106,069
 TIBCO Software /1/                                          23,199                164,017
                                                                                   270,086
LEISURE & RECREATION PRODUCTS (0.31%)
 Multimedia Games /1/                                         4,050                 76,667
MACHINERY-CONSTRUCTION & MINING (0.36%)
 Joy Global                                                   3,040                 90,258
MACHINERY-GENERAL INDUSTRY (1.28%)
 Gardner Denver /1/                                           4,890                130,954
 Nordson                                                      4,450                186,322
                                                                                   317,276
MEDICAL INFORMATION SYSTEM (0.45%)
 Dendrite International /1/                                   7,540                112,421
MEDICAL INSTRUMENTS (1.51%)
 Conmed /1/                                                   4,460                 98,834
 dj Orthopedics /1/                                           5,979                106,426
 Techne /1/                                                   4,252                169,229
                                                                                   374,489
MEDICAL LABORATORY & TESTING SERVICE (0.74%)
 Inveresk Research Group /1/                                  5,090                184,767
MEDICAL LASER SYSTEMS (0.46%)
 Candela /1/                                                 12,160                114,426
MEDICAL PRODUCTS (2.86%)
 American Medical Systems Holding /1/                         3,850                122,507
 Cooper                                                       1,321                 78,533
 Haemonetics /1/                                              6,080                182,400
 INAMED /1/                                                   1,624                 87,988
 PolyMedica                                                   4,810                146,513
 Wright Medical Group /1/                                     3,390                 93,666
                                                                                   711,607
MEDICAL-BIOMEDICAL/GENE (0.93%)
 Affymetrix /1/                                               4,050                109,390
 Lexicon Genetics /1/                                        20,260                122,776
                                                                                   232,166
MEDICAL-DRUGS (1.24%)
 Cephalon /1/                                                 3,747                189,298
 Santarus /1/                                                11,719                118,362
                                                                                   307,660
MEDICAL-HMO (0.90%)
 AMERIGROUP /1/                                               3,465                166,181
 Sierra Health Services /1/                                   1,313                 58,035
                                                                                   224,216
MEDICAL-HOSPITALS (2.30%)
 LifePoint Hospitals /1/                                      3,620                120,944
 Province Healthcare /1/                                     10,130                147,189
 Symbion /1/                                                  9,403                161,168

                                                               Shares
                                                                Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                               $
 United Surgical Partners International /1/                   4,050                142,722
                                                                                   572,023
MEDICAL-NURSING HOMES (0.67%)
 Beverly Enterprises /1/                                     21,280                167,686
METAL PROCESSORS & FABRICATION (1.00%)
 Commercial Metals                                            4,570                158,259
 Mueller Industries                                           2,350                 89,582
                                                                                   247,841
MOTION PICTURES & SERVICES (0.46%)
 Macrovision /1/                                              5,235                113,285
MULTIMEDIA (0.51%)
 Journal Communications                                       7,150                127,556
OFFICE AUTOMATION & EQUIPMENT (0.48%)
 Global Imaging Systems /1/                                   3,930                119,197
OFFICE FURNISHINGS-ORIGINAL (0.33%)
 HNI                                                          2,030                 82,114
OFFICE SUPPLIES & FORMS (0.41%)
 John H. Harland                                              3,610                102,199
OIL & GAS (0.52%)
 Spinnaker Exploration /1/                                    3,620                129,487
OIL COMPANY-EXPLORATION & PRODUCTION (2.91%)
 Comstock Resources /1/                                       4,887                102,823
 KCS Energy /1/                                              13,620                201,304
 Magnum Hunter Resources /1/                                 14,220                152,438
 Swift Energy /1/                                             6,470                146,804
 Unit /1/                                                     3,700                119,325
                                                                                   722,694
OIL FIELD MACHINERY & EQUIPMENT (0.95%)
 Carbo Ceramics                                               1,440                101,995
 Universal Compression Holdings /1/                           4,120                135,177
                                                                                   237,172
PHYSICIAN PRACTICE MANAGEMENT (1.52%)
 American Healthways /1/                                      8,110                220,836
 Pediatrix Medical Group /1/                                  2,497                157,910
                                                                                   378,746
PROPERTY & CASUALTY INSURANCE (1.71%)
 Arch Capital Group /1/                                       4,050                155,925
 Bristol West Holdings /1/                                    3,747                 65,385
 Direct General                                               3,220                 95,763
 Stewart Information Services                                 3,040                107,768
                                                                                   424,841
PUBLICLY TRADED INVESTMENT FUND (3.98%)
 iShares Russell 2000 Growth Index Fund                       8,690                493,679
 iShares S&P SmallCap 600 Growth Index Fund                   5,420                494,954
                                                                                   988,633
RACETRACKS (1.03%)
 Penn National Gaming /1/                                     7,090                255,240

                                                              Shares
                                                               Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.36%)
                                                                               $
 Spanish Broadcasting System /1/                             10,490                 90,109
RECREATIONAL CENTERS (0.34%)
 Life Time Fitness                                            3,598                 83,294
RECREATIONAL VEHICLES (1.10%)
 Polaris Industries                                           3,040                145,312
 Thor Industries                                              4,050                126,805
                                                                                   272,117
RESEARCH & DEVELOPMENT (0.51%)
 Pharmaceutical Product Development /1/                       3,620                126,917
RESPIRATORY PRODUCTS (0.61%)
 Respironics /1/                                              2,710                151,001
RETAIL-APPAREL & SHOE (2.86%)
 Aeropostale /1/                                              3,354                102,230
 AnnTaylor Stores /1/                                         6,075                163,053
 Charlotte Russe Holding /1/                                  6,310                129,607
 Jos. A. Bank Clothiers /1/                                   5,550                170,552
 Pacific Sunwear of California /1/                            7,090                144,636
                                                                                   710,078
RETAIL-AUTO PARTS (0.57%)
 Advance Auto Parts /1/                                       3,848                142,838
RETAIL-COMPUTER EQUIPMENT (0.59%)
 Insight Enterprises /1/                                      9,120                146,285
RETAIL-GARDENING PRODUCTS (0.50%)
 Tractor Supply /1/                                           3,444                124,879
RETAIL-HAIR SALONS (0.46%)
 Regis                                                        2,750                113,190
RETAIL-HOME FURNISHINGS (0.27%)
 Design Within Reach /1/                                      4,104                 66,325
RETAIL-JEWELRY (0.52%)
 Zale /1/                                                     4,730                128,372
RETAIL-MAIL ORDER (0.65%)
 Sharper Image /1/                                            6,060                161,802
RETAIL-RESTAURANTS (0.98%)
 Buffalo Wild Wings /1/                                       3,950                116,683
 Ruby Tuesday                                                 4,420                127,694
                                                                                   244,377
RETAIL-SPORTING GOODS (1.04%)
 Cabela's /1/                                                 2,933                 78,751
 Gander Mountain /1/                                          4,930                105,748
 Sports Authority /1/                                         2,907                 74,129
                                                                                   258,628
SAVINGS & LOANS-THRIFTS (1.06%)
 Flagstar Bancorp.                                            7,650                150,475
 Independence Community Bank                                  3,040                113,514
                                                                                   263,989
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.03%)
 Micrel /1/                                                  16,250                166,887

                                                              Shares
                                                               Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                               $
 Standard Microsystems /1/                                    5,171                 88,993
                                                                                   255,880
SEMICONDUCTOR EQUIPMENT (0.37%)
 Varian Semiconductor Equipment  Associates
  /1/                                                         3,040                 90,805
STEEL PIPE & TUBE (0.82%)
 Maverick Tube /1/                                            7,090                204,476
STEEL PRODUCERS (0.38%)
 Schnitzer Steel Industries                                   3,045                 94,182
TELECOMMUNICATION EQUIPMENT (0.90%)
 Andrew /1/                                                   6,080                 65,968
 Tekelec /1/                                                  8,110                157,577
                                                                                   223,545
TELEVISION (0.44%)
 Sinclair Broadcast Group                                    10,930                108,316
THERAPEUTICS (2.97%)
 Connetics /1/                                                6,280                172,889
 Eyetech Pharmaceuticals /1/                                  4,969                184,350
 MGI Pharma /1/                                               5,910                165,539
 Onyx Pharmaceuticals /1/                                     2,130                 72,697
 Tanox /1/                                                    9,120                142,910
                                                                                   738,385
TRANSACTIONAL SOFTWARE (0.37%)
 Transaction Systems Architects /1/                           5,380                 91,998
TRANSPORT-SERVICES (0.38%)
 Pacer International /1/                                      6,030                 95,184
TRANSPORT-TRUCK (1.06%)
 Overnite                                                     4,794                143,293
 Werner Enterprises                                           6,080                121,174
                                                                                   264,467
WEB PORTALS (0.51%)
 United Online /1/                                            8,070                125,892
                            TOTAL COMMON STOCKS                                 23,990,253






                                                              Principal
                                                                Amount                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.39%)
FINANCE-MORTGAGE LOAN/BANKER (3.39%)

 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                          $                  $
  1.28%; 08/02/04                                           841,533                841,504
                             TOTAL COMMERCIAL PAPER                                841,504
                                                                               -----------

               TOTAL PORTFOLIO INVESTMENTS (99.90%)                             24,831,757
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                                    24,717
                         TOTAL NET ASSETS (100.00%)                          $  24,856,474
                                                                               -------------

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           JULY 31, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.16%)
AEROSPACE & DEFENSE (0.40%)
                                                                                $
 Esterline Technologies /1/                                    4,826                 151,488
 Gencorp                                                      10,150                 119,872
 Teledyne Technologies /1/                                     7,402                 160,327
                                                                                     431,687
AEROSPACE & DEFENSE EQUIPMENT (1.12%)
 AAR /1/                                                       7,353                  76,471
 Armor Holdings /1/                                            7,436                 271,414
 Curtiss-Wright                                                4,786                 257,248
 DRS Technologies /1/                                          5,944                 212,320
 Kaman                                                         5,172                  64,340
 Moog /1/                                                      5,934                 215,820
 Triumph Group /1/                                             3,617                 119,289
                                                                                   1,216,900
AGRICULTURAL OPERATIONS (0.18%)
 Delta & Pine Land                                             8,731                 196,011
AIRLINES (0.31%)
 Atlantic Coast Airlines Holdings /1/                         10,337                  37,937
 Frontier Airlines /1/                                         8,101                  63,755
 Mesa Air Group /1/                                            7,229                  45,109
 Skywest                                                      13,236                 187,025
                                                                                     333,825
APPAREL MANUFACTURERS (1.07%)
 Ashworth /1/                                                  3,067                  26,530
 Gymboree /1/                                                  6,972                 110,367
 Haggar                                                        1,630                  31,378
 Kellwood                                                      6,189                 248,488
 Oshkosh B'gosh                                                2,678                  60,068
 Oxford Industries                                             3,697                 146,290
 Phillips-Van Heusen                                           7,015                 133,075
 Quiksilver /1/                                               12,940                 278,986
 Russell                                                       7,440                 131,614
                                                                                   1,166,795
APPLIANCES (0.05%)
 Applica /1/                                                   5,480                  28,222
 Fedders                                                       6,941                  27,972
                                                                                      56,194
APPLICATIONS SOFTWARE (0.54%)
 EPIQ Systems /1/                                              4,066                  60,583
 Mapinfo /1/                                                   4,606                  47,626
 MRO Software /1/                                              5,672                  60,180
 Pinnacle Systems /1/                                         15,688                  61,968
 Progress Software /1/                                         8,214                 169,455
 Roxio /1/                                                     7,654                  34,060
 Serena Software /1/                                          10,129                 155,987
                                                                                     589,859
ATHLETIC EQUIPMENT (0.13%)
 Nautilus Group                                                7,441                 137,807
ATHLETIC FOOTWEAR (0.13%)
 K-Swiss                                                       8,056                 145,008
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                                       11                       4

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO REPAIR CENTERS (0.06%)
                                                                                $
 Midas /1/                                                     3,521                  62,850
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.39%)
 Oshkosh Truck                                                 8,038                 425,773
AUTO-TRUCK TRAILERS (0.20%)
 Wabash National /1/                                           7,659                 221,192
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 Tower Automotive /1/                                         13,234                  41,687
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.06%)
 Standard Motor Products                                       4,505                  64,422
BANKS (0.13%)
 Boston Private Financial Holdings                             6,227                 144,529
BATTERIES & BATTERY SYSTEMS (0.29%)
 Rayovac /1/                                                   7,854                 209,937
 Wilson Greatbatch Technologies /1/                            4,872                 106,697
                                                                                     316,634
BROADCASTING SERVICES & PROGRAMMING (0.06%)
 4 Kids Entertainment /1/                                      3,153                  68,672
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.38%)
 ElkCorp                                                       4,494                  98,104
 Simpson Manufacturing                                         5,535                 310,015
                                                                                     408,119
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Insituform Technologies /1/                                   6,091                 109,455
BUILDING PRODUCTS-AIR & HEATING (0.22%)
 Lennox International                                         13,413                 236,337
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.58%)
 Florida Rock Industries                                       9,862                 423,376
 Texas Industries                                              4,827                 206,740
                                                                                     630,116
BUILDING PRODUCTS-DOORS & WINDOWS (0.06%)
 Apogee Enterprises                                            6,260                  65,855
BUILDING PRODUCTS-WOOD (0.11%)
 Universal Forest Products                                     4,066                 123,484
BUILDING-MAINTENANCE & SERVICE (0.18%)
 ABM Industries                                               11,145                 200,499
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.82%)
 Champion Enterprises /1/                                     16,060                 156,264
 Coachmen Industries                                           3,572                  55,545
 Fleetwood Enterprises /1/                                    12,130                 163,027
 Monaco Coach                                                  6,688                 162,385
 Skyline                                                       1,914                  71,584
 Winnebago Industries                                          7,757                 285,845
                                                                                     894,649
BUILDING-RESIDENTIAL & COMMERCIAL (1.59%)
 MDC Holdings                                                  7,437                 499,395
 Meritage /1/                                                  3,001                 185,762
 NVR /1/                                                       1,476                 687,816

                                                               Shares
                                                                Held                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                $
 Standard-Pacific                                              7,755                 359,910
                                                                                   1,732,882
BUSINESS TO BUSINESS-E COMMERCE (0.02%)
 QRS /1/                                                       3,635                  24,609
CASINO HOTELS (0.18%)
 Aztar /1/                                                     7,875                 191,126
CASINO SERVICES (0.16%)
 Shuffle Master /1/                                            5,290                 169,227
CELLULAR TELECOMMUNICATIONS (0.03%)
 Boston Communications Group /1/                               4,177                  36,048
CHEMICALS-DIVERSIFIED (0.25%)
 Georgia Gulf                                                  7,526                 267,549
CHEMICALS-FIBERS (0.05%)
 Wellman                                                       7,271                  51,188
CHEMICALS-PLASTICS (0.27%)
 A. Schulman                                                   6,875                 143,138
 PolyOne /1/                                                  20,881                 150,970
                                                                                     294,107
CHEMICALS-SPECIALTY (0.81%)
 Arch Chemicals                                                5,307                 151,143
 H.B. Fuller                                                   6,498                 173,692
 MacDermid                                                     6,908                 202,128
 OM Group /1/                                                  6,466                 207,041
 OMNOVA Solutions /1/                                          9,163                  57,177
 Penford                                                       1,998                  35,045
 Quaker Chemical                                               2,195                  54,656
                                                                                     880,882
CIRCUIT BOARDS (0.38%)
 Benchmark Electronics /1/                                     9,359                 267,480
 Park Electrochemical                                          4,525                 103,985
 SBS Technologies /1/                                          3,481                  44,731
                                                                                     416,196
COAL (0.44%)
 Massey Energy                                                17,302                 478,400
COLLECTIBLES (0.08%)
 Action Performance                                            4,180                  45,144
 Department 56 /1/                                             3,016                  46,507
                                                                                      91,651
COMMERCIAL BANKS (5.95%)
 Chittenden                                                    8,392                 285,076
 Community First Bankshares                                    8,407                 270,705
 East-West Bancorp                                            11,456                 386,296
 First Bancorp.                                                9,170                 389,267
 First Midwest Bancorp                                        10,615                 358,469
 First Republic Bank                                           3,612                 156,400
 Fremont General                                              17,575                 330,059
 Gold Banc                                                     9,137                 142,080
 Hudson United Bancorp                                        10,233                 350,480
 Irwin Financial                                               6,446                 172,302
 PrivateBancorp                                                4,856                 135,968
 Provident Bankshares                                          7,492                 223,936

                                                               Shares
                                                               Held                   Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Republic Bancorp.                                            14,595                 213,817
 Riggs National                                                6,602                 147,159
 South Financial Group                                        16,023                 434,063
 Southwest Bancorp. of Texas                                  15,650                 318,478
 Sterling Bancshares                                          10,206                 133,086
 Susquehanna Bancshares                                       10,502                 244,382
 Trustco Bank                                                 16,965                 214,438
 UCBH Holdings                                                10,296                 402,471
 Umpqua Holdings                                               9,965                 225,309
 United Bankshares                                             9,928                 312,931
 Whitney Holding                                               9,260                 378,364
 Wintrust Financial                                            4,615                 244,733
                                                                                   6,470,265
COMMERCIAL SERVICE-FINANCE (0.36%)
 Coinstar /1/                                                  4,861                  98,921
 NCO Group /1/                                                 7,177                 179,210
 PRG-Schultz International /1/                                14,083                  71,682
 Rewards Network /1/                                           5,579                  37,937
                                                                                     387,751
COMMERCIAL SERVICES (0.72%)
 Arbitron /1/                                                  7,051                 242,766
 Central Parking                                               8,299                 132,203
 CPI                                                           1,856                  24,908
 Insurance Auto Auctions /1/                                   2,647                  40,181
 Memberworks /1/                                               2,401                  64,131
 Pre-Paid Legal Services /1/                                   3,755                  86,928
 Sourcecorp /1/                                                3,672                  86,329
 StarTek                                                       3,291                 101,132
                                                                                     778,578
COMMUNICATIONS SOFTWARE (0.51%)
 Avid Technology /1/                                           7,207                 336,855
 Captaris /1/                                                  7,325                  40,434
 Digi International /1/                                        4,888                  55,479
 Inter-Tel                                                     5,856                 127,017
                                                                                     559,785
COMPUTER AIDED DESIGN (0.15%)
 ANSYS /1/                                                     3,502                 166,135
COMPUTER DATA SECURITY (0.01%)
 SCM Microsystems /1/                                          3,513                  13,209
COMPUTER SERVICES (0.84%)
 CACI International /1/                                        6,644                 273,135
 Carreker /1/                                                  5,565                  52,534
 CIBER /1/                                                    13,744                 103,080
 FactSet Research Systems                                      7,061                 304,682
 Manhattan Associates /1/                                      6,881                 178,631
                                                                                     912,061
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                                      5,572                  32,875
COMPUTERS-INTEGRATED SYSTEMS (0.86%)
 Agilysys                                                      7,338                 109,336
 Brooktrout /1/                                                2,979                  26,275
 Catapult Communications /1/                                   2,988                  57,370
 Kronos /1/                                                    7,080                 310,954

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                $
 Mercury Computer Systems /1/                                  4,837                 115,169
 Micros Systems /1/                                            4,222                 205,274
 NYFIX /1/                                                     7,357                  35,461
 Radiant Systems /1/                                           5,990                  24,020
 RadiSys /1/                                                   4,315                  53,549
                                                                                     937,407
COMPUTERS-MEMORY DEVICES (0.12%)
 Hutchison Technology /1/                                      5,945                 132,395
COMPUTERS-VOICE RECOGNITION (0.06%)
 Talx                                                          3,117                  68,948
CONSULTING SERVICES (0.32%)
 Maximus /1/                                                   4,947                 158,156
 Watson Wyatt /1/                                              7,343                 191,946
                                                                                     350,102
CONSUMER PRODUCTS-MISCELLANEOUS (0.44%)
 Fossil /1/                                                   16,084                 389,072
 Russ Berrie                                                   4,726                  89,983
                                                                                     479,055
CRYSTAL & GIFTWARE (0.03%)
 Enesco Group /1/                                              3,237                  27,676
DATA PROCESSING & MANAGEMENT (0.68%)
 eFunds /1/                                                   10,911                 178,504
 FileNet /1/                                                   8,880                 168,720
 Global Payments                                               8,632                 394,051
                                                                                     741,275
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                                      3,965                  58,682
DENTAL SUPPLIES & EQUIPMENT (0.22%)
 Sybron Dental Specialties /1/                                 8,789                 236,424
DIAGNOSTIC EQUIPMENT (0.13%)
 Immucor /1/                                                   6,795                 137,667
DIAGNOSTIC KITS (0.76%)
 Biosite Diagnostics /1/                                       3,571                 157,802
 Diagnostic Products                                           6,626                 266,034
 IDEXX Laboratories /1/                                        7,918                 398,988
                                                                                     822,824
DIRECT MARKETING (0.20%)
 ADVO                                                          6,918                 214,389
DISPOSABLE MEDICAL PRODUCTS (0.17%)
 ICU Medical /1/                                               3,142                  87,348
 Merit Medical Systems /1/                                     5,992                 101,145
                                                                                     188,493
DISTRIBUTION-WHOLESALE (1.65%)
 Advanced Marketing Services                                   4,343                  49,206
 Bell Microproducts /1/                                        6,194                  43,482
 Building Material Holding                                     3,056                  61,196
 Hughes Supply                                                 6,982                 425,343
 Owens & Minor                                                 8,953                 229,824
 Scansource /1/                                                2,858                 167,479
 SCP Pool /1/                                                  8,106                 334,210

                                                                Shares
                                                                 Held                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                                $
 United Stationers /1/                                         7,719                 304,283
 Watsco                                                        6,072                 177,545
                                                                                   1,792,569
DIVERSIFIED MANUFACTURING OPERATIONS (1.38%)
 A.O. Smith                                                    6,703                 192,510
 Acuity Brands                                                 9,711                 231,607
 Barnes Group                                                  5,269                 136,731
 Griffon /1/                                                   6,730                 141,128
 Lydall /1/                                                    3,703                  36,104
 Myers Industries                                              6,890                  90,259
 Roper Industries                                              8,392                 469,952
 Standex International                                         2,781                  63,296
 Tredegar                                                      8,760                 144,365
                                                                                   1,505,952
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.33%)
 Chemed                                                        2,766                 129,449
 Viad                                                          5,057                 120,913
 Volt Information Sciences /1/                                 3,471                 103,956
                                                                                     354,318
DRUG DELIVERY SYSTEMS (0.10%)
 Noven Pharmaceuticals /1/                                     5,332                 107,760
E-COMMERCE-SERVICES (0.06%)
 Pegasus Solutions /1/                                         5,302                  69,138
E-SERVICES-CONSULTING (0.29%)
 Digital Insight /1/                                           8,010                 118,788
 Websense /1/                                                  5,230                 199,734
                                                                                     318,522
ELECTRIC PRODUCTS-MISCELLANEOUS (0.18%)
 Littelfuse /1/                                                5,031                 195,203
ELECTRIC-INTEGRATED (1.04%)
 Avista                                                       11,031                 192,491
 Central Vermont Public Service                                2,760                  53,627
 CH Energy Group                                               3,594                 158,136
 Cleco                                                        10,843                 187,042
 El Paso Electric /1/                                         10,852                 163,323
 Green Mountain Power                                          1,156                  29,640
 UIL Holdings                                                  3,306                 152,010
 UniSource Energy                                              7,785                 192,212
                                                                                   1,128,479
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.98%)
 Bel Fuse                                                      2,573                  94,532
 CTS                                                           8,225                  94,341
 Cubic                                                         6,093                 123,383
 Daktronics /1/                                                4,288                 111,059
 DSP Group /1/                                                 6,649                 131,052
 Methode Electronics                                           8,090                 105,413
 Planar Systems /1/                                            3,334                  46,043
 Rogers /1/                                                    3,778                 186,822
 Technitrol /1/                                                9,199                 170,182
                                                                                   1,062,826
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.71%)
 Actel /1/                                                     5,869                  88,152
 Alliance Semiconductor /1/                                    8,041                  38,034

                                                                Shares
                                                                 Held                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                $
 ESS Technology /1/                                            8,977                  61,492
 Kopin /1/                                                    15,976                  61,188
 Microsemi /1/                                                13,555                 166,049
 Skyworks Solutions /1/ /2/                                   34,131                 286,018
 Supertex /1/                                                  2,928                  49,015
 Three-Five Systems /1/                                        4,865                  17,125
                                                                                     767,073
ELECTRONIC MEASUREMENT INSTRUMENTS (1.02%)
 Analogic                                                      3,111                 129,231
 Flir Systems /1/                                              7,668                 487,915
 Itron /1/                                                     4,754                  90,754
 Keithley Instruments                                          3,667                  75,980
 Trimble Navigation /1/                                       11,551                 320,771
                                                                                   1,104,651
ELECTRONIC SECURITY DEVICES (0.18%)
 InVision Technologies /1/                                     3,997                 198,491
ELECTRONICS-MILITARY (0.41%)
 EDO                                                           4,545                 107,626
 Engineered Support Systems                                    5,939                 333,000
                                                                                     440,625
ENERGY-ALTERNATE SOURCES (0.20%)
 Headwaters /1/                                                7,655                 212,350
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.36%)
 EMCOR Group /1/                                               3,451                 149,325
 URS /1/                                                       9,793                 236,501
                                                                                     385,826
ENGINES-INTERNAL COMBUSTION (0.39%)
 Briggs & Stratton                                             5,119                 427,437
ENTERPRISE SOFTWARE & SERVICE (0.53%)
 Concord Communications /1/                                    4,167                  38,545
 Hyperion Solutions /1/                                        8,893                 364,791
 JDA Software Group /1/                                        6,624                  70,546
 ManTech International /1/                                     7,338                 104,933
                                                                                     578,815
ENTERTAINMENT SOFTWARE (0.45%)
 Take-Two Interactive Software /1/                            10,234                 320,529
 THQ /1/                                                       8,845                 168,497
                                                                                     489,026
ENVIRONMENTAL CONSULTING & ENGINEERING (0.19%)
 Tetra Tech /1/                                               12,745                 205,704
FILTRATION & SEPARATION PRODUCTS (0.42%)
 CLARCOR                                                       5,786                 254,584
 CUNO /1/                                                      3,862                 203,373
                                                                                     457,957
FINANCE-CONSUMER LOANS (0.08%)
 World Acceptance /1/                                          4,231                  90,501
FINANCE-INVESTMENT BANKER & BROKER (0.34%)
 Investment Technology Group /1/                               9,995                 131,334
 Piper Jaffray /1/                                             4,523                 184,312
 SWS Group                                                     3,911                  53,581
                                                                                     369,227

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (0.12%)
                                                                                $
 Financial Federal /1/                                         3,935                 126,550
FINANCE-MORTGAGE LOAN/BANKER (0.33%)
 New Century Financial                                         7,727                 363,555
FIREARMS & AMMUNITION (0.06%)
 Sturm Ruger                                                   6,137                  63,886
FOOD-BAKING (0.24%)
 Flowers Foods                                                10,048                 262,253
FOOD-MISCELLANEOUS/DIVERSIFIED (0.95%)
 American Italian Pasta                                        4,115                 121,022
 Corn Products International                                   8,314                 358,500
 Hain Celestial Group /1/                                      8,309                 137,348
 J & J Snack Foods /1/                                         2,032                  74,635
 Lance                                                         6,723                 101,114
 Ralcorp Holdings /1/                                          6,665                 243,073
                                                                                   1,035,691
FOOD-RETAIL (0.06%)
 Great Atlantic & Pacific Tea /1/                              8,783                  60,603
FOOD-WHOLESALE & DISTRIBUTION (0.49%)
 Nash Finch                                                    2,805                  74,108
 Performance Food Group /1/                                   10,569                 261,900
 United Natural Foods /1/                                      8,889                 192,625
                                                                                     528,633
FOOTWEAR & RELATED APPAREL (0.28%)
 Stride Rite                                                   8,908                  92,643
 Wolverine World Wide                                          9,065                 211,940
                                                                                     304,583
FORESTRY (0.09%)
 Deltic Timber                                                 2,758                  94,903
GARDEN PRODUCTS (0.33%)
 Toro                                                          5,540                 362,870
GAS-DISTRIBUTION (2.73%)
 Atmos Energy                                                 13,896                 349,762
 Cascade Natural Gas                                           2,559                  51,410
 Energen                                                       8,287                 392,389
 Laclede Group                                                 4,724                 127,123
 New Jersey Resources                                          6,283                 255,404
 Northwest Natural                                             6,224                 182,861
 NUI                                                           3,641                  48,316
 Piedmont Natural Gas                                          8,710                 359,288
 Southern Union /1/                                           19,022                 378,728
 Southwest Gas                                                 7,907                 187,159
 Southwestern Energy /1/                                       8,226                 264,795
 UGI                                                          11,577                 374,979
                                                                                   2,972,214
HEALTH CARE COST CONTAINMENT (0.13%)
 Hooper Holmes                                                14,801                  68,529
 Orthodontic Centers of America /1/                           11,424                  77,226
                                                                                     145,755
HOME FURNISHINGS (0.53%)
 Bassett Furniture Industries                                  2,667                  50,940
 Ethan Allen Interiors /2/                                     8,501                 315,812

                                                               Shares
                                                                Held                  Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                                $
 La-Z-Boy                                                     11,847                 204,716
                                                                                     571,468
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Invacare                                                      7,129                 289,081
HOTELS & MOTELS (0.20%)
 Marcus                                                        6,795                 119,524
 Prime Hospitality /1/                                        10,254                  94,132
                                                                                     213,656
HOUSEWARES (0.12%)
 Libbey                                                        3,114                  70,003
 National Presto Industries                                    1,556                  62,582
                                                                                     132,585
HUMAN RESOURCES (0.65%)
 Administaff /1/                                               6,066                  80,678
 CDI                                                           4,477                 127,684
 Cross Country Healthcare                                      7,288                 108,737
 Heidrick & Struggles /1/                                      4,318                 114,254
 Labor Ready /1/                                               9,435                 132,279
 On Assignment /1/                                             5,754                  28,828
 Spherion /1/                                                 13,765                 119,067
                                                                                     711,527
IDENTIFICATION SYSTEM-DEVELOPMENT (0.52%)
 Brady                                                         5,429                 245,391
 Checkpoint Systems /1/                                        8,567                 147,438
 Paxar /1/                                                     9,040                 174,291
                                                                                     567,120
INDUSTRIAL AUTOMATION & ROBOTS (0.32%)
 Cognex                                                       10,311                 310,155
 Gerber Scientific /1/                                         5,065                  32,821
                                                                                     342,976
INSTRUMENTS-CONTROLS (0.55%)
 BEI Technologies                                              3,364                  80,770
 Photon Dynamics /1/                                           3,795                 104,325
 Watts Industries                                              7,357                 186,132
 Woodward Governor                                             2,577                 158,150
 X-Rite                                                        4,730                  70,666
                                                                                     600,043
INSTRUMENTS-SCIENTIFIC (0.36%)
 Dionex /1/                                                    4,788                 225,946
 FEI /1/                                                       7,578                 152,394
 Meade Instruments /1/                                         4,558                  15,452
                                                                                     393,791
INSURANCE BROKERS (0.25%)
 Hilb, Rogal & Hamilton                                        8,220                 276,110
INTERNET APPLICATION SOFTWARE (0.33%)
 Netegrity /1/                                                 8,634                  56,466
 Verity /1/                                                    8,400                  93,492
 WebEx Communications /1/                                     10,042                 206,062
                                                                                     356,020
INTERNET CONNECTIVE SERVICES (0.04%)
 PC-Tel /1/                                                    4,774                  48,170

                                                               Shares
                                                                Held                  Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.19%)
                                                                                $
 Internet Security Systems /1/                                11,037                 169,087
 Zixit /1/                                                     7,234                  42,391
                                                                                     211,478
INTERNET TELEPHONY (0.12%)
 j2 Global Communications /1/                                  5,281                 134,718
LASERS-SYSTEMS & COMPONENTS (0.54%)
 Coherent /1/                                                  6,883                 181,126
 Cymer /1/                                                     8,381                 240,032
 Electro Scientific Industries /1/                             6,406                 164,955
                                                                                     586,112
LEISURE & RECREATION PRODUCTS (0.41%)
 K2 /1/                                                        9,490                 135,233
 Multimedia Games /1/                                          6,360                 120,395
 WMS Industries /1/                                            6,865                 187,003
                                                                                     442,630
LIFE & HEALTH INSURANCE (0.61%)
 Delphi Financial Group                                        7,174                 290,906
 Presidential Life                                             6,690                 117,410
 UICI /1/                                                     10,547                 252,284
                                                                                     660,599
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Angelica                                                      2,037                  49,031
 G & K Services                                                4,758                 183,278
                                                                                     232,309
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Milacron /1/                                                 11,363                  40,907
 Regal Beloit                                                  5,575                 117,075
                                                                                     157,982
MACHINERY-CONSTRUCTION & MINING (0.20%)
 Astec Industries /1/                                          4,508                  76,771
 JLG Industries                                                9,957                 139,398
                                                                                     216,169
MACHINERY-ELECTRICAL (0.16%)
 Baldor Electric                                               7,508                 171,783
MACHINERY-FARM (0.06%)
 Lindsay Manufacturing                                         2,681                  64,693
MACHINERY-GENERAL INDUSTRY (1.13%)
 Albany International                                          7,548                 225,836
 Applied Industrial Technologies                               4,420                 141,307
 Gardner Denver /1/                                            4,504                 120,617
 Idex                                                         11,433                 366,885
 Manitowoc                                                     6,092                 206,580
 Robbins & Myers                                               3,298                  62,365
 Stewart & Stevenson Services                                  6,551                 103,178
                                                                                   1,226,769
MACHINERY-PUMPS (0.11%)
 Thomas Industries                                             3,962                 122,822
MEDICAL INFORMATION SYSTEM (0.63%)
 Cerner /1/                                                    8,156                 367,020
 Dendrite International /1/                                    9,460                 141,049

                                                               Shares
                                                                Held                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                                $
 NDCHealth                                                     8,212                 172,534
                                                                                     680,603
MEDICAL INSTRUMENTS (0.80%)
 ArthroCare /1/                                                4,848                 129,102
 Conmed /1/                                                    6,778                 150,200
 Datascope                                                     3,372                 117,042
 SurModics /1/                                                 3,992                  95,489
 Techne /1/                                                    9,372                 373,006
                                                                                     864,839
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 LabOne /1/                                                    3,887                 114,705
MEDICAL LASER SYSTEMS (0.05%)
 BioLase Technology /1/                                        5,532                  51,060
MEDICAL PRODUCTS (1.68%)
 American Medical Systems Holding /1/                          7,600                 241,832
 Cooper                                                        7,450                 442,903
 Cyberonics /1/                                                5,331                 149,161
 Haemonetics /1/                                               5,736                 172,080
 Mentor                                                        9,624                 303,060
 Osteotech /1/                                                 3,910                  15,132
 PolyMedica                                                    6,180                 188,243
 Possis Medical /1/                                            4,142                 118,461
 Viasys Healthcare /1/                                         7,019                 106,338
 Vital Signs                                                   2,922                  87,251
                                                                                   1,824,460
MEDICAL-BIOMEDICAL/GENE (0.57%)
 Arqule /1/                                                    6,573                  28,067
 Cambrex                                                       5,954                 131,286
 CryoLife /1/                                                  5,302                  25,450
 Enzo Biochem /1/                                              7,032                  95,916
 Integra LifeSciences Holdings /1/                             6,513                 205,778
 Regeneron Pharmaceutical /1/                                 12,688                 108,609
 Savient Pharmaceuticals /1/                                  13,668                  28,566
                                                                                     623,672
MEDICAL-DRUGS (0.71%)
 Bradley Pharmaceuticals /1/                                   3,786                  89,122
 Medicis Pharmaceutical /2/                                   12,940                 462,864
 Priority Healthcare /1/                                       9,896                 221,670
                                                                                     773,657
MEDICAL-GENERIC DRUGS (0.18%)
 Alpharma                                                     11,939                 196,277
MEDICAL-HMO (0.66%)
 AMERIGROUP /1/                                                5,642                 270,590
 Centene /1/                                                   4,620                 180,180
 Sierra Health Services /1/                                    6,134                 271,123
                                                                                     721,893
MEDICAL-HOSPITALS (0.37%)
 Curative Health Services /1/                                  2,946                  18,147
 Province Healthcare /1/                                      11,252                 163,492
 United Surgical Partners International /1/                    6,410                 225,888
                                                                                     407,527

                                                                Shares
                                                                 Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.28%)
                                                                                $
 Amsurg /1/                                                    6,894                 163,733
 Odyssey HealthCare /1/                                        8,346                 143,384
                                                                                     307,117
METAL PROCESSORS & FABRICATION (1.34%)
 Commercial Metals                                             6,620                 229,251
 Intermet                                                      5,838                  21,659
 Kaydon                                                        6,430                 187,306
 Mueller Industries                                            7,976                 304,045
 Quanex                                                        3,748                 170,534
 Timken /2/                                                   20,386                 506,388
 Wolverine Tube /1/                                            2,808                  35,662
                                                                                   1,454,844
METAL PRODUCTS-DISTRIBUTION (0.11%)
 A.M. Castle /1/                                               3,602                  38,433
 Lawson Products                                               2,155                  79,994
                                                                                     118,427
METAL-ALUMINUM (0.18%)
 Century Aluminum /1/                                          6,891                 162,283
 Commonwealth Industries /1/                                   3,656                  36,121
                                                                                     198,404
METAL-IRON (0.15%)
 Cleveland-Cliffs /1/                                          2,439                 159,852
MISCELLANEOUS INVESTING (2.32%)
 Capital Automotive                                            8,251                 239,196
 Colonial Properties Trust                                     6,160                 234,080
 Commercial Net Lease Realty                                  11,782                 200,294
 Entertainment Properties Trust                                5,264                 186,135
 Essex Property Trust                                          5,218                 343,866
 Gables Residential Trust                                      6,672                 220,510
 Glenborough Realty Trust                                      7,278                 133,042
 Kilroy Realty                                                 6,474                 229,180
 Lexington Corporate Properties Trust                         10,977                 214,710
 Shurgard Storage Centers                                     10,481                 387,797
 Sovran Self Storage                                           3,397                 131,770
                                                                                   2,520,580
MISCELLANEOUS MANUFACTURERS (0.32%)
 AptarGroup                                                    8,334                 352,612
NETWORKING PRODUCTS (0.74%)
 Adaptec /1/ /2/                                              25,048                 187,610
 Aeroflex /1/                                                 16,921                 187,654
 Anixter International                                         8,376                 280,428
 Black Box                                                     4,015                 152,570
                                                                                     808,262
NON-FERROUS METALS (0.14%)
 Brush Engineered Materials /1/                                4,290                  77,649
 RTI International Metals /1/                                  4,832                  72,432
                                                                                     150,081
NON-HAZARDOUS WASTE DISPOSAL (0.26%)
 Waste Connections /1/                                         9,949                 287,128
NON-HOTEL GAMBLING (0.29%)
 Argosy Gaming /1/ /2/                                         6,715                 219,110

                                                               Shares
                                                                Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (CONTINUED)
                                                                                $
 Pinnacle Entertainment /1/                                    8,101                  91,460
                                                                                     310,571
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                    5,230                 158,626
 Imagistics International /1/                                  3,797                 123,403
                                                                                     282,028
OFFICE FURNISHINGS-ORIGINAL (0.09%)
 Interface /1/                                                11,803                  98,201
OFFICE SUPPLIES & FORMS (0.23%)
 John H. Harland                                               6,421                 181,779
 Standard Register                                             6,501                  71,251
                                                                                     253,029
OIL & GAS (0.25%)
 Spinnaker Exploration /1/                                     7,687                 274,964
OIL & GAS DRILLING (0.11%)
 Atwood Oceanics /1/                                           3,159                 122,127
OIL COMPANY-EXPLORATION & PRODUCTION (2.66%)
 Cabot Oil & Gas                                               7,500                 329,775
 Cimarex Energy /1/                                            9,433                 306,855
 Evergreen Resources /1/                                       9,828                 402,162
 Patina Oil & Gas                                             16,083                 474,288
 Remington Oil & Gas /1/                                       6,162                 145,731
 St. Mary Land & Exploration                                   6,508                 223,289
 Stone Energy /1/                                              6,074                 274,788
 Swift Energy /1/                                              6,319                 143,378
 Unit /1/                                                     10,424                 336,174
 Vintage Petroleum                                            14,748                 252,191
                                                                                   2,888,631
OIL FIELD MACHINERY & EQUIPMENT (0.68%)
 Carbo Ceramics                                                3,626                 256,830
 Dril-Quip /1/                                                 3,943                  74,326
 Hydril /1/                                                    5,217                 185,986
 Lone Star Technologies /1/                                    6,558                 218,513
                                                                                     735,654
OIL REFINING & MARKETING (0.21%)
 Frontier Oil                                                  6,050                 129,773
 WD-40                                                         3,891                 102,645
                                                                                     232,417
OIL-FIELD SERVICES (0.82%)
 Cal Dive International /1/                                    8,714                 270,134
 Oceaneering International /1/                                 5,688                 188,102
 Seacor Smit /1/                                               4,226                 178,760
 Tetra Technologies /1/                                        5,087                 134,042
 W-H Energy Services /1/                                       6,259                 125,806
                                                                                     896,844
OPTICAL SUPPLIES (0.34%)
 Advanced Medical Optics /1/                                   6,724                 255,848
 Sola International /1/                                        7,289                 118,519
                                                                                     374,367
PAPER & RELATED PRODUCTS (0.69%)
 Buckeye Technologies /1/                                      8,476                  91,032
 Caraustar Industries /1/                                      6,486                  90,480

                                                               Shares
                                                                 Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                                $
 Chesapeake                                                    4,448                 103,238
 Pope & Talbot                                                 3,595                  70,534
 Rock-Tenn                                                     8,074                 114,409
 Schweitzer-Mauduit International                              3,425                  96,756
 Wausau-Mosinee Paper                                         11,778                 183,030
                                                                                     749,479
PHARMACEUTICALS (0.10%)
 Cima Labs /1/                                                 3,348                 113,330
PHARMACY SERVICES (0.33%)
 Accredo Health /1/                                           11,055                 358,182
PHOTO EQUIPMENT & SUPPLIES (0.02%)
 Concord Camera /1/                                            6,595                  18,070
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 RehabCare Group /1/                                           3,695                  88,495
PHYSICIAN PRACTICE MANAGEMENT (0.78%)
 American Healthways /1/                                       7,425                 202,183
 Pediatrix Medical Group /1/                                   5,585                 353,195
 US Oncology /1/                                              19,691                 292,805
                                                                                     848,183
POULTRY (0.20%)
 Sanderson Farms                                               4,525                 218,241
POWER CONVERTER & SUPPLY EQUIPMENT (0.37%)
 Advanced Energy Industries /1/                                7,442                  73,378
 Artesyn Technologies /1/                                      8,878                  66,230
 C&D Technologies                                              5,770                  90,589
 Magnetek /1/                                                  6,497                  42,620
 Vicor /1/                                                     9,560                 128,104
                                                                                     400,921
PRINTING-COMMERCIAL (0.23%)
 Bowne                                                         7,975                 118,748
 Consolidated Graphics /1/                                     3,096                 134,707
                                                                                     253,455
PROPERTY & CASUALTY INSURANCE (1.33%)
 LandAmerica Financial Group                                   4,316                 170,482
 Philadelphia Consolidated Holding /1/                         5,023                 274,607
 ProAssurance /1/                                              6,648                 210,675
 RLI                                                           5,744                 211,379
 SCPIE Holdings                                                2,251                  21,790
 Selective Insurance Group                                     6,321                 227,619
 Stewart Information Services                                  4,128                 146,338
 Zenith National Insurance                                     4,365                 187,128
                                                                                   1,450,018
PUBLICLY TRADED INVESTMENT FUND (4.98%)
 iShares S&P SmallCap 600 Index Fund                          39,040               5,412,896
PUBLISHING-BOOKS (0.18%)
 Information Holdings /1/                                      4,765                 130,085
 Thomas Nelson                                                 3,283                  70,749
                                                                                     200,833
RECREATIONAL CENTERS (0.04%)
 Bally Total Fitness Holding /1/                               7,769                  40,088

                                                               Shares
                                                                Held                 Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (0.55%)
                                                                                $
 Arctic Cat                                                    4,753                 128,949
 Polaris Industries                                            9,793                 468,105
                                                                                     597,054
RECYCLING (0.04%)
 IMCO Recycling /1/                                            3,521                  43,660
RENTAL-AUTO & EQUIPMENT (0.22%)
 Aaron Rents                                                   7,545                 242,345
RESEARCH & DEVELOPMENT (0.52%)
 PAREXEL International /1/                                     5,953                 114,357
 Pharmaceutical Product Development /1/                       12,818                 449,399
                                                                                     563,756
RESPIRATORY PRODUCTS (0.75%)
 ResMed /1/                                                    7,708                 377,692
 Respironics /1/                                               7,941                 442,473
                                                                                     820,165
RETAIL-APPAREL & SHOE (2.05%)
 Brown Shoe                                                    4,144                 133,561
 Burlington Coat Factory Warehouse                            10,177                 184,611
 Cato                                                          4,697                  98,026
 Childrens Place /1/                                           6,124                 125,542
 Christopher & Banks                                           8,567                 140,242
 Dress Barn /1/                                                6,755                 113,146
 Genesco /1/                                                   4,971                 106,678
 Goody's Family Clothing                                       7,514                  65,522
 Hot Topic /1/                                                10,651                 169,564
 Men's Wearhouse /1/                                           8,242                 218,331
 Stein Mart /1/                                                9,596                 174,071
 Too /1/                                                       7,854                 117,653
 Urban Outfitters /1/                                         18,324                 544,956
 Wet Seal /1/                                                  8,238                  42,014
                                                                                   2,233,916
RETAIL-AUTO PARTS (0.37%)
 PEP Boys-Manny, Moe & Jack                                   13,663                 282,824
 TBC /1/                                                       5,046                 120,751
                                                                                     403,575
RETAIL-AUTOMOBILE (0.14%)
 Group 1 Automotive /1/                                        5,126                 152,447
RETAIL-BEDDING (0.41%)
 Linens 'N Things /1/                                         10,282                 273,707
 Select Comfort /1/                                            8,299                 169,549
                                                                                     443,255
RETAIL-COMPUTER EQUIPMENT (0.29%)
 Electronics Boutique Holdings /1/                             5,420                 136,096
 Insight Enterprises /1/                                      11,030                 176,921
                                                                                     313,017
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Ultimate Electronics /1/                                      3,414                  11,676
RETAIL-CONVENIENCE STORE (0.17%)
 Casey's General Stores                                       11,400                 184,452
RETAIL-DISCOUNT (0.24%)
 Fred's                                                        8,931                 161,205

                                                                Shares
                                                                 Held                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                $
 ShopKo Stores /1/                                             6,691                 104,045
                                                                                     265,250
RETAIL-DRUG STORE (0.25%)
 Duane Reade /1/                                               5,580                  91,903
 Longs Drug Stores                                             8,508                 178,668
                                                                                     270,571
RETAIL-FABRIC STORE (0.17%)
 Hancock Fabrics                                               4,307                  49,703
 Jo-Ann Stores /1/                                             5,065                 134,324
                                                                                     184,027
RETAIL-GARDENING PRODUCTS (0.29%)
 Tractor Supply /1/                                            8,713                 315,933
RETAIL-HOME FURNISHINGS (0.24%)
 Cost Plus /1/                                                 4,998                 167,233
 Haverty Furniture                                             5,142                  95,590
                                                                                     262,823
RETAIL-JEWELRY (0.30%)
 Zale /1/                                                     11,849                 321,582
RETAIL-MAIL ORDER (0.08%)
 J. Jill Group /1/                                             4,559                  84,661
RETAIL-MUSIC STORE (0.23%)
 Guitar Center /1/                                             5,551                 249,517
RETAIL-OFFICE SUPPLIES (0.14%)
 School Specialty /1/                                          4,332                 149,064
RETAIL-PAWN SHOPS (0.13%)
 Cash America International                                    6,464                 145,117
RETAIL-RESTAURANTS (2.48%)
 CEC Entertainment /1/                                         8,518                 309,629
 IHOP                                                          4,881                 180,548
 Jack in the Box /1/                                           8,321                 265,440
 Landry's Seafood Restaurant                                   6,340                 191,658
 Lone Star Steakhouse & Saloon                                 4,853                 117,637
 O'Charley's /1/                                               4,837                  85,034
 P.F. Chang's China Bistro /1/                                 5,833                 259,160
 Panera Bread /1/                                              6,876                 253,656
 Papa John's International /1/                                 4,022                 122,148
 RARE Hospitality International /1/                            7,749                 218,599
 Ryan's Restaurant Group /1/                                   9,590                 138,959
 Sonic /1/                                                    13,535                 311,305
 Steak N Shake /1/                                             6,260                 107,171
 Triarc                                                       14,508                 141,598
                                                                                   2,702,543
RETAIL-SPORTING GOODS (0.09%)
 Hibbett Sporting Goods /1/                                    5,344                 101,857
RETAIL-VIDEO RENTAL (0.12%)
 Movie Gallery                                                 7,639                 132,842
RETIREMENT & AGED CARE (0.15%)
 Sunrise Assisted Living /1/                                   4,667                 164,745

                                                                Shares
                                                                 Held                 Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (2.44%)
                                                                                $
 Anchor BanCorp Wisconsin                                      5,241                 133,331
 BankAtlantic Bancorp                                         13,552                 247,188
 BankUnited Financial /1/                                      6,837                 183,505
 Brookline Bancorp.                                           13,456                 191,479
 Commercial Federal                                            9,289                 244,579
 Dime Community Bancshares                                     8,505                 141,353
 Downey Financial                                              6,374                 342,603
 FirstFed Financial /1/                                        3,867                 175,214
 Flagstar Bancorp.                                            13,873                 272,882
 MAF Bancorp                                                   7,453                 299,238
 Sovereign Bancorp                                             2,373                  51,670
 Sterling Financial /1/                                        5,152                 163,009
 Waypoint Financial                                            7,606                 208,785
                                                                                   2,654,836
SEISMIC DATA COLLECTION (0.32%)
 Input/Output /1/                                             16,675                 160,580
 Veritas DGC /1/                                               7,620                 187,681
                                                                                     348,261
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Exar /1/                                                      9,390                 126,483
 Pericom Semiconductor /1/                                     6,019                  60,130
 Power Integrations /1/                                        7,015                 141,563
 Standard Microsystems /1/                                     4,195                  72,196
                                                                                     400,372
SEMICONDUCTOR EQUIPMENT (1.36%)
 ATMI /1/                                                      7,116                 144,882
 Axcelis Technologies /1/ /2/                                 22,667                 211,483
 Brooks Automation /1/                                        10,162                 146,434
 Cohu                                                          4,890                  92,592
 Dupont Photomasks /1/                                         4,190                  68,465
 Helix Technology                                              5,954                  85,976
 Kulicke & Soffa Industries /1/                               11,587                  90,494
 Photronics /1/                                                7,415                 107,295
 Rudolph Technologies /1/                                      3,810                  60,960
 Ultratech /1/                                                 5,405                  67,346
 Varian Semiconductor Equipment  Associates
  /1/                                                          8,277                 247,234
 Veeco Instruments /1/                                         6,756                 153,699
                                                                                   1,476,861
STEEL PIPE & TUBE (0.50%)
 Maverick Tube /1/                                             9,651                 278,335
 Shaw Group /1/                                               14,416                 143,007
 Valmont Industries                                            5,439                 118,733
                                                                                     540,075
STEEL PRODUCERS (0.96%)
 Carpenter Technology                                          5,201                 223,643
 Reliance Steel & Aluminum                                     7,388                 294,190
 Ryerson Tull                                                  5,672                  87,008
 Steel Dynamics /1/                                           11,243                 368,208
 Steel Technologies                                            2,907                  67,181
                                                                                   1,040,231
STEEL-SPECIALTY (0.04%)
 Material Sciences /1/                                         3,252                  39,187

                                                                Shares
                                                                 Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STORAGE & WAREHOUSING (0.08%)
                                                                                $
 Mobile Mini /1/                                               3,273                  89,517
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.14%)
 Intermagnetics General /1/                                    3,837                 147,571
TELECOMMUNICATION EQUIPMENT (0.22%)
 Applied Signal Technology                                     2,667                  92,198
 Network Equipment Technologies /1/                            5,534                  39,402
 Symmetricom /1/                                              10,233                  83,911
 Tollgrade Communications /1/                                  3,098                  25,775
                                                                                     241,286
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.17%)
 C-COR.net /1/                                                 9,808                  79,641
 Harmonic /1/                                                 16,374                 106,595
                                                                                     186,236
TELECOMMUNICATION SERVICES (0.24%)
 Commonwealth Telephone Enterprises /1/                        4,915                 220,192
 Intrado /1/                                                   3,938                  41,349
                                                                                     261,541
TELEPHONE-INTEGRATED (0.10%)
 General Communication /1/                                    13,074                 104,723
THERAPEUTICS (0.44%)
 MGI Pharma /1/                                               16,060                 449,841
 Theragenics /1/                                               6,833                  28,425
                                                                                     478,266
TOBACCO (0.05%)
 DIMON                                                        10,298                  55,609
TOYS (0.11%)
 Jakks Pacific /1/                                             5,775                 115,904
TRANSPORT-AIR FREIGHT (0.24%)
 EGL /1/                                                      10,291                 261,494
TRANSPORT-MARINE (0.20%)
 Kirby /1/                                                     5,592                 215,851
TRANSPORT-RAIL (0.19%)
 Kansas City Southern Industries /1/                          14,285                 208,847
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                        5,162                 149,440
TRANSPORT-TRUCK (1.83%)
 Arkansas Best                                                 5,695                 199,154
 Forward Air /1/                                               4,905                 194,778
 Heartland Express                                            11,401                 307,941
 Knight Transportation /1/                                    12,844                 254,440
 Landstar System /1/                                           6,796                 338,509
 USF                                                           6,321                 224,396
 Yellow Roadway /1/                                           10,948                 476,347
                                                                                   1,995,564
VITAMINS & NUTRITION PRODUCTS (0.35%)
 Natures Sunshine Products                                     3,399                  50,577
 NBTY /1/ /2/                                                 15,217                 331,122
                                                                                     381,699

                                                                Shares
                                                                 Held               Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER (0.07%)
                                                                                $
 American States Water                                         3,476                  80,122
WATER TREATMENT SYSTEMS (0.13%)
 Ionics /1/                                                    5,150                 139,256
WEB PORTALS (0.10%)
 FindWhat.com /1/                                              6,803                 110,889
WIRE & CABLE PRODUCTS (0.19%)
 Belden CDT                                                   10,681                 207,745
WIRELESS EQUIPMENT (0.18%)
 Audiovox /1/                                                  5,252                  90,965
 Viasat /1/                                                    6,011                 108,919
                                                                                     199,884
X-RAY EQUIPMENT (0.09%)
 Hologic /1/                                                   4,650                  92,628
                                 TOTAL COMMON STOCKS                             106,773,549

                                                             Principal
                                                               Amount              Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.69%)
FINANCE-MORTGAGE LOAN/BANKER (1.69%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                    $
  1.28%; 08/02/04                                          1,834,572               1,834,506
                              TOTAL COMMERCIAL PAPER                               1,834,506
                                                                                ------------

                TOTAL PORTFOLIO INVESTMENTS (99.85%)                             108,608,055
CASH AND RECEIVABLES, NET OF LIABILITIES (0.15%)                                     162,955
                          TOTAL NET ASSETS (100.00%)                            $108,771,010
                                                                                --------------

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           JULY 31, 2004 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
8 Russell 2000,    Buy        $2,204,750    $2,206,800      $2,050
September, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $17,937,631
Unrealized Depreciation                       (6,693,358)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,244,273
Cost for federal income tax purposes         $97,363,782

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                             Held                  Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (96.97%)
AEROSPACE & DEFENSE EQUIPMENT (0.84%)
                                                                              $
 United Defense Industries /1/                              12,270                425,156
APPAREL MANUFACTURERS (0.83%)
 Kellwood                                                   10,496                421,414
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.58%)
 Oshkosh Truck                                               5,540                293,454
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.00%)
 ArvinMeritor                                               25,620                509,069
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.93%)
 Dycom Industries /1/                                       17,500                471,450
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.89%)
 Eagle Materials                                             6,830                450,643
BUILDING PRODUCTS-WOOD (0.81%)
 Universal Forest Products                                  13,577                412,334
BUILDING-MAINTENANCE & SERVICE (0.41%)
 Integrated Electrical Services /1/                         24,600                208,362
BUILDING-RESIDENTIAL & COMMERCIAL (1.47%)
 Standard-Pacific                                            9,390                435,790
 WCI Communities /1/                                        14,410                310,247
                                                                                  746,037
CHEMICALS-SPECIALTY (0.71%)
 Albemarle                                                  11,690                360,052
COAL (0.61%)
 Massey Energy                                              11,240                310,786
COMMERCIAL BANKS (9.63%)
 Capital Corp of the West                                   12,601                496,479
 City Holding                                                8,520                259,604
 Columbia Banking Systems                                   25,097                546,362
 Community Bank System                                      25,934                583,774
 Community Trust Bancorp                                    10,020                302,303
 Hancock Holding                                            17,580                527,928
 Independent Bank                                            7,810                221,257
 International Bancshares                                    1,523                 58,712
 MB Financial                                               10,322                376,134
 Oriental Financial Group                                   15,240                387,858
 Pacific Capital Bancorp.                                   18,411                510,353
 Provident Bankshares                                       20,973                626,883
                                                                                4,897,647
COMMERCIAL SERVICE-FINANCE (0.80%)
 NCO Group /1/                                              16,260                406,012
COMMERCIAL SERVICES (0.75%)
 Intersections /1/                                           7,521                109,957
 Plexus /1/                                                 24,440                273,972
                                                                                  383,929
COMPUTER SERVICES (0.43%)
 Sykes Enterprises /1/                                      33,540                221,029
COMPUTERS-INTEGRATED SYSTEMS (1.12%)
 Micros Systems /1/                                          8,940                434,663

                                                            Shares
                                                             Held                   Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                              $
 RadiSys /1/                                                10,867                134,859
                                                                                  569,522
COMPUTERS-MEMORY DEVICES (0.48%)
 Silicon Storage Technology /1/                             36,770                244,153
COMPUTERS-PERIPHERAL EQUIPMENT (0.36%)
 Electronics for Imaging /1/                                 9,012                180,871
CONSULTING SERVICES (0.72%)
 Charles River Associates /1/                               11,400                365,256
CONSUMER PRODUCTS-MISCELLANEOUS (0.37%)
 Central Garden & Pet /1/                                    6,550                185,889
CONTAINERS-METAL & GLASS (0.68%)
 Greif Brothers                                              9,340                347,074
DIAGNOSTIC EQUIPMENT (0.21%)
 Immunicon /1/                                              12,184                104,539
DISTRIBUTION-WHOLESALE (1.38%)
 United Stationers /1/                                      10,920                430,466
 Watsco                                                      9,270                271,055
                                                                                  701,521
DIVERSIFIED MANUFACTURING OPERATIONS (1.55%)
 Acuity Brands                                              14,830                353,696
 Griffon /1/                                                20,798                436,134
                                                                                  789,830
E-MARKETING-INFORMATION (1.28%)
 Digitas /1/                                                41,510                277,702
 ValueClick /1/                                             36,100                374,718
                                                                                  652,420
ELECTRIC-INTEGRATED (2.37%)
 Central Vermont Public Service                             10,016                194,611
 PNM Resources                                              15,090                314,476
 Westar Energy                                              19,070                384,642
 WPS Resources                                               6,780                311,134
                                                                                1,204,863
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.53%)
 DSP Group /1/                                              13,730                270,618
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.33%)
 Integrated Silicon Solution /1/                            19,679                165,697
ENERGY-ALTERNATE SOURCES (1.06%)
 Headwaters /1/                                             19,380                537,601
FINANCE-AUTO LOANS (0.92%)
 WFS Financial /1/                                          10,270                469,853
FINANCE-OTHER SERVICES (0.59%)
 Asset Acceptance Capital /1/                               17,316                298,182
FOOD-MISCELLANEOUS/DIVERSIFIED (0.48%)
 Lance                                                      16,290                245,002
FOOD-RETAIL (0.40%)
 Pathmark Stores /1/                                        28,650                204,561

                                                            Shares
                                                             Held                   Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GARDEN PRODUCTS (0.79%)
                                                                              $
 Toro                                                        6,100                399,550
GAS-DISTRIBUTION (2.55%)
 AGL Resources                                              17,540                518,307
 Energen                                                    10,620                502,857
 Southwestern Energy /1/                                     8,494                273,422
                                                                                1,294,586
HOTELS & MOTELS (1.01%)
 LaSalle Hotel Properties                                   19,860                511,196
HUMAN RESOURCES (2.31%)
 Administaff /1/                                            21,675                288,278
 Heidrick & Struggles /1/                                   19,290                510,413
 Labor Ready /1/                                            26,910                377,278
                                                                                1,175,969
LEISURE & RECREATION PRODUCTS (0.71%)
 K2 /1/                                                     25,470                362,948
LIFE & HEALTH INSURANCE (2.24%)
 Scottish Annuity & Life Holdings                           23,816                485,846
 Stancorp Financial Group                                    9,286                652,806
                                                                                1,138,652
MACHINERY-CONSTRUCTION & MINING (0.84%)
 Terex /1/                                                  11,040                429,566
MACHINERY-GENERAL INDUSTRY (1.64%)
 Applied Industrial Technologies                            17,510                559,795
 Gardner Denver /1/                                         10,202                273,209
                                                                                  833,004
MACHINERY-MATERIAL HANDLING (0.14%)
 Cascade                                                     2,445                 71,565
MACHINERY-PUMPS (0.94%)
 Thomas Industries                                          15,450                478,950
MEDICAL INSTRUMENTS (1.43%)
 Animas /1/                                                 18,610                283,244
 Conmed /1/                                                 10,220                226,475
 dj Orthopedics /1/                                         12,143                216,146
                                                                                  725,865
MEDICAL PRODUCTS (1.40%)
 Cooper                                                      7,586                450,988
 Wright Medical Group /1/                                    9,442                260,882
                                                                                  711,870
MEDICAL-BIOMEDICAL/GENE (0.64%)
 Lexicon Genetics /1/                                       53,990                327,179
MEDICAL-HMO (0.98%)
 AMERIGROUP /1/                                             10,400                498,784
MEDICAL-HOSPITALS (1.09%)
 Province Healthcare /1/                                    17,130                248,899
 United Surgical Partners International
  /1/                                                        8,737                307,892
                                                                                  556,791
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.59%)
 Select Medical                                             23,260                298,658

                                                           Shares
                                                            Held                    Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.88%)
                                                                              $
 Commercial Metals                                          12,900                446,727
METAL-ALUMINUM (0.55%)
 Century Aluminum /1/                                       11,820                278,361
MISCELLANEOUS INVESTING (7.14%)
 Brandywine Realty Trust                                     8,480                231,504
 CBL & Associates Properties                                 9,848                542,625
 Entertainment Properties Trust                             16,323                577,181
 Healthcare Realty Trust                                    11,923                430,659
 Newcastle Investment                                        9,606                271,754
 Prentiss Properties Trust                                   6,700                229,542
 PS Business Parks                                          13,792                554,438
 Ramco-Gershenson Properties                                15,790                405,961
 Ventas                                                     15,230                388,670
                                                                                3,632,334
OFFICE AUTOMATION & EQUIPMENT (0.61%)
 Global Imaging Systems /1/                                 10,213                309,760
OIL COMPANY-EXPLORATION & PRODUCTION (2.73%)
 KCS Energy /1/                                             16,250                240,175
 Magnum Hunter Resources /1/                                35,170                377,022
 Meridian Resource /1/                                      44,410                370,824
 Unit /1/                                                   12,350                398,287
                                                                                1,386,308
OIL FIELD MACHINERY & EQUIPMENT (0.72%)
 Universal Compression Holdings /1/                         11,111                364,552
OIL-FIELD SERVICES (0.65%)
 Oceaneering International /1/                               9,930                328,385
PAPER & RELATED PRODUCTS (1.50%)
 Buckeye Technologies /1/                                   30,030                322,522
 Rock-Tenn                                                  31,030                439,695
                                                                                  762,217
PROPERTY & CASUALTY INSURANCE (2.89%)
 Arch Capital Group /1/                                     16,820                647,570
 Infinity Property & Casualty                               11,840                340,755
 Penn-America Group                                         36,991                480,883
                                                                                1,469,208
RADIO (1.01%)
 Emmis Communications /1/                                   14,890                293,631
 Spanish Broadcasting System /1/                            25,390                218,100
                                                                                  511,731
RECREATIONAL VEHICLES (0.46%)
 Thor Industries                                             7,400                231,694
RECYCLING (0.88%)
 Metal Management /1/                                       23,080                447,521
REINSURANCE (1.36%)
 Max Re Capital                                             18,640                334,029
 Platinum Underwriters Holdings                             12,769                355,361
                                                                                  689,390
RESORTS & THEME PARKS (0.61%)
 Vail Resorts /1/                                           15,910                310,404

                                                           Shares
                                                            Held                    Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESPIRATORY PRODUCTS (0.70%)
                                                                              $
 Respironics /1/                                             6,401                356,664
RETAIL-APPAREL & SHOE (1.22%)
 Genesco /1/                                                10,980                235,631
 Men's Wearhouse /1/                                        14,583                386,304
                                                                                  621,935
RETAIL-AUTO PARTS (0.72%)
 CSK Auto /1/                                               26,531                367,454
RETAIL-BEDDING (0.49%)
 Linens 'N Things /1/                                        9,320                248,098
RETAIL-COMPUTER EQUIPMENT (1.03%)
 Electronics Boutique Holdings /1/                          11,418                286,706
 Insight Enterprises /1/                                    14,870                238,515
                                                                                  525,221
RETAIL-DISCOUNT (0.41%)
 BJ's Wholesale Club /1/                                     9,040                210,722
RETAIL-PETROLEUM PRODUCTS (0.69%)
 World Fuel Services                                         9,270                352,260
RETAIL-RESTAURANTS (1.63%)
 Landry's Seafood Restaurant                                10,660                322,252
 McCormick & Schmick's Seafood
  Restaurants/1/                                            20,368                244,416
 RARE Hospitality International /1/                          9,240                260,660
                                                                                  827,328
SAVINGS & LOANS-THRIFTS (4.95%)
 BankUnited Financial /1/                                   15,200                407,968
 Dime Community Bancshares                                  28,641                476,013
 FirstFed Financial /1/                                      4,780                216,582
 Flagstar Bancorp.                                          14,370                282,658
 Flushing Financial                                         32,238                557,073
 Sterling Financial /1/                                     18,157                574,487
                                                                                2,514,781
SEMICONDUCTOR EQUIPMENT (0.72%)
 MKS Instruments /1/                                        11,044                162,568
 Varian Semiconductor Equipment
 Associates/1/                                               6,890                205,804
                                                                                  368,372
STEEL PIPE & TUBE (0.76%)
 Maverick Tube /1/                                          13,320                384,149
STEEL PRODUCERS (1.68%)
 Schnitzer Steel Industries                                 12,630                390,646
 Steel Dynamics /1/                                         14,100                461,775
                                                                                  852,421
TELECOMMUNICATION EQUIPMENT (0.68%)
 Comtech Telecommunications /1/                             17,440                347,405
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.38%)
 C-COR.net /1/                                              23,790                193,175
THERAPEUTICS (0.46%)
 Tanox /1/                                                  14,890                233,326

                                                           Shares
                                                            Held                    Value
 --------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (0.85%)
                                                                              $
 OMI                                                        29,810                433,736
TRANSPORT-SERVICES (0.43%)
 Pacer International /1/                                    14,010                221,148
TRANSPORT-TRUCK (1.78%)
 Old Dominion Freight Line /1/                              18,960                550,219
 SCS Transportation /1/                                     13,819                355,840
                                                                                  906,059
WEB HOSTING & DESIGN (0.58%)
 Macromedia /1/                                             14,700                296,940
                             TOTAL COMMON STOCKS                               49,299,745

                                                         Principal
                                                           Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.87%)
FINANCE-MORTGAGE LOAN/BANKER (2.87%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                     $                        $
  1.28%; 08/02/04                                    1,458,547                  1,458,495
                             TOTAL COMMERCIAL PAPER                             1,458,495
                                                                              -----------

                TOTAL PORTFOLIO INVESTMENTS (99.84%)                           50,758,240
CASH AND RECEIVABLES, NET OF LIABILITIES (0.16%)                                   81,551
                          TOTAL NET ASSETS (100.00%)                          $50,839,791
                                                                             -------------

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestments held by the fund as of the period end were as follows:

Unrealized Appreciation                                         $3,279,149
Unrealized Depreciation                                         (2,667,928)
                                                                -----------
Net Unrealized Appreciation (Depreciation)                         611,221
Cost for federal income tax purposes                            $50,147,019


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Investors Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------